                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5954

                        The Charles Schwab Family of Funds
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
               (Address of principal executive offices) (Zip code)

                                 Randall W. Merk
                        The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008 - March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Charles Schwab Family of Funds
Schwab New York AMT Tax-Free Fund(TM)

PORTFOLIO HOLDINGS As of March 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                      COST            VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)     ($ X 1,000)
 93.3%  MUNICIPAL SECURITIES                          2,974,144       2,974,144
--------------------------------------------------------------------------------
 93.3%  TOTAL INVESTMENTS                             2,974,144       2,974,144
  6.7%  OTHER ASSETS AND
          LIABILITIES                                                   213,771
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    3,187,915

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
MUNICIPAL SECURITIES 93.3% OF NET ASSETS
NEW YORK 88.3%
ALBANY IDA
Refunding IDRB (United Cerebral
  Palsy Association - Capital
  District) Series 1997B
  2.22%, 04/03/08 (a)(b)                                  8,385            8,385
BROOME CNTY
BAN Series 2007
  3.64%, 04/18/08                                        21,300           21,303
BROOME CNTY IDA
Civic Facility RB (Methodist
  Homes For the Aging)
  Series 2003
  2.25%, 04/02/08 (a)(b)                                  3,625            3,625
CHAUTAUQUA CNTY
Civic Facility RB (Jamestown
  Center City Development Corp)
  Series 2000A
  2.32%, 04/03/08 (a)(b)                                 11,210           11,210
ERIE CNTY IDA
RB (Orchard Park CCRC Inc)
  Series 2006B
  1.97%, 04/03/08 (a)(b)                                  7,000            7,000
HERKIMER CNTY
Civic Facility RB (Templeton Foundation)
  Series 2000
  2.29%, 04/03/08 (a)(b)                                  1,425            1,425
HUDSON YARDS INFRASTRUCTURE CORP
Sr RB Series 2007A
  2.25%, 04/03/08 (a)(b)(c)(d)                           14,415           14,415
JAY STREET DEV CORP
Courts Facility Lease RB Fiscal 2004
  Series A2
  1.75%, 04/02/08 (a)(b)                                  4,765            4,765
LONG ISLAND POWER AUTH
Electric System General RB
  Series 1998A
  2.28%, 04/03/08 (a)(b)(c)(d)                            9,900            9,900
Electric System General RB
  Series 2006C
  2.24%, 04/03/08 (a)(b)(c)(d)                            6,500            6,500
Electric System General RB
  Series 2006D
  3.50%, 04/03/08 (a)(b)(c)(d)                           12,995           12,995
Electric System Subordinated RB
  Series 2001-1B
  1.22%, 04/01/08 (a)(b)                                  9,500            9,500
Electric System Subordinated RB
  Series 1998-7B
  3.25%, 04/02/08 (a)(b)(c)                              13,000           13,000
LONGWOOD CENTRAL SD
TAN
  3.62%, 06/27/08                                        25,000           25,036
METROPOLITAN TRANSPORTATION AUTH
Dedicated Tax Fund Bonds
  Series 1999A
  2.24%, 04/03/08 (a)(c)(d)                              25,405           25,405
Dedicated Tax Fund Bonds
  Series 2002A
  2.24%, 04/03/08 (a)(b)(c)(d)                           10,980           10,980
Dedicated Tax Fund Bonds
  Series 2004D1
  2.57%, 04/03/08 (a)(b)(c)                              63,215           63,215
Transportation Refunding RB
  Series 2002G2
  6.75%, 04/03/08 (a)(b)(c)                              67,035           67,035
Transportation RB
  Series 2005B
  2.20%, 04/03/08 (a)(b)(c)(d)                           11,350           11,350
  3.50%, 04/03/08 (a)(b)(c)(d)                           15,830           15,830
  3.79%, 04/03/08 (a)(b)(c)(d)                            8,175            8,175
Transportation RB
  Series 2005E1
  2.02%, 04/03/08 (a)(b)                                 15,000           15,000
Transportation RB
  Series 2005G1
  1.01%, 04/01/08 (a)(b)                                  7,085            7,085
Transportation RB
  Series 2007A
  2.19%, 04/03/08 (a)(b)(c)(d)                            2,575            2,575
  2.27%, 04/03/08 (a)(b)(c)(d)                           25,000           25,000
Transportation Refunding RB
  Series 2002A
  2.19%, 04/03/08 (a)(b)(c)(d)                           28,995           28,995
Transportation Refunding RB
  Series 2002G1
  6.75%, 04/03/08 (a)(b)(c)                               4,560            4,560
Transportation Revenue BAN
  Series CP1 A, B, C
  0.90%, 05/06/08 (b)                                     2,000            2,000
  1.00%, 06/02/08 (b)                                     3,000            3,000
  1.95%, 06/06/08 (b)                                    48,000           48,000
  2.35%, 05/05/08 (b)                                    42,500           42,500
  2.65%, 04/09/08 (b)                                     3,100            3,100
  3.05%, 06/11/08 (b)                                    25,000           25,000

SCHWAB NEW YORK AMT TAX-FREE FUND

PORTFOLIO HOLDING (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
NASSAU CNTY
GO Bonds Series 2007A
  1.70%, 04/02/08 (a)(b)                                  9,000            9,000
GO Bonds Series 2007B
  1.70%, 04/02/08 (a)(b)                                 10,000           10,000
NASSAU CNTY IDA
RB (Amsterdam at Harborside)
  Series 2007C
  1.75%, 04/02/08 (a)(b)                                 23,650           23,650
NEW YORK CITY
GO Bonds Fiscal 1994 Series A7
  1.25%, 04/01/08 (a)(b)                                 19,200           19,200
  1.25%, 04/01/08 (a)(b)                                  3,600            3,600
GO Bonds Fiscal 1994 Series H4
  1.25%, 04/01/08 (a)(b)                                  6,790            6,790
GO Bonds Fiscal 1995 Series B4
  1.50%, 04/01/08 (a)(b)(c)                               5,700            5,700
GO Bonds Fiscal 1995 Series B7
  1.50%, 04/01/08 (a)(b)(c)                              14,800           14,800
GO Bonds Fiscal 2001 Series A
  2.78%, 04/03/08 (a)(b)(c)(d)                           10,185           10,185
GO Bonds Fiscal 2001 Series B
  2.19%, 04/03/08 (a)(b)(c)(d)                            2,960            2,960
GO Bonds Fiscal 2002 Series A
  2.27%, 04/03/08 (a)(b)(c)(d)                           21,240           21,240
GO Bonds Fiscal 2002 Series A6
  1.15%, 04/01/08 (a)(b)(c)                              15,600           15,600
GO Bonds Fiscal 2002 Series G
  2.93%, 08/01/08 (b)                                    10,000           10,076
GO Bonds Fiscal 2003 Series C2
  1.92%, 04/02/08 (a)(b)                                  5,030            5,030
GO Bonds Fiscal 2003 Series C3
  1.80%, 04/02/08 (a)(b)                                 25,700           25,700
GO Bonds Fiscal 2003 Series C4
  2.00%, 04/02/08 (a)(b)                                 10,330           10,330
GO Bonds Fiscal 2004 Series A4
  2.00%, 04/02/08 (a)(b)                                  5,500            5,500
GO Bonds Fiscal 2004 Series F
  2.28%, 04/03/08 (a)(b)(c)(d)                           75,000           75,000
GO Bonds Fiscal 2004 Series H1
  1.15%, 04/01/08 (a)(b)                                 19,175           19,175
GO Bonds Fiscal 2004 Series H3
  1.80%, 04/02/08 (a)(b)                                 39,455           39,455
GO Bonds Fiscal 2004 Series H5
  1.92%, 04/02/08 (a)(b)                                  1,345            1,345
GO Bonds Fiscal 2004 Series H6
  1.95%, 04/02/08 (a)(b)                                 12,215           12,215
GO Bonds Fiscal 2004 Series H7
  1.25%, 04/01/08 (a)(b)                                  8,950            8,950
GO Bonds Fiscal 2004 Series J
  2.31%, 04/03/08 (a)(b)(c)(d)                           19,160           19,160
GO Bonds Fiscal 2005 Series E
  2.19%, 04/03/08 (a)(b)(c)(d)                           20,890           20,890
GO Bonds Fiscal 2005 Series N
  2.19%, 04/03/08 (a)(b)(c)(d)                           20,035           20,035
GO Bonds Fiscal 2005 Series O
  2.14%, 04/03/08 (a)(c)(d)                              15,000           15,000
  2.25%, 04/03/08 (a)(b)(c)(d)                            7,665            7,665
GO Bonds Fiscal 2006 Series A
  2.14%, 04/03/08 (a)(c)(d)                               4,080            4,080
GO Bonds Fiscal 2006 Series A & C
  2.38%, 04/03/08 (a)(b)(c)(d)                            5,255            5,255
GO Bonds Fiscal 2006 Series G
  2.31%, 04/03/08 (a)(b)(c)(d)                            9,995            9,995
  2.31%, 04/03/08 (a)(c)(b)(d)                           13,760           13,760
GO Bonds Fiscal 2006 Series I1
  2.26%, 04/03/08 (a)(b)(c)(d)                            6,165            6,165
  2.29%, 04/03/08 (a)(c)(d)                               6,395            6,395
GO Bonds Fiscal 2006 Series I3
  1.18%, 04/01/08 (a)(b)                                 13,900           13,900
GO Bonds Fiscal 2006 Series I4
  2.02%, 04/02/08 (a)(b)                                  8,500            8,500
GO Bonds Fiscal 2006 Series I5
  1.05%, 04/01/08 (a)(b)                                 18,180           18,180
GO Bonds Fiscal 2006 Series I7
  2.10%, 04/02/08 (a)(b)                                  3,000            3,000
GO Bonds Fiscal 2006 Series I8
  1.25%, 04/01/08 (a)(b)                                  9,000            9,000
GO Bonds Fiscal 2007 Series C1
  2.26%, 04/03/08 (a)(b)(c)(d)                            5,285            5,285
GO Bonds Fiscal 2007 Series D
  2.23%, 04/03/08 (a)(c)(d)                               4,400            4,400
GO Bonds Fiscal 2008 Series D4
  2.16%, 04/03/08 (a)(c)                                  4,000            4,000
GO Bonds Fiscal 2008 Series C1
  2.27%, 04/03/08 (a)(b)(c)(d)                            7,345            7,345
NEW YORK CITY CAPITAL RESOURCE CORPORATION
RB (Loan Enhanced Assistance Program)
  Series 2008B3
  2.05%, 04/03/08 (a)(b)                                  7,850            7,850
NEW YORK CITY HFA
Housing RB (Normandie Court I)
  Series 1991A
  1.95%, 04/02/08 (a)(b)                                 36,750           36,750
NEW YORK CITY HOUSING DEVELOPMENT CORP
M/F Mortgage RB (Beekman Tower)
  Series 2008A
  1.80%, 04/02/08 (a)(b)                                 20,000           20,000
M/F Rental Housing RB (2 Gold Street)
  Series 2006A
  1.92%, 04/02/08 (a)(b)                                 15,000           15,000
M/F Rental Housing RB (90 Washington St)
  Series 2005A
  1.75%, 04/02/08 (a)(b)                                 17,150           17,150
M/F Rental Housing RB (Royal Charter
  Properties-East) Series 2005A
  1.95%, 04/02/08 (a)(b)                                 21,000           21,000
NEW YORK CITY IDA
Civic Facility RB (Wartburg
  Lutheran Home for the Aging &
  Wartburg Nursing Home) Series
  2006A
  2.22%, 04/03/08 (a)(b)                                  8,090            8,090
NEW YORK CITY MUNICIPAL WATER
  FINANCE AUTH
CP Notes Series One
  2.35%, 05/01/08 (c)                                    30,000           30,000

SCHWAB NEW YORK AMT TAX-FREE FUND

PORTFOLIO HOLDING (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
CP Series 7
  2.10%, 04/28/08                                         6,000            6,000
  2.40%, 04/28/08                                         3,000            3,000
Water & Sewer Sysem RB Fiscal 2005
  Series B
  2.22%, 04/03/08 (a)(b)(c)(d)                           10,000           10,000
Water & Sewer System RB Fiscal 2001
  Series D
  2.20%, 04/03/08 (a)(c)(d)                               4,995            4,995
Water & Sewer System RB Fiscal 2001
  Series F1
  1.18%, 04/01/08 (a)(c)                                  4,000            4,000
Water & Sewer System RB Fiscal 2002 & 2003
  Series A
  2.20%, 04/03/08 (a)(c)(d)                              15,000           15,000
Water & Sewer System RB Fiscal 2002
  Series G
  2.20%, 04/03/08 (a)(b)(c)(d)                           18,545           18,545
Water & Sewer System RB Fiscal 2005
  Series B
  2.19%, 04/03/08 (a)(b)(c)(d)                            3,000            3,000
Water & Sewer System RB Fiscal 2005
  Series C
  2.31%, 04/03/08 (a)(c)(b)(d)                            7,140            7,140
Water & Sewer System RB Fiscal 2005
  Series D
  2.14%, 04/03/08 (a)(c)(d)                              15,185           15,185
  2.20%, 04/02/08 (a)(c)(d)                               4,270            4,270
  2.23%, 04/03/08 (a)(c)(d)                               4,800            4,800
  2.29%, 04/03/08 (a)(c)(d)                               1,445            1,445
  2.29%, 04/03/08 (a)(c)(d)                               2,000            2,000
Water & Sewer System RB Fiscal 2006
  Series A
  2.14%, 04/03/08 (a)(c)(d)                              47,000           47,000
  2.20%, 04/03/08 (a)(b)(c)(d)                           25,400           25,400
  2.22%, 04/03/08 (a)(c)(d)                               7,000            7,000
  2.23%, 04/03/08 (a)(c)(d)                               4,500            4,500
  2.29%, 04/03/08 (a)(c)(d)                               1,300            1,300
Water & Sewer System RB Fiscal 2006
  Series D
  2.20%, 04/03/08 (a)(c)(d)                               3,480            3,480
  2.29%, 04/03/08 (a)(c)(d)                              12,025           12,025
Water & Sewer System RB Fiscal 2007
  Series CC1
  1.00%, 04/01/08 (a)(c)                                 28,760           28,760
Water & Sewer System RB Fiscal 2007
  Series CC2
  1.45%, 04/01/08 (a)(c)                                 25,150           25,150
Water & Sewer System RB Fiscal 2007
  Series DD
  2.29%, 04/03/08 (a)(c)(d)                               1,940            1,940
Water & Sewer System RB Fiscal 2008
  Series 2007A
  2.22%, 04/03/08 (a)(c)(d)                              22,987           22,987
Water & Sewer System RB Fiscal 2008
  Series AA
  2.22%, 04/03/08 (a)(c)(d)                               9,900            9,900
Water & Sewer System RB Fiscal 2008
  Series B1
  1.80%, 04/03/08 (a)(c)                                 20,000           20,000
Water & Sewer System RB Fiscal 2008
  Series B2
  1.20%,04/01/08 (a)(c)                                   6,500            6,500
Water & Sewer System RB Fiscal 2008
  Series B3
  1.00%, 04/01/08 (a)(c)                                 10,700           10,700
Water & Sewer System RB Fiscal 2008
  Series B4
  2.00%, 04/03/08 (a)(c)                                  7,000            7,000
Water & Sewer System RB Fiscal 2008
  Series BB1
  1.25%, 04/01/08 (a)(c)                                 36,600           36,600
Water & Sewer System RB Fiscal 2008
  Series BB3
  1.05%, 04/01/08 (a)(c)                                  7,000            7,000
NEW YORK CITY TRANSITIONAL FINANCE AUTH
Building Aid RB Fiscal 2007
  Series S1
  2.31%, 04/03/08 (a)(b)(c)(d)                           18,800           18,800
Building Aid RB Fiscal 2007
  Series S2
  2.29%, 04/03/08 (a)(b)(c)(d)                            7,785            7,785
Future Tax Secured Bonds Fiscal 1999
  Series A
  2.24%, 04/03/08 (a)(c)(d)                               4,970            4,970
Future Tax Secured Bonds Fiscal 2000
  Series C
  2.20%, 04/03/08 (a)(c)(d)                              14,545           14,545
Future Tax Secured Bonds Fiscal 2001
  Series B
  1.15%, 04/01/08 (a)(c)                                 18,200           18,200
Future Tax Secured Bonds Fiscal 2002
  Series B
  2.19%, 04/03/08 (a)(b)(c)(d)                           12,585           12,585
Future Tax Secured Bonds Fiscal 2003
  Series E
  2.69%, 04/03/08 (a)(b)(c)(d)                            4,630            4,630
Future Tax Secured Bonds Fiscal 2004
  Series B & C & Fiscal 2003 Series E
  2.29%, 04/03/08 (a)(c)(d)                               6,105            6,105
Future Tax Secured Refunding Bonds Fiscal 2005
  Series A
  2.29%, 04/03/08 (a)(c)(d)                               6,300            6,300
Future Tax Secured Subordinate Bonds
  Fiscal 2007 Series B
  2.22%, 04/03/08 (a)(c)(d)                               5,000            5,000
Future Tax Secured Subordinate Bonds
  Fiscal 2007 Series B
  2.14%, 04/03/08 (a)(c)(d)                               3,900            3,900
Future Tax Secured Subordinate Bonds
  Fiscal 2007 Series C1
  2.29%, 04/03/08 (a)(c)(d)                               3,765            3,765
Future Tax Secured Subordinate Bonds
  Fiscal 2008 Series B
  2.22%, 04/03/08 (a)(c)(d)                               5,000            5,000
Recovery Bonds Fiscal 2003 Series 2A
  1.15%, 04/01/08 (a)(c)                                  9,820            9,820

SCHWAB NEW YORK AMT TAX-FREE FUND

PORTFOLIO HOLDING (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
Recovery Bonds Fiscal 2003
  Series 3B
  1.36%, 04/01/08 (a)(c)                                  2,500            2,500
Recovery Bonds Fiscal 2003
  Series 3H
  1.20%, 04/01/08 (a)(c)                                 47,015           47,015
NEW YORK LIBERTY DEVELOPMENT CORP
RB (Goldman Sachs Headquarters)
  Series 2005
  2.14%, 04/03/08 (a)(c)(d)                              52,460           52,460
  2.23%, 04/03/08 (a)(c)(d)                               9,300            9,300
  2.27%, 04/03/08 (a)(c)(d)                              16,115           16,115
NEW YORK STATE DORMITORY AUTH
Court Facilities Lease RB (New York City)
  Series 2005A
  2.20%, 04/03/08 (a)(b)(c)(d)                           17,590           17,590
Insured RB (Mt Sinai School of Medicine)
  Series 1994A
  3.01%, 04/03/08 (a)(b)(c)(d)                            2,900            2,900
Personal Income Tax RB
  Series 2005B
  2.71%, 04/03/08 (a)(b)(c)(d)                           11,305           11,305
Personal Income Tax RB
  Series 2005F & 2006A
  2.29%, 04/03/08 (a)(c)(d)                               9,240            9,240
Personal Income Tax RB
  Series 2006C
  2.22%, 04/03/08 (a)(c)(d)                              14,000           14,000
Personal Income Tax RB
  Series 2006D
  2.22%, 04/03/08 (a)(c)(d)                               7,900            7,900
RB (1989 Resolution)
  Series 2000
  2.52%, 04/03/08 (a)(b)(c)(d)                           10,000           10,000
RB (Columbia University)
  Series 2006A
  2.17%, 04/02/08 (a)(c)(d)                               5,970            5,970
RB (Memorial Sloan-Kettering Cancer Center)
  Series 2006-2
  2.14%, 04/03/08 (a)(c)(d)                              27,160           27,160
RB (New York Foundling Charitable Corp)
  Series 1997
  1.87%, 04/02/08 (a)(b)                                  9,175            9,175
RB (Park Ridge Hospital Inc)
  Series 2005
  2.21%, 04/03/08 (a)(b)                                  1,000            1,000
RB (Rockefeller Univ)
  Series 2008A
  1.70%, 04/03/08 (a)                                     9,000            9,000
RB (Royal Charter Properties-East)
  Series 2006A
  1.93%, 04/02/08 (a)(b)                                 41,690           41,690
RB (State University Educational Facilities)
  Series 2000B
  2.24%, 04/03/08 (a)(b)(c)(d)                           47,030           47,030
RB (Univ of Rochester)
  Series 2006A1
  2.75%, 04/02/08 (a)(b)(c)                              31,760           31,760
State Personal Income Tax RB
  Series 2005F
  2.14%, 04/03/08 (a)(c)(d)                               6,690            6,690
State Personal Income Tax RB
  Series 2006C
  2.14%, 04/03/08 (a)(c)(d)                              14,057           14,057
  2.14%, 04/03/08 (a)(c)(d)                               2,995            2,995
State Personal Income Tax RB
  Series 2006D
  2.23%, 04/03/08 (a)(c)(d)                               5,500            5,500
State Personal Income Tax RB
  Series 2007A
  2.24%, 04/03/08 (a)(c)(d)                               5,220            5,220
  2.29%, 04/03/08 (a)(c)(d)                               2,065            2,065
State Personal Income Tax Refunding RB
  Series 2005B
  2.20%, 04/03/08 (a)(b)(c)(d)                           13,545           13,545
NEW YORK STATE ENERGY RESEARCH &
  DEVELOPMENT AUTH
Facilities RB (Consolidated Edison Company of
  New York Inc) Series 2005A3
  1.85%, 04/02/08 (a)(b)                                  3,000            3,000
NEW YORK STATE ENVIRONMENTAL FACILITIES CORP
State Clean Water & Drinking Water Revolving
  Funds RB Series 2002B
  2.23%, 04/03/08 (a)(c)(d)                              24,750           24,750
  2.29%, 04/03/08 (a)(c)(d)                               8,750            8,750
State Clean Water & Drinking Water Revolving
  Funds RB Series 2007A
  2.14%, 04/03/08 (a)(c)(d)                               7,500            7,500
State Personal Income Tax RB
  Series 2008A
  2.29%, 04/03/08 (a)(c)(d)                               3,360            3,360
NEW YORK STATE GO
GO Bonds Series 2000B
  2.80%, 07/02/08 (b)                                    15,920           15,920
NEW YORK STATE HFA
Housing RB (100 Maiden Lane)
  Series 2004A
  1.00%, 04/02/08 (a)(b)                                  2,500            2,500
  2.27%, 04/02/08 (a)(b)                                 13,000           13,000
Housing RB (North End Avenue)
  Series 2004A
  2.10%, 04/02/08 (a)(b)                                 17,800           17,800
Service Contract Refunding RB
  Series 2003I
  2.10%, 04/02/08 (a)(b)                                  5,000            5,000
NEW YORK STATE LOCAL ASSISTANCE CORP
Refunding RB Series 1993C
  2.27%, 04/03/08 (a)(b)(c)(d)                            9,900            9,900
Subordinate Lien Refunding Bonds
  Series 2003-A-6V
  1.70%, 04/02/08 (a)(b)(c)                               1,500            1,500
Subordinate Lien Refunding Bonds
  Series 2003A-5V
  1.70%, 04/02/08 (a)(b)(c)                               2,500            2,500
NEW YORK STATE POWER AUTH
CP Series 1
  0.80%, 05/05/08 (c)                                    20,725           20,725
  2.62%, 04/08/08 (c)                                    38,583           38,583
  2.68%, 04/04/08                                        28,407           28,407
RB Series 2007A
  2.28%, 04/03/08 (a)(b)(c)(d)                            9,900            9,900
NEW YORK STATE THRUWAY AUTH
General RB Series F
  2.31%, 04/03/08 (a)(b)(c)(d)                           15,420           15,420

SCHWAB NEW YORK AMT TAX-FREE FUND

PORTFOLIO HOLDING (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
General RB Series G
  2.26%, 04/03/08 (a)(b)(c)(d)                            8,415            8,415
  2.29%, 04/03/08 (a)(b)(c)(d)                            1,665            1,665
General RB Series H
  2.27%, 04/03/08 (a)(b)(c)(d)                            8,865            8,865
Highway & Bridge Trust Fund Bonds
  Series 2002B
  1.25%, 04/01/08 (b)                                    13,220           13,220
Personal Income Tax RB
  Series 2007A
  2.29%, 04/03/08 (a)(c)(d)                               9,385            9,385
Second General Highway & Bridge Trust Fund
  Bonds Series 2005B
  4.00%, 04/03/08 (a)(b)(c)(d)                            3,500            3,500
Second General Highway & Bridge Trust Fund
  Bonds Series 2007B
  2.14%, 04/03/08 (a)(c)(d)                               2,010            2,010
State Personal Income Tax RB
  Series 2007A
  2.24%, 04/03/08 (a)(c)(d)                               8,200            8,200
NEW YORK STATE TOBACCO SETTLEMENT FINANCING
  CORP
Asset-Backed RB (State Contingency Contract)
  Series 2003A1C
  2.31%, 04/03/08 (a)(b)(c)(d)                           15,900           15,900
NEW YORK STATE URBAN DEVELOPMENT CORP
State Personal Income Tax RB
  Series 2008A1
  2.14%, 04/03/08 (a)(c)(d)                               3,950            3,950
NORTH BABYLON UNION FREE SD
TAN
  3.62%, 06/26/08                                         2,000            2,004
ONTARIO CNTY IDA
Civic Facility RB (CHF-Finger Lakes LLC)
  Series 2006A
  2.19%, 04/03/08 (a)(b)                                  6,000            6,000
OTSEGO CNTY INDUSTRIAL DEVELOPMENT AGENCY
RB(Mary Imogene Bassett Hospital)
  Series 2007A
  2.24%, 04/03/08 (a)(b)                                  4,375            4,375
PLAINVIEW-OLD BETHPAGE CENTRAL SD
TAN 2007-2008 Taxes
  3.71%, 06/30/08                                         7,000            7,009
PORT AUTH OF NEW YORK & NEW JERSEY
Consolidated Bonds 140th Series
  2.25%, 04/03/08 (a)(b)(c)(d)                            7,485            7,485
Consolidated Bonds 144th Series
  2.23%, 04/03/08 (a)(c)(d)                               4,000            4,000
  2.29%, 04/03/08 (a)(c)(d)                               2,400            2,400
Consolidated Bonds 148th Series
  2.24%, 04/03/08 (a)(b)(c)(d)                           31,350           31,350
Consolidated Bonds 149th Series
  2.29%, 04/03/08 (a)(c)(d)                               1,000            1,000
CP Series B
  1.40%, 04/08/08 (c)                                     5,375            5,375
  2.65%, 04/09/08 (c)                                    16,100           16,100
SACHEM CENTRAL SD
TAN 2007-2008
  3.62%, 06/26/08                                        43,000           43,086
SALES TAX ASSET RECEIVABLE CORP
RB Fiscal 2005 Series A
  2.71%, 04/03/08 (a)(b)(c)(d)                            6,400            6,400
SARATOGA CNTY INDUSTRIAL DEVELOPMENT AGENCY
RB (Saratoga Hospital Obligated Group)
  Series 2007A
  2.22%, 04/03/08 (a)(b)                                  3,945            3,945
SOUTH HUNTINGTON UNION FREE SD
TAN 2007-2008
  3.47%, 06/30/08                                        15,000           15,019
ST LAWRENCE CNTY IDA
Civic Facility Refunding RB
  (Claxton-Hepburn  Medical Center)
  Series 2006
  2.22%, 04/03/08 (a)(b)                                  3,860            3,860
SUFFOLK CNTY WATER AUTH
Water System RB Series 1992C
  2.25%, 04/02/08 (a)(b)(c)(d)                            6,660            6,660
SYRACUSE INDUSTRIAL DEVELOPMENT AGENCY
Civic Facility RB (Syracuse Univ)
  Series 2008A2
  1.03%, 04/01/08 (a)(b)                                  8,000            8,000
TRIBOROUGH BRIDGE & TUNNEL AUTH
General RB Series 2001A
  2.31%, 04/03/08 (a)(b)(c)(d)                           15,000           15,000
General Refunding RB
  Series 2002B
  2.20%, 04/03/08 (a)(c)(d)                              14,000           14,000
  2.23%, 04/03/08 (a)(c)(d)                               9,995            9,995
  2.30%, 04/02/08 (a)(b)(c)(d)                            8,910            8,910
General Refunding RB
  Series 2005B2
  1.98%, 04/03/08 (a)(c)                                  1,000            1,000
Subordinate Refunding RB (MTA Bridges and
  Tunnels) Series 2000AB
  1.92%, 04/02/08 (a)(b)(c)                              10,880           10,880
TROY IDA
Civic Facility RB (Rensselaer Polytechnic
  Institute) Series 2008A
  1.70%, 04/03/08 (a)(b)                                  8,000            8,000
Civic Facility RB (Rensselaer Polytechnic
  Institute) Series 2008B
  2.05%, 04/03/08 (a)(b)                                 10,000           10,000
WESTCHESTER INDUSTRIAL DEVELOPMENT AGENCY
Mortgage RB (Kendal on Hudson)
  Series 2007
  1.97%, 04/03/08 (a)(b)                                 17,850           17,850
WILLIAM FLOYD UNION FREE SD
TAN 2007-2008
  3.70%, 06/30/08                                        50,500           50,566
                                                                  --------------
                                                                       2,816,318

SCHWAB NEW YORK AMT TAX-FREE FUND

PORTFOLIO HOLDING (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
PUERTO RICO 5.0%
--------------------------------------------------------------------------------
PUERTO RICO
Public Improvement Bonds Series 2001A
  2.21%, 04/03/08 (a)(b)(c)(d)                            1,235            1,235
Public Improvement Refunding Bonds Series 2001
  2.24%, 04/03/08 (a)(b)(c)(d)                           29,495           29,495
Public Improvement Refunding Bonds
  Series 2007A2
  2.05%, 04/03/08 (a)(b)(c)                               2,000            2,000
TRAN Series 2008
  3.40%, 07/30/08 (b)                                    15,000           15,041
PUERTO RICO ELECTRIC POWER AUTH
Power RB Series HH
  2.21%, 04/03/08 (a)(b)(c)(d)                            5,695            5,695
PUERTO RICO HIGHWAY & TRANSPORTATION AUTH
Transportation RB Series L
  2.24%, 04/03/08 (a)(b)(c)(d)                           20,700           20,700
Transportation Refunding RB Series 2005L
  4.00%, 04/03/08 (a)(b)(c)(d)                           18,000           18,000
Transportation Refunding RB Series N
  2.22%, 04/03/08 (a)(b)(c)(d)                           17,300           17,300
PUERTO RICO PUBLIC BUILDINGS AUTH
Government Facilities Refunding RB Series M3
  2.80%, 04/03/08 (a)(b)(c)                              37,500           37,500
PUERTO RICO SALES TAX FINANCING CORP
Sales Tax RB Series 2007A
  2.24%, 04/03/08 (a)(b)(c)(d)                           10,860           10,860
                                                                  --------------
                                                                         157,826
                                                                  --------------
TOTAL MUNICIPAL SECURITIES
(COST $2,974,144)                                                      2,974,144
                                                                  --------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 03/31/08, the tax basis cost of the fund's investments was $2,974,144.

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,375,229 or 43.1% of net assets.

BAN  - Bond anticipation note
GO   - General obligation
HFA  - Housing finance agency
IDA  - Industrial development authority
IDRB - Industrial development revenue bond
RB   - Revenue bond
SD   - School district
TAN  - Tax anticipation note
TRAN - Tax and revenue anticipation note

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                      SECURITIES
----------------                                                  --------------
Level 1 - Quoted Prices                                               $        0
Level 2 - Other Significant Observable Inputs                         $2,974,144
Level 3 - Significant Unobservable Inputs                             $        0
TOTAL                                                                 $2,974,144

The Charles Schwab Family of Funds
Schwab New Jersey AMT Tax-Free Money Fund(TM)

PORTFOLIO HOLDINGS As of March 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                      COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
   86.3%  MUNICIPAL SECURITIES                          688,895          688,895
--------------------------------------------------------------------------------
   86.3%  TOTAL INVESTMENTS                             688,895          688,895
   13.7%  OTHER ASSETS AND
            LIABILITIES                                                  109,213
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                     798,108

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
MUNICIPAL SECURITIES 86.3% OF NET ASSETS
NEW JERSEY 63.4%
BURLINGTON CNTY
BAN Series 2007F
  2.83%, 12/26/08                                        10,000           10,048
BAN Series 2008A
  1.95%, 09/02/08                                        10,000           10,044
CAMDEN CNTY MUNICIPAL UTILITIES AUTH
Sewer Refunding RB
  Series 2006B
  3.32%, 07/15/08 (b)                                     1,225            1,229
ESSEX CNTY IMPROVEMENT AUTH
Project Consolidation RB
  Series 2007
  3.75%, 04/02/08 (a)(b)(c)(d)                            8,255            8,255
FAIR LAWN
BAN Series 2007A
  2.92%, 12/18/08                                        10,000           10,040
GARDEN STATE PRESERVATION TRUST
Open Space & Farmland Preservation Bonds
  Series 2005A
  1.88%, 04/02/08 (a)(b)(c)(d)                           10,000           10,000
HOPATCONG
BAN
  3.68%, 08/08/08                                        12,714           12,739
NEW JERSEY
Refunding GO Bonds
  Series J
  3.39%, 07/15/08                                         2,000            2,009
TRAN Fiscal Series 2008A
  3.60%, 06/24/08                                        10,000           10,020
NEW JERSEY ECONOMIC DEVELOPMENT AUTH
Economic Development Bonds (Ranney School)
  Series 2007
  2.05%, 04/03/08 (a)(b)                                 12,410           12,410
First Mortgage Refunding RB
  (Winchester Gardens at Homestead)
  Series 2004B
  2.05%, 04/03/08 (a)(b)                                  6,550            6,550
Motor Vehicle Surcharge RB
  Series 2004A
  2.22%, 04/03/08 (a)(b)(c)(d)                           17,240           17,240
  2.24%, 04/03/08 (a)(b)(c)(d)                           10,020           10,020
RB (Baptist Home Society of New Jersey)
  Series 2003
  2.30%, 04/03/08 (a)(b)                                  3,410            3,410
RB (Geriatric Services Housing Corp)
  Series 2001
  2.05%, 04/02/08 (a)(b)                                    665              665
RB (Princeton Day School Inc)
  Series 2005
  2.27%, 04/02/08 (a)(b)                                  7,300            7,300
RB (Research & Manufacturing Corp of America)
  Series 2006
  2.18%, 04/03/08 (a)(b)                                     85               85
RB (The Hun School of Princeton) Series 2004
  2.09%, 04/03/08 (a)(b)                                 10,135           10,135
Refunding RB (Crane's Mill) Series 2005B
  2.34%, 04/03/08 (a)(b)                                 11,560           11,560
School Facilities Construction Bonds
  Series 2006R1
  1.05%, 04/01/08 (a)(b)                                  2,930            2,930
School Facilities Construction Bonds
  Series 2006R2
  1.05%, 04/01/08 (a)(b)                                 10,280           10,280
School Facilities Construction Bonds
  Series 2006R3
  1.00%, 04/01/08 (a)(b)                                  2,000            2,000
School Facilities Construction Refunding Bonds
  Series 2005N1
  2.22%, 04/03/08 (a)(b)(c)(d)                           16,530           16,530
  2.26%, 04/03/08 (a)(b)(c)(d)                           10,160           10,160
School RB (Blair Academy)
  Series 2007
  2.03%, 04/03/08 (a)(b)                                 22,795           22,795
NEW JERSEY EDUCATIONAL FACILITIES AUTH
  RB (Princeton Univ)
  Series 2007E
  2.22%, 04/03/08 (a)(c)(d)                              17,000           17,000
RB (Princeton Univ) Series 2002B
  1.25%, 04/01/08 (a)                                     9,595            9,595
RB (Princeton Univ) Series 2007F
  2.22%, 04/03/08 (a)(c)(d)                               6,435            6,435
Refunding RB (Montclair State Univ)
  Series 2006J
  2.25%, 04/03/08 (a)(b)(c)(d)                            5,580            5,580
  2.30%, 04/03/08 (a)(b)(c)(d)                            5,980            5,980

SCHWAB NEW JERSEY AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
NEW JERSEY ENVIRONMENTAL
  INFRASTRUCTURE TRUST
Environmental Infrastructure
  Refunding Bonds Series
  2007A&B
  2.29%, 04/03/08 (a)(c)(d)                                 690              690
NEW JERSEY HEALTH CARE FACILITIES
  FINANCING
Auth
RB (Hospital Capital Asset Financing
  Program)
  Series 1985A
  2.05%, 04/03/08 (a)(b)                                  1,125            1,125
RB (Meridian Health System Obligated
  Group)
  Series 2003A
  2.05%, 04/03/08 (a)(b)                                  1,200            1,200
RB (Virtua Health) Series 2004
  2.03%, 04/03/08 (a)(b)                                  3,500            3,500
RB Composite Program Series 2004A3
  2.17%, 04/03/08 (a)(b)                                  1,000            1,000
NEW JERSEY SPORTS & EXPOSITION AUTH
State Contract Bonds Series
  1992C
  3.25%, 04/03/08 (a)(b)(c)                               2,000            2,000
NEW JERSEY TOBACCO SETTLEMENT
  FINANCING CORP
Tobacco Settlement Asset-Backed
  Bonds Series 2002
  2.23%, 04/03/08 (a)(c)(d)                              15,745           15,745
Tobacco Settlement Asset-Backed
  Bonds Series 2003
  2.25%, 04/02/08 (a)(c)(d)                              18,000           18,000
NEW JERSEY TRANSIT CORP
COP Series 2003A
  2.22%, 04/03/08 (a)(b)(c)(d)                           14,765           14,765
NEW JERSEY TRANSPORTATION TRUST
  FUND AUTH
Transportation System Bonds
  Series 2004B
  2.22%, 04/03/08 (a)(b)(c)(d)                            4,990            4,990
Transportation System Bonds
  Series 2005B
  3.25%, 04/02/08 (a)(b)(c)(d)                            7,980            7,980
Transportation System Bonds
  Series 2005D
  2.19%, 04/03/08 (a)(b)(c)(d)                            4,395            4,395
  2.29%, 04/03/08 (a)(b)(c)(d)                           10,630           10,630
Transportation System Bonds
  Series 2006A
  2.21%, 04/03/08 (a)(b)(c)(d)                            7,500            7,500
  2.21%, 04/03/08 (a)(b)(c)(d)                            6,300            6,300
  2.22%, 04/03/08 (a)(b)(c)(d)                           23,100           23,100
Transportation System Bonds
  Series 2007A
  4.00%, 04/03/08 (a)(b)(c)(d)                            7,670            7,670
Transportation System Capital Appreciation
  Bonds Series 2006C
  2.27%, 04/03/08 (a)(b)(c)(d)                            6,820            6,820
  2.28%, 04/03/08 (a)(b)(c)(d)                            2,600            2,600
  2.79%, 04/03/08 (a)(b)(c)(d)                            9,410            9,410
NEW JERSEY TURNPIKE AUTH
RB Series 2000A
  2.25%, 04/03/08 (a)(b)(c)(d)                           10,985           10,985
RB Series 2004C2
  2.22%, 04/03/08 (a)(b)(c)(d)                            1,000            1,000
  2.25%, 04/03/08 (a)(b)(c)(d)                            9,945            9,945
NEWARK HOUSING AUTH
Port Auth-Port Newark Marine
  Terminal Additional Rent-
  Backed Refunding Bonds (City of
  Newark Redevelopment)
  Series 2007
  2.26%, 04/03/08 (a)(b)(c)(d)                            1,260            1,260
NORTH BERGEN TOWNSHIP
BAN
  3.66%, 05/15/08                                         7,000            7,005
PRINCETON
BAN
  2.90%, 01/08/09                                         6,000            6,049
RUTGERS STATE UNIV
GO Refunding Bonds
  Series 2002A
  0.75%, 04/01/08 (a)(c)                                  9,950            9,950
TOWNSHIP OF MONTGOMERY
BAN
  2.65%, 01/16/09                                        13,500           13,536
UNIV OF MEDICINE & DENTISTRY
Bonds Series 2002B
  5.00%, 04/03/08 (a)(b)(c)                              28,000           28,000
VERONA TOWNSHIP
BAN
  3.10%, 06/05/08                                         5,962            5,969
                                                                  --------------
                                                                         506,163
NEW YORK 15.3%
--------------------------------------------------------------------------------
PORT AUTH OF NEW YORK & NEW JERSEY
  CP Series B
  0.95%, 05/07/08 (c)                                     5,745            5,745
  1.40%, 04/08/08 (c)                                    17,275           17,275
  2.10%, 06/09/08 (c)                                     7,495            7,495
  2.35%, 05/05/08 (c)                                     5,000            5,000
  2.65%, 04/09/08 (c)                                     9,265            9,265
Consolidated Bonds 85th Series
  2.28%, 04/03/08 (a)(c)(d)                               6,795            6,795
Consolidated Bonds 135th Series
  2.20%, 04/03/08 (a)(c)(d)                              19,900           19,900
Consolidated Bonds 140th Series
  2.25%, 04/03/08 (a)(b)(c)(d)                           19,680           19,680
Consolidated Bonds 144th Series
  2.23%, 04/03/08 (a)(c)(d)                              11,000           11,000
  2.29%, 04/03/08 (a)(c)(d)                               2,000            2,000
Consolidated Bonds 148th Series
  2.24%, 04/03/08 (a)(b)(c)(d)                           16,000           16,000
Consolidated Bonds 149th Series
  2.29%, 04/03/08 (a)(c)(d)                               1,630            1,630
                                                                  --------------
                                                                         121,785
PUERTO RICO 7.6%
--------------------------------------------------------------------------------
PUERTO RICO
GO Public Improvement Refunding Bonds Series
  2007A4
  1.10%, 04/01/08 (a)(b)(c)                                 600              600

SCHWAB NEW JERSEY AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
Public Improvement Bonds
  Series 2001A
  2.17%, 04/03/08 (a)(b)(c)(d)                           16,905           16,905
TRAN Series 2008
  3.40%, 07/30/08 (b)                                    10,000           10,027
PUERTO RICO HIGHWAY &
  TRANSPORTATION AUTH
Transportation RB Series 2000B
  3.98%, 04/02/08 (a)(b)(c)(d)                            4,920            4,920
Transportation RB Series L
  2.24%, 04/03/08 (a)(b)(c)(d)                            5,295            5,295
Transportation Refunding RB Series N
  2.22%, 04/03/08 (a)(b)(c)(d)                            4,200            4,200
PUERTO RICO PUBLIC BUILDINGS AUTH
Government Facilities Refunding RB
  Series M3
  2.80%, 04/03/08 (a)(b)(c)                              19,000           19,000
                                                                  --------------
                                                                          60,947
                                                                  --------------
TOTAL MUNICIPAL SECURITIES
(COST $688,895)                                                          688,895
                                                                  --------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 03/31/08, the tax basis cost of the fund's investments was $688,895.

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $379,310 or 47.5% of net assets.

BAN  - Bond anticipation note
COP  - Certificate of participation
GO   - General obligation
RB   - Revenue bond
TRAN - Tax and revenue anticipation note

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
Level 1 - Quoted Prices                                                 $      0
Level 2 - Other Significant Observable Inputs                           $688,895
Level 3 - Significant Unobservable Inputs                               $      0
TOTAL                                                                   $688,895

The Charles Schwab Family of Funds
Schwab Pennsylvania Municipal Money Fund(TM)

PORTFOLIO HOLDINGS As of March 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                      COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 99.1%  MUNICIPAL SECURITIES                            510,591          510,591
--------------------------------------------------------------------------------
 99.1%  TOTAL INVESTMENTS                               510,591          510,591
  0.9%  OTHER ASSETS AND LIABILITIES                                       4,628
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       515,219

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
MUNICIPAL SECURITIES 99.1% OF NET ASSETS

PENNSYLVANIA 94.9%
--------------------------------------------------------------------------------
ABINGTON SD
GO Bonds Series 2007
  2.23%, 04/03/08 (a)(b)(c)(d)                            6,800            6,800
ALLEGHENY CNTY HOSPITAL
  DEVELOPMENT AUTH
RB (UPMC) Series 2005B
  2.35%, 04/15/08 (e)                                     6,750            6,750
RB (UPMC) Series 2007A2
  2.23%, 04/03/08 (a)(c)(d)                               4,000            4,000
RB (UPMC) Series 2007B2
  2.27%, 04/03/08 (a)(c)(d)                               9,000            9,000
RB (UPMC) Series 2007D
  2.23%, 04/03/08 (a)(c)(d)                               1,000            1,000
ALLEGHENY CNTY PORT AUTH
Grant Anticipation Notes
  Series 2007
  3.68%, 06/30/08 (b)                                     5,200            5,207
BEAVER CNTY IDA
Pollution Control Refunding RB
  (FirstEnergy Nuclear Generation Corp)
  Series 2006A
  1.15%, 04/01/08 (a)(b)                                  1,000            1,000
CENTRAL BUCKS SD
GO Bonds Series 2008
  2.24%, 04/03/08 (a)(c)(d)                              12,425           12,425
CHESTER CNTY IDA
Student Housing RB (West Chester
  Univ of Pennsylvania)
  Series 2008A
  2.25%, 04/01/08 (a)(b)                                  8,000            8,000
CUMBERLAND CNTY MUNICIPAL AUTH
RB (Diakon Lutheran Social Ministries)
  Series 2007B
  2.00%, 04/03/08 (a)(b)                                 11,850           11,850
RB (Messiah Village) Series 2008B
  2.15%, 04/03/08 (a)(b)                                  8,000            8,000
RB (LSN/TLS Obligated Group Project)
  Series 2003D
  2.00%, 04/03/08 (a)(b)                                  4,205            4,205
DAUPHIN CNTY
GO Bonds Series 2008
  2.15%, 04/03/08 (a)(c)                                  5,620            5,620
DAUPHIN CNTY GENERAL AUTH
RB (Education & Health Loan) Series 1997
  8.00%, 04/03/08 (a)(b)(c)                               2,000            2,000
RB (Hyatt Regency Pittsburgh
  International Airport Hotel)
  Series 1988
  2.27%, 04/03/08 (a)(b)(c)(d)                           25,828           25,828
DELAWARE CNTY IDA
Hospital RB (Crozer-Chester Medical
  Center) Series 2002
  2.09%, 04/03/08 (a)(b)                                  4,595            4,595
RB (YMCA of Philadelphia) Series 1999
  2.20%, 04/02/08 (a)(b)                                  1,335            1,335
DELAWARE RIVER JOINT TOLL BRIDGE
  COMMISSION
Bridge RB Series 2007A
  2.58%, 04/03/08 (a)(b)(c)(d)                            3,795            3,795
DELAWARE VALLEY REGIONAL FINANCE AUTH
Local Government RB Series 1986
  1.95%, 04/02/08 (a)(b)                                  5,000            5,000
Local Government RB Series 1998A
  2.24%, 04/03/08 (a)(b)(c)(d)                            4,055            4,055
  2.27%, 04/03/08 (a)(b)(c)(d)                            7,840            7,840
  2.31%, 04/03/08 (a)(b)(c)(d)                           14,510           14,510
  2.71%, 04/03/08 (a)(b)(c)(d)                            2,995            2,995
ERIE SD
GO Bonds Series 2001A
  2.24%, 04/03/08 (a)(b)(c)(d)                            5,950            5,950
FRANKLIN CNTY IDA
Bonds (Menno Haven) Series 2008
  2.20%, 04/03/08 (a)(b)                                  7,925            7,925
HANOVER PUBLIC SD
GO Bonds Series 2005
  2.24%, 04/03/08 (a)(b)(c)                               4,700            4,700
HARRISBURG AUTH
Water Refunding RB Series 2002B
  2.26%, 04/03/08 (a)(b)(c)                               2,000            2,000
LACKAWANNA CNTY
GO Bonds Series 2007B
  3.01%, 04/03/08 (a)(b)(c)(d)                            2,120            2,120

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
LUZERNE CNTY IDA
RB (Methodist Homes) Series 2003
  2.30%, 04/02/08 (a)(b)                                 4,025           4,025
MANHEIM TOWNSHIP SD
GO Bonds Series 2004
  2.23%, 04/03/08 (a)(b)(c)                              2,000           2,000
MONROE CNTY HOSPITAL AUTH
Hospital RB (Pocono Medical Center)
  Series 2002B
  2.00%, 04/03/08 (a)(b)                                 7,500           7,500
MONTGOMERY CNTY IDA
Environmental Facilities RB (Ionza Inc)
  Series 2000
  2.31%, 04/03/08 (a)(b)                                 7,000           7,000
Pollution Control Refunding RB
  (Peco Energy Co) Series 1994A
  2.72%, 05/09/08 (b)                                   13,000          13,000
  1.95%, 06/10/08 (b)                                   10,840          10,840
Pollution Control Refunding RB
  (Peco Energy Co) Series 1999A
  1.90%, 04/02/08 (a)(b)                                 3,300           3,300
Pollution Control Refunding RB
  (Peco Energy Co) Series 1996A
  1.95%, 06/10/08 (b)                                   14,000          14,000
MONTGOMERY CNTY REDEVELOPMENT AUTH
M/F Housing RB (Brookside Manor Apts)
  Series 2001A
  2.10%, 04/03/08 (a)(b)                                 3,000           3,000
M/F Housing RB (Kingswood Apts)
  Series 2001A
  2.10%, 04/03/08 (a)(b)                                 5,375           5,375
MOON IDA
First Mortgage RB (Providence Point)
  Series 2007
  2.00%, 04/03/08 (a)(b)                                10,000          10,000
PENNSYLVANIA
GO Bonds First Series 2007A
  2.16%, 04/03/08 (a)(c)(d)                              3,115           3,115
GO Bonds First Series 2003
  2.23%, 04/03/08 (a)(b)(c)(d)                           3,870           3,870
GO Bonds Second Refunding Series 2002
  2.93%, 10/01/08 (b)                                    7,955           8,035
GO Bonds Second Series 2002
  2.23%, 04/03/08 (a)(b)(c)(d)                           5,195           5,195
GO Bonds Second Series 2007A
  2.26%, 04/03/08 (a)(c)(d)                              5,000           5,000
GO Bonds Third Refunding Series 2004
  2.21%, 04/03/08 (a)(b)(c)(d)                          19,889          19,889
PENNSYLVANIA ECONOMIC DEVELOPMENT
  FINANCE AUTH
Exempt Facilities RB
  (Shippingport) Series 2005A
  2.17%, 04/02/08 (a)(b)                                 9,000           9,000
PENNSYLVANIA ECONOMIC DEVELOPMENT
  FINANCING AUTH
RB (PPL Energy Supply) Series 2007
  1.45%, 04/01/08 (a)(b)                                 5,510           5,510
PENNSYLVANIA ENERGY
  DEVELOPMENT AUTH
RB (B&W Ebensburg) Series 1986
  2.14%, 04/02/08 (a)(b)                                 2,560           2,560
PENNSYLVANIA HFA
Residential Development Refunding RB
  Series 2002A
  2.30%, 04/02/08 (a)(c)(d)                              6,000           6,000
S/F Mortgage RB Draw Down
  Series 2003A
  2.73%, 06/01/08 (b)                                    7,043           7,043
S/F Mortgage RB Series 2001-72A
  2.51%, 04/03/08 (a)(b)(c)(d)                           2,495           2,495
S/F Mortgage RB Series 2002-74B
  2.33%, 04/03/08 (a)(c)(d)                              7,495           7,495
S/F Mortgage RB Series 2003-97A
  2.39%, 04/03/08 (a)(c)(d)                              1,610           1,610
S/F Mortgage RB Series 2004-82B
  1.90%, 04/02/08 (a)(c)                                 7,115           7,115
S/F Mortgage RB Series 2004-83B
  2.25%, 04/02/08 (a)(c)                                 1,940           1,940
S/F Mortgage RB Series 2004-83C
  2.25%, 04/02/08 (a)(c)                                 2,400           2,400
S/F Mortgage RB Series 2004-84C
  2.15%, 04/02/08 (a)(c)                                 7,865           7,865
S/F Mortgage RB Series 2004-86C
  2.15%, 04/02/08 (a)(c)                                   100             100
S/F Mortgage RB Series 2005-88B
  1.90%, 04/02/08 (a)(c)                                 1,700           1,700
S/F Mortgage RB Series 2006-95A
  2.33%, 04/03/08 (a)(c)(d)                              2,600           2,600
S/F Mortgage RB Series 2006-96A
  2.33%, 04/03/08 (a)(c)(d)                              4,380           4,380
  2.39%, 04/03/08 (a)(c)(d)                              9,340           9,340
S/F Mortgage RB Series 2007-100A
  2.33%, 04/03/08 (a)(c)(d)                              1,000           1,000
S/F Mortgage RB Series 2007-99
  2.33%, 04/03/08 (a)(c)(d)                              2,390           2,390
S/F Mortgage RB Series 2008-101A
  2.35%, 03/01/09                                        2,700           2,700
S/F Mortgage RB Series 2008-101B
  2.15%, 03/01/09                                        3,270           3,270
PENNSYLVANIA HIGHER EDUCATIONAL
  FACILITIES AUTH
RB (Thomas Jefferson Univ)
  Series 2008A
  2.05%, 04/03/08 (a)(b)                                 3,600           3,600
RB (Thomas Jefferson Univ)
  Series 2008B
  2.05%, 04/03/08 (a)(b)                                 6,000           6,000
PENNSYLVANIA PUBLIC SCHOOL
  BUILDING AUTH
School Lease RB (Philadelphia SD)
  Series 2003
  2.21%, 04/03/08 (a)(b)(c)(d)                           4,665           4,665
  2.28%, 04/03/08 (a)(b)(c)(d)                           7,600           7,600

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
PENNSYLVANIA STATE TURNPIKE
  COMMISSION
Registration Fee Refunding RB
  Series 2005B
  1.95%, 04/03/08 (a)(b)(c)                              2,500             2,500
PENNSYLVANIA STATE UNIV
  Bonds Series 2007A
  2.27%, 04/03/08 (a)(b)(c)(d)                           3,000             3,000
PHILADELPHIA
Airport RB Series 2005A
  3.50%, 04/03/08 (a)(b)(c)(d)                           1,000             1,000
Airport Refunding RB Series 2005C
  2.30%, 04/02/08 (a)(b)(c)                             13,700            13,700
Airport Refunding RB Series 2007B
  2.30%, 04/03/08 (a)(b)(c)(d)                           2,870             2,870
TRAN Series 2007-2008A
  3.67%, 06/30/08                                        5,350             5,361
Water & Wastewater Refunding RB
  Series 2007A
  2.23%, 04/03/08 (a)(b)(c)(d)                           4,995             4,995
PHILADELPHIA GAS WORKS
RB Seventh Series (1998
  General Ordinance) & 19th Series
  (1975 General Ordinance)
  2.23%, 04/03/08 (a)(b)(c)(d)                          12,000            12,000
PHILADELPHIA HOSPITAL & HIGHER
  EDUCATIONAL FACILITIES AUTH
Hospital RB (Children's
  Hospital of Philadelphia)
  Series 2007A
  2.30%, 04/03/08 (a)(c)(d)                              4,625             4,625
PHILADELPHIA IDA
RB (Fox Chase Cancer Center
  Obligated Group)
  Series 2007B
  2.29%, 04/03/08 (a)(b)(c)(d)                          10,000            10,000
PHILADELPHIA SD
GO Refunding Bonds Series 2007A
  2.27%, 04/03/08 (a)(b)(c)(d)                           1,615             1,615
TRAN Series 2007-2008A
  3.72%, 06/27/08 (b)                                    5,000             5,009
TEMPLE UNIV
Univ Funding Obligations
  Series 2007
  3.63%, 04/24/08                                        5,000             5,002
WILSON SD
GO Bonds Series 2007
  2.29%, 04/03/08 (a)(b)(c)(d)                           3,000             3,000
                                                                  --------------
                                                                         488,704
PUERTO RICO 4.2%
--------------------------------------------------------------------------------
PUERTO RICO
GO Public Improvement Refunding
  Bonds Series 2007A4
  1.10%, 04/01/08 (a)(b)(c)                              700             700
Public Improvement Refunding Bonds
  Series 2001
  2.24%, 04/03/08 (a)(b)(c)(d)                        10,000          10,000
TRAN Series 2008
  3.40%, 07/30/08 (b)                                 10,000          10,027
PUERTO RICO HIGHWAY & TRANSPORTATION AUTH
Transportation Refunding RB
  Series N
  2.22%, 04/03/08 (a)(b)(c)(d)                         1,160           1,160
                                                                     -------
                                                                      21,887
                                                                     -------
TOTAL MUNICIPAL SECURITIES
(COST $510,591)                                                      510,591
                                                                     -------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 03/31/08, the tax basis cost of the fund's investments was $510,591

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to 241,227 or 46.8% of net assets.
(e) Illiquid security. At the period end, the value of these amounted to $6,750 or 1.3% of net assets.

GO   - General obligation
HFA  - Housing finance agency
IDA  - Industrial development authority
RB   - Revenue bond
SD   - School district
TRAN - Tax and revenue anticipation note

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
Level 1 - Quoted Prices                                                 $      0
Level 2 - Other Significant Observable Inputs                           $510,591
Level 3 - Significant Unobservable Inputs                               $      0
TOTAL                                                                   $510,591

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB MASSACHUSETTS AMT TAX-FREE MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                      COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 97.0%  MUNICIPAL SECURITIES                            538,220          538,220
--------------------------------------------------------------------------------
 97.0%  TOTAL INVESTMENTS                               538,220          538,220
  3.0%  OTHER ASSETS AND LIABILITIES                                      16,506
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       554,726

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
MUNICIPAL SECURITIES 97.0% OF NET ASSETS

MASSACHUSETTS 84.4%
--------------------------------------------------------------------------------
AMESBURY
BAN
  3.65%, 08/08/08                                         7,300            7,315
EDGARTOWN
BAN
  2.84%, 01/16/09                                         4,000            4,013
MARLBOROUGH
BAN
  3.28%, 06/26/08                                         5,478            5,484
MASSACHUSETTS
GO Bonds Consolidated Loan
  Series 2000C
  2.28%, 04/03/08 (a)(c)(d)                               1,000            1,000
GO Bonds Consolidated Loan
  Series 2002D
  2.20%, 04/03/08 (a)(b)(c)(d)                            9,993            9,994
GO Bonds Consolidated Loan
  Series 2004A
  2.21%, 04/03/08 (a)(b)(c)(d)                            1,300            1,300
GO Bonds Consolidated Loan
  Series 2007A
  2.28%, 04/02/08 (a)(c)(d)                               7,000            7,000
  2.65%, 05/01/37 (b)(c)(d)                               9,160            9,160
GO Bonds Consolidated Loan
  Series 2007C
  2.26%, 04/03/08 (a)(b)(c)(d)                           20,000           20,000
  2.29%, 04/03/08 (a)(b)(c)(d)                            1,850            1,850
GO Refunding Bonds
  Series 1998A
  2.05%, 04/03/08 (a)(c)                                  3,500            3,500
GO Refunding Bonds
  Series 2004A
  2.68%, 08/01/08                                         2,500            2,519
  2.71%, 04/03/08 (a)(b)(c)(d)                            3,990            3,990
GO Refunding Bonds
  Series 2006B
  2.20%, 04/03/08 (a)(b)(c)(d)                            4,120            4,120
GO Refunding Bonds
  Series 2006C
  3.78%, 04/03/08 (a)(b)(c)(d)                            1,465            1,465
GO Refunding Bonds
  Series 2007A
  2.25%, 04/02/08 (a)(c)(d)                               4,000            4,000
MASSACHUSETTS BAY TRANSPORTATION
  AUTH
Assessment Bonds
  Series 2005A
  2.23%, 04/03/08 (a)(b)(c)(d)                            9,995            9,995
Assessment Bonds
  Series 2006A
  2.22%, 04/03/08 (a)(c)(d)                              13,000           13,000
Sr Sales Tax Bonds
  Series 2004C
  2.21%, 04/03/08 (a)(c)(d)                               4,215            4,215
  2.23%, 04/03/08 (a)(c)(d)                               5,685            5,685
Sr Sales Tax Bonds
  Series 2006A
  2.29%, 04/03/08 (a)(c)(d)                               2,395            2,395
Sr Sales Tax Bonds
  Series 2006B
  2.25%, 04/02/08 (a)(c)(d)                              10,830           10,830
Sr Sales Tax Bonds
  Series 2007A1
  2.21%, 04/03/08 (a)(c)(d)                               5,025            5,025
Sr Sales Tax RB
  Series 2005A
  2.22%, 04/03/08 (a)(c)(d)                               1,300            1,300
MASSACHUSETTS DEVELOPMENT FINANCE
  AGENCY
RB (Berkshire School)
  Series 2001
  2.29%, 04/03/08 (a)(b)                                  4,500            4,500
RB (Boston Children's Museum)
  Series 2006
  2.05%, 04/02/08 (a)(b)                                  9,900            9,900
RB (Fay School) Series 2008
  2.21%, 04/03/08 (a)(b)                                  5,400            5,400
RB (Fessenden School) Series 2001
  2.32%, 04/03/08 (a)(b)                                  2,925            2,925
RB (Gordon College) Series 2002
  2.30%, 04/03/08 (a)(b)                                  2,015            2,015
RB (Sophia Snow Home) Series 2004A
  2.05%, 04/02/08 (a)(b)                                  1,555            1,555
RB (Tabor Academy) Series 2007B
  2.30%, 04/02/08 (a)(b)                                  5,310            5,310
RB (Wentworth Institute of Technology)
  Series 2000
  6.25%, 04/03/08 (a)(b)(c)                               1,000            1,000
RB (Worcester Academy) Series 2000
  2.30%, 04/03/08 (a)(b)                                  7,500            7,500
RB (YMCA of Greater Boston)
  Series 2004A
  2.21%, 04/03/08 (a)(b)                                  1,000            1,000
RB (YMCA of Greater Worcester)
  Series 2006
  2.30%, 04/02/08 (a)(b)                                 11,545           11,545
MASSACHUSETTS HEALTH & EDUCATIONAL
  FACILITIES AUTH
RB (Amherst College) Series H
  2.63%, 10/09/08                                        15,000           15,000
RB (Boston College) Series M2
  2.24%, 04/03/08 (a)(c)(d)                               6,535            6,535
RB (Boston Home) Series 2002B
  2.30%, 04/03/08 (a)(b)                                  2,500            2,500

SCHWAB MASSACHUSETTS AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
RATE, MATURITY DATE                                ($ X 1,000)      ($ X 1,000)
RB (Capital Assets Program)
  Series 1985D
  1.55%, 04/02/08 (a)(b)(c)                              23,900           23,900
RB (Massachusetts Institute of
  Technology)
  Series 2001 J1
  1.50%, 04/03/08 (a)                                     4,500            4,500
RB (Massachusetts Institute of
  Technology)
  Series I1
  2.23%, 04/03/08 (a)(c)(d)                              12,170           12,170
RB (Massachusetts Institute of
  Technology)
  Series K
  2.24%, 04/03/08 (a)(c)(d)                               8,800            8,800
RB (Partners HealthCare System)
  Series 2003D1
  0.95%, 04/02/08 (a)                                     6,600            6,600
RB (Partners HealthCare System)
  Series 2003D2
  1.90%, 04/03/08 (a)                                     9,000            9,000
RB (Pool Loan Program) Series N
  1.10%, 04/02/08 (a)(b)                                  4,400            4,400
RB (Sherrill House) Series A1
  1.97%, 04/03/08 (a)(b)                                  5,000            5,000
RB (Tufts Univ) Series 2008N1
  1.95%, 04/03/08 (a)(c)                                 11,000           11,000
RB (Wellesley College) Series 2008I
  1.75%, 04/03/08 (a)                                     3,000            3,000
RB (Worcester City Campus Corp -
  Univ of Massachusetts)
  Series 2007 E&F
  3.77%, 10/01/14 (b)(c)(d)                               2,995            2,995
Revenue Notes (Harvard Univ)
  Series EE
  1.55%, 05/15/08                                         1,000            1,000
  1.85%, 06/04/08                                        20,500           20,500
  2.35%, 04/04/08                                         5,000            5,000
MASSACHUSETTS IFA RB
  (New England College of Optometry)
  Series 1997
  2.30%, 04/03/08 (a)(b)                                  5,950            5,950
MASSACHUSETTS PORT AUTH
  RB Series 2005 A&C
  2.38%, 04/03/08 (a)(b)(c)(d)                            6,845            6,845
RB Series 2005A
  2.21%, 04/03/08 (a)(b)(c)(d)                            5,765            5,765
MASSACHUSETTS SCHOOL BUILDING AUTH
CP Series A
  1.82%, 06/06/08 (b)                                     8,250            8,250
  1.92%, 06/06/08 (b)                                    10,000           10,000
  2.05%, 07/08/08 (b)                                     5,000            5,000
Dedicated Sales Tax Bonds
  Series 2005A
  2.25%, 04/03/08 (a)(b)(c)(d)                           20,640           20,640
Dedicated Sales Tax Bonds
  Series 2007A
  2.25%, 04/03/08 (a)(b)(c)(d)                           12,600           12,600
  2.38%, 04/03/08 (a)(b)(c)(d)                            1,700            1,700
  2.71%, 04/03/08 (a)(b)(c)(d)                            2,830            2,830
MASSACHUSETTS WATER POLLUTION
  ABATEMENT TRUST
Pool Program Bonds Series 12
  2.21%, 04/03/08 (a)(c)(d)                               7,425            7,425
Refunding Bonds Series 2006
  2.13%, 04/03/08 (a)(c)(d)                               1,990            1,990
MASSACHUSETTS WATER RESOURCES
  AUTH
General RB Series 2007A
  2.22%, 04/03/08 (a)(b)(c)(d)                            4,000            4,000
General Refunding RB Series 2005B
  2.25%, 04/03/08 (a)(b)(c)(d)                            9,395            9,395
General Refunding RB Series 2007B
  2.21%, 04/03/08 (a)(b)(c)(d)                            7,200            7,200
  2.26%, 04/03/08 (a)(b)(c)(d)                            3,000            3,000
QUINCY
BAN Series A
  3.68%, 08/01/08                                         2,393            2,395
SHAWSHEEN VALLEY REGIONAL VOCATIONAL TECHNICAL
  SD
BAN
  3.70%, 08/08/08                                         4,250            4,254
SHREWSBURY
BAN Series B
  3.29%, 11/21/08                                         6,100            6,117
SILVER LAKE REGIONAL SD
BAN
  3.34%, 05/15/08                                         7,900            7,904
WINCHESTER
BAN
  3.65%, 07/01/08                                         1,042            1,043
                                                                  --------------
                                                                         468,008
PUERTO RICO 12.6%
--------------------------------------------------------------------------------
PUERTO RICO
Public Improvement Bonds
  Series 2001A
  2.21%, 04/03/08 (a)(b)(c)(d)                            2,800            2,800
  2.24%, 04/03/08 (a)(b)(c)(d)                           11,445           11,445
Public Improvement Refunding Bonds
  Series 2007A3
  1.10%, 04/02/08 (a)(b)(c)                               2,900            2,900
TRAN Series 2008
  3.40%, 07/30/08 (b)                                    10,000           10,027
PUERTO RICO ELECTRIC POWER AUTH
Power Refunding RB Series UU
  2.29%, 04/03/08 (a)(b)(c)(d)                            7,200            7,200
PUERTO RICO HIGHWAY &
  TRANSPORTATION AUTH
Highway Refunding RB Series CC
  2.21%, 04/03/08 (a)(b)(c)(d)                            8,895            8,895
Transportation Refunding RB
  Series 2005L
  4.00%, 04/03/08 (a)(b)(c)(d)                           23,845           23,845
PUERTO RICO INFRASTRUCTURE FINANCING
  AUTH
Special Obligation Bonds Series 2000A
  2.20%, 04/03/08 (a)(c)(d)                                 100              100

SCHWAB MASSACHUSETTS AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
PUERTO RICO SALES TAX FINANCING
  CORP
Sales Tax RB Series 2007A
  2.24%, 04/03/08 (a)(b)(c)(d)                            3,000            3,000
                                                                  --------------
                                                                          70,212
                                                                  --------------
TOTAL MUNICIPAL SECURITIES
(COST $538,220)                                                          538,220
                                                                  --------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 03/31/08, the tax basis cost of the fund's investments was $538,220.

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $287,499 or 51.8% of net assets.

BAN  - Bond anticipation note
GO   - General obligation
HFA  - Housing finance agency
RB   - Revenue bond
SD   - School district
TRAN - Tax and revenue anticipation note

--------------------------------------------------------------------------------

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
Level 1 - Quoted Prices                                                 $      0
Level 2 - Other Significant Observable Inputs                           $538,220
Level 3 - Significant Unobservable Inputs                               $      0
TOTAL                                                                   $538,220

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB GOVERNMENT MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                      COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 51.7%   FEDERAL AGENCY                               5,167,996       5,167,996
           SECURITIES
--------------------------------------------------------------------------------
 48.5%   OTHER INVESTMENTS                            4,852,869       4,852,869
--------------------------------------------------------------------------------
100.2%   TOTAL INVESTMENTS                           10,020,865      10,020,865
 (0.2)%  OTHER ASSETS AND
           LIABILITIES                                                  (15,532)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                  10,005,333

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
FEDERAL AGENCY SECURITIES 51.7% OF NET ASSETS
FIXED-RATE COUPON NOTES 15.0%
FANNIE MAE
  2.15%, 05/15/08                                        31,880           32,023
  4.20%, 05/19/08                                        25,000           24,955
  2.13%, 08/15/08                                        19,650           19,727
  2.57%, 08/15/08                                       147,200          147,552
FEDERAL HOME LOAN BANK
  5.26%, 04/07/08                                        24,675           24,672
  2.81%, 06/17/08                                        25,000           25,072
  2.14%, 06/18/08                                        25,000           25,159
  2.83%, 07/01/08                                        92,500           92,500
  2.14%, 07/08/08                                        15,000           15,020
  2.31%, 07/15/08                                        18,550           18,564
  4.73%, 07/25/08                                        29,125           29,159
  2.14%, 08/20/08                                       100,000          101,022
  2.15%, 09/03/08                                        81,430           81,556
  2.43%, 09/10/08                                       100,000          100,000
  1.80%, 09/19/08                                        50,000           50,140
  2.18%, 09/24/08                                       100,000          100,000
  1.73%, 09/26/08                                        75,000           75,000
  4.71%, 10/09/08                                        40,000           39,997
  2.14%, 10/27/08                                        45,000           45,462
  2.50%, 11/07/08                                        40,000           40,792
  3.05%, 01/29/09                                        40,000           40,000
  2.72%, 02/20/09                                        30,000           30,000
  2.98%, 02/27/09                                        25,000           25,000
  2.81%, 03/10/09                                        40,000           40,012
  2.83%, 03/10/09                                        40,000           40,000
  2.85%, 03/17/09                                        50,000           50,000
  2.90%, 03/17/09                                        50,000           50,000
  2.52%, 03/24/09                                        30,000           30,000
FREDDIE MAC
  4.12%, 04/15/08                                        10,000           10,006
  3.00%, 03/04/09                                        75,000           75,000
  2.25%, 03/05/09                                        23,000           23,519
                                                                  --------------
                                                                       1,501,909
FIXED-RATE DISCOUNT NOTES 24.6%
--------------------------------------------------------------------------------
FANNIE MAE
  4.15%, 04/02/08                                        26,922           26,919
  4.11%, 04/10/08                                       177,000          176,820
  5.24%, 04/10/08                                        40,000           39,950
  4.25%, 04/18/08                                        50,000           49,901
  2.93%, 04/30/08                                        10,000            9,977
  2.97%, 05/01/08                                        68,400           68,232
  2.98%, 05/01/08                                        52,348           52,219
  2.74%, 05/21/08                                        79,597           79,296
  1.96%, 05/30/08                                         9,400            9,370
  3.50%, 06/12/08                                       100,000           99,310
  1.96%, 06/18/08                                        23,000           22,903
  2.83%, 06/18/08                                        50,000           49,697
  2.10%, 07/01/08                                        38,000           37,799
  2.02%, 08/13/08                                        50,000           49,628
FEDERAL HOME LOAN BANK
  4.15%, 04/02/08                                        13,123           13,122
  4.07%, 04/04/08                                        46,386           46,370
  4.16%, 04/04/08                                        75,000           74,974
  2.96%, 04/25/08                                       110,000          109,785
  2.72%, 05/07/08                                        50,000           49,865
  2.73%, 05/14/08                                       100,000           99,676
  2.74%, 05/21/08                                        73,268           72,991
  4.24%, 05/23/08                                        40,000           39,760
  4.25%, 05/30/08                                        13,643           13,550
  1.79%, 06/18/08                                        50,000           49,807
  2.04%, 06/20/08                                       200,000          199,098
  2.13%, 06/20/08                                       100,000           99,529
  2.13%, 06/25/08                                       100,000           99,499
  2.08%, 12/15/08                                        50,000           49,265
FREDDIE MAC
  2.80%, 05/21/08                                        10,000            9,961
  2.82%, 05/27/08                                        10,000            9,957
  2.21%, 06/09/08                                        18,868           18,788
  2.11%, 06/23/08                                       157,172          156,411
  1.95%, 07/01/08                                       200,000          199,019
  2.24%, 07/02/08                                       100,000           99,433
  1.76%, 08/15/08                                        75,000           74,504
  1.61%, 08/29/08                                       100,000           99,333
                                                                  --------------
                                                                       2,456,718
VARIABLE-RATE COUPON NOTES 12.1%
--------------------------------------------------------------------------------
FEDERAL FARM CREDIT BANK
  2.65%, 04/16/08                                        50,000           50,000
FEDERAL HOME LOAN BANK
  3.06%, 04/06/08                                        50,000           50,000
  4.51%, 04/07/08                                        50,000           50,044
  4.42%, 04/08/08                                        75,000           75,115
  4.34%, 04/09/08                                       120,000          120,142
  4.28%, 04/11/08                                        25,000           25,032
  4.20%, 04/14/08                                        50,000           50,000

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
  2.93%, 05/05/08                                       100,000          100,000
  2.87%, 05/18/08                                        50,000           50,000
  2.95%, 05/18/08                                       100,000          100,033
  2.88%, 05/19/08                                        50,000           49,997
  2.89%, 05/20/08                                        75,000           75,000
  2.89%, 05/20/08                                        50,000           50,000
  2.95%, 05/23/08                                        50,000           49,996
  2.87%, 05/27/08                                        75,000           75,013
  2.85%, 06/01/08                                        50,000           49,993
  2.82%, 06/04/08                                        30,000           30,009
  2.85%, 06/04/08                                       100,000          100,000
  2.44%, 06/26/08                                        45,000           44,998
FREDDIE MAC
  2.82%, 04/13/08                                        14,000           13,997
                                                                  --------------
                                                                       1,209,369
                                                                  --------------
TOTAL FEDERAL AGENCY SECURITIES
(COST $5,167,996)                                                      5,167,996
                                                                  --------------

                                                    MATURITY
ISSUER                                               AMOUNT            VALUE
RATE, MATURITY DATE                                ($ X 1,000)      ($ X 1,000)
OTHER INVESTMENTS 48.5% OF NET ASSETS
REPURCHASE AGREEMENTS 48.5%
--------------------------------------------------------------------------------
BANC OF AMERICA SECURITIES L.L.C.
Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities with a value
  of $790,500
  2.70%, issued 03/31/08,
    due 04/01/08                                        500,038          500,000
  3.00%, issued 01/31/08,
    due 04/01/08                                         75,381           75,000
  3.00%, issued 02/01/08,
    due 04/02/08                                         50,254           50,000
  2.90%, issued 02/01/08,
    due 04/07/08                                         50,266           50,000
  2.95%, issued 02/07/08,
    due 04/07/08                                         50,246           50,000
  3.00%, issued 01/30/08,
    due 04/07/08                                         50,283           50,000
BARCLAYS CAPITAL, INC.
Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities with a value of $1,203,600
  2.40%, issued 03/10/08,
    due 04/07/08                                        100,187          100,000
  2.45%, issued 03/13/08,
    due 04/07/08                                        100,170          100,000
  2.45%, issued 03/10/08,
    due 04/07/08                                         50,095           50,000
  2.60%, issued 03/03/08,
    due 04/07/08                                        150,379          150,000
  2.60%, issued 03/05/08,
    due 04/07/08                                        100,238          100,000
  2.70%, issued 03/05/08,
    due 04/07/08                                         50,124           50,000
  2.80%, issued 02/14/08,
    due 04/07/08                                         40,165           40,000
  2.80%, issued 02/19/08,
    due 04/07/08                                         50,187           50,000
  2.81%, issued 02/06/08,
    due 04/07/08                                         80,381           80,000
  2.85%, issued 02/11/08,
    due 04/07/08                                         75,333           75,000
  2.90%, issued 02/19/08,
    due 04/07/08                                         50,193           50,000
  2.90%, issued 02/20/08,
    due 04/07/08                                         50,189           50,000
  2.90%, issued 02/20/08,
    due 04/07/08                                         50,189           50,000
  2.90%, issued 02/20/08,
    due 04/07/08                                         50,189           50,000
  2.90%, issued 02/25/08,
    due 04/07/08                                         40,135           40,000
  2.90%, issued 02/05/08,
    due 04/07/08                                         50,250           50,000
  4.30%, issued 12/20/07,
    due 04/07/08                                         50,651           50,000
  4.40%, issued 11/13/08,
    due 04/07/08                                         45,803           45,000
CREDIT SUISSE SECURITIES (USA) L.L.C.
Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities with a value of $487,437
  2.75%, issued 03/31/08,
    due 04/01/08                                         22,871           22,869
  2.26%, issued 03/13/08,
    due 04/07/08                                         50,078           50,000
  2.85%, issued 02/15/08,
    due 04/07/08                                         30,124           30,000
  3.00%, issued 01/30/08,
    due 04/07/08                                        100,567          100,000
  3.00%, issued 01/29/08,
    due 04/07/08                                        150,863          150,000
  3.75%, issued 01/17/08,
    due 04/07/08                                         75,633           75,000
  4.03%, issued 01/07/08,
    due 04/07/08                                         50,509           50,000
DEUTCHE BANK SECURITIES, INC.
Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities with a value of $892,500
  2.75%, issued 03/31/08,
    due 04/01/08                                        500,038          500,000
  4.18%, issued 01/03/08,
    due 04/03/08                                         50,528           50,000
  3.60%, issued 01/15/08,
    due 04/07/08                                        100,830          100,000
  3.80%, issued 01/14/08,
    due 04/07/08                                         50,443           50,000
  3.80%, issued 01/14/08,
    due 04/07/08                                         50,443           50,000
  3.80%, issued 01/15/08,
    due 04/07/08                                         75,657           75,000
  3.90%, issued 01/11/08,
    due 04/07/08                                         50,471           50,000

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

GOLDMAN SACHS & CO.
Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities with a value of $953,700
  2.75%, issued 03/31/08,
    due 04/01/08                                        250,019          250,000
  2.80%, issued 02/27/08,
    due 04/07/08                                         40,124           40,000
  2.88%, issued 02/21/08,
    due 04/07/08                                         45,166           45,000
  3.00%, issued 02/04/08,
    due 04/07/08                                         75,394           75,000
  3.00%, issued 01/28/08,
    due 04/07/08                                        150,875          150,000
  3.03%, issued 01/24/08,
    due 04/07/08                                         75,467           75,000
  3.07%, issued 01/25/08,
    due 04/07/08                                         75,467           75,000
  3.15%, issued 01/25/08,
    due 04/07/08                                         75,479           75,000
  3.74%, issued 01/18/08,
    due 04/07/08                                        100,831          100,000
  4.16%, issued 01/02/08,
     due 04/07/08                                        50,555           50,000
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities with a value of $622,214
  2.68%, issued 02/29/08,
    due 04/07/08                                        100,283          100,000
  2.70%, issued 02/26/08,
    due 04/07/08                                        100,308          100,000
  2.70%, issued 02/27/08,
    due 04/07/08                                        100,300          100,000
  2.73%, issued 02/28/08,
    due 04/07/08                                         60,177           60,000
  2.88%, issued 01/31/08,
    due 04/07/08                                         50,268           50,000
  3.90%, issued 01/09/08,
    due 04/07/08                                         50,482           50,000
  4.00%, issued 01/07/08,
    due 04/07/08                                         50,506           50,000
  4.05%, issued 01/07/08,
    due 04/07/08                                         50,512           50,000
  4.10%, issued 01/04/08,
    due 04/07/08                                         50,535           50,000
                                                                  --------------
                                                                       4,852,869
                                                                  --------------
TOTAL OTHER INVESTMENTS
(COST $4,852,869)                                                      4,852,869
                                                                  --------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 03/31/08, the tax basis cost of the fund's investments was $10,020,865.

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
Level 1 - Quoted Prices                                              $         0
Level 2 - Other Significant Observable Inputs                        $10,020,865
Level 3 - Significant Unobservable Inputs                            $         0
TOTAL                                                                $10,020,865

The Charles Schwab Family of Funds
Schwab U.S. Treasury Money Fund(TM)

PORTFOLIO HOLDINGS As of March 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                      COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
102.3%  U.S. GOVERNMENT SECURITIES                 14,536,077        14,536,077
--------------------------------------------------------------------------------
102.3%  TOTAL INVESTMENTS                          14,536,077        14,536,077
(2.3)%  OTHER ASSETS AND LIABILITIES                                   (330,373)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                   14,205,704

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
U.S. GOVERNMENT SECURITIES 102.3% OF
  NET ASSETS

TREASURY NOTES 9.8%
--------------------------------------------------------------------------------
U.S. TREASURY NOTES
  4.88%, 04/30/08                                      330,505           330,758
  2.63%, 05/15/08                                      298,480           298,031
  3.75%, 05/15/08                                      178,260           178,201
  5.63%, 05/15/08                                      100,000           100,163
  5.13%, 06/30/08                                      383,980           387,190
  5.00%, 07/31/08                                       86,215            86,667
  4.86%, 08/31/08                                       14,890            14,978
                                                                       ---------
                                                                       1,395,988
U.S. TREASURY BILLS 92.5%
--------------------------------------------------------------------------------
U.S. TREASURY BILLS
  0.10%, 04/03/08                                       35,175            35,175
  1.78%, 04/03/08                                       48,180            48,175
  1.93%, 04/03/08                                      150,000           149,984
  1.94%, 04/03/08                                       50,000            49,995
  1.98%, 04/03/08                                      100,000            99,989
  3.22%, 04/03/08                                       13,645            13,643
  3.28%, 04/03/08                                       75,000            74,986
  3.29%, 04/03/08                                       75,000            74,986
  3.31%, 04/03/08                                      100,000            99,991
  0.35%, 04/10/08                                       50,000            49,996
  0.82%, 04/10/08                                       50,000            49,990
  1.60%, 04/10/08                                        4,435             4,433
  3.07%, 04/10/08                                       98,805            98,730
  3.08%, 04/10/08                                       50,000            49,962
  3.18%, 04/10/08                                      200,000           199,843
  3.22%, 04/10/08                                       50,000            49,960
  3.23%, 04/10/08                                       50,000            49,960
  0.40%, 04/15/08                                       97,405            97,390
  0.43%, 04/15/08                                      100,000            99,983
  0.82%, 04/15/08                                      100,000            99,968
  1.25%, 04/15/08                                       50,000            49,976
  2.03%, 04/15/08                                       50,000            49,961
  2.05%, 04/15/08                                       45,000            44,964
  2.30%, 04/15/08                                      100,000            99,911
  2.38%, 04/15/08                                      100,000            99,908
  2.39%, 04/15/08                                      100,000            99,907
  2.40%, 04/15/08                                       50,000            49,954
  2.41%, 04/15/08                                       20,000            19,981
  0.33%, 04/17/08                                       75,000            74,989
  0.65%, 04/17/08                                       70,000            69,980
  0.83%, 04/17/08                                      150,000           149,945
  1.25%, 04/17/08                                        6,580             6,576
  2.23%, 04/17/08                                      100,000            99,901
  2.26%, 04/17/08                                      100,000            99,900
  2.32%, 04/17/08                                        4,460             4,455
  2.35%, 04/17/08                                      200,000           199,792
  2.36%, 04/17/08                                      150,000           149,843
  3.03%, 04/17/08                                       33,935            33,890
  3.11%, 04/17/08                                       50,000            49,931
  1.34%, 04/21/08                                       75,000            74,944
  0.20%, 04/24/08                                       39,980            39,975
  1.63%, 04/24/08                                        2,510             2,507
  2.31%, 04/24/08                                      375,000           374,449
  2.16%, 05/01/08                                       40,315            40,243
  2.29%, 05/01/08                                      450,000           449,145
  2.30%, 05/01/08                                      150,000           149,714
  2.39%, 05/01/08                                       50,000            49,901
  3.19%, 05/01/08                                       19,870            19,818
  1.30%, 05/08/08                                       50,000            49,933
  1.35%, 05/08/08                                      125,000           124,827
  2.19%, 05/08/08                                      242,280           241,737
  0.40%, 05/15/08                                      140,000           139,932
  0.55%, 05/15/08                                      100,000            99,933
  3.15%, 05/15/08                                       50,000            49,810
  0.76%, 05/22/08                                       40,000            39,957
  2.08%, 05/22/08                                       10,125            10,095
  2.19%, 05/22/08                                      242,020           241,273
  2.20%, 05/22/08                                       31,090            30,994
  2.21%, 05/22/08                                      100,000            99,688
  3.04%, 05/22/08                                       50,000            49,787
  3.20%, 05/22/08                                       50,000            49,776
  3.26%, 05/22/08                                       40,000            39,818
  3.27%, 05/22/08                                       50,000            49,772
  3.39%, 05/22/08                                       50,000            49,764
  3.53%, 05/22/08                                       50,000            49,754
  0.64%, 05/29/08                                        3,895             3,891
  2.08%, 05/29/08                                      160,000           159,466
  2.21%, 05/29/08                                      200,000           199,291
  3.02%, 05/29/08                                       50,000            49,759
  3.05%, 05/29/08                                       11,375            11,320
  3.16%, 05/29/08                                      100,000            99,499
  3.23%, 05/29/08                                       40,000            39,795
  3.26%, 05/29/08                                       50,000            49,741
  3.31%, 05/29/08                                        4,845             4,820
  3.42%, 05/29/08                                       50,000            49,730
  3.44%, 05/29/08                                      150,000           149,183
  1.53%, 06/05/08                                       75,000            74,794

SCHWAB U.S. TREASURY MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
  1.85%, 06/05/08                                      350,000           348,836
  1.86%, 06/05/08                                      100,000            99,665
  3.16%, 06/05/08                                        7,975             7,930
  3.20%, 06/05/08                                       50,000            49,716
  3.21%, 06/05/08                                       50,000            49,715
  1.10%, 06/12/08                                      100,000            99,780
  1.40%, 06/12/08                                      200,000           199,442
  1.48%, 06/12/08                                       50,000            49,853
  2.17%, 06/12/08                                       35,440            35,287
  2.19%, 06/12/08                                       45,000            44,805
  3.16%, 06/12/08                                      100,000            99,376
  3.20%, 06/12/08                                      200,000           198,742
  3.24%, 06/12/08                                      100,000            99,362
  3.25%, 06/12/08                                      175,000           173,880
  0.80%, 06/19/08                                       50,000            49,912
  1.09%, 06/19/08                                      100,000            99,762
  2.94%, 06/19/08                                       85,000            84,458
  3.04%, 06/19/08                                        1,775             1,763
  3.23%, 06/19/08                                      300,000           297,906
  3.27%, 06/19/08                                      100,000            99,294
  1.05%, 06/26/08                                       50,000            49,875
  1.42%, 06/26/08                                        5,570             5,551
  2.09%, 06/26/08                                      145,000           144,283
  2.44%, 06/26/08                                      200,000           198,849
  1.02%, 07/03/08                                       50,000            49,868
  1.22%, 07/03/08                                      100,000            99,692
  1.33%, 07/03/08                                       85,000            84,710
  1.41%, 07/03/08                                      100,000            99,646
  1.44%, 07/03/08                                       75,000            74,723
  1.45%, 07/03/08                                      100,000            99,636
  1.86%, 07/03/08                                       50,000            49,761
  2.30%, 07/03/08                                       33,115            32,920
  2.35%, 07/03/08                                       50,000            49,699
  3.02%, 07/03/08                                       14,400            14,289
  3.38%, 07/03/08                                      200,000           198,281
  3.44%, 07/03/08                                      100,000            99,127
  3.02%, 07/10/08                                      125,000           123,966
  3.04%, 07/10/08                                       50,000            49,585
  3.10%, 07/10/08                                       35,000            34,703
  3.18%, 07/10/08                                       50,000            49,565
  3.24%, 07/10/08                                       50,000            49,557
  1.01%, 07/17/08                                      200,000           199,400
  1.20%, 07/17/08                                       50,000            49,823
  2.10%, 07/17/08                                        2,205             2,191
  3.02%, 07/17/08                                       50,000            49,559
  3.03%, 07/17/08                                      250,000           247,786
  2.89%, 07/24/08                                      200,000           198,195
  1.08%, 07/31/08                                      100,000            99,637
  1.21%, 07/31/08                                      225,000           224,092
  1.22%, 07/31/08                                       20,000            19,919
  2.36%, 07/31/08                                      100,000            99,215
  1.06%, 08/07/08                                      100,000            99,623
  1.19%, 08/07/08                                      100,000            99,580
  1.27%, 08/07/08                                       75,000            74,664
  1.18%, 08/14/08                                       50,000            49,781
  1.20%, 08/14/08                                      200,000           199,107
  1.43%, 08/14/08                                       65,000            64,654
  1.22%, 08/21/08                                      100,000            99,523
  1.71%, 08/21/08                                       45,365            45,062
  1.25%, 08/28/08                                      100,000            99,487
  1.47%, 08/28/08                                       50,000            49,697
  1.13%, 09/04/08                                       75,000            74,636
  1.60%, 09/04/08                                       50,000            49,657
  1.62%, 09/04/08                                       50,000            49,652
  1.06%, 09/11/08                                      200,000           199,049
  1.57%, 09/11/08                                       50,000            49,638
  1.59%, 09/11/08                                       75,000            74,463
  1.61%, 09/11/08                                       50,000            49,647
  1.61%, 09/11/08                                       50,000            49,638
  1.52%, 09/25/08                                       50,000            49,630
  1.56%, 09/25/08                                       75,000            74,430
  1.51%, 10/02/08                                       41,460            41,146
                                                                  --------------
                                                                      13,140,089
                                                                  --------------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $14,536,077)                                                    14,536,077
                                                                  --------------

END OF INVESTMENTS.

(All dollar amounts are in x 1,000)

At 03/31/08, the tax basis cost of the fund's investments was $14,536,077.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's investments carried at value:

SCHWAB U.S. TREASURY MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
Level 1 - Quoted Prices                                              $         0
Level 2 - Other Significant Observable Inputs                        $14,536,077
Level 3 - Significant Unobservable Inputs                            $         0
TOTAL                                                                $14,536,077

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB VALUE ADVANTAGE MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                      COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 84.4%  FIXED-RATE OBLIGATIONS                       54,362,344      54,362,344
  8.3%  VARIABLE-RATE OBLIGATIONS                     5,367,705       5,367,705
  7.8%  OTHER INVESTMENTS                             4,993,975       4,993,975
--------------------------------------------------------------------------------
100.5%  TOTAL INVESTMENTS                            64,724,024      64,724,024
(0.5)%  OTHER ASSETS AND LIABILITIES                                   (353,512)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                   64,370,512

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
FIXED-RATE OBLIGATIONS 84.4% OF NET ASSETS

BANK NOTES 1.8%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
  2.95%, 07/18/08                                       868,000          868,000
  2.68%, 08/08/08                                        75,000           75,000
  2.51%, 09/23/08                                       183,000          183,000
                                                                  --------------
                                                                       1,126,000
CERTIFICATES OF DEPOSIT 38.9%
--------------------------------------------------------------------------------
ABN AMRO BANK N.V.
  3.07%, 05/08/08                                       598,000          598,000
  3.00%, 06/13/08                                        10,000           10,000
  3.01%, 06/23/08                                        75,000           75,000
  3.00%, 07/22/08                                       149,000          149,000
  3.04%, 07/25/08                                       186,000          186,000
  2.39%, 08/19/08                                        24,000           24,000
ALLIANCE & LEICESTER PLC
  5.32%, 04/18/08                                         7,000            7,000
ALLIED IRISH BANK PLC
  4.80%, 04/28/08                                        74,000           74,000
  4.73%, 04/28/08                                       153,000          153,000
  3.11%, 06/30/08                                        24,000           24,000
  2.72%, 09/09/08                                        10,000           10,000
AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.
  3.00%, 06/04/08                                       112,000          112,000
  2.97%, 06/16/08                                       124,000          124,000
  2.55%, 07/24/08                                       115,000          115,000
  2.65%, 09/10/08                                       100,000          100,000
  2.50%, 09/26/08                                       160,000          160,000
BANCO BILBAO VIZCAYA ARGENTARIA S.A.
  4.50%, 04/08/08                                       228,000          228,000
  2.97%, 06/16/08                                        65,000           65,000
  3.10%, 06/30/08                                        83,000           83,000
  2.94%, 08/26/08                                        44,000           44,000
  2.65%, 09/02/08                                       495,000          495,010
  2.53%, 09/24/08                                        60,000           60,000
BANCO SANTANDER S.A.
  3.85%, 05/16/08                                       215,000          215,016
  3.10%, 06/23/08                                         6,000            6,009
  4.25%, 07/10/08                                       550,000          550,003
  4.18%, 07/15/08                                       149,000          149,004
BANK OF IRELAND
  5.20%, 04/11/08                                       123,000          123,000
  4.77%, 05/09/08                                        39,000           39,000
  3.79%, 05/20/08                                        24,000           24,000
BANK OF MONTREAL
  3.12%, 05/08/08                                       100,000          100,000
  3.10%, 07/29/08                                       211,000          211,000
BANK OF SCOTLAND PLC
  4.50%, 04/08/08                                        14,000           14,000
  2.98%, 08/29/08                                       117,000          117,000
  3.10%, 10/22/08                                        48,000           48,104
BANK OF TOKYO MITSUBISHI UFJ LTD.
  3.17%, 04/10/08                                       332,000          332,000
  3.10%, 05/07/08                                       135,000          135,000
  4.43%, 05/08/08                                        65,000           65,000
  2.99%, 06/16/08                                        20,000           20,000
BARCLAYS BANK PLC
  5.34%, 04/03/08                                       152,000          152,000
  5.16%, 04/09/08                                        19,000           19,000
  4.87%, 04/09/08                                        27,000           27,002
  5.21%, 04/14/08                                       137,000          137,000
  5.07%, 04/17/08                                        17,000           17,000
  5.10%, 04/17/08                                       147,000          146,998
  5.09%, 04/17/08                                        30,000           30,000
  4.97%, 04/18/08                                       100,000          100,002
  4.89%, 04/18/08                                        79,250           79,254
  4.73%, 04/24/08                                        12,000           12,000
  5.11%, 05/06/08                                        73,000           73,000
  3.90%, 05/14/08                                       112,000          112,000
  3.05%, 06/09/08                                        37,000           37,000
  5.14%, 06/19/08                                       100,000          100,049
  3.70%, 07/22/08                                        14,000           14,000
  3.12%, 07/31/08                                        65,000           65,000
  2.45%, 08/18/08                                        50,000           50,000
  2.75%, 09/10/08                                       125,000          125,000
  2.68%, 09/15/08                                       215,000          215,000
  2.85%, 03/10/09                                       317,000          317,000
BNP PARIBAS
  4.19%, 05/14/08                                       336,000          336,000
  3.80%, 05/19/08                                       100,000          100,000
  3.12%, 05/27/08                                        50,000           50,000
  4.64%, 05/30/08                                       673,000          673,000
  3.00%, 06/05/08                                       240,000          240,000
  2.99%, 06/16/08                                        53,000           53,001
  2.65%, 06/19/08                                       172,000          172,000

Schwab Value Advantage Money Fund

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
  2.65%, 06/25/08                                       100,000          100,000
  2.65%, 06/26/08                                       535,000          535,000
  2.57%, 08/07/08                                        25,000           25,162
  2.62%, 10/02/08                                       271,000          271,000
CALYON
  5.38%, 04/11/08                                        39,000           39,000
  3.10%, 06/16/08                                       105,000          105,190
  2.98%, 06/17/08                                       300,000          300,000
  2.95%, 07/18/08                                        25,000           25,000
  2.99%, 07/22/08                                        12,000           12,000
CANADIAN IMPERIAL BANK OF COMMERCE
  5.76%, 05/12/08                                        32,000           32,000
CITIBANK, N.A.
  2.88%, 07/07/08                                       146,000          146,000
  2.73%, 08/13/08                                       100,000          100,000
  2.40%, 08/19/08                                       150,000          150,000
  2.94%, 09/03/08                                       100,000          100,000
COMMERZBANK AG
  4.54%, 04/03/08                                         8,000            8,000
  4.33%, 04/23/08                                       155,000          155,000
  4.24%, 04/23/08                                        60,000           60,000
COMMONWEALTH BANK OF AUSTRALIA
  3.16%, 04/07/08                                       150,000          150,000
CREDIT AGRICOLE S.A
  4.91%, 04/01/08                                       500,000          500,000
  4.83%, 04/02/08                                       129,000          129,000
  5.37%, 04/09/08                                        31,000           31,000
  3.11%, 07/01/08                                       440,000          440,000
  3.70%, 07/22/08                                        26,000           26,004
CREDIT SUISSE
  4.23%, 07/08/08                                        50,000           50,000
DNB NOR BANK ASA
  3.06%, 05/06/08                                        98,000           98,000
  3.00%, 06/04/08                                       100,000          100,000
  3.10%, 06/30/08                                        73,000           73,000
FORTIS BANK
  2.40%, 09/22/08                                       479,000          479,000
HSBC BANK PLC
  4.75%, 04/14/08                                       370,000          370,001
  3.07%, 07/28/08                                       109,000          109,000
  3.10%, 07/31/08                                        51,000           51,002
ING BANK N.V.
  3.21%, 05/02/08                                       140,000          140,000
  2.99%, 06/05/08                                       412,000          412,000
  2.98%, 06/16/08                                        60,000           60,000
  4.56%, 07/09/08                                       139,000          139,000
  3.06%, 07/30/08                                       115,000          115,000
  2.77%, 08/12/08                                       125,000          125,000
  2.73%, 09/17/08                                       210,000          210,000
INTESA SANPAOLO
  4.07%, 04/15/08                                       400,000          400,000
  3.92%, 04/16/08                                       241,000          241,000
  3.88%, 04/22/08                                        50,000           50,000
  3.06%, 05/06/08                                        56,000           56,000
  4.17%, 05/14/08                                       172,000          172,000
  3.84%, 05/19/08                                        50,000           50,000
  2.80%, 06/27/08                                       200,000          200,000
  4.46%, 06/30/08                                        17,000           17,000
  2.66%, 09/02/08                                        65,000           65,000
  2.50%, 09/25/08                                        45,000           45,000
LLOYDS TSB BANK PLC
  3.10%, 06/30/08                                        75,000           75,000
MITSUBISHI UFJ TRUST & BANKING CORP.
  3.15%, 05/07/08                                       100,000          100,000
  4.21%, 05/14/08                                         8,000            8,000
  3.81%, 05/19/08                                        47,000           47,000
  3.12%, 06/09/08                                       100,000          100,000
MIZUHO CORPORATE BANK LTD.
  3.12%, 04/15/08                                        17,000           17,000
  3.85%, 04/22/08                                       430,000          430,000
  3.25%, 04/24/08                                       473,000          473,000
  3.23%, 05/01/08                                        39,000           39,000
NATIONWIDE BUILDING SOCIETY
  5.32%, 05/13/08                                       100,000          100,000
  5.30%, 05/14/08                                         6,000            6,000
NATIXIS S.A.
  4.53%, 04/04/08                                        10,000           10,000
  3.85%, 05/20/08                                         7,000            7,000
NORDEA BANK FINLAND PLC
  2.52%, 12/17/08                                        25,000           25,000
  2.52%, 12/18/08                                       329,000          329,000
NORINCHUKIN BANK LTD.
  3.90%, 04/15/08                                        22,000           22,000
ROYAL BANK OF SCOTLAND PLC
  4.35%, 05/08/08                                       130,000          130,000
  4.92%, 06/06/08                                        10,000           10,000
  2.64%, 09/30/08                                       218,000          218,000
SKANDINAVISKA ENSKILDA BANKEN AB
  5.20%, 04/10/08                                        47,000           47,000
  4.80%, 04/24/08                                        90,000           90,000
  4.90%, 05/23/08                                        14,000           14,000
  4.91%, 05/28/08                                       188,000          188,000
  3.00%, 08/26/08                                        36,000           36,000
  2.50%, 09/23/08                                       135,000          135,000
SOCIETE GENERALE
  5.34%, 04/07/08                                        56,000           56,000
  3.93%, 04/17/08                                       156,000          156,000
  4.96%, 04/17/08                                        20,000           20,000
  4.80%, 06/10/08                                        10,000           10,000
  4.78%, 06/20/08                                        20,000           20,000
  4.81%, 06/24/08                                       289,000          289,000
  4.60%, 07/08/08                                        50,000           50,000
SUMITOMO MITSUI BANKING CORP.
  3.11%, 04/04/08                                       100,000          100,000
  3.13%, 04/08/08                                       292,000          292,000
  3.12%, 04/08/08                                       140,000          140,000
  3.15%, 04/10/08                                       150,000          150,000
  3.16%, 04/10/08                                       110,000          110,000
  3.12%, 04/11/08                                       165,000          165,000
SUMITOMO TRUST & BANKING CO.
  5.40%, 04/11/08                                        54,000           54,000
  4.21%, 05/12/08                                        50,000           50,000
  3.87%, 05/15/08                                        72,000           72,000
  4.81%, 06/20/08                                        44,000           44,000
  3.24%, 06/30/08                                        44,000           44,000
  4.36%, 07/08/08                                        31,000           31,000
  5.12%, 07/14/08                                        30,000           30,000
  3.08%, 07/25/08                                        50,000           50,000

Schwab Value Advantage Money Fund

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
SVENSKA HANDELSBANKEN AB
  3.03%, 05/05/08                                       200,000          200,004
SWEDBANK AB
  3.22%, 06/30/08                                        30,000           30,000
TORONTO DOMINION BANK
  3.10%, 05/06/08                                       360,000          360,000
  4.45%, 06/16/08                                        92,000           92,000
  4.78%, 06/23/08                                       300,000          300,000
UBS AG
  5.40%, 04/14/08                                       136,000          136,000
  5.35%, 04/15/08                                       265,000          265,000
  4.70%, 05/09/08                                       130,000          130,000
  5.27%, 05/12/08                                        10,000           10,000
  5.28%, 05/13/08                                       270,000          270,000
  3.33%, 05/23/08                                       205,000          205,000
  4.90%, 06/02/08                                        43,000           43,000
  4.27%, 06/09/08                                       167,000          167,000
  3.02%, 06/11/08                                       450,000          450,000
  3.10%, 06/30/08                                        28,500           28,500
  3.08%, 07/11/08                                        10,000           10,022
UNICREDITO ITALIANO S.P.A.
  3.90%, 05/19/08                                       227,000          227,001
  4.93%, 06/04/08                                       387,000          387,000
  4.80%, 06/27/08                                       200,000          200,000
  3.13%, 07/30/08                                        10,000           10,000
  2.74%, 08/11/08                                        88,000           88,002
UNION BANK OF CALIFORNIA
  4.52%, 04/08/08                                        92,000           92,000
  4.45%, 06/18/08                                        52,000           52,000
  3.04%, 07/07/08                                        54,000           54,000
  2.96%, 08/28/08                                       100,000          100,000
  2.71%, 09/10/08                                        91,000           90,998
WESTPAC BANKING CORP.
  5.37%, 04/10/08                                        76,000           76,000
  5.36%, 04/23/08                                        79,000           78,998
  3.10%, 05/06/08                                       250,000          250,000
  2.98%, 08/27/08                                       245,000          245,000
WILMINGTON TRUST CO.
  4.90%, 06/19/08                                        56,000           56,000
                                                                  --------------
                                                                      25,055,336
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 32.5%
--------------------------------------------------------------------------------
ALPINE SECURITZATION CORP.
  3.10%, 04/02/08 (a)(b)(c)                             150,000          149,987
  2.82%, 04/03/08 (a)(b)(c)                             195,000          194,969
  3.30%, 04/21/08 (a)(b)(c)                             238,000          237,568
AMSTEL FUNDING CORP.
  4.44%, 04/11/08 (b)(c)                                 54,000           53,934
  5.16%, 04/15/08 (b)(c)                                133,000          132,738
  3.02%, 07/02/08 (b)(c)                                100,000           99,233
ANGLO IRISH BANK CORP PLC
  4.46%, 07/02/08 (c)                                    20,000           19,777
AQUINAS FUNDING, L.L.C.
  5.22%, 04/03/08 (a)(b)(c)                              20,732           20,726
ATLANTIC ASSET SECURITIZATION, L.L.C.
  3.10%, 04/02/08 (a)(b)(c)                              52,000           51,996
  3.00%, 04/03/08 (a)(b)(c)                             125,000          124,979
  2.82%, 04/11/08 (a)(b)(c)                             198,900          198,745
  2.91%, 04/17/08 (a)(b)(c)                             100,000           99,871
  3.27%, 04/25/08 (a)(b)(c)                             194,000          193,580
  3.27%, 04/29/08 (a)(b)(c)                              15,000           14,962
  3.00%, 05/01/08 (a)(b)(c)                              45,000           44,888
  2.82%, 06/26/08 (a)(b)(c)                              50,000           49,666
ATLANTIS ONE FUNDING CORP.
  5.11%, 04/21/08 (b)(c)                                  3,000            2,992
  4.78%, 05/08/08 (b)(c)                                 42,000           41,798
  3.18%, 05/28/08 (b)(c)                                 60,000           59,701
  3.12%, 06/06/08 (b)(c)                                200,000          198,867
  2.70%, 06/20/08 (b)(c)                                 30,000           29,821
  2.77%, 06/23/08 (b)(c)                                 94,090           93,493
  2.83%, 06/25/08 (b)(c)                                350,000          347,678
BANK OF AMERICA CORP.
  4.70%, 05/05/08                                       224,000          223,028
  3.00%, 05/29/08                                       500,000          497,599
  3.01%, 05/29/08                                       200,000          199,037
  3.02%, 05/30/08                                       450,000          447,795
  2.99%, 07/28/08                                       300,000          297,096
  2.83%, 08/26/08                                       600,000          593,160
BANK OF IRELAND
  4.33%, 05/12/08 (c)                                    15,000           14,927
  3.90%, 05/16/08 (c)                                    27,000           26,870
  3.11%, 07/01/08 (c)                                   116,000          115,100
  2.91%, 07/08/08 (c)                                    65,000           64,490
  3.07%, 07/24/08 (c)                                    35,000           34,665
BANK OF SCOTLAND PLC
  3.05%, 04/28/08                                        10,000            9,977
  3.26%, 05/29/08                                         7,000            6,964
BARCLAYS US FUNDING CORP.
  3.05%, 08/25/08 (a)                                    88,000           86,928
CANCARA ASSET SECURITIZATION, L.L.C.
  4.21%, 04/11/08 (a)(b)(c)                              75,000           74,913
  4.21%, 04/14/08 (a)(b)(c)                              13,000           12,980
  3.58%, 04/15/08 (a)(b)(c)                              30,000           29,959
  3.99%, 04/16/08 (a)(b)(c)                              55,000           54,909
  3.92%, 04/24/08 (a)(b)(c)                             169,750          169,329
  3.30%, 04/30/08 (a)(b)(c)                               6,000            5,984
  3.14%, 05/05/08 (a)(b)(c)                              24,000           23,929
  3.18%, 05/21/08 (a)(b)(c)                              10,000            9,956
  2.74%, 06/17/08 (a)(b)(c)                               7,000            6,959
  2.70%, 06/17/08 (a)(b)(c)                              55,000           54,685
  2.82%, 06/17/08 (a)(b)(c)                             180,000          178,922
  2.70%, 06/20/08 (a)(b)(c)                              63,000           62,625
  3.20%, 07/23/08 (a)(b)(c)                              78,000           77,229
CATHOLIC HEALTH INITIATIVE SERIES A
  3.10%, 06/11/08 (a)                                    48,337           48,337
CHARIOT FUNDING, L.L.C.
  5.06%, 04/17/08 (a)(b)(c)                             100,760          100,537
CITIGROUP FUNDING, INC
  3.13%, 05/29/08 (a)                                   100,000           99,501
  3.01%, 06/05/08 (a)                                   110,000          109,408
  3.08%, 06/18/08 (a)                                    15,000           14,901
  3.01%, 07/08/08 (a)                                    87,000           86,294
  2.95%, 07/11/08 (a)                                   110,000          109,098
  2.95%, 07/14/08 (a)                                   100,000           99,156
  2.70%, 07/22/08 (a)                                    43,000           42,641
  3.12%, 07/25/08 (a)                                   168,000          166,347
  3.12%, 07/29/08 (a)                                   250,000          247,455

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
CLIPPER RECEIVABLES CO., L.L.C.
  4.50%, 04/04/08 (a)(b)(c)                             250,000          249,907
DNB NOR BANK ASA
  4.51%, 04/09/08                                       160,000          159,841
  5.05%, 04/15/08                                        54,000           53,897
  2.53%, 12/15/08                                       159,000          156,168
FAIRWAY FINANCE CO., L.L.C.
  3.28%, 04/24/08 (a)(b)(c)                              87,000           86,819
FALCON ASSET SECURITIZATION CORP.
  5.06%, 04/17/08 (a)(b)(c)                              37,164           37,082
  3.53%, 04/23/08 (a)(b)(c)                              21,000           20,955
GEMINI SECURITIZATION CORP., L.L.C.
  3.31%, 04/01/08 (a)(b)(c)                             158,000          158,000
  3.31%, 04/02/08 (a)(b)(c)                              25,000           24,998
  3.08%, 04/10/08 (a)(b)(c)                             130,000          129,900
  3.08%, 04/11/08 (a)(b)(c)                              50,000           49,957
  4.20%, 04/14/08 (a)(b)(c)                              45,499           45,431
  3.92%, 04/14/08 (a)(b)(c)                              50,500           50,429
  3.92%, 04/16/08 (a)(b)(c)                              22,000           21,964
  3.99%, 04/16/08 (a)(b)(c)                              50,000           49,918
  3.94%, 04/17/08 (a)(b)(c)                              40,000           39,931
  3.92%, 04/17/08 (a)(b)(c)                              30,000           29,948
  2.91%, 04/17/08 (a)(b)(c)                               8,000            7,990
  3.99%, 04/18/08 (a)(b)(c)                              50,534           50,440
  3.53%, 04/22/08 (a)(b)(c)                             138,000          137,718
GENERAL ELECTRIC CAPITAL CORP.
  2.50%, 04/01/08                                       450,000          450,000
  2.25%, 08/14/08                                       421,000          417,479
  2.22%, 08/15/08                                       250,000          247,922
  2.77%, 08/28/08                                       265,000          262,006
  2.20%, 09/16/08                                       155,000          153,423
GENERAL ELECTRIC CAPITAL SERVICES
  2.25%, 08/14/08                                        84,000           83,298
  2.78%, 08/28/08                                       107,000          105,787
  2.20%, 09/16/08                                        90,000           89,084
GRAMPIAN FUNDING, L.L.C.
  5.22%, 04/02/08 (a)(b)(c)                              63,000           62,991
  5.24%, 04/07/08 (a)(b)(c)                             147,000          146,875
  5.26%, 04/07/08 (a)(b)(c)                             144,000          143,877
  5.24%, 04/08/08 (a)(b)(c)                              68,500           68,432
  3.89%, 04/17/08 (a)(b)(c)                               7,000            6,988
  5.02%, 04/18/08 (a)(b)(c)                              50,000           49,884
  4.79%, 04/25/08 (a)(b)(c)                              26,000           25,919
  3.15%, 05/12/08 (a)(b)(c)                              36,000           35,872
GREENWICH CAPITAL HOLDINGS, INC.
  4.82%, 06/16/08 (a)                                    41,000           40,592
  4.80%, 06/30/08 (a)                                    50,000           49,415
  4.33%, 07/09/08 (a)                                   225,000          222,377
ING (U.S.) FUNDING, L.L.C.
  2.88%, 07/11/08 (a)                                   100,000           99,200
J.P. MORGAN CHASE & CO.
  2.55%, 04/01/08                                       150,000          150,000
  5.02%, 04/18/08                                       540,000          538,753
JUPITER SECURTITZATION CORP.
  3.30%, 04/24/08 (a)(b)(c)                              76,000           75,841
K2 (USA), L.L.C.
  5.42%, 07/15/08 (b)(c)(d)                              44,000           44,000
KBC FINANCIAL PRODUCTS INTERNATIONAL,
LTD.
  3.02%, 08/13/08 (a)(c)                                 25,000           24,723
  2.77%, 09/15/08 (a)(c)                                 70,000           69,114
MONT BLANC CAPITAL CORP.
  4.42%, 04/09/08 (a)(b)(c)                             161,261          161,104
  3.91%, 04/16/08 (a)(b)(c)                              60,284           60,187
MORGAN STANLEY
  5.17%, 04/07/08                                       375,000          374,686
  5.16%, 04/08/08                                        54,000           53,947
  5.20%, 04/14/08                                        22,000           21,960
  5.21%, 04/22/08                                        24,000           23,929
  4.91%, 04/29/08                                        67,000           66,750
  4.80%, 05/12/08                                       200,000          198,934
  4.84%, 05/12/08                                        50,000           49,731
NATIONWIDE BUILDING SOCIETY
  4.18%, 05/15/08                                        23,000           22,884
  3.85%, 05/16/08                                        54,000           53,744
  3.30%, 05/27/08                                         9,000            8,954
  3.16%, 06/25/08                                        80,000           79,411
  3.07%, 07/29/08                                       230,000          227,696
  2.80%, 09/10/08                                       150,000          148,137
OLD LINE FUNDING, L.L.C.
  2.69%, 05/15/08 (a)(b)(c)                              37,835           37,711
  3.21%, 05/22/08 (a)(b)(c)                              50,000           49,775
PICAROS FUNDING, L.L.C.
  5.21%, 04/07/08 (a)(b)(c)                              80,000           79,932
  5.23%, 04/08/08 (a)(b)(c)                             117,000          116,884
  3.08%, 07/21/08 (a)(b)(c)                             123,000          121,847
RABOBANK USA FINANCIAL CORP.
  2.65%, 04/01/08 (a)                                   240,000          240,000
  2.75%, 04/01/08 (a)                                   700,000          700,000
RANGER FUNDING CO., L.L.C.
  5.05%, 04/11/08 (a)(b)(c)                              19,000           18,974
  5.08%, 04/11/08 (a)(b)(c)                              96,766           96,632
  5.14%, 04/11/08 (a)(b)(c)                              10,362           10,347
  5.09%, 04/18/08 (a)(b)(c)                             137,673          137,348
RBOS GROUP US
  3.01%, 08/26/08                                       18,000           17,782
  2.73%, 09/10/08                                      100,000           98,787
ROYAL BANK OF SCOTLAND PLC
  4.74%, 04/11/08                                        55,000           54,929
SAN PAOLO IMI U.S. FINANCIAL CO.
  4.25%, 05/12/08 (a)                                    91,000           90,566
  3.80%, 05/16/08 (a)                                   168,000          167,213
SANTANDER CENTRAL HISPANO
  FINANCE (DELAWARE), INC.
  2.68%, 09/12/08 (a)                                    60,000           59,277
SCALDIS CAPITAL LTD.
  4.45%, 04/03/08 (a)(b)(c)                              62,000           61,985
  3.35%, 04/15/08 (a)(b)(c)                              88,000           87,886
  3.30%, 04/25/08 (a)(b)(c)                             100,000           99,782
  3.38%, 04/28/08 (a)(b)(c)                             350,000          349,121
  3.15%, 05/13/08 (a)(b)(c)                              28,000           27,898
  2.79%, 06/11/08 (a)(b)(c)                             100,000           99,454
  3.18%, 06/20/08 (a)(b)(c)                              29,000           28,797
  2.89%, 06/24/08 (a)(b)(c)                              50,000           49,665
SEDNA FINANCE, INC.
  5.41%, 06/13/08 (b)(c)                                 19,000           19,000
SHEFFIELD RECEIVABLES CORP.
  3.17%, 04/09/08 (a)(b)(c)                              60,000           59,958
  3.31%, 04/11/08 (a)(b)(c)                              25,000           24,977
SIGMA FINANCE, INC.
  5.38%, 04/09/08 (b)(c)(d)                              69,000           68,921

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
SKANDINAVISKA ENSKILDA BANKEN AB
  4.86%, 04/21/08                                        85,000           84,776
  3.78%, 06/18/08                                        34,000           33,726
  3.10%, 07/30/08                                        15,000           14,848
SOCIETE GENERALE NORTH AMERICA, INC.
  4.09%, 04/15/08 (a)                                    20,000           19,969
  3.82%, 05/19/08 (a)                                    77,000           76,613
  3.77%, 05/23/08 (a)                                    89,000           88,522
SOLITAIRE FUNDING, L.L.C.
  4.21%, 04/11/08 (a)(b)(c)                              24,000           23,972
  4.39%, 04/11/08 (a)(b)(c)                              31,000           30,963
  3.89%, 04/15/08 (a)(b)(c)                              14,000           13,979
  5.11%, 04/17/08 (a)(b)(c)                               9,000            8,980
  3.39%, 04/29/08 (a)(b)(c)                             190,000          189,503
  3.17%, 05/12/08 (a)(b)(c)                              20,000           19,928
  3.18%, 05/13/08 (a)(b)(c)                             200,000          199,265
  3.17%, 05/15/08 (a)(b)(c)                              14,000           13,946
  3.18%, 05/20/08 (a)(b)(c)                              81,000           80,653
  3.23%, 06/05/08 (a)(b)(c)                               8,000            7,954
  3.18%, 06/23/08 (a)(b)(c)                              93,000           92,325
  3.10%, 07/07/08 (a)(b)(c)                              59,000           58,512
STADSHYPOTEK DELAWARE, INC.
  3.93%, 04/16/08 (a)(c)                                 50,000           49,919
  3.12%, 05/06/08 (a)(c)                                 50,000           49,849
  2.97%, 06/09/08 (a)(c)                                 55,000           54,690
  3.06%, 06/23/08 (a)(c)                                 43,000           42,700
SVENSKA HANDELSBANKEN, INC.
  2.97%, 06/06/08 (a)                                   400,000          397,840
SWEDBANK AB
  4.19%, 05/12/08                                        25,000           24,882
  3.02%, 06/23/08                                        35,000           34,759
  2.70%, 08/27/08                                        14,000           13,846
  2.75%, 09/15/08                                       288,000          284,379
SWEDBANK MORTGAGE AB
  5.22%, 04/10/08                                        19,000           18,976
  4.87%, 06/17/08                                        18,000           17,817
  4.87%, 06/18/08                                       210,000          207,839
THAMES ASSET GLOBAL SECURTISATION
NO. 1, INC.
  2.87%, 06/16/08 (a)(b)(c)                              22,862           22,724
  2.77%, 07/07/08 (a)(b)(c)                              10,000            9,926
THE GOLDMAN SACHS GROUP, INC.
  3.97%, 05/16/08                                       175,000          174,143
THUNDER BAY FUNDING, L.L.C.
  2.76%, 05/19/08 (a)(b)(c)                              24,000           23,912
  3.21%, 05/22/08 (a)(b)(c)                              59,000           58,734
  2.82%, 06/12/08 (a)(b)(c)                              26,000           25,854
TULIP FUNDING CORP.
  3.15%, 05/07/08 (a)(b)(c)                              93,000           92,709
UBS FINANCE (DELAWARE), INC.
  5.09%, 04/16/08 (a)                                    75,000           74,845
  4.33%, 05/12/08 (a)                                   200,000          199,027
  3.75%, 06/17/08 (a)                                    26,000           25,795
  5.09%, 07/07/08 (a)                                   239,000          235,845
UNICREDIT BANK (IRELAND) PLC
  4.11%, 05/16/08 (a)(c)                                 32,000           31,838
  3.77%, 05/20/08 (a)(c)                                 45,000           44,772
  3.00%, 06/13/08 (a)(c)                                 25,000           24,849
  4.63%, 07/03/08 (a)(c)                                 11,000           10,871
VARIABLE FUNDING CAPITAL CORP.
  4.81%, 04/14/08 (a)(b)(c)                              50,000           49,915
WESTPAC SECURITIES NZ LTD.
  4.10%, 04/21/08 (a)(c)                                 50,000           49,888
  2.74%, 09/11/08 (a)(c)                                136,000          134,337
  2.53%, 12/15/08 (a)(c)                                 30,000           29,467
WHISTLEJACKET CAPITAL, L.L.C.
  3.07%, 03/20/08 (b)(c)(d)(e)                           19,000           19,000
  3.10%, 03/25/08 (b)(c)(d)(e)                           54,000           54,000
  2.78%, 04/15/08 (b)(c)(d)(e)                           42,000           42,000
  3.08%, 05/02/08 (b)(c)(d)(e)                           30,000           29,999
  3.03%, 05/19/08 (b)(c)(d)(e)                            9,000            9,000
  5.42%, 06/16/08 (b)(c)(d)(e)                           34,000           34,000
  3.96%, 07/17/08 (b)(c)(d)(e)                           50,000           49,997
  3.13%, 08/06/08 (b)(c)(d)(e)                           60,000           59,996
  3.09%, 08/11/08 (b)(c)(d)(e)                          150,000          149,997
YORKTOWN CAPITAL, L.L.C.
  3.01%, 04/04/08 (a)(b)(c)                             113,381          113,353
                                                                  --------------
                                                                      20,955,029
FIXED-RATE COUPON NOTES 0.1%
--------------------------------------------------------------------------------
FANNIE MAE
  2.70%, 05/15/08                                        37,000           37,147
FEDERAL HOME LOAN BANK
  2.71%, 04/29/08                                        30,000           30,039
                                                                  --------------
                                                                          67,186
FIXED-RATE DISCOUNT NOTES 11.1%
--------------------------------------------------------------------------------
FANNIE MAE
  2.96%, 04/09/08                                        47,000           46,969
  2.96%, 04/21/08                                        66,317           66,209
  2.96%, 04/23/08                                        42,860           42,783
  2.73%, 04/23/08                                        90,405           90,255
  2.93%, 04/30/08                                       449,000          447,947
  2.98%, 05/01/08                                        45,000           44,889
  2.13%, 05/14/08                                        17,500           17,456
  2.73%, 05/14/08                                       175,000          174,433
  2.51%, 05/27/08                                         7,500            7,471
  2.11%, 06/04/08                                        22,000           21,918
  2.09%, 06/18/08                                        95,120           94,691
FEDERAL FARM CREDIT BANK
  2.30%, 04/07/08                                       100,000           99,962
FEDERAL HOME LOAN BANK
  2.71%, 04/02/08                                       224,000          223,983
  2.14%, 04/09/08                                       312,000          311,852
  2.73%, 04/16/08                                       155,647          155,471
  1.76%, 04/17/08                                       118,321          118,228
  2.10%, 04/18/08                                       436,000          435,568
  1.76%, 04/18/08                                       200,000          199,834
  2.92%, 04/23/08                                        58,000           57,897
  1.76%, 04/24/08                                       180,000          179,798
  2.96%, 04/25/08                                       444,000          443,131
  2.72%, 05/07/08                                       194,000          193,476
  2.69%, 05/07/08                                       190,000          189,493
  2.03%, 05/23/08                                       130,000          129,621
  2.13%, 05/30/08                                        51,190           51,012
  2.10%, 06/13/08                                        34,865           34,717
  2.13%, 06/20/08                                        50,000           49,764
  2.13%, 06/25/08                                       490,000          487,547
  2.83%, 06/30/08                                        58,000           57,594

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
FREDDIE MAC
  2.96%, 04/21/08                                        87,775           87,632
  2.74%, 04/30/08                                        18,000           17,960
  2.09%, 05/05/08                                         8,000            7,984
  2.51%, 05/05/08                                         7,419            7,401
  2.47%, 05/09/08                                       155,543          155,140
  2.46%, 05/16/08                                       368,000          366,873
  2.80%, 05/21/08                                       577,000          574,772
  2.82%, 05/27/08                                       550,000          547,609
  2.21%, 06/09/08                                       327,000          325,623
  2.83%, 06/13/08                                       150,000          149,148
  2.83%, 06/20/08                                        50,000           49,689
  2.11%, 06/23/08                                       179,000          178,135
  2.11%, 06/30/08                                       218,000          216,858
                                                                  --------------
                                                                       7,158,793
                                                                  --------------
TOTAL FIXED-RATE OBLIGATIONS
(COST $54,362,344)                                                    54,362,344
                                                                  --------------
VARIABLE-RATE OBLIGATIONS  8.3% OF NET ASSETS
ABBEY NATIONAL TREASURY SERVICES
PLC
  4.68%, 04/02/08 (a)                                    50,000           50,023
  3.07%, 04/02/08 (a)                                   238,600          238,473
ANZ NATIONAL (INT'L) LTD
  3.31%, 05/27/08 (a)                                    96,000           96,000
BANCO ESPANOL DE CREDITO S.A
  3.98%, 04/18/08 (c)                                   100,000          100,000
BANK OF IRELAND
  2.55%, 04/21/08 (c)                                    40,000           40,000
BANK OF NEW YORK CO., INC
  2.71%, 04/28/08 (c)                                    50,000           50,000
BNP PARIBAS
  3.06%, 04/03/08 (a)                                    23,000           23,000
CANADIAN IMPERIAL BANK OF
  COMMERCE
  2.61%, 04/23/08                                        10,000           10,000
COMMONWEALTH BANK OF
  AUSTRALIA
  2.62%, 04/24/08 (c)                                    50,000           50,000
CREDIT SUISSE
  3.85%, 04/23/08                                       185,000          185,000
DANSKE BANK A/S
  2.51%, 04/21/08                                       100,000          100,000
DANSKE CORP
  3.14%, 05/13/08 (a)(c)                                215,000          215,000
  3.15%, 05/15/08 (a)(c)                                135,000          135,000
  3.15%, 05/16/08 (a)(c)                                150,000          150,000
DEUTSCHE BANK AG
  2.98%, 04/14/08                                       295,000          295,004
  2.74%, 04/28/08                                       285,000          285,004
  2.81%, 06/23/08                                       200,000          200,000
DEVELOPMENT AUTHORITY OF
  COLUMBUS, GA
  2.93%, 04/03/08 (a)                                     4,635            4,635
DORADA FINANCE, INC
  3.04%, 04/07/08 (b)(c)                                 76,000           75,993
FIVE FINANCE, INC
  4.48%, 04/09/08 (b)(c)                                 54,000           53,994
FORTIS BANK
  2.62%, 04/28/08                                       145,000          144,986
K2 (USA), L.L.C
  2.79%, 04/15/08 (b)(c)(d)                              35,000           34,998
  3.27%, 05/01/08 (b)(c)(d)                               9,000            9,000
  3.14%, 05/07/08 (b)(c)(d)                              80,000           79,994
  2.52%, 06/20/08 (b)(c)(d)                             277,500          277,505
LIBERTY LIGHTHOUSE U.S. CAPITAL CO.,
  L.L.C
  4.69%, 04/02/08 (b)(c)(d)                              22,000           22,000
  4.47%, 04/10/08 (b)(c)(d)                              65,000           64,997
  3.03%, 05/15/08 (b)(c)(d)                              43,000           42,999
LINKS FINANCE, L.L.C
  2.57%, 04/25/08 (b)(c)(d)                              20,000           20,000
MERRILL LYNCH & CO., INC
  2.96%, 04/15/08                                        75,000           75,000
  2.92%, 04/18/08                                       150,000          150,000
  2.59%, 04/22/08                                       120,000          120,000
MET LIFE INSURANCE CO. OF CT
  2.89%, 04/17/08 (d)                                   100,000          100,000
  3.22%, 04/28/08 (d)                                    25,000           25,000
MITSUBISHI UFJ TRUST & BANKING
  CORP.
  3.24%, 04/30/08                                        40,000           40,000
MORGAN STANLEY
  3.27%, 04/03/08                                       140,000          140,000
NEW JERSEY ECONOMIC
  DEVELOPMENT AUTHORITY
  3.07%, 04/01/08 (a)                                     4,100            4,100
NORDEA BANK AB
  3.05%, 04/09/08 (c)                                    50,000           50,000
  3.02%, 04/11/08 (c)                                    80,000           80,000
ROYAL BANK OF CANADA
  3.06%, 04/04/08                                       155,000          155,000
  3.12%, 04/10/08                                        40,000           40,000
  2.65%, 04/30/08                                        29,000           28,996
ROYAL BANK OF SCOTLAND PLC
  4.66%, 04/08/08                                       243,000          243,000
  4.45%, 04/11/08 (c)                                    11,000           11,000
  2.61%, 04/21/08 (c)                                    20,000           20,000
SEDNA FINANCE, INC.
  3.03%, 04/10/08 (b)(c)                                 14,000           14,000
  3.03%, 05/21/08 (b)(c)                                 27,000           27,000
SIGMA FINANCE, INC.
  4.05%, 04/16/08 (b)(c)(d)                             150,000          150,001
SVENSKA HANDELSBANKEN AB
  4.47%, 04/07/08 (c)                                    50,000           50,000
THE GOLDMAN SACHS GROUP, INC.
  2.87%, 04/16/08 (c)(d)                                210,000          210,000
WACHOVIA BANK, N.A
  3.40%, 04/25/08                                       100,000          100,000
WASHINGTON MUTUAL BANK
  3.98%, 04/18/08                                        50,000           50,001
WELLS FARGO & CO.
  2.90%, 04/15/08 (c)                                   120,000          120,002
WESTPAC BANKING CORP.
  2.82%, 04/16/08 (c)                                    75,000           75,000
  3.10%, 05/06/08 (c)                                   136,000          136,000

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
WESTPAC SECURITIES NZ LTD.
  3.31%, 05/05/08 (a)(c)                                100,000          100,000
                                                                  --------------
TOTAL VARIABLE-RATE OBLIGATIONS
(COST $5,367,705)                                                      5,367,705
                                                                  --------------
OTHER INVESTMENTS 7.8% OF NET ASSETS

REPURCHASE AGREEMENTS 7.8%
--------------------------------------------------------------------------------
BANC OF AMERICA SECURITIES
  L.L.C.
Tri-Party Repurchase Agreement,
  dated 03/31/08, due 04/01/08 at
  2.70%, fully collateralized by U.S.
  Government Securities with a
  value of $234,600.                                    230,017          230,000
BARCLAYS CAPITAL, INC.
Tri-Party Repurchase Agreement
  dated 03/31/08, due 04/01/08 at
  2.50%, fully collateralized by U.S.
  Government Securities with a
  value of $958,800.                                    940,065          940,000
CREDIT SUISSE SECURITIES (USA),
  L.L.C.
Tri-Party Repurchase Agreement,
  dated 03/31/08, due 04/01/08 at
  2.75%, fully collateralized by U.S.
  Government Securities with a
  value of $1,505.                                        1,476            1,475
DEUTSCHE BANK SECURITIES, INC.
Tri-Party Repurchase Agreement,
  dated 03/31/08, due 04/01/08 at
  2.25%, fully collateralized by U.S.
  Government Securities with a
  value of $362,100.                                    355,022          355,000
Tri-Party Repurchase Agreement,
  dated 03/31/08, due 04/01/08 at
  2.75%, fully collateralized by U.S.
  Government Securities with a
  value of $2,315,400.                                2,270,173        2,270,000
GOLDMAN SACHS & CO.
Tri-Party Repurchase Agreement
  dated 03/31/08, due 04/01/08 at
  2.75%, fully collateralized by U.S.
  Government Securities with a
  value of $571,200.                                    560,043          560,000
MORGAN STANLEY & CO., INC.
Tri-Party Repurchase Agreement
  dated 03/31/08, due 04/01/08 at
  2.50%, fully collateralized by U.S.
  Government Securities with a
  value of $462,779.                                    452,532          452,500
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement,
  dated 03/31/08, due 04/01/08 at
  2.50%, fully collateralized by U.S.
  Government Securities with a
  value of $188,704.                                    185,013          185,000
                                                                  --------------
TOTAL OTHER INVESTMENTS
(COST $4,993,975)                                                      4,993,975
                                                                  --------------

END OF INVESTMENTS.

(All dollar amounts are in x 1,000)

At 12/31/07, the tax basis cost of the fund's investments was $64,724,024.

(a) Credit-enhanced security.
(b) Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $11,967,784 or 18.6% of net assets.
(d) Illiquid security. At the period end, the value of these amounted to $1,597,404 or 2.5% of net assets.
(e) Security is in default. This security is currently in the process of being restructured. On February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle ("SIV"), experienced an "enforcement event" that has led to the appointment of a Receiver to manage Whistlejacket's operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket, including the Notes held by the fund. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 of the 1940 Act. As required under Rule 2a-7, the Board of Trustees of the fund met on February 12, 2008 and, based on the recommendation of the fund's investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. On February 15, 2008, the Security Trustee of Whistlejacket notified the Fund that an insolvency acceleration event had occurred and as a result the Notes were in default.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                    SECURTIES
Level 1 - Quoted Prices                                              $         0
Level 2 - Other Significant Observable Inputs                        $64,724,024
Level 3 - Significant Unobservable Inputs                            $         0
TOTAL                                                                $64,724,024

The Charles Schwab Family of Funds
Schwab Municipal Money Fund(TM)

PORTFOLIO HOLDINGS As of March 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                           COST         VALUE
HOLDINGS BY CATEGORY                                   ($ X 1,000)   ($ X 1,000)
--------------------------------------------------------------------------------
 97.0%  MUNICIPAL
          SECURITIES                                    17,071,774    17,071,774
--------------------------------------------------------------------------------
 97.0%  TOTAL INVESTMENTS                               17,071,774    17,071,774
  3.0%  OTHER ASSETS AND
          LIABILITIES                                                    521,491
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    17,593,265

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
MUNICIPAL SECURITIES 97.0% OF NET ASSETS

ALABAMA 0.9%
--------------------------------------------------------------------------------
ALABAMA
GO Series 2007A
  2.23%, 04/03/08 (a)(b)(c)(d)                            6,275            6,275
ALABAMA HOUSING FINANCE AUTH
S/F Mortgage RB Series 2006H
  2.47%, 04/03/08 (a)                                     5,830            5,830
ALABAMA MUNICIPAL FUNDING CORP
Municipal Funding Notes Master
  Series 2006A
  2.23%, 04/03/08 (a)(b)                                 24,090           24,090
ALABAMA SPECIAL CARE FACILITY
  FINANCE AUTH
RB (Ascension Health Sr Credit Group)
  Series 2006D
  2.24%, 04/03/08 (a)(c)(d)                               8,000            8,000
BIRMINGHAM PUBLIC EDUCATIONAL
  BUILDING AUTH
Student Housing RB Series
  2005A
  2.21%, 04/03/08 (a)(b)                                  6,415            6,415
DECATUR IDB
Exempt Facilities Refunding RB
  (Nucor Steel Decatur) Series
  2003A
  2.35%, 04/02/08 (a)                                    17,000           17,000
HOOVER
GO Sewer Warrants Series 2007
  2.27%, 04/03/08 (a)(b)(c)(d)                           12,005           12,005
INDIAN SPRINGS VILLAGE
RB (Joseph Bruno Montessori Academy) Series
  1999
  2.53%, 04/02/08 (a)(b)                                    475              475
JEFFERSON CNTY PUBLIC BUILDING AUTH
Lease Revenue Warrants Series
  2006
  2.27%, 04/03/08 (a)(b)(c)(d)                           10,290           10,290
LOWER ALABAMA GAS DISTRICT
Gas Supply RB Series 2007A
  1.80%, 04/03/08 (a)(c)                                  3,500            3,500
MOBILE BOARD OF WATER & SEWER
RB Series 2006
  2.24%, 04/03/08 (a)(b)(c)(d)                           16,170           16,170
MONTGOMERY CNTY PUBLIC BUILDING
  AUTH
Revenue Warrants Series 2006
  2.24%, 04/03/08 (a)(b)(c)(d)                           10,750           10,750
MONTGOMERY DOWNTOWN
  REDEVELOPMENT AUTH
Bonds (Southern Poverty Law
  Center) Series 2000
  2.32%, 04/03/08 (a)                                    15,000           15,000
ORANGE BEACH
Sewer Revenue Warrants
  Series 2006
  2.27%, 04/03/08 (a)(b)(c)(d)                            2,070            2,070
SCOTTSBORO
School Warrants Series 1997
  2.23%, 04/03/08 (a)(b)                                  2,960            2,960
STEVENSON IDB
Environmental Improvement RB
  (Mead Corp) Series 1997
  2.16%, 04/02/08 (a)(b)                                  7,700            7,700
TUSCALOOSA CNTY
IDRB (Knight Specialties)
  Series 1998
  2.37%, 04/02/08 (a)(b)                                    715              715
UNIV OF ALABAMA AT BIRMINGHAM
Hospital RB Series 2006A
  2.26%, 04/03/08 (a)(b)(c)(d)                           15,975           15,975
                                                                  --------------
                                                                         165,220
ALASKA 0.4%
--------------------------------------------------------------------------------
ALASKA HOUSING FINANCE CORP
Collateralized Bonds (Veteran Mortgage
  Program) First Series 2006A2
  2.35%, 04/03/08 (a)(c)(d)                               5,500            5,500
General Housing Purpose Bonds Series
  2005A
  2.27%, 04/03/08 (a)(b)(c)(d)                           13,810           13,810
General Mortgage RB Series 2002A
  2.24%, 04/03/08 (a)(c)(d)                               5,995            5,995
Mortgage RB Series 1999A2
  2.39%, 04/03/08 (a)(c)(d)                               4,840            4,840
State Capital Project Bonds
  Series 2006A
  3.80%, 07/10/08 (b)(c)(d)                              27,795           27,795
VALDEZ
Marine Terminal Refunding RB
  (BP Pipelines Inc)
  Series 2003A
  1.25%, 04/01/08 (a)                                     4,000            4,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
Marine Terminal Refunding RB (Exxon
  Pipeline Co) Series 1993A
  0.90%, 04/01/08 (a)                                     1,900            1,900
                                                                  --------------
                                                                          63,840
ARIZONA 1.9%
--------------------------------------------------------------------------------
ARIZONA BOARD OF REGENTS
Arizona State Univ System RB
  Series 2007A
  2.27%, 04/03/08 (a)(b)(c)(d)                           10,260           10,260
ARIZONA HEALTH FACILITIES AUTH
RB (Banner Health)
  Series 2007B
  2.16%, 04/03/08 (a)(c)(d)                              82,170           82,170
ARIZONA SD
TAN Series 2007
  3.64%, 07/30/08                                        16,500           16,545
CHANDLER
GO Bonds Series 2007
  2.27%, 04/03/08 (a)(c)(d)                              10,510           10,510
GLENDALE IDA
CP Revenue Notes (Midwestern Univ
  Financing Program)
  2.40%, 06/03/08 (b)                                    15,000           15,000
CP Revenue Notes (Midwestern Univ
  Financing Program)
  2.40%, 06/03/08 (b)                                     6,000            6,000
MARICOPA CNTY IDA
M/F Mortgage Refunding RB
  (San Fernando Apts)
  Series 2004
  2.15%, 04/03/08 (a)(b)                                  7,750            7,750
MARICOPA CNTY USD NO. 48
GO Refunding Bonds Series 2007
  2.23%, 04/03/08 (a)(c)(d)                              19,865           19,865
PHOENIX CIVIC IMPROVEMENT CORP
Jr Lien Wastewater System RB Series
  2007
  2.27%, 04/03/08 (a)(b)(c)(d)                           10,365           10,365
Sr Lien Excise Tax Refunding RB
  Series 2007
  2.23%, 04/03/08 (a)(c)(d)                               9,858            9,858
Subordinated Excise Tax RB
  (Airport Improvements)
  Series 1995
  2.20%, 04/02/08 (a)(b)                                  1,000            1,000
Subordinated Excise Tax RB
  (Civic Plaza Expansion)
  Series 2005A
  3.21%, 04/03/08 (a)(b)(c)(d)                            4,675            4,675
  2.27%, 04/03/08 (a)(b)(c)(d)                            6,885            6,885
PHOENIX IDA
M/F Refunding RB
  (Paradise Lakes Apts)
  Series 2007A
  2.09%, 04/03/08 (a)(b)                                 17,500           17,500
M/F Refunding RB
  (Paradise Lakes Apts)
  Series 2007B
  2.15%, 04/03/08 (a)(b)                                 16,000           16,000
S/F Mortgage Draw-Down RB
  Series 2005A
  2.26%, 04/03/08 (a)(c)(d)                               1,760            1,760
SALT RIVER PIMA-MARICOPA INDIAN
  COMMUNITY
Bonds Series 2005
  2.10%, 04/03/08 (a)(b)                                 62,726           62,726
SALT RIVER PROJECT AGRICULTURAL
  IMPROVEMENT & POWER DISTRICT
Electric System RB Series 2006A
  2.16%, 04/03/08 (a)(c)(d)                               6,850            6,850
  2.24%, 04/03/08 (a)(c)(d)                               2,590            2,590
  2.29%, 04/03/08 (a)(c)(d)                              25,125           25,125
SCOTTSDALE IDA
Hospital RB (Scottsdale
  Healthcare) Series 2006G
  2.27%, 04/03/08 (a)(b)(c)(d)                            3,000            3,000
SCOTTSDALE MUNICIPAL PROPERTY CORP
Excise Tax Refunding RB
  Series 2006
  2.29%, 04/03/08 (a)(c)(d)                               4,595            4,595
TEMPE IDA
RB (ASUF Brickyard)
  Series 2004A
  2.10%, 04/03/08 (a)(b)                                  1,885            1,885
                                                                  --------------
                                                                         342,914
ARKANSAS 0.1%
--------------------------------------------------------------------------------
ARKANSAS DEVELOPMENT FINANCE AUTH
IDRB (C&C Holding Co) Series
  1998
  2.25%, 04/03/08 (a)(b)                                    370              370
INDEPENDENCE CNTY
IDRB (Townsends) Series 1996
  2.31%, 04/02/08 (a)(b)                                  9,000            9,000
UNIV OF ARKANSAS BOARD OF TRUSTEES
Various Facilities RB (UAMS
  Campus) Series 2006
  2.27%, 04/03/08 (a)(b)(c)(d)                           14,535           14,535
                                                                  --------------
                                                                          23,905
CALIFORNIA 1.8%
--------------------------------------------------------------------------------
CALIFORNIA
RAN
  3.37%, 06/30/08 (g)                                   300,000          300,456
CALIFORNIA INFRASTRUCTURE & ECONOMIC
  DEVELOPMENT BANK
Insured RB (Rand Corp) Series
  2002B
  1.75%, 04/01/08 (a)(b)(c)                               2,895            2,895
CALIFORNIA POLLUTION CONTROL FINANCING
  AUTH
Refunding RB (BP West Coast
  Products) Series 2008
  0.90%, 04/01/08 (a)                                     2,000            2,000
ELK GROVE FINANCE AUTH, CA
Special Tax RB Series 2005
  2.24%, 04/03/08 (a)(b)(c)(d)                            2,025            2,025
LONG BEACH
Harbor RB Series 2002A
  2.75%, 04/02/08 (a)(b)(c)                              12,000           12,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
LOS ANGELES
M/F Housing RB (Fountain Park
  Phase II) Series 2000B
  2.15%, 04/03/08 (a)(b)                                  1,000            1,000
                                                                  --------------
                                                                         320,376
COLORADO 4.3%
--------------------------------------------------------------------------------
ARAPAHOE CNTY
Refunding IDRB (Denver
  Jetcenter) Series 1997
  3.75%, 04/01/08 (a)(b)                                  3,500            3,500
ARVADA
Water Enterprise RB Series 2001
  3.40%, 04/01/08 (a)(b)(c)                               3,525            3,525
AURORA
First Lien Water Improvement RB
  Series 2007A
  2.71%, 04/03/08 (a)(b)(c)(d)                           29,820           29,820
CENTERRA METROPOLITAN DISTRICT NO.1
  RB Series 2004
  2.30%, 04/03/08 (a)(b)                                 10,000           10,000
COLORADO
General Fund TRAN Series 2007A
  3.70%, 06/27/08                                        25,000           25,031
  3.71%, 06/27/08                                        50,000           50,062
TRAN Series 2007B
  2.90%, 08/05/08                                        60,000           60,010
COLORADO HEALTH FACILITIES AUTH
Hospital Refunding RB (NCMC Inc)
  Series 2005
  2.06%, 04/02/08 (a)(b)(c)                               5,500            5,500
RB Series 2006A
  2.24%, 04/03/08 (a)(c)(d)                              19,630           19,630
COLORADO HFA
Economic Development RB
  (Pemracs) Series 2000A
  2.53%, 04/03/08 (a)(b)                                  2,185            2,185
COLORADO SPRINGS UTILITIES SYSTEM
Utilities System Improvement
  & Refunding RB Series 2007B
  2.15%, 04/03/08 (a)(c)                                  3,100            3,100
Utilities System Subordinate Lien
  Improvement & Refunding RB
  Series 2006A
  2.07%, 04/03/08 (a)(c)                                  3,500            3,500
DAWSON RIDGE METROPOLITAN DISTRICT
  NO.1
Limited Tax Refunding Bonds
  Series 1992A
  2.87%, 04/24/08 (a)(c)(d)                               9,820            9,820
DENVER CITY & CNTY
Airport System RB Series 1992G
  2.40%, 04/02/08 (a)(b)                                  2,000            2,000
Airport System RB Series 2007A
  2.30%, 04/03/08 (a)(b)(c)(d)                           52,715           52,715
  2.34%, 04/03/08 (a)(b)(c)(d)                           10,250           10,250
  2.66%, 04/03/08 (a)(b)(c)(d)                           34,175           34,175
Airport System RB Series 2007D
  2.26%, 04/03/08 (a)(b)(c)(d)                            7,170            7,170
Airport System RB Series 2007E
  2.27%, 04/03/08 (a)(b)(c)(d)                           17,180           17,180
Airport System Refunding RB Series
  2000B
  3.00%, 04/02/08 (a)(b)(c)                             196,800          196,800
RB Series 2007A
  2.29%, 04/03/08 (a)(b)(c)(d)                           33,360           33,360
LOWER COLORADO RIVER AUTH
CP Notes Series A
  1.60%, 06/05/08 (c)                                    16,800           16,800
REGIONAL TRANSPORTATION DISTRICT
Sales Tax RB (FasTracks)
  Series 2006A
  2.39%, 04/03/08 (a)(b)(c)(d)                           31,750           31,750
Sales Tax Refunding RB (FasTracks)
  Series 2007A
  2.26%, 04/03/08 (a)(b)(c)(d)                           27,905           27,905
  2.26%, 04/03/08 (a)(b)(c)(d)                           16,790           16,790
  2.26%, 04/03/08 (a)(b)(c)(d)                           16,830           16,830
  2.26%, 04/03/08 (a)(b)(c)(d)                           18,085           18,085
  2.26%, 04/03/08 (a)(b)(c)(d)                           29,700           29,700
UNIV OF COLORADO HOSPITAL AUTH
RB Series 2006B
  2.27%, 04/03/08 (a)(b)(c)(d)                           16,500           16,500
WESTMINSTER ECONOMIC DEVELOPMENT
  AUTH
Tax Increment RB (Westminster
  Plaza) Series 1997A
  2.53%, 04/03/08 (a)(b)                                  5,660            5,660
                                                                  --------------
                                                                         759,353
CONNECTICUT 0.8%
--------------------------------------------------------------------------------
CONNECTICUT HEALTH & EDUCATIONAL
  FACILITIES AUTH
RB (Wesleyan Univ) Series 2001D
  2.05%, 04/02/08 (a)(c)                                 14,000           14,000
RB (Wesleyan Univ) Series 2003E
  1.42%, 04/01/08 (a)(c)                                  6,000            6,000
RB (Yale Univ) Series X2
  1.75%, 04/03/08 (a)                                    19,700           19,700
RB (Yale Univ) Series Z1
  2.25%, 04/02/08 (a)(c)(d)                               4,600            4,600
  2.14%, 04/03/08 (a)(c)(d)                               7,210            7,210
  2.22%, 04/03/08 (a)(c)(d)                              13,175           13,175
  2.22%, 04/03/08 (a)(c)(d)                              79,200           79,200
CONNECTICUT HFA
S/F Mortgage Draw Down RB
  Series 2004B
  2.25%, 04/03/08 (a)(b)(c)(d)                               40               40
                                                                  --------------
                                                                         143,925
DELAWARE 0.3%
--------------------------------------------------------------------------------
DELAWARE ECONOMIC DEVELOPMENT
  AUTH
RB (Delaware State Univ)
  Series 2007
  2.27%, 04/03/08 (a)(b)(c)(d)                           11,990           11,990
DELAWARE HOUSING AUTH
Sr S/F Mortgage RB Series 2007D1
  2.43%, 04/02/08 (a)(c)(d)                               9,975            9,975

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
  2.33%, 04/03/08 (a)(c)(d)                               2,890            2,890
DELAWARE STATE TRANSPORTATION AUTH
Transportation System RB Sr
  Series 2006
  2.34%, 04/03/08 (a)(b)(c)(d)                            3,170            3,170
NEW CASTLE CNTY
M/F Rental Housing RB (Fairfield
  English Village) Series 2005
  2.15%, 04/03/08 (a)(b)                                  8,500            8,500
SUSSEX CNTY
IDRB (Perdue-Agrirecycle) Series 2000
  2.19%, 04/02/08 (a)(b)                                  5,300            5,300
RB (Baywood) Series 1997A
  2.38%, 04/02/08 (a)(b)                                  2,400            2,400
                                                                  --------------
                                                                          44,225
DISTRICT OF COLUMBIA 3.2%
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA
GO Bonds Series 2007A
  2.26%, 04/03/08 (a)(b)(c)(d)                           21,435           21,435
GO Bonds Series 2007C
  2.27%, 04/03/08 (a)(b)(c)(d)                            8,490            8,490
GO Refunding Bonds Series 2005B
  2.30%, 04/02/08 (a)(b)(c)(d)                           16,230           16,230
Multimodal GO Refunding Bonds Series
  2002D
  2.95%, 04/02/08 (a)(b)(c)                              49,205           49,205
RB (American Psychological
  Association) Series 2003
  2.12%, 04/03/08 (a)(b)                                  2,560            2,560
RB (Pew Charitable Trusts) Series
  2008A
  2.14%, 04/03/08 (a)(b)                                 31,000           31,000
RB (St Coletta Special Education Public
  Charter School) Series 2005
  2.10%, 04/03/08 (a)(b)                                  4,105            4,105
RB (The Center for Strategic &
  International Studies) Series 2008
  2.14%, 04/03/08 (a)(b)                                  6,730            6,730
DISTRICT OF COLUMBIA WATER & SEWER
  AUTH
Public Utility Subordinated Lien RB
  Series 2007A
  2.26%, 04/03/08 (a)(b)(c)(d)                           27,225           27,225
  2.26%, 04/03/08 (a)(b)(c)(d)                           15,000           15,000
METROPOLITAN WASHINGTON AIRPORTS
  AUTH
Airport System RB Series 2005A
  2.42%, 04/01/08 (a)(b)(c)(d)                            2,940            2,940
Airport System RB Series 2006B
  2.74%, 04/03/08 (a)(b)(c)(d)                           34,614           34,614
Airport System RB Series 2007B
  2.60%, 04/02/08 (a)(b)(c)(d)                           33,260           33,260
  2.30%, 04/03/08 (a)(b)(c)(d)                           33,875           33,875
Airport System RB Subseries 2003D1
  2.15%, 04/03/08 (a)(b)                                 23,490           23,490
Airport System RB Subseries 2003D2
  1.75%, 04/03/08 (a)(b)                                 35,150           35,150
Airport System Refunding RB Series
  1999A & 2003A
  2.37%, 04/03/08 (a)(b)(c)(d)                            8,195            8,195
Airport System Refunding RB Series
  2007A
  2.26%, 04/03/08 (a)(b)(c)(d)                            7,700            7,700
Airport System Revenue CP Series One
  A&B
  2.15%, 04/04/08 (b)                                    60,000           60,000
Flexible Term PFC Revenue Notes
  Series C
  1.00%, 06/06/08 (b)                                    30,000           30,000
  1.80%, 06/06/08 (b)                                    15,000           15,000
Flexible Term PFC Revenue Notes
  Series D
  2.03%, 06/06/08 (b)                                    30,000           30,000
RB Series 2005A
  2.43%, 04/02/08 (a)(b)(c)(d)                            6,565            6,565
RB Series 2007B
  2.26%, 04/03/08 (a)(b)(c)(d)                           13,965           13,965
Refunding RB Series 2002C
  2.40%, 04/02/08 (a)(b)(c)                               1,625            1,625
Refunding RB Series 2004D
  2.26%, 04/03/08 (a)(b)(c)(d)                            2,355            2,355
NATIONAL CAPITAL REVITALIZATION CORP
RB (DC USA Parking Garage)
  Series 2006
  2.36%, 04/03/08 (a)(b)(c)(d)                           34,430           34,430
                                                                  --------------
                                                                         555,144
FLORIDA 11.3%
--------------------------------------------------------------------------------
ALACHUA CNTY HEALTH FACILITIES AUTH
RB (Shands Hospital) Series
  1992R
  2.23%, 04/03/08 (a)(b)(c)(d)                           60,330           60,330
BREVARD CNTY HFA
M/F Housing Refunding RB
  (Shore View Apts) Series 1995
  2.25%, 04/03/08 (a)(b)                                  1,900            1,900
M/F Housing RB (Timber Trace
  Apts) Series 2007
  2.35%, 04/02/08 (a)(b)                                 13,600           13,600
BROWARD CNTY HFA
M/F Housing RB (Sawgrass Pines
  Apts) Series 1993A
  2.35%, 04/03/08 (a)(b)                                 11,000           11,000
BROWARD CNTY SD
COP Series 2004D
  2.05%, 04/03/08 (a)(b)(c)                              11,000           11,000
School Board COP Series 2005B
  2.10%, 04/03/08 (a)(b)(c)                               6,780            6,780
CHARLOTTE CNTY HFA
M/F Housing RB (Murdock Circle
  Apts) Series 2000
  2.37%, 04/02/08 (a)(b)                                  3,200            3,200
CITIZENS PROPERTY INSURANCE CORP
High-Risk Account Sr Secured
  Refunding Bonds Series 2007A
  2.26%, 04/03/08 (a)(b)(c)(d)                           30,000           30,000
COLLIER CNTY
IDRB (Ave Maria Utility Co)
  Series 2005
  2.19%, 04/02/08 (a)(b)                                 10,000           10,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
COLLIER CNTY HFA
M/F Housing RB (Brittany Bay
  Apts) Series 2001A
  2.15%, 04/02/08 (a)(b)                                  3,800            3,800
DADE CNTY IDA
IDRB (South Florida Stadium
  Corp) Series 1985C
  1.94%, 04/02/08 (a)(b)                                  1,050            1,050
DUVAL CNTY SCHOOL BOARD, FL
COP (Master Lease Program)
  Series 2007
  2.27%, 04/03/08 (a)(b)(c)(d)                           16,240           16,240
ESCAMBIA HFA
S/F Mortgage RB Series 2001A
  2.27%, 04/03/08 (a)(b)(c)(d)                            1,945            1,945
S/F Mortgage RB Series 2002A1
  2.27%, 04/03/08 (a)(c)(d)                               3,075            3,075
FLORIDA BOARD OF EDUCATION
Capital Outlay Bonds Series 1999C
  2.21%, 04/03/08 (a)(c)(d)                              17,740           17,740
Capital Outlay Bonds Series 2003C
  2.31%, 04/03/08 (a)(b)(c)(d)                            5,600            5,600
Capital Outlay Bonds Series 2006B
  2.24%, 04/03/08 (a)(b)(c)(d)                           54,195           54,195
  2.29%, 04/03/08 (a)(c)(d)                               2,550            2,550
Capital Outlay Bonds Series 2006C
  2.24%, 04/03/08 (a)(c)(d)                              33,546           33,546
FLORIDA DEPT OF ENVIRONMENTAL
  PROTECTION
RB (Florida Forever) Series 2003A
  2.23%, 04/03/08 (a)(b)(c)(d)                           20,120           20,120
Refunding RB (Preservation 2000)
  Series 1997B
  2.71%, 04/03/08 (a)(b)(c)(d)                           14,937           14,937
FLORIDA DEPT OF MANAGEMENT SERVICES
Florida Facilities Pool RB Series
  2007A
  2.41%, 04/03/08 (a)(b)(c)(d)                           21,715           21,715
FLORIDA DEPT OF TRANSPORTATION
Turnpike RB Series 2000A
  2.29%, 04/03/08 (a)(b)(c)(d)                            4,000            4,000
Turnpike RB Series 2006A
  2.26%, 04/03/08 (a)(b)(c)(d)                           15,000           15,000
  2.34%, 04/03/08 (a)(b)(c)(d)                            7,110            7,110
Turnpike RB Series 2007A
  2.26%, 04/03/08 (a)(b)(c)(d)                           41,800           41,800
Turnpike RB Series 2008A
  2.29%, 04/03/08 (a)(c)(d)                               4,000            4,000
FLORIDA DEVELOPMENT FINANCE CORP
IDRB (Schmitt Family Partnership)
  Series 1999A2
  2.24%, 04/02/08 (a)(b)                                  1,500            1,500
IDRB (Sunshine State Christian Homes)
  Series 1999A3
  2.14%, 04/02/08 (a)(b)                                    980              980
IDRB Enterprise Bond Program
  (Pioneer-Ram) Series 1998A3
  2.24%, 04/02/08 (a)(b)                                    680              680
FLORIDA HFA
Homeowner Mortgage RB Series 20064
  2.33%, 04/03/08 (a)(c)(d)                               9,010            9,010
Homeowner Mortgage RB Series 20072
  2.35%, 04/03/08 (a)(c)(d)                              13,900           13,900
Housing RB (Caribbean Key Apts)
  Series 1996F
  2.35%, 04/02/08 (a)(b)                                    300              300
M/F Housing RB (Cameron Cove Apts)
  Series 1985XX
  2.22%, 04/02/08 (a)(b)                                    400              400
M/F Mortgage RB (Clarcona Groves
  Apts) Series 2005A
  2.15%, 04/02/08 (a)(b)                                  4,250            4,250
M/F Mortgage RB (Lynn Lake Apts)
  Series 2005B1
  2.27%, 04/03/08 (a)(b)                                 20,315           20,315
M/F Mortgage RB (Pinnacle Pointe
  Apts) Series 2003N
  2.15%, 04/02/08 (a)(b)                                  2,335            2,335
M/F Mortgage RB (Wexford Apts) Series
  2003P
  2.15%, 04/02/08 (a)(b)                                  7,840            7,840
RB (Timberline Apts) Series 1999P
  2.30%, 04/02/08 (a)(b)                                  5,935            5,935
FLORIDA HIGHER EDUCATIONAL FACILITIES
  FINANCING AUTH
RB (Jacksonville Univ) Series 2006
  2.10%, 04/03/08 (a)(b)                                  7,000            7,000
RB Series 2003 (St Thomas Univ
  Project)
  1.25%, 04/01/08 (a)(b)                                  1,135            1,135
FLORIDA HOUSING FINANCE CORP
Homeowner Mortgage RB Series 2006-
  4 & 2007-3
  2.32%, 04/03/08 (a)(c)(d)                               7,440            7,440
M/F Mortgage RB (Boynton Bay Apts)
  Series 2007I
  2.35%, 04/03/08 (a)(b)                                 17,690           17,690
FLORIDA HURRICANE CATASTROPHE FUND
  FINANCE CORP
RB
  2.39%, 04/03/08 (a)(b)(c)(d)                           32,035           32,035
FLORIDA LOCAL GOVERNMENT FINANCE
  COMMISSION
Pooled TECP Series 1994A
  0.90%, 07/10/08 (b)                                    16,098           16,098
GAINESVILLE
IDRB (Lifesouth Community Blood
  Centers) Series 1999
  2.09%, 04/02/08 (a)(b)                                  4,715            4,715
GAINESVILLE UTILITY SYSTEM
RB Series 2005C
  1.25%, 04/01/08 (a)(c)                                 20,535           20,535
RB Series 2008B
  2.00%, 04/02/08 (a)(c)                                  7,330            7,330

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
GREATER ORLANDO AVIATION AUTH
Airport Facilities Refunding RB
  Series 2007A
  2.26%, 04/03/08 (a)(b)(c)(d)                           33,590           33,590
HILLSBOROUGH CNTY AVIATION AUTH
  RB (Tampa International Airport)
  Series 2003A
  2.26%, 04/03/08 (a)(b)(c)(d)                            5,495            5,495
HILLSBOROUGH CNTY EDUCATIONAL
  FACILITIES AUTH
RB (Univ of Tampa) Series 2000
  2.15%, 04/03/08 (a)(b)                                  4,900            4,900
HILLSBOROUGH CNTY HFA
M/F Housing RB (Claymore Crossing
  Apts) Series 2005
  2.35%, 04/02/08 (a)(b)                                  1,000            1,000
M/F Housing RB (Lake Kathy Apts)
  Series 2005
  2.38%, 04/03/08 (a)(b)                                  5,000            5,000
HILLSBOROUGH CNTY IDA
Educational Facilities RB (Berkeley
  Preparatory School) Series 1999
  2.09%, 04/02/08 (a)(b)                                  4,135            4,135
RB (Independent Day School) Series
  2000
  2.15%, 04/03/08 (a)(b)                                    600              600
HILLSBOROUGH CNTY PORT DISTRICT
  Refunding RB (Tampa Port Auth)
  Series 2005A
  2.31%, 04/03/08 (a)(b)(c)(d)                                1                1
HILLSBOROUGH CNTY SD
Sales Tax Refunding RB Series
  2007
  2.28%, 04/03/08 (a)(b)(c)(d)                           14,365           14,365
JACKSONVILLE ECONOMIC DEVELOPMENT
  COMMISSION
Educational Facilities RB (Episcopal
  High School) Series 2002
  2.10%, 04/02/08 (a)(b)                                  5,000            5,000
RB (Bolles School) Series 1999A
  2.15%, 04/03/08 (a)(b)                                  1,200            1,200
Refunding RB (YMCA of Florida First
  Coast) Series 2003
  2.10%, 04/03/08 (a)(b)                                  4,540            4,540
Special Facility Airport RB (Holland
  Sheltair Aviation Group) Series
  2004A1
  2.20%, 04/03/08 (a)(b)                                  3,740            3,740
JACKSONVILLE HEALTH FACILITIES AUTH
Hospital RB Series 2003A
  1.25%, 04/01/08 (a)(b)                                  1,600            1,600
RB (River Garden/The Coves) Series
  1994
  2.15%, 04/03/08 (a)(b)                                  2,870            2,870
JACKSONVILLE HFA
M/F Housing Refunding RB (St
  Augustine Apts) Series 2006
  2.30%, 04/02/08 (a)(b)                                  3,300            3,300
JEA
Electric System RB Series Three
  2008B1
  2.07%, 04/03/08 (a)(c)                                 17,000           17,000
Electric System RB Series Three
  2008B2
  2.07%, 04/03/08 (a)(c)                                 15,100           15,100
Electric System RB Series Three
  2008C1
  1.99%, 04/03/08 (a)(c)                                 15,000           15,000
Electric System RB Series Three
  2008C2
  1.99%, 04/03/08 (a)(c)                                 15,000           15,000
Electric System RB Series Three
  2008C3
  1.99%, 04/03/08 (a)(c)                                 11,405           11,405
Electric System Subordinated RB Series
  2008B
  1.99%, 04/03/08 (a)(c)                                 52,475           52,475
Water & Sewer System RB Series
  2008B1
  2.07%, 04/02/08 (a)(c)                                 10,200           10,200
LAKE SHORE HOSPITAL AUTH
Health Facility RB (Lake Shore
  Hospital) Series 1991
  2.09%, 04/03/08 (a)(b)                                  2,700            2,700
MANATEE CNTY HFA
M/F Housing RB (La Mirada Gardens)
  Series 2002A
  2.33%, 04/03/08 (a)(b)                                  4,000            4,000
M/F Housing RB (Sabal Palm Harbor
  Apts) Series 2000A
  2.37%, 04/02/08 (a)(b)                                  4,200            4,200
MIAMI
Special Obligation Bonds (Street
  & Sidewalk Improvement
  Program) Series 2007
  2.95%, 04/02/08 (a)(b)(c)(d)                            5,000            5,000
MIAMI-DADE CNTY
Airport RB (Hub of the Americas) Series
  2007A
  2.30%, 04/03/08 (a)(b)(c)(d)                           59,490           59,490
Aviation RB (Miami International Airport)
  Series 2007A
  2.30%, 04/03/08 (a)(b)(c)(d)                            7,625            7,625
  2.67%, 04/03/08 (a)(b)(c)(d)                           44,140           44,140
Aviation TECP (Miami International
  Airport) Series A
  1.95%, 06/04/08 (b)                                     7,051            7,051
  0.90%, 06/04/08 (b)                                    13,555           13,555
  2.05%, 06/04/08 (b)                                    13,500           13,500
GO Bonds Series 2005
  4.05%, 04/03/08 (a)(b)(c)(d)                           17,030           17,030
Refunding RB Series 2007C
  2.35%, 04/02/08 (a)(b)(c)(d)                           12,000           12,000
  2.43%, 04/02/08 (a)(b)(c)(d)                            6,395            6,395
  2.24%, 04/03/08 (a)(b)(c)(d)                            9,500            9,500
Refunding RB Series 2007C&D
  2.29%, 04/03/08 (a)(b)(c)(d)                           37,065           37,065

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
Solid Waste System RB Series 2005
  2.59%, 04/03/08 (a)(b)(c)(d)                            5,380            5,380
  2.59%, 04/03/08 (a)(b)(c)(d)                            5,370            5,370
MIAMI-DADE CNTY IDA
IDRB (Airbus Service Co) Series 1998A
  2.19%, 04/03/08 (a)(b)                                     80               80
IDRB (Tarmac America) Series 2004
  2.20%, 04/03/08 (a)(b)                                 12,600           12,600
RB (Gulliver Schools) Series 2000
  2.12%, 04/03/08 (a)(b)                                  3,600            3,600
MIAMI-DADE CNTY SD
TAN Series 2007
  3.40%, 10/03/08                                        45,000           45,132
OCEAN HIGHWAY & PORT AUTH
RB Series 1990
  2.35%, 04/02/08 (a)(b)                                  8,700            8,700
OKEECHOBEE CNTY
Exempt Facility RB (Okeechobee
  Landfill) Series 1999
  2.18%, 04/03/08 (a)(b)                                 15,000           15,000
ORANGE CNTY HEALTH FACILITIES AUTH
RB (Presbyterian Retirement
  Communities) Series 2006A
  2.25%, 04/03/08 (a)(b)                                 32,195           32,195
RB (Presbyterian Retirement
  Communities) Series 2006B
  2.25%, 04/03/08 (a)(b)                                 23,830           23,830
Refunding Program RB (Pooled Hospital
  Loan) Series 1985
  1.98%, 06/16/08 (b)                                    19,000           19,000
ORANGE CNTY HFA
M/F Housing RB (Alta Westgate
  Apts) Series 2005C
  2.30%, 04/02/08 (a)(b)                                  6,920            6,920
ORANGE CNTY IDA
IDRB (Central Florida YMCA) Series
  2002A
  2.12%, 04/03/08 (a)(b)                                  3,850            3,850
IDRB (Central Florida YMCA) Series
  2005
  2.10%, 04/03/08 (a)(b)                                  5,120            5,120
ORANGE CNTY SCHOOL BOARD
COP Series 2000B
  2.35%, 04/01/08 (a)(b)(c)                               4,500            4,500
COP Series 2006A
  2.27%, 04/03/08 (a)(b)(c)(d)                           26,350           26,350
ORLANDO UTILITIES COMMISSION
Water & Electric RB Series 2002B
  2.09%, 04/02/08 (a)(c)                                 22,300           22,300
ORLANDO-ORANGE CNTY EXPRESSWAY
  AUTH
RB Series 2007A
  2.20%, 04/03/08 (a)(b)(c)(d)                           28,730           28,730
RB Series 2005A2
  3.75%, 04/03/08 (a)(b)(c)                              40,000           40,000
RB Series 2005B1
  2.10%, 04/03/08 (a)(b)(c)                              34,515           34,515
RB Series 2007A
  2.28%, 04/03/08 (a)(b)(c)(d)(g)                        50,000           50,000
  2.28%, 04/03/08 (a)(b)(c)(d)                           20,000           20,000
PALM BEACH CNTY
Airport RB (Galaxy Aviation) Series
  2000A
  2.20%, 04/02/08 (a)(b)                                  7,190            7,190
RB (Norton Gallery & School of Art)
  Series 1995
  2.15%, 04/02/08 (a)(b)                                  2,500            2,500
PALM BEACH CNTY HFA
M/F Housing Refunding RB (Emerald
  Bay Club Apts) Series 2004
  2.24%, 04/03/08 (a)(b)                                  7,000            7,000
M/F Housing Refunding RB (Spinnaker
  Landing Apts) Series 1998
  2.15%, 04/03/08 (a)(b)                                  2,545            2,545
PALM BEACH CNTY SCHOOL BOARD
Refunding COP Series 2007C
  2.24%, 04/03/08 (a)(b)(c)(d)                           15,710           15,710
TAN Series 2007
  3.44%, 09/24/08                                        50,000           50,132
PALM COAST
Utility System RB Series 2007
  2.27%, 04/03/08 (a)(b)(c)(d)                            2,160            2,160
PINELLAS CNTY HEALTH FACILITIES AUTH
Hospital Facilities Refunding RB
  (Bayfront Hospital) Series 2004
  1.25%, 04/01/08 (a)(b)                                  3,775            3,775
PINELLAS CNTY HFA
M/F Housing RB (Greenwood
  Apts) Series 2002A
  2.20%, 04/03/08 (a)(b)                                  3,440            3,440
PINELLAS CNTY INDUSTRY COUNCIL
RB (Operation Par) Series 1999
  2.20%, 04/03/08 (a)(b)                                  3,420            3,420
POLK CNTY IDA
IDRB (Winter Haven Hospital) Series
  2005A
  1.25%, 04/01/08 (a)(b)                                  5,000            5,000
IDRB (Winter Haven Hospital) Series
  2005B
  1.25%, 04/01/08 (a)(b)                                  5,000            5,000
IDRB (Winter Haven Hospital) Series
  2006
  1.25%, 04/01/08 (a)(b)                                  5,000            5,000
SARASOTA CNTY
RB (Sarasota Family YMCA)
  Series 1999
  2.13%, 04/03/08 (a)(b)                                    440              440
SARASOTA CNTY PUBLIC HOSPITAL BOARD
RB (Sarasota Memorial Hospital) Series
  2003A
  1.40%, 04/01/08 (a)(b)(c)                              74,300           74,300
RB (Sarasota Memorial Hospital) Series
  2007A
  1.40%, 04/01/08 (a)(b)(c)                              41,950           41,950
SEMINOLE CNTY IDA
IDRB (Amrhein Family LP) Series
  2001
  2.19%, 04/02/08 (a)(b)                                  3,795            3,795

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
SOUTH FLORIDA WATER MANAGEMENT
  DISTRICT
COP Series 2006
  2.39%, 04/03/08 (a)(b)(c)(d)                           22,145           22,145
SOUTH MIAMI HEALTH FACILITIES AUTH
Hospital RB (Baptist Health South
  Florida Obligated Group) Series 2007
  2.29%, 04/03/08 (a)(c)(d)                               1,550            1,550
  2.29%, 04/03/08 (a)(c)(d)                              47,245           47,245
ST JOHNS CNTY
Water & Sewer Refunding RB
  Series 2006
  2.23%, 04/03/08 (a)(b)(c)(d)                           10,995           10,995
SUNSHINE STATE GOVERNMENT
  FINANCING COMMISSION
RB Series 1986
  4.10%, 04/01/08 (a)(b)(c)                              73,900           73,900
TALLAHASSEE
Energy System RB Series 2007
  2.28%, 04/03/08 (a)(b)(c)(d)                            9,900            9,900
  2.28%, 04/03/08 (a)(b)(c)(d)                           24,750           24,750
TALLAHASSEE CONSOLIDATED UTILITY
  SYSTEMS
Utility Systems RB Series 2007
  2.24%, 04/03/08 (a)(c)(d)                               6,800            6,800
TAMPA BAY WATER AUTH
Utility System Improvement & Refunding
  RB Series 2005
  2.34%, 04/03/08 (a)(b)(c)(d)                           18,645           18,645
Utility System RB Series 2002
  2.20%, 04/03/08 (a)(b)                                  4,000            4,000
VOLUSIA CNTY
Tourist Development Tax RB
  Series 2004
  2.26%, 04/03/08 (a)(b)(c)(d)                           14,500           14,500
VOLUSIA CNTY HEALTH FACILITIES AUTH
Hospital Facilities RB (Memorial
  Health Systems) Series 1996
  2.23%, 04/03/08 (a)(b)(c)(d)                           38,965           38,965
WINTER HAVEN
Utility System Improvement &
  Refunding RB Series 2005
  2.26%, 04/03/08 (a)(b)(c)(d)                            8,130            8,130
                                                                  --------------
                                                                       1,996,477
GEORGIA 3.9%
--------------------------------------------------------------------------------
ATLANTA
Airport Passenger Facility Charge &
  Subordinate Lien General RB Series
  2004C
  2.21%, 04/03/08 (a)(b)(c)(d)                            5,140            5,140
Subordinate Lien Tax Allocation Bonds
  (Atlantic Station) Series 2006
  2.10%, 04/03/08 (a)(b)                                 20,000           20,000
Water & Wastewater RB Series 2004
  2.20%, 04/02/08 (a)(b)(c)(d)                            9,000            9,000
Water & Wastewater Revenue CP
  Series 2006-1
  2.90%, 09/10/08 (b)                                     4,000            4,000
ATLANTA DEVELOPMENT AUTH
Student Housing Facilities RB
  (Piedmont/Ellis) Series 2005A
  2.26%, 04/03/08 (a)(b)(c)(d)                           24,265           24,265
ATLANTA URBAN RESIDENTIAL FINANCE
  AUTH
M/F Housing RB (Alta Coventry Station
  Apts) Series 2007
  2.30%, 04/03/08 (a)(b)                                 16,000           16,000
M/F Housing RB (Capitol Gateway Apts
  Phase I) Series 2005
  2.31%, 04/03/08 (a)(b)                                  4,125            4,125
M/F Housing RB (Delmonte/Brownlee
  Court) Series 2001A
  2.19%, 04/02/08 (a)(b)                                  4,510            4,510
M/F Housing RB (Lindbergh City Center
  Apts) Series 2004
  2.27%, 04/03/08 (a)(b)                                  5,000            5,000
M/F Housing RB (M St Apts) Series
  2003
  2.27%, 04/03/08 (a)(b)                                  7,000            7,000
M/F Housing RB (Peaks at West Atlanta
  Apts) Series 2001
  2.19%, 04/02/08 (a)(b)                                  4,700            4,700
M/F Sr Housing RB (Big Bethel Village)
  Series 2001
  2.19%, 04/02/08 (a)(b)                                  4,355            4,355
AUGUSTA
Refunding RB Series 2007
  2.29%, 04/03/08 (a)(b)(c)(d)                            4,070            4,070
AUGUSTA HOUSING AUTH
M/F Housing RB (G-Hope) Series
  2001
  2.19%, 04/02/08 (a)(b)                                  3,555            3,555
BARTOW CNTY DEVELOPMENT AUTH
Pollution Control RB (Georgia
  Power Co Bowen Plant) First
  Series 1996
  1.30%, 04/01/08 (a)                                     3,400            3,400
BURKE CNTY DEVELOPMENT AUTH
Pollution Control RB (Georgia Power Co
  Vogtle Plant) Second Series 1995
  1.25%, 04/01/08 (a)                                    10,000           10,000
Pollution Control RB (Georgia Power Co
  Vogtle Plant) Third Series 1994
  1.30%, 04/01/08 (a)                                     7,700            7,700
Pollution Control RB (Oglethorpe Power
  Corp) Series 2006B3
  3.50%, 04/01/08 (b)(c)                                 25,000           25,000
CLARKE CNTY HOSPITAL AUTH
Revenue Certificates (Athens
  Regional Medical Center) Series
  2007
  2.26%, 04/03/08 (a)(b)(c)(d)                           33,635           33,635
CLAYTON CNTY HOUSING AUTH
M/F Housing RB (Hyde Park Club
  Apts) Series 1997
  2.15%, 04/02/08 (a)(b)                                 11,495           11,495

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
COBB CNTY HOUSING AUTH
M/F Housing RB (Walton Green Apts)
  Series 1995
  2.18%, 04/03/08 (a)(b)                                 13,500           13,500
M/F Housing RB (Woodchase Village
  Apts) Series 2003
  3.50%, 04/03/08 (a)(b)                                  4,000            4,000
COLUMBUS DEVELOPMENT AUTH
RB (Foundation Properties) Series
  2002
  2.46%, 04/03/08 (a)(b)                                 10,895           10,895
COLUMBUS HOUSING AUTH
M/F Housing RB (Eagles Trace
  Apts) Series 2002
  2.19%, 04/02/08 (a)(b)                                  6,000            6,000
DALTON DEVELOPMENT AUTH
Revenue Certificates (Hamilton
  Health Care System) Series
  2003B
  2.10%, 04/03/08 (a)(b)                                  5,245            5,245
DEKALB CNTY
Water & Sewerage RB Series
  2006A
  2.26%, 04/03/08 (a)(b)(c)(d)                            9,955            9,955
DEKALB CNTY DEVELOPMENT AUTH
RB (Arbor Montessori School)
  Series 1998
  2.09%, 04/02/08 (a)(b)                                  1,000            1,000
DEKALB CNTY HOUSING AUTH
M/F Housing RB (Brittany Apts) Series
  2001
  3.50%, 04/03/08 (a)(b)                                  7,200            7,200
M/F Housing RB (Mountain Crest Apts)
  Series 2002
  2.19%, 04/02/08 (a)(b)                                  7,525            7,525
M/F Housing RB (Villas of Friendly
  Heights Apts) Series 2001
  2.19%, 04/02/08 (a)(b)                                  3,305            3,305
M/F Housing RB (Wesley Club Apts)
  Series 2002
  2.19%, 04/02/08 (a)(b)                                  5,700            5,700
DEKALB PRIVATE HOSPITAL AUTH
Revenue Anticipation Certificates
  (Children's Healthcare of
  Atlanta) Series 2008
  2.07%, 04/02/08 (a)(c)                                 23,400           23,400
DOWNTOWN SMYRNA DEVELOPMENT
  AUTH
RB Series 2005
  2.27%, 04/03/08 (a)(c)(d)                              11,270           11,270
EFFINGHAM CNTY IDA
RB (TEMCOR) Series 2001
  2.19%, 04/02/08 (a)(b)                                  2,255            2,255
FULTON CNTY
Water & Sewerage RB Series
  2004
  2.26%, 04/03/08 (a)(b)(c)(d)                           13,055           13,055
FULTON CNTY DEVELOPMENT AUTH
RB (Atlanta International School) Series
  1997
  2.09%, 04/02/08 (a)(b)                                  2,000            2,000
RB (Children's Healthcare of Atlanta)
  Series 2005A
  2.29%, 04/03/08 (a)(c)(d)                              46,395           46,395
RB (Children's Healthcare of Atlanta)
  Series 2008
  2.08%, 04/02/08 (a)(c)                                 15,000           15,000
FULTON CNTY HOUSING AUTH
M/F Housing RB (Walton Lakes
  Apts) Series 2008A
  2.09%, 04/02/08 (a)(b)                                  6,400            6,400
GWINNETT CNTY DEVELOPMENT AUTH
COP (Gwinnett Cnty Public Schools)
  Series 2006
  2.24%, 04/03/08 (a)(b)(c)(d)                           60,560           60,560
  2.41%, 04/03/08 (a)(b)(c)(d)                           11,555           11,555
JEFFERSON CNTY DEVELOPMENT AUTH
IDRB (Grove River Mills) Series
  1997
  2.20%, 04/03/08 (a)(b)                                    900              900
LAURENS CNTY DEVELOPMENT AUTH
Solid Waste Disposal RB (Southeast
  Paper Manufacturing Co) Series 1993
  2.19%, 04/03/08 (a)(b)                                 25,000           25,000
Solid Waste Disposal RB (Southeast
  Paper Manufacturing Co) Series 1997
  2.19%, 04/03/08 (a)(b)                                 28,000           28,000
LAWRENCEVILLE HOUSING AUTH
M/F Housing RB (Chatham Club
  Apts) Series 2002
  2.35%, 04/03/08 (a)(b)                                  7,600            7,600
LOWNDES CNTY DEVELOPMENT AUTH
M/F Housing RB (FMPH Valdosta)
  Series 1999
  2.19%, 04/02/08 (a)(b)                                  4,390            4,390
MACON-BIBB CNTY HOSPITAL AUTH
Revenue Anticipation Certificates
  (Medical Center of Central
  Georgia) Series 1998
  2.09%, 04/02/08 (a)(b)                                  4,000            4,000
MARIETTA HOUSING AUTH
M/F Housing RB (Walton Village
  Apts) Series 2005
  2.20%, 04/03/08 (a)(b)                                 14,300           14,300
MEDICAL CENTER HOSPITAL AUTH
Revenue Notes (Doctors Hospital)
  Series 2008
  2.29%, 04/03/08 (a)(b)(c)(d)                           16,000           16,000
METRO ATLANTA RAPID TRANSIT AUTH
Sales Tax Refunding RB (Third
  Indenture) Series 2007B
  2.24%, 04/03/08 (a)(b)(c)(d)                           24,805           24,805
MILLER CNTY DEVELOPMENT AUTH
IDRB (Birdsong Corp) Series
  2000
  2.19%, 04/02/08 (a)(b)                                  2,200            2,200

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
POOLER DEVELOPMENT AUTH
M/F Housing RB (Alta Towne
  Lake Apts) Series 2005
  2.20%, 04/03/08 (a)(b)                                 19,500           19,500
PRIVATE COLLEGES & UNIVERSITIES AUTH
CP Notes (Emory Univ)
  2.20%, 04/10/08                                        22,000           22,000
SAVANNAH ECONOMIC DEVELOPMENT
  AUTH
Exempt Facility RB (Georgia Kaolin
  Terminal) Series 1997
  2.20%, 04/03/08 (a)(b)                                  6,000            6,000
Exempt Facility RB (Home Depot)
  Series 1995B
  2.18%, 04/02/08 (a)(b)                                 10,000           10,000
SAVANNAH HOUSING AUTH
M/F Housing RB (Live Oak
  Plantation Apts) Series 2001A1
  2.19%, 04/02/08 (a)(b)                                  2,500            2,500
SUMMERVILLE DEVELOPMENT AUTH
Exempt Facility RB (Image
  Industries) Series 1997
  2.28%, 04/03/08 (a)(b)                                 11,000           11,000
WALTON CNTY DEVELOPMENT AUTH
RB (Tucker Door & Trim Corp)
  Series 2000
  2.29%, 04/02/08 (a)(b)                                  2,300            2,300
WEBSTER CNTY IDA
IDRB (Tolleson Lumber Co)
  Series 1999
  2.20%, 04/03/08 (a)(b)                                  4,000            4,000
WINDER-BARROW INDUSTRIAL BUILDING
  AUTH
IDRB (Progress Container Corp)
  Series 2000
  2.19%, 04/02/08 (a)(b)                                  1,765            1,765
WORTH CNTY
Refunding IDRB (Seabrook
  Peanut Co) Series 1996B
  2.19%, 04/02/08 (a)(b)                                  1,300            1,300
                                                                  --------------
                                                                         680,725
HAWAII 0.2%
--------------------------------------------------------------------------------
HAWAII
GO Bonds Series 2002CZ
  2.23%, 04/03/08 (a)(b)(c)(d)                            5,900            5,900
HONOLULU BOARD OF WATER SUPPLY
Water System RB Series 2006A
  2.26%, 04/03/08 (a)(b)(c)(d)                            7,000            7,000
HONOLULU CITY & CNTY
GO Bonds Series 2003A
  2.29%, 04/03/08 (a)(b)(c)(d)                           14,995           14,995
Wastewater RB Sr Series 2005A
  2.26%, 04/03/08 (a)(b)(c)(d)                            5,845            5,845
Wastewater System RB (First Bond
  Resolution) Sr Series 2007A
  2.41%, 04/03/08 (a)(b)(c)(d)                            9,365            9,365
                                                                  --------------
                                                                          43,105
IDAHO 0.2%
--------------------------------------------------------------------------------
IDAHO
TAN Series 2007
  3.73%, 06/30/08                                        35,000           35,064
IDAHO STATE UNIV FOUNDATION
RB(L.E. & Thelma E. Stephens
  Performing Arts Center) Series
  2001
  2.21%, 04/03/08 (a)(b)                                  1,965            1,965
                                                                  --------------
                                                                          37,029
ILLINOIS 7.3%
--------------------------------------------------------------------------------
AURORA
Collateralized S/F Mortgage RB
  Series 2007D1
  2.31%, 04/03/08 (a)(b)(c)(d)                           10,745           10,745
CAROL STREAM
M/F Housing Refunding RB (St
  Charles Square) Series 1997
  2.28%, 04/02/08 (a)(b)                                  4,415            4,415
CHICAGO
General Airport Third Lien RB (Chicago
  O'Hare International Airport) Series
  2005A
  2.27%, 04/03/08 (a)(b)(c)(d)                            2,285            2,285
  2.27%, 04/03/08 (a)(b)(c)(d)                           20,465           20,465
  2.59%, 04/03/08 (a)(b)(c)(d)                           24,895           24,895
General Airport Third Lien RB (Chicago
  O'Hare International Airport) Series
  2008A
  2.25%, 04/02/08 (a)(b)(c)(d)                            3,320            3,320
General Airport Third Lien Refunding
  RB (Chicago O'Hare International
  Airport) Series 2003A2
  2.37%, 04/03/08 (a)(b)(c)(d)                           15,695           15,695
General Airport Third Lien Refunding
  RB (Chicago O'Hare International
  Airport) Series 2003B2
  3.50%, 04/03/08 (a)(b)(c)(d)                           10,800           10,800
General Airport Third Lien Refunding
  RB (Chicago O'Hare International
  Airport) Series 2005B
  2.24%, 04/03/08 (a)(b)(c)(d)                           11,330           11,330
GO Project & Refunding Bonds Series
  2007A
  2.26%, 04/03/08 (a)(b)(c)(d)                           33,000           33,000
GO Bonds Series 2007G
  2.71%, 04/03/08 (a)(b)(c)(d)                           13,795           13,795
GO Project & Refunding Bonds Series
  2006A
  2.29%, 04/03/08 (a)(b)(c)(d)                           30,495           30,495
GO Tender Notes Series 2008
  1.05%, 02/05/09 (b)                                    40,425           40,425
Limited Tax Bonds (Lakefront
  Millennium Parking Facilities) Series
  1998
  2.23%, 04/03/08 (a)(b)(c)(d)                           22,720           22,720
S/F Mortgage RB Series 20072A
  2.34%, 04/03/08 (a)(b)(c)(d)                           17,980           17,980

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
Sales Tax Refunding RB Series 2005
  2.24%, 04/03/08 (a)(b)(c)(d)                            9,640            9,640
Second Lien Passenger Facility Charge
  RB Series 2001A
  3.80%, 04/02/08 (a)(b)(c)(d)                           11,070           11,070
  2.26%, 04/03/08 (a)(b)(c)(d)                            6,315            6,315
Second Lien Wastewater Transmission
  RB Series 2004A
  2.85%, 04/03/08 (a)(b)(c)                              77,000           77,000
Second Lien Wastewater Transmission
  Refunding RB Series 2001
  2.24%, 04/03/08 (a)(b)(c)(d)                           21,545           21,545
Second Lien Wastewater Transmission
  Refunding RB Series 2006A&B
  2.24%, 04/03/08 (a)(b)(c)(d)                           11,405           11,405
Special Facilities RB (O'Hare Tech
  Center II) Series 2002
  2.20%, 04/03/08 (a)(b)                                 15,500           15,500
Sr Lien Water RB Series 2000
  2.24%, 04/03/08 (a)(c)(d)                              11,970           11,970
COMMUNITY UNIT SD NO.304
GO School Bonds Series 2007A
  2.21%, 04/03/08 (a)(b)(c)(d)                            4,940            4,940
DUPAGE CNTY
RB (Morton Arboretum) Series
  2003
  2.10%, 04/03/08 (a)(b)                                 24,050           24,050
EAST DUNDEE, KANE & COOK COUNTIES
IDRB (Otto Engineering) Series
  1998
  2.20%, 04/03/08 (a)(b)                                  1,330            1,330
HAMPSHIRE
IDRB (Poli-Film America) Series
  1998A
  2.22%, 04/03/08 (a)(b)                                  2,000            2,000
ILLINOIS
Civic Center Bonds Series 1991
  3.01%, 04/03/08 (a)(b)(c)(d)                            2,940            2,940
GO Bonds Illinois First Series 2000
  2.26%, 04/03/08 (a)(b)(c)(d)                           19,575           19,575
  2.28%, 04/03/08 (a)(b)(c)(d)                            8,995            8,995
GO Bonds Illinois First Series 2001
  2.27%, 04/03/08 (a)(b)(c)(d)                           10,040           10,040
GO Bonds Illinois First Series 2002
  2.26%, 04/03/08 (a)(b)(c)(d)                           12,375           12,375
  2.28%, 04/03/08 (a)(b)(c)(d)                           13,425           13,425
GO Bonds Series 2000
  2.29%, 04/03/08 (a)(b)(c)(d)                            3,370            3,370
GO Bonds Series 2003
  2.24%, 04/03/08 (a)(b)(c)(d)                           22,500           22,500
GO Bonds Series 2004A
  1.30%, 04/01/08 (a)(b)(c)(d)                           30,300           30,300
GO Bonds Series 2006
  2.24%, 04/03/08 (a)(c)(d)                               1,745            1,745
  2.24%, 04/03/08 (a)(c)(d)                                 845              845
ILLINOIS DEVELOPMENT FINANCE AUTH
Economic Development RB (Korex
  Corp) Series 1990
  2.20%, 04/03/08 (a)(b)                                  4,000            4,000
Gas Supply Refunding RB (People's
  Gas) Series 2003E
  4.50%, 04/03/08 (a)(b)(c)(d)                           14,995           14,995
IDRB (Arc-Tronics) Series 1999
  2.35%, 04/02/08 (a)(b)                                  1,380            1,380
IDRB (Camcraft Inc) Series 1993
  2.38%, 04/02/08 (a)(b)                                  1,400            1,400
IDRB (Radiological Society of North
  America) Series 1997
  3.60%, 04/03/08 (a)(b)                                  2,630            2,630
Qualified Residential Rental Bonds
  (River Oaks) Series 1989
  2.45%, 04/02/08 (a)(b)                                 32,000           32,000
RB (Aurora Central Catholic High
  School) Series 1994
  2.43%, 04/02/08 (a)(b)                                  1,000            1,000
RB (Catholic Charities Housing
  Development Corp) Series 1993A
  2.33%, 04/02/08 (a)(b)                                  9,160            9,160
RB (Catholic Charities Housing
  Development Corp) Series 1993B
  2.33%, 04/02/08 (a)(b)                                    910              910
RB (Francis W. Parker School) Series
  1999
  1.90%, 04/02/08 (a)(b)                                  2,355            2,355
RB (Lake Forest Academy) Series 1994
  2.18%, 04/02/08 (a)(b)                                  4,000            4,000
RB (Perspectives Charter School)
  Series 2003
  2.21%, 04/03/08 (a)(b)                                  5,400            5,400
RB (Richard H. Driehaus Museum)
  Series 2005
  2.18%, 04/02/08 (a)(b)                                  3,800            3,800
RB (St Ignatius College Prep) Series
  2002
  2.21%, 04/02/08 (a)(b)                                  2,800            2,800
Water Facilities Refunding RB (Illinois-
  American Water Co) Series 2002
  2.40%, 04/03/08 (a)(b)(c)                              24,800           24,800
ILLINOIS EDUCATION FACILITY AUTH
RB (Northwestern Univ) Series
  2003
  2.24%, 04/03/08 (a)(c)(d)                              14,020           14,020
ILLINOIS FINANCE AUTH
CP Revenue Notes (DePaul Univ
  Financing Program)
  1.50%, 04/03/08 (b)                                     9,000            9,000
RB (Advocate Health Care Network)
  Series 2008A1
  1.90%, 01/15/09 (f)                                    10,000           10,000
RB (Central DuPage Health) Series
  2004A
  1.25%, 04/01/08 (a)(c)                                 20,000           20,000
RB (Resurrection Health Care) Series
  2005C
  2.07%, 04/03/08 (a)(b)                                 20,370           20,370
RB (Riverside Health System) Series
  2004
  3.05%, 04/02/08 (a)(b)                                  5,620            5,620

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
RB Series 2007A1
  2.05%, 04/03/08 (a)(c)                                 11,000           11,000
RB Series 2007A3
  2.05%, 04/03/08 (a)(c)                                 11,500           11,500
ILLINOIS HOUSING DEVELOPMENT AUTH
Homeowner Mortgage RB Series
  2007H2
  3.48%, 10/01/08                                        11,685           11,685
M/F Mortgage Refunding RB (Hyde
  Park Tower Apts) Series 2000A
  2.35%, 04/02/08 (a)(b)                                  4,500            4,500
ILLINOIS SPORTS FACILITIES AUTH
Bonds Series 2001
  3.21%, 04/03/08 (a)(b)(c)(d)                            9,030            9,030
ILLINOIS TOLL HIGHWAY AUTH
Toll Highway Sr Priority RB Series
  2006A1
  2.25%, 04/02/08 (a)(b)(c)(d)                           13,000           13,000
Toll Highway Sr Priority RB Series
  2006A2
  2.23%, 04/03/08 (a)(b)(c)(d)                           10,390           10,390
Toll Highway Sr Priority RB Series
  2007A1
  2.15%, 04/03/08 (a)(c)                                 26,000           26,000
Toll Highway Sr Priority RB Series
  2007A2
  2.05%, 04/03/08 (a)(c)                                 54,000           54,000
Toll Highway Sr Refunding RB Series
  2008A1
  2.06%, 04/03/08 (a)(b)(c)                               8,000            8,000
Toll Highway Sr Refunding RB Series
  2008A2
  2.10%, 04/03/08 (a)(b)(c)                               8,000            8,000
LOMBARD
Refunding IDRB (B&H
  Partnership) Series 1995
  2.61%, 04/03/08 (a)(b)                                  1,850            1,850
METROPOLITAN PIER & EXPOSITION AUTH
Project Bonds (McCormick Place
  Expansion) Series 2002A
  2.29%, 04/03/08 (a)(b)(c)(d)                            2,870            2,870
  2.29%, 04/03/08 (a)(b)(c)(d)                            5,000            5,000
  2.29%, 04/03/08 (a)(b)(c)(d)                            6,590            6,590
Refunding Bonds (McCormick Place
  Expansion) Series 1999AC
  2.28%, 04/03/08 (a)(b)(c)(d)                            9,790            9,790
Refunding Bonds (McCormick Place
  Expansion) Series 2002B
  3.25%, 04/02/08 (a)(b)(c)(d)                           18,490           18,490
METROPOLITAN WATER RECLAMATION
  DISTRICT OF GREATER CHICAGO
Unlimited Tax GO Refunding Bonds
  Series 2006
  2.26%, 04/03/08 (a)(b)(c)(d)                           30,870           30,870
Unlimited Tax GO Refunding Bonds
  Series 2007B & Limited Tax Series
  2007C
  2.20%, 04/03/08 (a)(c)(d)                              44,285           44,285
MONTGOMERY SPECIAL SERVICE AREA
  NO.10
Special Tax Bonds (Blackberry
  Crossing West) Series 2004
  2.20%, 04/02/08 (a)(b)                                  5,000            5,000
PALATINE
Special Facility RB (Little City for
  Community Development)
  Series 1998
  2.18%, 04/02/08 (a)(b)                                  5,000            5,000
REGIONAL TRANSPORTATION AUTH
GO Bonds Series 2001A
  2.24%, 04/03/08 (a)(b)(c)(d)                           36,625           36,625
GO Bonds Series 2003A
  2.71%, 04/03/08 (a)(b)(c)(d)                           52,393           52,393
GO Bonds Series 2005A
  2.25%, 04/03/08 (a)(b)(c)(d)                           29,005           29,005
GO Refunding Bonds Series 1999
  2.28%, 04/03/08 (a)(b)(c)(d)                           12,055           12,055
  2.28%, 04/03/08 (a)(b)(c)(d)                            9,730            9,730
ROCKFORD
IDRB (Rockford Industrial Welding
  Supply) Series 1996
  3.60%, 04/03/08 (a)(b)                                  2,000            2,000
SCHAUMBURG
GO Bonds Series 2004B
  2.27%, 04/03/08 (a)(b)(c)(d)                           18,675           18,675
SOUTHWESTERN ILLINOIS DEVELOPMENT
  AUTH
Refunding IDRB (Holten Meat)
  Series 2004
  2.45%, 04/03/08 (a)(b)                                  6,860            6,860
UNIV OF ILLINOIS
Auxiliary Facilities RB Series
  1999A
  2.30%, 04/02/08 (a)(b)(c)(d)                            3,500            3,500
VILLAGE OF WESTERN SPRINGS
Special Assessment Bonds
  (Timber Trails) Series 2006
  2.19%, 04/02/08 (a)(b)                                 14,874           14,874
WILL CNTY COMMUNITY HIGH SD NO.
  210
GO Bonds Series 2006
  2.29%, 04/03/08 (a)(b)(c)(d)                            5,030            5,030
WILL-KANKAKEE REGIONAL DEVELOPMENT
  AUTH
IDRB (Toltec Steel Services)
  Series 2002
  2.20%, 04/03/08 (a)(b)                                  5,850            5,850
WOODRIDGE
M/F Housing Refunding RB
  (Hinsdale Lake Terrace Apts)
  Series 1990
  2.26%, 04/04/08 (a)(b)(c)                              20,760           20,760
YORKVILLE
IDRB (FE Wheaton & Co) Series
  1996
  3.50%, 04/03/08 (a)(b)                                    950              950
                                                                  --------------
                                                                       1,290,037

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
INDIANA 1.1%
--------------------------------------------------------------------------------
BOONE CNTY HOSPITAL ASSOCIATION
Lease Refunding RB Series 2005
  2.27%, 04/03/08 (a)(b)(c)(d)                            2,950            2,950
DYER REDEVELOPMENT AUTH
Economic Development Lease
  Rental Refunding Bonds of
  2005
  2.27%, 04/03/08 (a)(b)(c)(d)                            1,500            1,500
ELKHART CNTY
Economic Development RB (West
  Plains Apts) Series 1998A
  2.43%, 04/02/08 (a)(b)                                  1,695            1,695
HAMILTON CNTY PUBLIC BUILDING CORP
First Mortgage Bonds Series 2008
  2.16%, 04/03/08 (a)(c)(d)                              14,605           14,605
INDIANA BOND BANK
Special Program Refunding Bonds
  (Hendricks Regional Health)
  Series 2007A
  3.75%, 04/03/08 (a)(b)(c)(d)                            9,850            9,850
INDIANA DEVELOPMENT FINANCE AUTH
IDRB (Big Sky Park) Series 1999
  2.20%, 04/03/08 (a)(b)                                  3,600            3,600
INDIANA FINANCE AUTH
Environmental RB (PSI Energy Inc)
  Series 2005B
  2.15%, 04/02/08 (a)(b)                                 10,500           10,500
Highway Refunding RB Series 2007A
  2.27%, 04/03/08 (a)(b)(c)(d)                           14,445           14,445
  3.75%, 04/03/08 (a)(b)(c)(d)                            8,580            8,580
State Revolving Fund Program
  Series 2006B
  2.24%, 04/03/08 (a)(c)(d)                               5,630            5,630
INDIANA HEALTH FACILITY FINANCING
  AUTH
Insured RB Series 1985A
  6.25%, 04/02/08 (a)(b)(c)                               2,280            2,280
INDIANA HFA
S/F Mortgage RB Series 2004B2
  & 2005C2
  2.56%, 04/03/08 (a)(c)(d)                               4,660            4,660
INDIANA HOUSING & COMMUNITY DEV
  AGENCY
S/F Mortgage RB Series 2006D1
  2.32%, 04/03/08 (a)(c)(d)                              14,000           14,000
INDIANA MUNICIPAL POWER AGENCY
Power Supply System RB Series
  2006A
  4.00%, 04/03/08 (a)(b)(c)(d)                            7,000            7,000
INDIANAPOLIS
M/F Housing RB (Nora Pines Apts)
  Series 2001
  2.15%, 04/03/08 (a)(b)                                  9,275            9,275
Thermal Energy System RB Series 2001A
  2.60%, 04/03/08 (a)(b)(c)(d)                            9,900            9,900
INDIANAPOLIS AIRPORT AUTH
Subordinate TECP Notes
  2.30%, 07/01/08 (b)                                    17,000           17,000
INDIANAPOLIS LOCAL PUBLIC
  IMPROVEMENT BOND BANK
Bonds (Waterworks) Series 2006A
  3.01%, 04/03/08 (a)(b)(c)(d)                            4,245            4,245
RB (Indianapolis Airport Auth) Series 2004I
  2.26%, 04/03/08 (a)(b)(c)(d)                           11,295           11,295
IPS MULTI-SCHOOL BUILDING CORP
First Mortgage Refunding Bonds
  Series 2007
  2.34%, 04/03/08 (a)(b)(c)(d)                           13,235           13,235
ST JOSEPH CNTY
Economic Development RB (Corby
  Apts) Series 1997B
  2.31%, 04/02/08 (a)(b)                                  3,325            3,325
Economic Development RB (Pin Oaks
  Apts) Series 1997A
  2.31%, 04/02/08 (a)(b)                                  1,000            1,000
Economic Development RB (Western
  Manor Apts) Series 1997C
  2.31%, 04/02/08 (a)(b)                                  2,130            2,130
RB (Univ of Notre Dame du Lac) Series
  2007
  1.50%, 04/03/08 (a)(c)                                 16,000           16,000
VIGO CNTY
Economic Development RB
  (Sisters of Providence) Series
  2001
  2.45%, 04/03/08 (a)(b)                                  3,500            3,500
WAYNE TOWNSHIP SCHOOL BUILDING
CORP
First Mortgage Refunding Bonds
  Series 2006
  2.26%, 04/03/08 (a)(b)(c)(d)                            5,125            5,125
                                                                  --------------
                                                                         197,325
IOWA 0.3%
--------------------------------------------------------------------------------
DES MOINES METROPOLITAN WASTEWATER
  RECLAMATION AUTH
Sewer RB Series 2004B
  2.27%, 04/03/08 (a)(b)(c)(d)                            6,465            6,465
IOWA FINANCE AUTH
M/F Housing RB (Country Club
  Village) Series 2006
  2.40%, 04/03/08 (a)(b)                                 11,370           11,370
IOWA HIGHER EDUCATION LOAN AUTH
Private College Facility RB
  (Graceland Univ) Series 2003
  2.15%, 04/03/08 (a)(b)                                  2,000            2,000
IOWA SCHOOL CORPORATIONS
Cash Anticipation Program Warrant
  Certificates Series 2007-2008A
  3.73%, 06/27/08 (b)                                    20,000           20,036

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
Cash Anticipation Program Warrant
  Certificates Series 2007-2008B
  2.65%, 01/23/09 (b)                                    10,500           10,591
                                                                  --------------
                                                                          50,462
KANSAS 0.1%
--------------------------------------------------------------------------------
KANSAS DEVELOPMENT FINANCE AUTH
M/F Housing RB (Saddlewood
  Apts) Series 2004M
  2.32%, 04/03/08 (a)(b)                                  7,600            7,600
SEDGWICK CNTY & SHAWNEE CNTY
S/F Mortgage RB Series 2007A2
  2.30%, 04/02/08 (a)(c)(d)                              10,415           10,415
                                                                  --------------
                                                                          18,015
KENTUCKY 1.6%
--------------------------------------------------------------------------------
BOYLE CNTY
Hospital RB (Ephraim McDowell
  Health) Series 2006
  2.14%, 04/03/08 (a)(b)                                  8,500            8,500
ELIZABETHTOWN
IDRB (ALTEC) Series 1997
  2.32%, 04/02/08 (a)(b)                                  3,000            3,000
JEFFERSON CNTY
M/F Housing Refunding RB
  (Camden Brookside Apts)
  Series 2002
  2.15%, 04/03/08 (a)(b)                                  8,900            8,900
KENTUCKY ASSET/LIABILITY COMMISSION
General Fund Project Notes Second Series
  2005A1 & A2
  1.10%, 06/05/08 (c)                                     4,000            4,000
  2.40%, 06/05/08 (c)                                    35,000           35,000
  3.10%, 06/05/08 (c)                                    40,000           40,000
General Fund Project Notes Series
  2007B
  3.86%, 04/03/08 (a)(b)(c)(d)                           14,955           14,955
General Fund TRAN Series 2007A
  3.70%, 06/26/08                                        25,000           25,045
  3.71%, 06/26/08                                        75,000           75,134
KENTUCKY HIGHER EDUCATION STUDENT
  LOAN CORP
Insured RB Series 1996A
  3.25%, 04/02/08 (a)(b)(c)                              23,850           23,850
KENTUCKY HOUSING CORP
  RB Series 2002A
  2.30%, 04/02/08 (a)(c)(d)                               2,350            2,350
KENTUCKY STATE PROPERTY & BUILDINGS
  COMMISSION
Refunding RB Project No.84
  2.24%, 04/03/08 (a)(b)(c)(d)                           24,780           24,780
LOUISVILLE & JEFFERSON CNTY METRO
  SEWER DISTRICT
Sewage & Drainage System RB
  Series 1999A
  2.33%, 04/03/08 (a)(b)(c)(d)                            5,600            5,600
RICHMOND
IDRB (Mikron) Series 1995
  2.20%, 04/02/08 (a)(b)                                  1,250            1,250

SANITATION DISTRICT NO.1, (CAMPBELL,
  KENTON & BOONE COUNTIES)
RB Series 2007
  2.30%, 04/02/08 (a)(b)(c)(d)                           10,480           10,480
                                                                  --------------
                                                                         282,844
LOUISIANA 1.5%
--------------------------------------------------------------------------------
EAST BATON ROUGE
Pollution Control Refunding RB
  1.03%, 04/01/08 (a)                                     1,100            1,100
JEFFERSON SALES TAX DISTRICT
Special Sales Tax RB Series 2005
  2.27%, 04/03/08 (a)(b)(c)(d)                            1,285            1,285
Special Sales Tax RB Series 2007B
  2.27%, 04/03/08 (a)(b)(c)(d)                            1,265            1,265
LAKE CHARLES HARBOR & TERMINAL
  DISTRICT
RB (Lake Charles Cogeneration)
  Series 2008
  2.25%, 03/15/38 (f)                                    50,000           50,000
LOUISIANA
Gasoline & Fuels Tax RB Series 2005A
  2.24%, 04/03/08 (a)(b)(c)(d)                            3,420            3,420
  3.50%, 04/03/08 (a)(b)(c)(d)                            7,480            7,480
  4.04%, 04/03/08 (a)(b)(c)(d)                           11,975           11,975
Gasoline & Fuels Tax RB Series 2006A
  2.25%, 04/03/08 (a)(b)(c)(d)                           20,845           20,845
GO Refunding Bonds Series 2005A
  2.24%, 04/03/08 (a)(b)(c)(d)                            6,275            6,275
LOUISIANA LOCAL GOVERNMENT
  ENVIRONMENTAL FACILITIES &
  COMMUNITY DEVELOPMENT AUTH
RB (Univ of Louisiana-Monroe)
  Series 2004C
  2.21%, 04/03/08 (a)(b)                                 10,000           10,000
LOUISIANA STATE UNIV AGRICULTURAL &
  MECHANICAL COLLEGE
Auxiliary RB Series 2006
  2.27%, 04/03/08 (a)(b)(c)(d)                           27,640           27,640
NEW ORLEANS IDB
M/F Housing RB (3700 Orleans)
  Series 2000
  2.28%, 04/03/08 (a)(b)                                 29,000           29,000
ST JAMES PARISH
Pollution Control Refunding RB
  (Texaco) Series 1988A
  0.98%, 06/10/08                                        59,030           59,030
Pollution Control Refunding RB
  (Texaco) Series 1988B
  0.98%, 06/10/08                                        39,030           39,030
                                                                  --------------
                                                                         268,345
MAINE 0.2%
--------------------------------------------------------------------------------
MAINE FINANCE AUTH
RB (Jackson Laboratory) Series 2002
  2.32%, 04/03/08 (a)(b)                                  5,320            5,320
Solid Waste Disposal RB (Casella
  Waste Systems Inc) Series 2005
  2.20%, 04/03/08 (a)(b)                                 12,500           12,500

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
MAINE HEALTH & EDUCATIONAL FACILITIES
  AUTH
RB Series 2006F
  2.20%, 04/03/08 (a)(b)(c)(d)                           15,105           15,105
MAINE HOUSING AUTH
General Housing Draw Down Bonds
  Series 2005A
  2.34%, 04/03/08 (a)(c)(d)                               2,360            2,360
General Housing Draw Down Bonds
  Series 2005B
  2.26%, 04/03/08 (a)(c)(d)                                 100              100
  2.26%, 04/03/08 (a)(c)(d)                                 350              350
Mortgage Purchase Bonds Series
  2002F2
  2.32%, 04/03/08 (a)(c)(d)                               2,815            2,815
Mortgage Purchase Bonds Series
  2008B
  2.25%, 04/03/08 (a)(c)                                  4,000            4,000
                                                                  --------------
                                                                          42,550
MARYLAND 0.7%
--------------------------------------------------------------------------------
MARYLAND COMMUNITY DEVELOPMENT
  ADMINISTRATION
RB Series 2007D
  2.35%, 04/02/08 (a)(c)(d)                              14,865           14,865
S/F Program Bonds Third Series 1999
  2.27%, 04/03/08 (a)(c)(d)                              28,705           28,705
MARYLAND ECONOMIC DEVELOPMENT
  CORP
IDRB (Dixon Valve & Coupling
  Co) Series 1998
  2.20%, 04/02/08 (a)(b)                                     10               10
MARYLAND ENERGY FINANCING
  ADMINISTRATION
Limited Obligation Local District
  Cooling Facilities RB (Comfort
  Link) Series 2001
  2.19%, 04/02/08 (a)(b)                                 10,000           10,000
MARYLAND HEALTH & HIGHER
  EDUCATIONAL FACILITIES AUTH
FHA Insured Mortgage RB (Western
  Maryland Health System) Series
  2006A
  2.27%, 04/03/08 (a)(b)(c)(d)                           14,760           14,760
Project & Refunding RB (Mercy Center)
  Series 1996
  2.23%, 04/03/08 (a)(b)(c)(d)                           18,185           18,185
RB (Kennedy Krieger) Series 2006
  2.09%, 04/03/08 (a)(b)                                  6,000            6,000
RB (Sheppard Pratt) Series 2003B
  2.09%, 04/03/08 (a)(b)                                  7,000            7,000
MARYLAND STATE ECONOMIC
  DEVELOPMENT CORP
RB (Constellation Energy Inc)
  Series 2007
  2.20%, 04/03/08 (a)(b)                                 13,000           13,000
MONTGOMERY CNTY
Consolidated Public Improvement
  BAN Series 2006B
  1.25%, 04/01/08 (a)(c)                                  2,000            2,000
MONTGOMERY CNTY HOUSING
  OPPORTUNITIES COMMISSION
Housing RB (Oakfield Apts)
  Series 2005I
  1.90%, 04/02/08 (a)(b)                                  6,550            6,550
                                                                  --------------
                                                                         121,075
MASSACHUSETTS 2.4%
--------------------------------------------------------------------------------
MASSACHUSETTS
GO Bonds Consolidated Loan
  Series 1998C
  2.22%, 04/03/08 (a)(b)(c)(d)                            3,485            3,485
GO Bonds Consolidated Loan
  Series 2000C
  2.28%, 04/03/08 (a)(c)(d)                               1,200            1,200
GO Bonds Consolidated Loan
  Series 2001D
  2.22%, 04/03/08 (a)(b)(c)(d)                            2,785            2,785
GO Bonds Consolidated Loan
  Series 2004A
  2.31%, 04/03/08 (a)(b)(c)(d)                            3,950            3,950
GO Bonds Consolidated Loan
  Series 2006A
  1.47%, 04/01/08 (a)(c)                                    600              600
GO Bonds Consolidated Loan
  Series 2006B
  1.47%, 04/01/08 (a)(c)                                  1,775            1,775
GO Bonds Consolidated Loan
  Series 2006E
  2.38%, 04/03/08 (a)(b)(c)(d)                            2,500            2,500
GO Refunding Bonds Series 1998A
  2.05%, 04/03/08 (a)(c)                                 15,000           15,000
GO Refunding Bonds Series 2001B
  2.13%, 04/03/08 (a)(c)                                  7,000            7,000
GO Refunding Bonds Series 2003D
  2.27%, 04/03/08 (a)(c)(d)                              10,950           10,950
GO Refunding Bonds Series 2004A
  2.75%, 04/02/08 (a)(b)(c)(d)                            5,730            5,730
GO Refunding Bonds Series 2006C
  2.21%, 04/03/08 (a)(b)(c)(d)                            8,485            8,485
TECP Series E
  2.03%, 06/13/08 (c)                                    20,000           20,000
TECP Series G
  2.03%, 06/13/08 (c)                                    17,500           17,500
MASSACHUSETTS BAY TRANSPORTATION
  AUTH
Assessment Bonds Series 2006A
  2.22%, 04/03/08 (a)(c)(d)                              14,980           14,980
Sr Sales Tax Bonds Series 2004C
  2.23%, 04/03/08 (a)(c)(d)                               5,480            5,480
Sr Sales Tax Bonds Series 2006A
  2.29%, 04/03/08 (a)(c)(d)                               4,200            4,200
Sr Sales Tax Bonds Series 2006B
  2.25%, 04/02/08 (a)(c)(d)                              13,770           13,770

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
MASSACHUSETTS DEVELOPMENT FINANCE
  AGENCY
M/F Housing RB (Archstone Reading
  Apts) Series 2004A
  2.18%, 04/02/08 (a)(b)                                 12,560           12,560
M/F Housing RB (Midway Studios)
  Series 2003A
  2.31%, 04/03/08 (a)(b)                                 10,000           10,000
M/F Housing Refunding RB (Kensington
  at Chelmsford) Series 2002
  2.32%, 04/03/08 (a)(b)                                 15,950           15,950
RB (College of Holy Cross) Series 2002
  2.70%, 04/03/08 (a)(b)(c)(d)                            1,600            1,600
RB (FIBA Technologies) Series 2003
  2.33%, 04/02/08 (a)(b)                                  1,590            1,590
RB (Harvard Univ) Series 2006B1
  0.95%, 04/01/08 (a)                                     1,000            1,000
RB (YMCA of Greater Boston) Series
  2004A
  2.21%, 04/03/08 (a)(b)                                    500              500
MASSACHUSETTS HEALTH & EDUCATIONAL
  FACILITIES AUTH
RB (Amherst College) Series H
  2.63%, 10/09/08                                         5,000            5,000
RB (Boston College) Series M1 & M2
  2.24%, 04/03/08 (a)(c)(d)                               7,200            7,200
RB (Massachusetts Institute of
  Technology) Series K
  2.24%, 04/03/08 (a)(c)(d)                               6,710            6,710
RB (South Shore Hospital) Series
  2008G
  2.21%, 04/03/08 (a)(b)(c)                              24,585           24,585
RB (Tufts Univ) Series 2008N2
  1.95%, 04/03/08 (a)(c)                                 12,000           12,000
Revenue Notes (Harvard Univ) Series
  EE
  1.55%, 06/04/08                                         8,000            8,000
  1.85%, 06/04/08                                         1,000            1,000
MASSACHUSETTS HFA
Housing Bonds Series 2003S
  2.48%, 04/02/08 (a)(c)(d)                               7,285            7,285
Housing Bonds Series 2006B
  2.26%, 04/03/08 (a)(c)(d)                               4,950            4,950
RB Series 2005H
  2.48%, 04/02/08 (a)(c)(d)                               5,930            5,930
Rental Housing Bonds Series 2005A
  2.26%, 04/03/08 (a)(b)(c)(d)                           19,980           19,980
Rental Housing Mortgage RB Series
  2002F
  2.51%, 04/03/08 (a)(b)(c)(d)                           12,635           12,635
S/F Housing RB Series 122
  2.39%, 04/03/08 (a)(c)(d)                              10,110           10,110
S/F Housing RB Series 126
  2.29%, 04/03/08 (a)(c)(d)                               3,395            3,395
  2.39%, 04/03/08 (a)(c)(d)                               6,770            6,770
S/F Housing RB Series 130
  2.33%, 04/03/08 (a)(c)(d)                               1,003            1,003
MASSACHUSETTS PORT AUTH
  RB Series 2005A
  2.21%, 04/03/08 (a)(b)(c)(d)                            1,000            1,000
MASSACHUSETTS SCHOOL BUILDING AUTH
  CP Series A
  1.92%, 06/06/08 (b)                                    20,000           20,000
  2.22%, 06/06/08 (b)                                    18,000           18,000
Dedicated Sales Tax Bonds Series
  2005A
  2.25%, 04/03/08 (a)(b)(c)(d)                           10,000           10,000
  2.29%, 04/03/08 (a)(b)(c)(d)                            3,100            3,100
Dedicated Sales Tax Bonds Series
  2007A
  2.25%, 04/03/08 (a)(b)(c)(d)                            5,400            5,400
  2.71%, 04/03/08 (a)(b)(c)(d)                           10,850           10,850
  2.71%, 04/03/08 (a)(b)(c)(d)                            9,980            9,980
MASSACHUSETTS WATER POLLUTION
  ABATEMENT TRUST
Pool Program Bonds Series 10
  2.29%, 04/03/08 (a)(c)(d)                               3,805            3,805
Pool Program Bonds Series 12
  2.21%, 04/03/08 (a)(c)(d)                                 500              500
Pool Program Bonds Series 13
  2.29%, 04/03/08 (a)(c)(d)                              14,285           14,285
                                                                  --------------
                                                                         416,063
MICHIGAN 3.1%
--------------------------------------------------------------------------------
CHARTER CNTY OF WAYNE
Airport Jr Lien RB Series 2001
  2.05%, 04/03/08 (a)(b)(c)                                 600              600
Airport Refunding RB (Detroit
  Metropolitan Wayne Cnty Airport)
  Series 1996B
  5.75%, 04/02/08 (a)(b)(c)                              39,240           39,240
DETROIT
Second Lien Refunding RB Series
  2006C
  2.29%, 04/03/08 (a)(b)(c)(d)                            4,900            4,900
Sewage Disposal System RB Series
  1999A
  2.79%, 04/03/08 (a)(b)(c)(d)                           30,400           30,400
DETROIT SD
School Building & Site Improvement
  Bonds (Unlimited Tax GO) Series
  2001A
  2.23%, 04/03/08 (a)(b)(c)(d)                           83,150           83,150
School Building & Site Improvement
  Bonds (Unlimited Tax GO) Series
  2001A
  2.24%, 04/03/08 (a)(b)(c)(d)                            4,620            4,620
School Building & Site Improvement
  Refunding Bonds (Unlimited Tax GO)
  Series 1998B
  2.21%, 04/03/08 (a)(b)(c)(d)                           10,260           10,260
School Building & Site Improvement
  Refunding Bonds (Unlimited Tax GO)
  Series 2005A
  2.24%, 04/03/08 (a)(b)(c)(d)                           10,855           10,855
  2.24%, 04/03/08 (a)(b)(c)(d)                            8,500            8,500
  2.24%, 04/03/08 (a)(b)(c)(d)                           12,785           12,785
DETROIT SEWAGE DISPOSAL SYSTEM
Sr Lien Refunding RB Series
  2003A
  2.30%, 04/02/08 (a)(b)(c)(d)                           15,050           15,050

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
KENT CNTY
Airport RB (Gerald R. Ford
  International Airport) (Limited
  Tax GO) Series 2007
  2.27%, 04/03/08 (a)(c)(d)                               4,380            4,380
MICHIGAN
Grant Anticipation Bonds Series 2007
  2.27%, 04/03/08 (a)(b)(c)(d)                           10,100           10,100
Grant Anticipation Notes Series 2007
  2.30%, 04/02/08 (a)(b)(c)(d)                            8,690            8,690
MICHIGAN HIGHER EDUCATION FACILITIES
  AUTH
Limited Obligation Refunding RB
  (Hope College) Series 2004
  2.27%, 04/03/08 (a)(b)                                  3,430            3,430
MICHIGAN HOUSING DEVELOPMENT AUTH
Rental Housing RB Series 2006D
  2.26%, 04/03/08 (a)(b)(c)(d)                            8,750            8,750
S/F Mortgage RB Series 2007D
  3.05%, 09/03/08                                        52,800           52,800
S/F Mortgage RB Series 2007E
  2.28%, 04/02/08 (a)(c)                                 40,000           40,000
S/F Mortgage RB Series 2007F
  2.28%, 04/02/08 (a)(c)                                 30,000           30,000
MICHIGAN JOB DEVELOPMENT AUTH
Limited Obligation RB
  (Frankenmuth Bavarian Inn
  Motor Lodge) Series 1985
  2.30%, 04/01/08 (a)(b)                                  7,100            7,100
MICHIGAN MUNICIPAL BOND AUTH
Revenue Notes Series 2007B2
  3.68%, 08/20/08 (b)                                    35,000           35,107
MICHIGAN STATE BUILDING AUTH
Refunding RB (Facilities Program)
  Series 2005I
  2.24%, 04/03/08 (a)(b)(c)(d)                            4,600            4,600
Refunding RB (Facilities Program)
  Series 2006-IA
  2.28%, 04/03/08 (a)(b)(c)(d)                           37,800           37,800
  2.29%, 04/03/08 (a)(b)(c)(d)                            4,430            4,430
MICHIGAN STATE HOSPITAL FINANCING
  AUTH
RB (McLaren Health Care) Series
  2005B
  2.27%, 04/03/08 (a)(b)(c)(d)                           11,500           11,500
Refunding RB (McLaren Health Care)
  Series 2005A
  2.29%, 04/03/08 (a)(b)(c)(d)                           15,000           15,000
MICHIGAN STRATEGIC FUND
Limited Obligation RB (American
  Cancer Society) Series 2000
  2.30%, 04/03/08 (a)(b)                                  3,235            3,235
Limited Obligation RB (United
  Machining) Series 1998
  2.40%, 04/03/08 (a)(b)                                  4,000            4,000
OAKLAND CNTY
Limited Obligation RB (Husky
  Envelope Products) Series 1999
  2.40%, 04/03/08 (a)(b)                                  1,320            1,320
UNIV OF MICHIGAN (REGENTS)
General RB Series 2008A
  1.15%, 04/01/08 (a)                                    10,400           10,400
General RB Series 2008B
  1.95%, 04/03/08 (a)                                    13,200           13,200
WAYNE CNTY AIRPORT AUTH
Airport RB Series 2005
  3.80%, 04/03/08 (a)(b)(c)(d)                            5,190            5,190
Airport RB Series 2007
  2.34%, 04/03/08 (a)(b)(c)(d)                            9,500            9,500
                                                                  --------------
                                                                         540,892
MINNESOTA 1.8%
--------------------------------------------------------------------------------
EDEN PRAIRIE
M/F Housing RB (Eden Prairie
  Leased Housing Associates I)
  Series 2003A
  2.31%, 04/04/08 (a)(b)                                 17,500           17,500
HENNEPIN CNTY HOUSING &
  REDEVELOPMENT AUTH
M/F Housing Refunding RB
  (Stone Arch Apts) Series 2002
  2.40%, 04/03/08 (a)(b)                                  2,800            2,800
MENDOTA HEIGHTS
Refunding IDRB (Dakota
  Business Plaza) Series 2000
  2.46%, 04/03/08 (a)(b)                                  2,300            2,300
MINNEAPOLIS
Health Care System Refunding
  RB (Fairview Health Services)
  Series 2005C
  3.15%, 04/02/08 (a)(b)(c)                              67,705           67,705
MINNEAPOLIS/ST PAUL METROPOLITAN
  AIRPORTS COMMISSION
Subordinate Airport RB Series
  2005A
  2.27%, 04/03/08 (a)(b)(c)(d)                            3,445            3,445
MINNEAPOLIS/ST PAUL HOUSING &
  REDEVELOPMENT AUTH
Health Care System RB (Allina
  Health System) Series 2007B1
  2.35%, 04/01/08 (a)(b)(c)                              48,395           48,395
MINNESOTA
GO Bonds
  2.24%, 04/03/08 (a)(c)(d)                               2,200            2,200
Tax & Aid Anticipation Borrowing
  Program COP Series 2007
  3.64%, 08/28/08                                        13,000           13,044
MINNESOTA AGRICULTURAL & ECONOMIC
  DEVELOPMENT BOARD
Health Care Facilities RB (Essentia
  Health Obligated Group) Series
  2008C3
  1.35%, 04/01/08 (a)(b)(c)                               6,775            6,775

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
Health Care Facilities RB (Essentia
  Health Obligated Group) Series
  2008C4A
  1.30%, 04/01/08 (a)(b)(c)                              10,000           10,000
RB (Evangelical Lutheran Good
  Samaritan Society) Series 1996
  2.38%, 04/03/08 (a)(b)                                  7,200            7,200
MINNESOTA HFA
Limited Obligation Bonds Draw-down
  Series 2007-2
  2.32%, 04/03/08 (a)(b)(c)(d)                            6,300            6,300
Residential Housing Finance Bonds
  Series 2003B
  2.50%, 04/03/08 (a)(c)                                  6,000            6,000
Residential Housing Finance Bonds
  Series 2005M
  2.30%, 04/03/08 (a)(c)                                 14,960           14,960
MINNESOTA HIGHER EDUCATION
  FACILITIES AUTH
RB (Hamline Univ of Minnesota) Series
  Six-E1
  2.23%, 04/03/08 (a)(b)                                  2,370            2,370
RB (Hamline Univ of Minnesota) Series
  Six-E2
  2.23%, 04/03/08 (a)(b)                                  3,860            3,860
MINNESOTA PUBLIC FACILITIES AUTH
Clean Water RB Series 2007A
  2.20%, 04/03/08 (a)(c)(d)                              21,235           21,235
ROCHESTER
Health Care Facilities RB (Mayo
  Foundation) Series 2000A
  2.05%, 06/06/08                                        21,000           21,000
ST CLOUD
Health Care RB (CentraCare Health
  System) Series 2008A
  2.07%, 04/03/08 (a)(b)(c)                               7,780            7,780
Health Care RB (CentraCare Health
  System) Series 2008B
  2.07%, 04/03/08 (a)(b)(c)                               5,310            5,310
Health Care RB (CentraCare Health
  System) Series 2008C
  2.20%, 04/03/08 (a)(b)(c)                               5,000            5,000
ST LOUIS PARK
M/F Housing RB (At The Park)
  Series 2002A
  2.36%, 04/04/08 (a)(b)                                  3,300            3,300
ST PAUL HOUSING & REDEVELOPMENT
  AUTH
District Heating RB Series 1999D
  2.26%, 04/04/08 (a)(b)                                  2,760            2,760
WESTERN MINNESOTA MUNICIPAL POWER
  AGENCY
Power Supply RB Series 2006A
  3.80%, 07/10/08 (b)(c)(d)                              27,820           27,820
                                                                  --------------
                                                                         309,059
MISSISSIPPI 0.7%
--------------------------------------------------------------------------------
JACKSON CNTY
Port Facility Refunding RB
  (Chevron USA) Series 1993
  1.15%, 04/01/08 (a)                                     1,400            1,400
MISSISSIPPI BUSINESS FINANCE CORP
IDRB (Electric Mills Wood Preserving)
  Series 1999
  2.37%, 04/03/08 (a)(b)                                  5,000            5,000
RB (Chevron USA) Series 2007A
  2.05%, 04/02/08 (a)                                    42,000           42,000
RB (Chevron USA) Series 2007B
  1.95%, 04/02/08 (a)                                    13,000           13,000
RB (Chevron USA) Series 2007C
  2.10%, 04/02/08 (a)                                     6,500            6,500
RB (Chevron USA) Series 2007D
  2.05%, 04/02/08 (a)                                    12,000           12,000
RB (Chevron USA) Series 2007E
  2.08%, 04/02/08 (a)                                    20,000           20,000
RB (Gulfport Promenade LLC) Series 2007
  2.21%, 04/03/08 (a)(b)                                  7,000            7,000
S/F Mortgage Purchase Sr RB Series 1983
  2.25%, 04/03/08 (a)(b)(c)(d)                           18,665           18,665
                                                                  --------------
                                                                         125,565
MISSOURI 1.4%
--------------------------------------------------------------------------------
JACKSON CNTY
Special Obligation Bonds (Harry
  S. Truman Sports Complex)
  Series 2006
  2.34%, 04/03/08 (a)(b)(c)(d)                           12,470           12,470
KIRKWOOD SD EDUCATIONAL FACILITIES
  AUTH
Leasehold RB Series 2005B
  3.75%, 04/03/08 (a)(b)(c)(d)                            7,900            7,900
MISSOURI HEALTH & EDUCATIONAL
  FACILITIES AUTH
Educational Facilities RB (Saint Louis
  Univ) Series 2006A
  4.15%, 04/01/08 (a)(b)(c)                              30,945           30,945
Health Facilities RB (SSM Healthcare)
  Series 2005B
  2.31%, 04/03/08 (a)(c)(d)                              39,400           39,400
Health Facilities RB (SSM Healthcare)
  Series 2005C4
  2.05%, 04/02/08 (a)(b)(c)                               7,150            7,150
MISSOURI HOUSING DEVELOPMENT
  COMMISSION
S/F Mortgage RB (Homeownership
  Loan Program) Series 2005B
  2.34%, 04/03/08 (a)(b)(c)(d)                            3,725            3,725
S/F Mortgage RB Series 2004A1
  2.56%, 04/03/08 (a)(c)(d)                               3,425            3,425
MISSOURI JOINT MUNICIPAL ELECTRIC
  UTILITY COMMISSION
Power Project RB (Prairie State)
  Series 2007A
  2.24%, 04/03/08 (a)(b)(c)(d)                           12,215           12,215
SPRINGFIELD
Public Utility RB Series 2006
  2.26%, 04/03/08 (a)(b)(c)(d)                           30,520           30,520
  3.50%, 04/03/08 (a)(b)(c)(d)                            1,710            1,710

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
ST CHARLES CNTY IDA
M/F Housing Refunding RB (Time
  Centre Apts Phase I) Series 2004A
  2.24%, 04/03/08 (a)(b)                                 15,600           15,600
M/F Housing Refunding RB (Time
  Centre Apts Phase II) Series 2004B
  2.28%, 04/03/08 (a)(b)                                  4,500            4,500
ST LOUIS
Airport RB
  2.23%, 04/03/08 (a)(b)(c)(d)                            5,220            5,220
ST LOUIS IDA
IDRB (Kessler Container)
  Series 1997A
  2.20%, 04/03/08 (a)(b)                                  1,500            1,500
M/F Housing RB (Whispering Lakes Apts)
  Series 1995
  2.31%, 04/03/08 (a)(b)                                  7,435            7,435
M/F Housing Refunding RB
  (Merchandise Mart Apts) Series
  2005A
  2.28%, 04/03/08 (a)(b)                                 10,475           10,475
UNIV OF MISSOURI
Capital Projects Notes Series FY
  2007-2008A
  3.70%, 06/30/08                                        50,000           50,095
WASHINGTON IDA
IDRB (Pauwels Transformers)
  Series 1995
  2.35%, 04/03/08 (a)(b)                                  2,200            2,200
                                                                  --------------
                                                                         246,485
NEBRASKA 1.0%
--------------------------------------------------------------------------------
CENTRAL PLAINS ENERGY PROJECT
Gas Project RB (Project No.1)
  2.35%, 04/03/08 (a)(b)(c)(d)                            5,800            5,800
LINCOLN
Electric System RB Series 2007A
  5.00%, 04/03/08 (a)(b)(c)(d)                           27,020           27,020
NEBRASKA PUBLIC POWER DISTRICT
General RB Series 2006A
  2.26%, 04/03/08 (a)(b)(c)(d)                           17,995           17,995
  3.60%, 08/13/08 (b)(c)(d)                              12,515           12,515
  3.78%, 08/13/08 (b)(c)(d)                              12,405           12,405
OMAHA PUBLIC POWER DISTRICT
Electric System Subordinated RB Series
  2006B
  2.71%, 04/03/08 (a)(b)(c)(d)                            5,068            5,068
Separate Electric System RB Series
  2006A
  3.71%, 04/03/08 (a)(b)(c)(d)                           34,390           34,390
PUBLIC POWER GENERAL AGENCY
RB (Whelan Energy Center Unit
  2) Series 2007A
  3.78%, 07/10/08 (b)(c)(d)                              47,600           47,600
STANTON CNTY
IDRB (Nucor Corp) Series 1996
  2.35%, 04/02/08 (a)                                    19,300           19,300
                                                                  --------------
                                                                         182,093
NEVADA 3.0%
--------------------------------------------------------------------------------
CLARK CNTY
Airport Passenger Facility Charge RB
  Series 2007A1
  2.30%, 04/03/08 (a)(b)(c)(d)                            2,560            2,560
Airport Passenger Facility Charge RB
  Series 2007A2
  3.80%, 04/03/08 (a)(b)(c)(d)                           35,315           35,315
Airport System Refunding RB Series
  1993A
  3.15%, 04/02/08 (a)(b)(c)                              90,100           90,100
GO (Limited Tax) Bank Bonds Series
  2006
  2.34%, 04/03/08 (a)(b)(c)(d)                            8,970            8,970
  2.60%, 04/03/08 (a)(b)(c)(d)                           26,355           26,355
  2.71%, 04/03/08 (a)(b)(c)(d)                            7,015            7,015
GO (Limited Tax) Bond Bank Bonds
  Series 2006
  2.26%, 04/03/08 (a)(b)(c)(d)                           18,965           18,965
IDRB (Southwest Gas Corp) Series
  2003A
  2.30%, 04/02/08 (a)(b)                                 44,000           44,000
Sales & Excise Tax Revenue CP Notes
  Series 2008A&B
  2.50%, 06/12/08 (b)                                     2,500            2,500
CLARK CNTY SD
GO (Limited Tax) Building Bonds Series
  2007C
  2.28%, 04/02/08 (a)(c)(d)                              12,000           12,000
GO (Limited Tax) Refunding Bonds
  Series 2007A
  3.05%, 04/02/08 (a)(b)(c)(d)                           10,595           10,595
  2.34%, 04/03/08 (a)(b)(c)(d)                            5,400            5,400
LAS VEGAS CONVENTION & VISITORS
  AUTH
Refunding RB Series 2005
  2.71%, 04/03/08 (a)(b)(c)(d)                            4,120            4,120
LAS VEGAS VALLEY WATER DISTRICT
GO (Limited Tax) Water CP Series 2004
  A&B
  0.75%, 06/10/08 (c)                                    15,000           15,000
  2.40%, 06/10/08 (c)                                    20,000           20,000
  1.05%, 06/10/08 (c)                                     8,900            8,900
  2.00%, 06/10/08 (c)                                    22,800           22,773
  2.10%, 06/10/08 (c)                                    10,300           10,300
  2.10%, 06/10/08 (c)                                    14,100           14,100
GO (Limited Tax) Water Improvement
  Bonds Series 2006A
  2.23%, 04/03/08 (a)(b)(c)(d)                           28,085           28,085
NEVADA DEPT OF BUSINESS & INDUSTRY
RB (LVE Energy Partners LLC)
  Series 2007
  2.50%, 04/03/08 (a)(b)                                 13,100           13,100
NEVADA HOUSING DIVISION
M/F Housing RB (Apache Pines Apts)
  Series 1999A
  2.25%, 04/03/08 (a)(b)                                  7,415            7,415

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
M/F Housing RB (Banbridge Apts)
  Series 2000A
  2.25%, 04/03/08 (a)(b)                                  3,960            3,960
M/F Housing RB (Silver Pines Apts)
  Series 2002A
  2.25%, 04/03/08 (a)(b)                                  5,500            5,500
M/F Housing RB (St Rose Sr Apts)
  Series 2002A
  2.25%, 04/03/08 (a)(b)                                 14,770           14,770
M/F Housing RB (Whispering Palms)
  Series 2000A
  2.38%, 04/03/08 (a)(b)(c)(d)                            5,175            5,175
M/F Housing Refunding RB (Oakmont)
  Series 2002
  2.25%, 04/03/08 (a)(b)                                  4,350            4,350
NEVADA SYSTEM OF HIGHER EDUCATION
Universities RB Series 2005B
  2.27%, 04/03/08 (a)(b)(c)(d)                           13,110           13,110
  2.71%, 04/03/08 (a)(b)(c)(d)                            4,975            4,975
NORTH LAS VEGAS
GO Building Bonds Series 2006
  2.26%, 04/03/08 (a)(b)(c)(d)                           30,660           30,660
RENO
Sr Lien Sales Tax Refunding RB
  (Reno Transportation Rail
  Access Corridor) Series 2008A
  1.25%, 04/01/08 (a)(b)                                 21,500           21,500
TRUCKEE MEADOWS WATER AUTH
Water Refunding RB Series 2006
  2.27%, 04/03/08 (a)(b)(c)(d)                            4,400            4,400
Water Refunding RB Series 2007
  2.27%, 04/03/08 (a)(b)(c)(d)                            5,895            5,895
Water Revenue CP Series 2006B
  2.83%, 06/26/08 (b)                                     5,300            5,300
                                                                  --------------
                                                                         527,163
NEW HAMPSHIRE 0.4%
--------------------------------------------------------------------------------
NEW HAMPSHIRE BUSINESS FINANCE
  AUTH
Solid Waste Disposal RB (Lonza
  Biologics) Series 2003
  2.31%, 04/03/08 (a)(b)                                 30,000           30,000
NEW HAMPSHIRE HEALTH & EDUCATIONAL
  FACILITIES AUTH
RB (Easter Seals New Hampshire)
  Series 2004A
  2.32%, 04/03/08 (a)(b)                                  6,060            6,060
RB (Frisbie Memorial Hospital) Series
  2005
  2.30%, 04/03/08 (a)(b)                                  3,800            3,800
RB (Riverwoods) Series 2003
  2.23%, 04/03/08 (a)(b)                                  3,085            3,085
RB (Univ of New Hampshire) Series
  2006A
  3.00%, 03/26/09 (b)                                    30,000           30,000
NEW HAMPSHIRE HFA
S/F Mortgage Acquisition RB
  Series 1997C
  2.31%, 04/03/08 (a)(b)(c)(d)                              935              935
                                                                  --------------
                                                                          73,880
NEW JERSEY 0.6%
--------------------------------------------------------------------------------
NEW JERSEY ECONOMIC DEVELOPMENT
  AUTH
Exempt Facility RB (Chambers Co-
  Generation)
  2.33%, 04/02/08 (b)                                    12,100           12,100
Exempt Facility RB (Keystone)
  0.95%, 06/09/08 (b)                                     5,000            5,000
  2.25%, 06/09/08 (b)                                     7,000            7,000
RB (Hamilton Industrial Development)
  Series 1998
  2.18%, 04/02/08 (a)(b)                                  4,755            4,755
RB (Princeton Day School Inc) Series
  2005
  2.27%, 04/02/08 (a)(b)                                  2,700            2,700
RB (Stone Brothers Secaucus) Series
  2001
  2.26%, 04/04/08 (a)(b)                                  1,495            1,495
Thermal Energy Facilities RB (Marina
  Energy LLC-2001) Series A
  2.20%, 04/03/08 (a)(b)                                  1,400            1,400
NEW JERSEY EDUCATIONAL FACILITIES
  AUTH
RB (Princeton Univ) Series
  2007E
  2.22%, 04/03/08 (a)(c)(d)                              10,000           10,000
NEW JERSEY TOBACCO SETTLEMENT
  FINANCING CORP
Tobacco Settlement Asset-
  Backed Bonds Series 2003
  2.25%, 04/02/08 (a)(c)(d)                              11,805           11,805
NEW JERSEY TRANSPORTATION TRUST
  FUND AUTH
Transportation System Bonds Series
  2005D
  2.29%, 04/03/08 (a)(b)(c)(d)                            3,520            3,520
Transportation System Bonds Series
  2006A
  2.22%, 04/03/08 (a)(b)(c)(d)                            1,610            1,610
Transportation System Bonds Series
  2007A
  4.00%, 04/03/08 (a)(b)(c)(d)                           17,520           17,520
Transportation System Capital
  Appreciation Bonds Series 2006C
  2.24%, 04/03/08 (a)(b)(c)(d)                           14,830           14,830
NEW JERSEY TURNPIKE AUTH
Turnpike RB Series 2005C
  2.19%, 04/03/08 (a)(b)(c)(d)                           10,220           10,220
                                                                  --------------
                                                                         103,955
NEW MEXICO 0.8%
--------------------------------------------------------------------------------
FARMINGTON
Hospital RB (San Juan Regional
  Medical Center) Series 2004B
  2.24%, 04/03/08 (a)(b)                                  5,000            5,000
NEW MEXICO
TRAN Series 2007-2008
  3.72%, 06/30/08                                        60,000           60,111

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
NEW MEXICO FINANCE AUTH
State Transportation RB (Sr Lien)
  Series 2004A
  2.34%, 04/03/08 (a)(b)(c)(d)                           19,435           19,435
NEW MEXICO MORTGAGE FINANCE AUTH
S/F Mortgage Program Bonds
  Draw Down Issue 2007
  2.30%, 04/03/08 (a)(b)(c)(d)                           32,774           32,773
SANTA FE
Gross Receipt Tax (Subordinate
  Lien) Wastewater System RB
  Series 1997B
  2.32%, 04/02/08 (a)(b)                                 15,900           15,900
                                                                  --------------
                                                                         133,219
NEW YORK 5.7%
--------------------------------------------------------------------------------
ALBANY CNTY AIRPORT AUTH
Airport Refunding RB Series
  2008A
  2.32%, 04/03/08 (a)(b)                                  8,320            8,320
GLEN COVE HOUSING AUTH
Sr Living Facility RB (The Mayfair
  at Glen Cove) Series 1996
  2.28%, 04/03/08 (a)(b)(c)(d)                            5,535            5,535
LONG ISLAND POWER AUTH
Electric System General RB Series
  1998A
  2.28%, 04/03/08 (a)(b)(c)(d)                            2,110            2,110
Electric System Subordinated RB Series
  1998-7B
  3.25%, 04/02/08 (a)(b)(c)                              35,355           35,355
METROPOLITAN TRANSPORTATION AUTH
Transportation RB Series 2003A
  2.26%, 04/03/08 (a)(b)(c)(d)                           10,195           10,195
Transportation RB Series 2005B
  2.79%, 04/03/08 (a)(b)(c)(d)                            7,845            7,845
Transportation RB Series 2005G1
  1.01%, 04/01/08 (a)(b)                                  1,750            1,750
NEW ROCHELLE IDA
RB (West End Phase I Facility)
  Series 2006
  2.45%, 04/03/08 (a)(b)                                  9,000            9,000
NEW YORK CITY
GO Bonds Fiscal 1995 Series B4
  1.50%, 04/01/08 (a)(b)(c)                               7,000            7,000
GO Bonds Fiscal 1998 Series D
  2.30%, 04/02/08 (a)(b)(c)(d)                               10               10
GO Bonds Fiscal 2001 Series B
  2.19%, 04/03/08 (a)(b)(c)(d)                            1,380            1,380
GO Bonds Fiscal 2004 Series F
  2.28%, 04/03/08 (a)(b)(c)(d)                          170,000          170,000
GO Bonds Fiscal 2005 Series G
  2.14%, 04/03/08 (a)(c)(d)                               9,340            9,340
GO Bonds Fiscal 2005 Series J
  2.14%, 04/03/08 (a)(c)(d)                               9,570            9,570
GO Bonds Fiscal 2005 Series M
  2.14%, 04/03/08 (a)(c)(d)                               9,550            9,550
GO Bonds Fiscal 2005 Series O
  2.14%, 04/03/08 (a)(c)(d)                               3,350            3,350
GO Bonds Fiscal 2006 Series F1
  2.27%, 04/03/08 (a)(b)(c)(d)                           33,710           33,710
GO Bonds Fiscal 2006 Series I8
  1.25%, 04/01/08 (a)(b)                                  8,800            8,800
GO Bonds Fiscal 2006 Series J1
  2.26%, 04/03/08 (c)(b)(a)(d)                            7,970            7,970
NEW YORK CITY HOUSING DEVELOPMENT
  CORP
M/F Rental Housing RB (One Columbus
  Place) Series 1998A
  2.17%, 04/02/08 (a)(b)                                  7,385            7,385
M/F Rental Housing RB (Related - Lyric
  Development) Series 2001A
  2.15%, 04/02/08 (a)(b)                                 11,140           11,140
M/F Rental Housing RB (Sierra) Series
  2003A
  2.15%, 04/02/08 (a)(b)                                 18,585           18,585
M/F Rental Housing RB (The Nicole)
  Series 2005A
  2.15%, 04/02/08 (a)(b)                                 10,200           10,200
M/F Rental Housing RB (Westport
  Development) Series 2004A
  2.25%, 04/02/08 (a)(b)                                 49,000           49,000
NEW YORK CITY IDA
Empowerment Zone RB (Tiago Holdings
  LLC) Series 2007
  2.25%, 04/03/08 (a)(b)                                 16,000           16,000
Refunding IDRB (Allway Tools) Series
  1997
  2.47%, 04/03/08 (a)(b)                                  1,215            1,215
Special Facility RB (Korean Air Lines)
  Series 1997A
  2.08%, 04/02/08 (a)(b)                                 16,700           16,700
NEW YORK CITY MUNICIPAL WATER
  FINANCE AUTH
Water & Sewer System RB Fiscal 2000
  Series C
  1.06%, 04/01/08 (a)(c)                                  2,600            2,600
Water & Sewer System RB Fiscal 2006
  Series A
  2.14%, 04/03/08 (a)(c)(d)                               4,020            4,020
Water & Sewer System RB Fiscal 2007
  Series CC2
  1.45%, 04/01/08 (a)(c)                                  1,000            1,000
Water & Sewer System RB Fiscal 2008
  Series BB1
  1.25%, 04/01/08 (a)(c)                                  5,700            5,700
NEW YORK CITY TRANSITIONAL FINANCE
  AUTH
Building Aid RB Fiscal 2007
  Series S1
  2.31%, 04/03/08 (a)(b)(c)(d)                            2,810            2,810
NEW YORK LIBERTY DEVELOPMENT CORP
RB (Goldman Sachs
  Headquarters) Series 2005 &
  Series 2007
  2.14%, 04/03/08 (a)(c)(d)                              18,865           18,865

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
NEW YORK STATE HFA
Housing RB (101 West End Ave) Series
  1999A
  2.08%, 04/02/08 (a)(b)                                  3,600            3,600
Housing RB (125 West 31st St) Series
  2005A
  2.10%, 04/02/08 (a)(b)                                 30,000           30,000
Housing RB (150 E 44th St) Series
  2000A
  2.08%, 04/02/08 (a)(b)                                  2,800            2,800
Housing RB (345 E 94th St) Series
  1998A
  2.07%, 04/02/08 (a)(b)                                    165              165
Housing RB (55 West 25th Street)
  Series 2005A
  2.15%, 04/02/08 (a)(b)                                123,000          123,000
Housing RB (900 Eighth Avenue)
  Series 2002A
  1.88%, 04/02/08 (a)(b)                                 22,400           22,400
Housing RB (Avalon Bowery Place I)
  Series 2006A
  2.07%, 04/02/08 (a)(b)                                 93,800           93,800
Housing RB (Chelsea Arms) Series
  1998A
  2.10%, 04/02/08 (a)(b)                                  5,000            5,000
Housing RB (Clinton Green North)
  Series 2005A
  2.20%, 04/02/08 (a)(b)                                  2,000            2,000
Housing RB (E 84th St) Series 1995A
  2.15%, 04/02/08 (a)(b)                                 22,500           22,500
Housing RB (Normandie Court II) Series
  1999A
  2.15%, 04/02/08 (a)(b)                                  7,330            7,330
Housing RB (Tribeca Landing) Series
  1997A
  2.10%, 04/02/08 (a)(b)                                 18,400           18,400
Housing RB (Worth St) Series 2001A
  2.10%, 04/02/08 (a)(b)                                  2,600            2,600
NEW YORK STATE MORTGAGE AGENCY
Homeowner Mortgage RB Series
  79
  2.25%, 04/03/08 (a)(c)(d)                              14,995           14,995
NEW YORK STATE POWER AUTH
  CP Series 1
  2.62%, 04/08/08 (c)                                     7,000            7,000
NEW YORK STATE URBAN DEVELOPMENT
  CORP
State Personal Income Tax RB
  Series 2005B
  2.23%, 04/03/08 (a)(c)(d)                               8,000            8,000
ONONDAGA CNTY INDUSTRIAL
  DEVELOPMENT AGENCY
Civic Facility RB (Syracuse Univ)
  Series 2008B
  1.95%, 04/02/08 (a)(b)                                  3,240            3,240
PORT AUTH OF NEW YORK & NEW JERSEY
Consolidated Bonds 135th Series
  2.20%, 04/03/08 (a)(c)(d)                                 100              100
Consolidated Bonds 138th Series
  2.25%, 04/03/08 (a)(b)(c)(d)                            2,000            2,000
Consolidated Bonds 143rd Series
  2.25%, 04/03/08 (a)(c)(d)                                 365              365
Consolidated Bonds 146th Series
  2.43%, 04/02/08 (a)(b)(c)(d)                           10,410           10,410
  2.25%, 04/03/08 (a)(b)(c)(d)                           13,100           13,100
  2.25%, 04/03/08 (a)(b)(c)(d)                           22,040           22,068
Consolidated Bonds 147th Series
  2.30%, 04/03/08 (a)(b)(c)(d)                            4,135            4,135
Consolidated Bonds 151st Series
  2.29%, 04/03/08 (a)(c)(d)                               4,900            4,900
TECP Series A
  1.50%, 06/03/08 (c)                                    14,400           14,400
  1.60%, 06/03/08 (c)                                    11,400           11,400
  1.70%, 06/03/08 (c)                                    19,000           19,000
  1.70%, 06/03/08 (c)                                     8,600            8,600
SALES TAX ASSET RECEIVABLE CORP
  RB Fiscal 2005 Series A
  2.41%, 04/03/08 (a)(b)(c)(d)                            5,235            5,235
TOMPKINS CNTY INDUSTRIAL
  DEVELOPMENT AGENCY
Civic Facility RB (Cornell Univ) Series
  2008A1
  1.20%, 04/01/08 (a)(c)                                  2,525            2,525
Civic Facility RB (Cornell Univ) Series
  2008A2
  1.03%, 04/01/08 (a)(c)                                  3,180            3,180
                                                                  --------------
                                                                         994,258
NORTH CAROLINA 1.6%
--------------------------------------------------------------------------------
CHARLOTTE
Airport Refunding RB Series
  1997A
  2.90%, 04/02/08 (a)(b)(c)                              28,545           28,545
DURHAM HOUSING AUTH
M/F Housing RB (Pendleton
  Townhomes) Series 2001
  2.19%, 04/02/08 (a)(b)                                  5,230            5,230
FORSYTH CNTY
RB (Plymouth Printing Co) Series
  1998
  2.20%, 04/02/08 (a)(b)                                    300              300
HERTFORD CNTY INDUSTRIAL FACILITIES &
  POLLUTION CONTROL FINANCING AUTH
IDRB (Nucor Corp) Series 2000A
  2.35%, 04/02/08 (a)                                    26,500           26,500
JOHNSTON CNTY INDUSTRIAL FACILITIES &
  POLLUTION CONTROL FINANCING AUTH
IDRB (Flanders Corp) Series 1998
  2.20%, 04/02/08 (b)(a)                                  4,500            4,500
MECKLENBURG CNTY
COP Series 2008A
  2.25%, 04/03/08 (a)(c)                                 10,000           10,000
M/F Housing RB (Sycamore Green
  Apts) Series 2001
  2.20%, 04/03/08 (a)(b)                                  6,040            6,040
NORTH CAROLINA CAPITAL FACILITIES
  FINANCE AGENCY
RB (Duke Univ) Series 2006A
  2.16%, 04/03/08 (a)(c)(d)                               4,129            4,129
  2.23%, 04/03/08 (a)(c)(d)                               7,500            7,500

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
Solid Waste Disposal RB (Duke Energy
  Carolinas) Series 2006A
  2.20%, 04/03/08 (a)(b)                                 16,000           16,000
NORTH CAROLINA MEDICAL CARE
  COMMISSION
Health Care Facilities RB (Novant
  Health) Series 2006
  4.00%, 04/03/08 (a)(b)(c)(d)                           11,420           11,420
  4.28%, 04/03/08 (a)(b)(c)(d)                           17,235           17,235
Hospital RB (CaroMont Health) Series
  2008
  1.83%, 04/02/08 (a)(b)(c)                              10,000           10,000
RB (Duke Univ Health System) Series
  2006AB
  2.31%, 04/03/08 (a)(c)(d)                              20,000           20,000
PIEDMONT TRIAD AIRPORT AUTH
Airport RB Series 2008B
  2.20%, 04/03/08 (a)(b)                                  4,100            4,100
RALEIGH
Combined Enterprise System RB
  Series 2006A
  2.24%, 04/03/08 (a)(c)(d)                               6,400            6,400
RALEIGH-DURHAM AIRPORT AUTH
Airport RB Series 2006A
  2.50%, 04/02/08 (a)(b)(c)                              74,000           74,000
Airport RB Series 2007
  2.30%, 04/03/08 (a)(b)(c)(d)                            2,645            2,645
SAMPSON CNTY INDUSTRIAL FACILITIES &
  POLLUTION CONTROL FINANCE AUTH
IDRB (Crumpler Plastic Pipe)
  Series 1999
  2.20%, 04/03/08 (a)(b)                                  1,200            1,200
UNIV OF NORTH CAROLINA AT CHAPEL HILL
General Revenue & Refunding RB
  Series 2005A
  2.16%, 04/03/08 (a)(c)(d)                               4,980            4,980
WAKE CNTY HOUSING AUTH
M/F Housing RB (Walnut Ridge
  Apts) Series 2000
  2.19%, 04/02/08 (a)(b)                                  9,615            9,615
WILMINGTON HOUSING AUTH
M/F Housing RB (Garden Lakes
  Estates) Series 1999
  2.19%, 04/02/08 (a)(b)                                  6,540            6,540
                                                                  --------------
                                                                         276,879
NORTH DAKOTA 0.3%
--------------------------------------------------------------------------------
NORTH DAKOTA HFA
Home Mortgage Finance Program
  Series 2004B
  2.16%, 04/02/08 (a)(c)                                  7,615            7,615
  2.16%, 04/02/08 (a)(c)                                 12,990           12,990
Home Mortgage Finance Program
  Series 2005A
  2.16%, 04/02/08 (a)(c)                                 22,100           22,100
Home Mortgage Finance Program
  Series 2005C
  2.16%, 04/02/08 (a)(c)                                 12,000           12,000
RICHLAND CNTY
Solid Waste Disposal RB (Minn-Dak
  Farmers Coop) Series 1996A
  2.46%, 04/03/08 (a)(b)                                  3,440            3,440
Solid Waste Disposal RB (Minn-Dak
  Farmers Coop) Series 1996B
  2.46%, 04/03/08 (a)(b)                                    315              315
                                                                  --------------
                                                                          58,460
OHIO 1.5%
--------------------------------------------------------------------------------
AKRON, BATH & COPLEY JOINT TOWNSHIP
  HOSPITAL DISTRICT
RB (Summa Health System)
  Series 2004B
  2.27%, 04/03/08 (a)(b)                                  7,325            7,325
BUCKEYE TOBACCO SETTLEMENT
  FINANCING AUTH
Tobacco Settlement Asset-
  Backed Bonds Series 2007A2
  2.27%, 04/03/08 (a)(b)(c)(d)                           26,235           26,235
BUTLER CNTY
Hospital Facilities RB (Fort
  Hamilton Hospital) Series
  2001D
  2.23%, 04/03/08 (a)(b)(c)(d)                           29,495           29,495
CINCINNATI SD
Classroom Facilities Construction
  & Improvement Refunding
  Bonds Series 2006
  2.23%, 04/03/08 (a)(b)(c)(d)(g)                        46,690           46,690
CLEVELAND
Airport System RB Series 2000C
  2.20%, 04/03/08 (a)(b)(c)(d)                           31,845           31,845
Water RB Series 2007 O
  2.28%, 04/03/08 (a)(b)(c)(d)                           14,850           14,850
COLUMBUS
Sewerage System RB Series
  2008A
  2.29%, 04/03/08 (a)(c)(d)                               1,400            1,400
COLUMBUS REGIONAL AIRPORT AUTHORITY
Airport Refunding RB Series 2007
  2.27%, 04/03/08 (a)(b)(c)(d)                            5,010            5,010
COLUMBUS SD
School Facilities Construction &
  Improvement Refunding Bonds
  Series 2006
  2.29%, 04/03/08 (a)(b)(c)(d)                            6,665            6,665
CUYAHOGA CNTY
Economic Development RB
  (Hathaway Brown School)
  Series 1999
  2.26%, 04/03/08 (a)(b)                                 11,345           11,345
HAMILTON CNTY
Sales Tax Refunding Bonds
  Subordinate Series 2006A
  2.29%, 04/03/08 (a)(b)(c)(d)                           16,420           16,420
  2.79%, 04/03/08 (a)(b)(c)(d)                           32,530           32,530

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
MILFORD EXEMPTED VILLAGE SD
School Improvement Refunding
  Bonds Series 2007
  2.29%, 04/03/08 (a)(b)(c)(d)                            2,000            2,000
NORTHEAST OHIO REGIONAL SEWER
  DISTRICT
Wastewater Improvement RB
  Series 2007
  2.41%, 04/03/08 (a)(b)(c)(d)                            5,585            5,585
OHIO
RB (Pooled Financing) Series
  2004
  2.23%, 04/03/08 (a)(b)                                  4,380            4,380
OHIO HFA
M/F Refunding RB (10 Wilmington
  Place) Series 1991B
  2.26%, 04/04/08 (a)(b)(c)                               8,945            8,945
Residential Mortgage RB Series 2001C
  2.27%, 04/03/08 (a)(c)(d)                               3,465            3,465
OHIO HIGHER EDUCATIONAL FACILITY
  COMMISSION
RB (Pooled Financing) Series
  2003B
  2.23%, 04/03/08 (a)(b)                                  1,380            1,380
RICKENBACKER PORT AUTH
Capital Funding RB (OASBO
  Expanded Asset Pooled
  Financing) Series 2002A
  2.27%, 04/03/08 (a)(b)(c)(d)                            5,700            5,700
                                                                  --------------
                                                                         261,265
OKLAHOMA 0.4%
--------------------------------------------------------------------------------
OKLAHOMA DEVELOPMENT FINANCE
  AUTH
RB (Shawnee Funding) Series
  1996
  2.19%, 04/02/08 (a)(b)                                  3,100            3,100
OKLAHOMA STATE TURNPIKE AUTH
Turnpike System Refunding RB Second
  Sr Series 2006B
  2.00%, 04/03/08 (a)(c)                                  6,670            6,670
Turnpike System Refunding RB Second
  Sr Series 2006C
  2.00%, 04/03/08 (a)(c)                                  9,405            9,405
Turnpike System Refunding RB Second
  Sr Series 2006D
  2.00%, 04/03/08 (a)(c)                                 14,900           14,900
OKLAHOMA STUDENT LOAN AUTH
Bonds & Notes Series 1998A
  11.00%, 04/02/08 (a)(b)(c)                             18,100           18,100
Bonds & Notes Series 2000A4
  11.00%, 04/02/08 (a)(b)(c)                             20,945           20,945
                                                                  --------------
                                                                          73,120
OREGON 1.0%
--------------------------------------------------------------------------------
MEDFORD HOSPITAL FACILITIES AUTH
RB (Rogue Valley Manor) Series
  2007
  1.30%, 04/01/08 (a)(b)                                 22,250           22,250
OREGON
TAN Series 2007A
  3.63%, 06/30/08                                       120,000          120,249
OREGON ECONOMIC DEVELOPMENT
  COMMISSION
RB (Pendleton Flour Mills) Series
  1997-182
  2.20%, 04/02/08 (a)(b)                                  2,420            2,420
OREGON HOUSING & COMMUNITY
  SERVICES DEPT
Mortgage RB (S/F Mortgage Program)
  Series 2005F
  2.15%, 04/02/08 (a)(c)                                 13,685           13,685
Mortgage RB (S/F Mortgage Program)
  Series 2007G
  2.33%, 04/03/08 (a)(c)(d)                               4,890            4,890
S/F Mortgage RB Series 2004L
  2.15%, 04/02/08 (a)(c)                                  5,000            5,000
PORTLAND
M/F Housing RB (Village of
  Lovejoy Fountain) Series 1997
  2.32%, 04/02/08 (a)(b)                                  8,500            8,500
                                                                  --------------
                                                                         176,994
PENNSYLVANIA 4.8%
--------------------------------------------------------------------------------
ABINGTON SD
GO Bonds Series 2007
  2.23%, 04/03/08 (a)(b)(c)(d)                              630              630
ALLEGHENY CNTY
GO Notes Series C60
  2.21%, 04/03/08 (a)(b)(c)(d)                            7,775            7,775
ALLEGHENY CNTY AIRPORT AUTH
Refunding RB Series 2007A
  2.26%, 04/03/08 (a)(b)(c)(d)                            5,555            5,555
ALLEGHENY CNTY HOSPITAL
  DEVELOPMENT AUTH
RB (UPMC Sr Communities) Series
  2003
  2.21%, 04/03/08 (a)(b)                                    630              630
RB (UPMC) Series 2005B
  2.35%, 04/15/08 (e)                                    12,534           12,534
RB (UPMC) Series 2007A2
  2.23%, 04/03/08 (a)(c)(d)                              68,995           68,995
RB (UPMC) Series 2007B1
  2.29%, 04/03/08 (a)(b)(c)(d)                           30,000           30,000
RB (UPMC) Series 2007B2
  2.27%, 04/03/08 (a)(c)(d)                              35,995           35,995
RB (UPMC) Series 2007C
  2.29%, 04/03/08 (a)(b)(c)(d)                           30,990           30,990
RB (UPMC) Series 2007D
  2.23%, 04/03/08 (a)(c)(d)                              35,680           35,680
BERMUDIAN SPRINGS SD
GO Bonds Series 2005
  2.24%, 04/03/08 (a)(b)(c)                               1,800            1,800
CUMBERLAND CNTY MUNICIPAL AUTH
RB Series 2003D
  2.00%, 04/03/08 (a)(b)                                 10,000           10,000
DAUPHIN CNTY GENERAL AUTH
RB (Education & Health Loan) Series
  1997
  8.00%, 04/03/08 (a)(b)(c)                               3,575            3,575

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
RB (Hyatt Regency Pittsburgh
  International Airport Hotel) Series
  1988
  2.27%, 04/03/08 (a)(b)(c)(d)                           21,392           21,392
DELAWARE CNTY IDA
RB (YMCA of Philadelphia) Series
  1999
  2.20%, 04/02/08 (a)(b)                                     75               75
DELAWARE VALLEY REGIONAL FINANCE
  AUTH
Local Government RB Series 1998A
  2.24%, 04/03/08 (a)(b)(c)(d)                              500              500
  2.71%, 04/03/08 (a)(b)(c)(d)                           11,060           11,060
DOWNINGTOWN AREA SD
GO Bonds Series 2008
  2.00%, 04/02/08 (a)(b)(c)                               3,900            3,900
ERIE SD
GO Bonds Series 2001A
  2.24%, 04/03/08 (a)(b)(c)(d)                           26,695           26,695
HARRISBURG AUTH
Water Refunding RB Series
  2002B
  2.26%, 04/03/08 (a)(b)(c)                               3,000            3,000
LUZERNE CNTY IDA
RB (Methodist Homes) Series
  2003
  2.30%, 04/02/08 (a)(b)                                    175              175
MONTGOMERY CNTY IDA
Pollution Control Refunding RB
  (Peco Energy Co) Series 1999A
  1.90%, 04/02/08 (a)(b)                                 22,900           22,900
MOON IDA
First Mortgage RB (Providence
  Point) Series 2007
  2.00%, 04/03/08 (a)(b)                                  5,000            5,000
NORTHHAMPTON CNTY
Cnty Agreement RB Series 2001
  2.24%, 04/03/08 (a)(b)(c)(d)                            9,995            9,995
RB (Binney & Smith) Series 1997B
  2.15%, 04/02/08 (a)(b)                                    710              710
PENNSYLVANIA
GO Bonds First Series of 2003
  2.23%, 04/03/08 (a)(b)(c)(d)                            3,645            3,645
GO Bonds Second Series 2002
  2.23%, 04/03/08 (a)(b)(c)(d)                            5,995            5,995
GO Bonds Second Series 2007A
  2.16%, 04/03/08 (a)(c)(d)                               5,380            5,380
GO Third Refunding Series 2004
  2.21%, 04/03/08 (a)(b)(c)(d)                            4,336            4,336
PENNSYLVANIA CONVENTION CENTER
  AUTH
RB Series 1989A
  2.79%, 04/03/08 (a)(b)(c)(d)                            7,180            7,180
PENNSYLVANIA ECONOMIC
  DEVELOPMENT FINANCE AUTH
Exempt Facilities RB (Amtrak)
  Series 2001B
  2.28%, 04/03/08 (a)(b)                                 14,000           14,000
PENNSYLVANIA ECONOMIC
  DEVELOPMENT FINANCING AUTH
RB (PPL Energy Supply) Series
  2007
  1.45%, 04/01/08 (a)(b)                                  6,000            6,000
PENNSYLVANIA HFA
S/F Mortgage RB Draw Down Series
  2003A
  2.75%, 06/01/08 (b)                                     3,070            3,070
S/F Mortgage RB Series 2004-82B
  1.90%, 04/02/08 (a)(c)                                  9,650            9,650
S/F Mortgage RB Series 2004-83B
  2.25%, 04/02/08 (a)(c)                                  1,945            1,945
S/F Mortgage RB Series 2005-88B
  1.90%, 04/02/08 (a)(c)                                  7,605            7,605
S/F Mortgage RB Series 2007-100A
  2.33%, 04/03/08 (a)(c)(d)                                 500              500
S/F Mortgage RB Series 2007-99A
  2.33%, 04/03/08 (a)(c)(d)                               2,250            2,250
PENNSYLVANIA HIGHER EDUCATION
  ASSISTANCE AGENCY
Student Loan RB Series 2006A
  5.75%, 04/02/08 (a)(b)(c)                              135,000          135,000
PENNSYLVANIA HIGHER EDUCATIONAL
  FACILITIES AUTH
RB (Univ of Pennsylvania) Series
  2005C
  2.29%, 04/03/08 (a)(c)(d)                               4,870            4,870
PENNSYLVANIA PUBLIC SCHOOL BUILDING
  AUTH
Lease RB (Philadelphia SD)
  Series 2006B
  2.23%, 04/03/08 (a)(b)(c)(d)                           28,265           28,265
PENNSYLVANIA STATE TURNPIKE
  COMMISSION
RB Series 2002A3
  2.05%, 04/02/08 (a)(c)                                  7,000            7,000
RB Series 2004A
  2.71%, 04/03/08 (a)(b)(c)(d)                            8,595            8,595
PENNSYLVANIA STATE UNIV
Bonds Series 2007A
  2.27%, 04/03/08 (a)(b)(c)(d)                           26,000           26,000
PHILADELPHIA
Airport RB Series 2005A
  3.50%, 04/03/08 (a)(b)(c)(d)                            1,960            1,960
Airport RB Series 2007A
  2.39%, 04/03/08 (a)(b)(c)(d)                            2,800            2,800
GO Refunding Bonds Series 2007B
  2.25%, 04/03/08 (a)(b)(c)                              10,000           10,000
RB Series 2007A
  2.29%, 04/03/08 (a)(b)(c)(d)                           34,760           34,760
TRAN Series 2007-2008A
  3.67%, 06/30/08                                        37,000           37,073
PHILADELPHIA IDA
RB (30th Street Station)
  2.75%, 04/02/08 (a)(b)(c)                              13,900           13,900
RB (Fox Chase Cancer Center
  Obligated Group) Series 2007B
  2.29%, 04/03/08 (a)(b)(c)(d)                            5,000            5,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
PHILADELPHIA REDEVELOPMENT AUTH
Qualified Redevelopment RB
  (Philadelphia Neighborhood
  Transformation Initiative) Series
  2005B
  2.27%, 04/03/08 (a)(b)(c)(d)                           30,650           30,650
PHILADELPHIA SD
TRAN Series 2007-2008A
  3.72%, 06/27/08 (b)                                    40,000           40,072
PHILADELPHIA WATER & SEWER
Water & Wastewater RB Series
  2005A
  2.30%, 04/02/08 (a)(b)(c)(d)                           10,000           10,000
TEMPLE UNIV
Univ Funding Obligations Series
  2007
  3.63%, 04/24/08                                        20,000           20,008
WILSON SD
GO Bonds Series 2007
  2.29%, 04/03/08 (a)(b)(c)(d)                            1,140            1,140
                                                                  --------------
                                                                         838,210
RHODE ISLAND 0.1%
--------------------------------------------------------------------------------
RHODE ISLAND ECONOMIC DEVELOPMENT
  CORP
Airport RB Series 2005A
  2.26%, 04/03/08 (a)(b)(c)(d)                            3,925            3,925
  4.32%, 04/03/08 (a)(b)(c)(d)                            4,440            4,440
Airport Refunding RB Series 2005C
  3.75%, 04/03/08 (a)(b)(c)(d)                            4,750            4,750
RHODE ISLAND HOUSING & MORTGAGE
  FINANCE CORP
Homeownership Opportunity
  Bonds Series 52B & 53B
  2.26%, 04/03/08 (a)(c)(d)                               6,295            6,295
RHODE ISLAND IDA
IDRB (Greystone of Lincoln)
  Series 2000
  2.50%, 04/03/08 (a)(b)                                    900              900
                                                                  --------------
                                                                          20,310
SOUTH CAROLINA 0.8%
--------------------------------------------------------------------------------
BEAUFORT-JASPER HIGHER EDUCATION
  COMMISSION
Student Housing RB (Univ of
  South Carolina-Beaufort) Series
  2005
  2.21%, 04/03/08 (a)(b)                                 16,460           16,460
BERKELEY CNTY SD
School Building Bonds Series
  2002
  2.30%, 04/02/08 (a)(b)(c)(d)                            7,575            7,575
GREENVILLE IDA
IDRB (Stevens Aviation Technical
  Services) Series 1997
  2.25%, 04/03/08 (a)(b)                                  3,500            3,500
SOUTH CAROLINA
GO Bonds (Univ of South
  Carolina) Series 2006B
  3.75%, 04/24/08 (c)(d)                                  4,125            4,125
SOUTH CAROLINA ASSOCIATION OF
  GOVERNMENTAL ORGANIZATIONS
Installment Purchase RB (Pickens
  Cnty SD) Series 2006
  3.81%, 06/19/08 (c)(b)(d)                              12,165           12,165
SOUTH CAROLINA HOUSING &
  DEVELOPMENT AUTH
M/F Rental Housing RB (Ashley Apts)
  Series 1999
  2.19%, 04/02/08 (a)(b)                                  3,785            3,785
M/F Rental Housing RB (Piedmont
  Manor Apts) Series 2000B1
  2.19%, 04/02/08 (a)(b)                                  5,645            5,645
M/F Rental Housing RB (Spartanburg
  Terrace Apts) Series 2000C1
  2.19%, 04/02/08 (a)(b)                                  1,960            1,960
M/F Rental Housing Refunding RB
  (Fairway Apts) Series 2001A
  2.35%, 04/02/08 (a)(b)                                  7,735            7,735
SOUTH CAROLINA JOBS ECONOMIC
  DEVELOPMENT AUTH
RB (Ashley Hall) Series 2007
  2.10%, 04/03/08 (a)(b)                                 19,000           19,000
RB (Holcim) Series 2003
  2.40%, 04/03/08 (a)(b)                                  6,250            6,250
RB (Innovative Fibers) Series 2007
  2.20%, 04/03/08 (a)(b)                                  7,600            7,600
SOUTH CAROLINA PUBLIC SERVICE AUTH
Revenue Obligations Series 2006A
  2.26%, 04/03/08 (a)(b)(c)(d)                            5,970            5,970
Revenue Obligations Series 2007A
  2.26%, 04/03/08 (a)(b)(c)(d)                           10,310           10,310
  2.39%, 04/03/08 (a)(b)(c)(d)                            4,785            4,785
TECP
  1.95%, 06/06/08 (c)                                    17,015           17,015
SPARTANBURG CNTY IDA
Refunding IDRB (Bemis Co)
  Series 1991
  2.15%, 04/03/08 (a)(b)                                  4,750            4,750
                                                                  --------------
                                                                         138,630
SOUTH DAKOTA 0.2%
--------------------------------------------------------------------------------
SOUTH DAKOTA HEALTH & EDUCATIONAL
  FACILITIES AUTH
RB (McKenna Hospital) Series
  1994
  4.50%, 04/04/08 (a)(b)(c)                              23,625           23,625
SOUTH DAKOTA HOUSING DEVELOPMENT
AUTH
Homeownership Mortgage Bonds Series
  2004G
  2.15%, 04/02/08 (a)(c)                                 11,000           11,000
M/F Housing RB (Harmony Heights)
  Series 2001
  2.36%, 04/03/08 (a)(b)                                  6,500            6,500
                                                                  --------------
                                                                          41,125

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
TENNESSEE 2.4%
--------------------------------------------------------------------------------
CARTER CNTY IDB
M/F Housing Refunding RB
  (Willow Run Apts) Series 1990
  2.36%, 04/04/08 (a)(b)                                  6,675            6,675
CHATTANOOGA HEALTH, EDUCATION &
  HOUSING FACILITY BOARD
RB (Baylor School) Series 1996
  2.09%, 04/02/08 (a)(b)                                  1,215            1,215
CLARKSVILLE PUBLIC BUILD AUTH
Financing RB (Murfreesboro Loans)
  Series 2008
  2.09%, 04/03/08 (a)(b)                                  7,000            7,000
Pooled Financing RB Series 2003
  1.15%, 04/01/08 (a)(b)                                  2,685            2,685
FRANKLIN CNTY IDB
IDRB (Hi-Tech) Series 1997
  2.31%, 04/02/08 (a)(b)                                  2,400            2,400
GRUNDY CNTY IDB
Limited Obligation RB (Toyo Seat
  USA Corp) Series 2001
  2.40%, 04/03/08 (a)(b)                                  2,385            2,385
HENDERSONVILLE IDB
Refunding IDRB (Betty Machine
  Co) Series 2001
  2.19%, 04/02/08 (a)(b)                                  2,945            2,945
JACKSON HEALTH, EDUCATIONAL &
  HOUSING FACILITY BOARD
M/F Housing RB (Patrician
  Terrace Apts) Series 2005
  2.28%, 04/03/08 (a)(b)                                  2,400            2,400
JACKSON IDB
Solid Waste Facility Bonds
  (Ameristeel Corp) Series 1997
  2.20%, 04/03/08 (a)(b)                                  3,800            3,800
JOHNSON CITY HEALTH & EDUCATIONAL
  FACILITIES BOARD
Hospital RB (Mountain States
  Health Alliance) Series 2008A
  1.90%, 04/02/08 (a)(b)                                  7,770            7,770
Hospital RB (Mountain States
  Health Alliance) Series 2007A
  1.83%, 04/02/08 (a)(b)                                 34,355           34,355
MCMINN CNTY IDA
Solid Waste Disposal Facilities RB
  (Bowater) Series 1999
  2.15%, 04/03/08 (a)(b)                                 13,500           13,500
METROPOLITAN GOVERNMENT OF
  NASHVILLE & DAVIDSON
GO Bonds Series 2008
  2.29%, 04/03/08 (a)(c)(d)                              43,700           43,700
Water & Sewer Refunding RB Series
  2008A
  2.27%, 04/03/08 (a)(b)(c)(d)                            6,200            6,200
METROPOLITAN GOVERNMENT OF
  NASHVILLE & DAVIDSON CNTY HEALTH &
  EDUCATIONAL FACILITIES BOARD
M/F Housing RB (Burning Tree Apts)
  Series 2005
  2.28%, 04/03/08 (a)(b)                                  8,460            8,460
M/F Housing RB (Chippington Tower
  Apts I & II) Series 2005
  2.37%, 04/03/08 (a)(b)                                 13,500           13,500
M/F Housing Refunding RB (Brentwood
  Oaks Apts) Series 1991
  2.24%, 04/03/08 (a)(b)                                 11,320           11,320
METROPOLITAN GOVERNMENT OF
  NASHVILLE & DAVIDSON CNTY IDB
M/F Housing RB (Arbor Crest) Series
  1985B
  2.23%, 04/03/08 (a)(b)                                 12,750           12,750
M/F Housing RB (Arbor Knoll) Series
  1985A
  2.23%, 04/03/08 (a)(b)                                 13,400           13,400
RB (Nashville Symphony Hall) Series
  2004
  2.10%, 04/03/08 (a)(b)                                 17,075           17,075
RB (YMCA) Series 2007
  2.10%, 04/03/08 (a)(b)                                 16,440           16,440
METROPOLITAN NASHVILLE AIRPORT AUTH
Passenger Facility Charge
  Refunding Bonds Series 2003
  2.19%, 04/02/08 (a)(b)                                  4,020            4,020
MONTGOMERY CNTY PUBLIC BUILDING
  AUTH
Pooled Financing RB (Tennessee Cnty
  Loan Pool) Series 1997
  2.10%, 04/03/08 (a)(b)                                 17,550           17,550
Pooled Financing RB (Tennessee Cnty
  Loan Pool) Series 2002
  1.15%, 04/01/08 (a)(b)                                  2,890            2,890
SHELBY CNTY HEALTH, EDUCATION &
  HOUSING FACILITY BOARD
RB (Rhodes College) Series 2000
  2.21%, 04/03/08 (a)(b)                                  9,295            9,295
RB (St Benedict at Auburndale High
  School) Series 2003
  2.21%, 04/03/08 (a)(b)                                  4,800            4,800
RB (The Hutchison School) Series 2005
  2.21%, 04/03/08 (a)(b)                                  9,860            9,860
TENNERGY CORP
Gas RB Series 2006A
  2.29%, 04/03/08 (a)(b)(c)(d)(g)                        103,880          103,880
TENNESSEE ENERGY ACQUISITION CORP
Gas Project RB Series 2006A
  2.24%, 04/03/08 (a)(b)(c)(d)                           11,250           11,250
Jr Gas Project RB Series 2006B
  2.32%, 04/03/08 (a)(b)(c)(d)                            4,966            4,966
TENNESSEE HOUSING DEVELOPMENT
  AGENCY
Homeownership Program Bonds
  Series 2001-1C
  2.27%, 04/03/08 (a)(c)(d)                               4,550            4,550

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
TENNESSEE HOUSING DEVELOPMENT
  AUTH
Homeownership Program Bonds
  Issue 20074
  2.43%, 04/02/08 (a)(c)(d)                              18,475           18,475
                                                                  --------------
                                                                         421,511
TEXAS 11.6%
--------------------------------------------------------------------------------
AMARILLO HEALTH FACILITY CORP
Refunding RB (Evangelical
  Lutheran Good Samaritan
  Society) Series 1997
  2.38%, 04/03/08 (a)(b)                                  3,155            3,155
AUSTIN
Electric Utility System Refunding RB
  Series 2006
  2.21%, 04/03/08 (a)(b)(c)(d)                            6,245            6,245
Public Improvement Bonds Series 2000
  2.24%, 04/03/08 (a)(c)(d)                               5,570            5,570
Refunding Bonds (Town Lake Park
  Community Events Center) Series
  2005
  2.27%, 04/03/08 (a)(b)(c)(d)                            1,300            1,300
Water &  Wastewater Refunding Bonds
  Series 2001A&B
  2.30%, 04/02/08 (a)(b)(c)(d)                            6,425            6,425
  2.27%, 04/03/08 (a)(b)(c)(d)                            4,600            4,600
Water & Wastewater Refunding RB
  Series 2005
  2.41%, 04/03/08 (a)(b)(c)(d)                            3,010            3,010
BEXAR CNTY HOUSING FINANCE CORP
M/F Housing RB (Villages at Lost
  Creek Apts) Series 2006A1
  2.27%, 04/03/08 (a)(b)(c)(d)                            9,160            9,160
BRAZOS CNTY HEALTH FACILITIES
  DEVELOPMENT CORP
RB (Franciscan Services Corp
  Obligated Group) Series
  1997A&B
  3.21%, 04/03/08 (a)(b)(c)(d)                           53,540           53,540
BRAZOS RIVER AUTH
Pollution Control Refunding RB
  (TXU Energy Co) Series 2001A
  2.30%, 04/02/08 (a)(b)                                 10,000           10,000
BRAZOS RIVER HARBOR NAVIGATION
  DISTRICT
RB (Dow Chemical) Series 2002B
  2.27%, 04/03/08 (a)(b)(c)(d)                            4,070            4,070
CADDO MILLS ISD
Unlimited Tax School Building
  Bonds Series 2007
  2.27%, 04/03/08 (a)(b)(c)(d)                            5,283            5,283
COLLIN CNTY HFA
M/F Housing RB (Huntington
  Apts) Series 1996
  2.30%, 04/03/08 (a)(b)                                  6,150            6,150
CYPRESS-FAIRBANKS ISD
Unlimited Tax Schoolhouse &
  Refunding Bonds Series 2006
  2.23%, 04/03/08 (a)(b)(c)(d)                            4,770            4,770
DALLAS
GO Bonds Series 2005
  2.24%, 04/03/08 (a)(c)(d)(g)                           31,840           31,840
Waterworks & Sewer System CP
  Series B
  2.00%, 06/26/08 (c)                                     7,000            7,000
  2.10%, 06/26/08 (c)                                    32,607           32,607
DALLAS AREA RAPID TRANSIT
Sr Lien Sales Tax Refunding RB Series
  2007
  2.27%, 04/03/08 (a)(b)(c)(d)                            4,940            4,940
  2.71%, 04/03/08 (a)(b)(c)(d)                           32,425           32,425
DALLAS FORT WORTH INTERNATIONAL
  AIRPORT
Joint Improvement RB Series 2003A
  2.26%, 04/03/08 (a)(b)(c)(d)                           14,990           14,990
  2.39%, 04/03/08 (a)(b)(c)(d)                            2,500            2,500
DALLAS ISD
Unlimited Tax School Building
  Bonds Series 2006
  2.23%, 04/03/08 (a)(b)(c)(d)(g)                        29,140           29,140
DALLAS WATER & SEWER UTILITIES
Refunding & Improvement RB
  Series 2006
  2.26%, 04/03/08 (a)(b)(c)(d)                            6,485            6,485
DENTON UTILITY SYSTEM
RB Series 2000A
  2.21%, 04/03/08 (a)(b)(c)(d)                            5,230            5,230
DICKINSON ISD
Unlimited Tax Schoolhouse &
  Refunding Bonds Series 2005
  2.27%, 04/03/08 (a)(b)(c)(d)                            1,895            1,895
DUNCANVILLE ISD
Unlimited Tax Refunding Bonds
  Series 2005
  2.24%, 04/03/08 (a)(b)(c)(d)                            4,355            4,355
EL PASO
GO Bonds Series 2006
  2.26%, 04/03/08 (a)(b)(c)(d)                            7,490            7,490
EL PASO CNTY HOSPITAL DISTRICT
Combination Tax and Revenue
  Certificates of Obligation Series
  2005
  2.27%, 04/03/08 (a)(b)(c)(d)                           20,005           20,005
EL PASO ISD
Unlimited Tax School Building
  Bonds Series 2007
  2.24%, 04/03/08 (a)(b)(c)(d)                            8,740            8,740
GALVESTON CNTY
GO Refunding Bonds Series 2007
  2.26%, 04/03/08 (a)(b)(c)(d)                            6,240            6,240
GARLAND ISD
Unlimited Tax School Building
  Bonds Series 2004B
  3.90%, 06/16/08 (b)(c)                                  6,800            6,783
GRAND PRAIRIE IDA
IDRB (NTA Leasing Co) Series
  1994
  2.40%, 04/02/08 (a)(b)                                  1,025            1,025

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
GRAPEVINE IDA
Airport Improvement RB (Simuflite
Training International) Series 1983A
  2.45%, 04/01/08 (b)                                    38,000           38,000
GREATER EAST TEXAS STUDENT LOAN
CORP
RB Series 1992B
  3.85%, 07/01/08 (b)                                    14,000           14,000
RB Series 1995B
  3.85%, 07/01/08 (b)                                    10,000           10,000
GREATER TEXAS STUDENT LOAN CORP
RB Series 1998A
  2.25%, 04/03/08 (a)(b)                                 10,250           10,250
GULF COAST IDA
IDRB (Gruma Corp) Series 1994
  2.35%, 04/02/08 (a)(b)                                  6,440            6,440
GULF COAST WASTE DISPOSAL AUTH
Environmental Facilities RB
  (ExxonMobil) Series 2000
  1.00%, 04/01/08 (a)                                     6,400            6,400
Environmental Facilities RB
  (ExxonMobil) Series 2001A
  1.00%, 04/01/08 (a)                                    20,600           20,600
Environmental Facilities RB
  (ExxonMobil) Series 2001B
  1.00%, 04/01/08 (a)                                     7,500            7,500
HARRIS CNTY
Permanent Improvement Refunding
  Bonds Series 2004A
  2.24%, 04/03/08 (a)(c)(d)                              20,875           20,875
Permanent Improvement Refunding
  Bonds Series 2006A & Unlimited Tax
  Road & Refunding Bonds Series
  2006B
  2.29%, 04/03/08 (a)(c)(d)                               5,800            5,800
Toll Road Sr Lien Refunding RB Series
  2005A
  2.29%, 04/03/08 (a)(b)(c)(d)                            3,845            3,845
Unlimited Tax Road Refunding Bonds
  Series 2008A
  2.24%, 04/03/08 (a)(c)(d)                               2,500            2,500
HARRIS CNTY FLOOD CONTROL DISTRICT
Improvement Bonds Series 2007
  2.29%, 04/03/08 (a)(c)(d)                               1,315            1,315
HARRIS CNTY HEALTH FACILITIES
  DEVELOPMENT CORP
Hospital Refunding RB (Memorial
  Hermann Healthcare System)
  Series 2008A
  2.05%, 04/02/08 (a)(b)(c)                              20,000           20,000
HARRIS CNTY HFA
M/F Housing RB (Village At
  Cornerstone Apts) Series 2004
  2.15%, 04/03/08 (a)(b)                                  8,360            8,360
HARRIS CNTY HOUSING FINANCE CORP
M/F Housing RB (Lafayette
  Village Apts) Series 2006
  2.15%, 04/03/08 (a)(b)                                  7,100            7,100
HARRIS COUNTY HOUSING FINANCE CORP
M/F Housing RB (Dominion
  Square Apts) Series 2000
  2.77%, 04/03/08 (a)(b)                                     40               40
HOUSTON
Airport System Subordinate Lien
  Refunding RB Series 2007B
  2.27%, 04/03/08 (a)(b)(c)(d)                           23,000           23,000
First Lien Refunding RB Series 2004A
  2.24%, 04/03/08 (a)(b)(c)(d)                           14,530           14,530
Public Improvement Refunding Bonds
  Series 1998A
  2.25%, 04/03/08 (a)(c)(d)                              21,650           21,650
Water & Sewer System Jr Lien
  Refunding RB Series 2002A
  2.24%, 04/03/08 (a)(b)(c)(d)                            6,530            6,530
HOUSTON COMBINED UTILITY SYSTEM
First Lien Refunding RB Series
  2007A
  2.27%, 04/03/08 (a)(b)(c)(d)                            5,170            5,170
HOUSTON HIGHER EDUCATION FINANCE
  CORP
Higher Education RB (Rice Univ) Series
  2007A
  2.23%, 04/03/08 (a)(c)(d)                               3,430            3,430
  2.29%, 04/03/08 (a)(c)(d)                               9,240            9,240
Higher Education Refunding RB (Rice
  Univ) Series 2006B
  1.95%, 04/02/08 (a)(c)                                  4,700            4,700
HOUSTON ISD
Limited Tax School Building Bonds
  Series 2005
  2.26%, 04/03/08 (a)(b)(c)(d)                           11,550           11,550
Limited Tax Schoolhouse &  Refunding
  Bonds Series 2003
  2.24%, 04/03/08 (a)(b)(c)(d)                            5,245            5,245
JEWETT ECONOMIC DEVELOPMENT CORP
IDRB (Nucor Corp) Series 2003
  2.35%, 04/02/08 (a)                                     6,200            6,200
KATY ISD
Unlimited Tax School Building
  Bonds Series 2000A
  2.24%, 04/03/08 (a)(b)(c)(d)                            9,095            9,095
KELLER ISD
Unlimited Tax School Building &
  Refunding Bonds Series 2005
  2.26%, 04/03/08 (a)(b)(c)(d)                            4,775            4,775
KENDALL CNTY HEALTH FACILITIES
DEVELOPMENT CORP
Health Care RB (Morningside
  Ministries) Series 2008
  2.12%, 04/03/08 (a)(b)                                  5,900            5,900
KLEIN ISD
Unlimited Tax Schoolhouse Bonds
  Series 2005
  2.27%, 04/03/08 (a)(b)(c)(d)                           12,805           12,805

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
LAMAR CONSOLIDATED ISD
Unlimited Tax Schoolhouse Bonds
  Series 2007
  2.23%, 04/03/08 (a)(b)(c)(d)                            4,950            4,950
  2.29%, 04/03/08 (a)(b)(c)(d)                            8,205            8,205
LAVACA-NAVIDAD RIVER AUTH
Water Supply System Contract
  RB (Formosa Plastics Corp)
  Series 1990
  2.07%, 04/02/08 (a)(b)(e)                              13,600           13,600
LEANDER ISD
Unlimited Tax School Building &
  Refunding Bonds Series 2003
  2.23%, 04/03/08 (a)(b)(c)(d)                           10,000           10,000
LOVEJOY ISD
Unlimited Tax School Building
  Bonds Series 2008
  2.27%, 04/03/08 (a)(b)(c)(d)                            3,275            3,275
LOWER COLORADO RIVER AUTH
Refunding RB Series 1999A
  2.28%, 04/03/08 (a)(b)(c)(d)                           10,770           10,770
MANOR ISD
Unlimited Tax School Building
  Bonds Series 2007
  2.24%, 04/03/08 (a)(b)(c)(d)                            4,920            4,920
MANSFIELD IDA
IDRB (Southern Champion Tray)
  Series 1999
  2.19%, 04/02/08 (a)(b)                                    800              800
MCALLEN ISD
Unlimited Tax School Building &
  Refunding Bonds Series 2005
  2.25%, 04/02/08 (a)(b)(c)(d)                           11,000           11,000
MIDLOTHIAN ISD
Unlimited Tax School Building &
  Refunding Bonds Series 2004
  2.30%, 04/03/08 (a)(b)(c)(d)                            8,840            8,840
MONTGOMERY CNTY
Unlimited Tax Road Bonds Series
  2006A
  2.27%, 04/03/08 (a)(b)(c)(d)                            4,235            4,235
NORTH EAST ISD
Unlimited Tax Refunding Bonds Series
  2005
  2.29%, 04/03/08 (a)(b)(c)(d)                            2,680            2,680
Unlimited Tax Refunding Bonds Series
  2007
  2.23%, 04/03/08 (a)(b)(c)(d)                           13,430           13,430
  2.24%, 04/03/08 (a)(b)(c)(d)                           12,265           12,265
Unlimited Tax School Building Bonds
  Series 2004
  2.26%, 04/03/08 (a)(b)(c)(d)                            5,820            5,820
Unlimited Tax School Building Bonds
  Series 2007A
  2.27%, 04/03/08 (a)(b)(c)(d)                            5,535            5,535
  2.29%, 04/03/08 (a)(b)(c)(d)                            9,070            9,070
NORTH TEXAS HIGHER EDUCATION AUTH
RB Series 2007A
  2.30%, 04/02/08 (a)(b)                                 25,650           25,650
Student Loan RB Series 1998
  2.20%, 04/02/08 (a)(b)                                  9,000            9,000
NORTH TEXAS MUNICIPAL WATER DISTRICT
RB Series 2006
  2.29%, 04/03/08 (a)(b)(c)(d)                            7,305            7,305
  2.34%, 04/03/08 (a)(b)(c)(d)                            4,910            4,910
NORTHWEST ISD
Unlimited Tax Refunding Bonds Series
  2005
  2.23%, 04/03/08 (a)(b)(c)(d)                           29,005           29,005
Unlimited Tax School Building Bonds
  Series 2007
  2.24%, 04/03/08 (a)(b)(c)(d)                            3,595            3,595
PANHANDLE PLAINS HIGHER EDUCATION
  AUTH
Student Loan RB Series 1991A
  5.75%, 04/02/08 (a)(b)(c)                              32,700           32,700
Student Loan RB Series 1992A
  5.75%, 04/02/08 (a)(b)(c)                               7,300            7,300
  5.75%, 04/02/08 (a)(b)(c)                              22,000           22,000
Student Loan RB Series 1993A
  5.75%, 04/02/08 (a)(b)(c)                              48,800           48,800
PEARLAND ISD
Unlimited Tax Schoolhouse RB
  Series 2007
  2.24%, 04/03/08 (a)(b)(c)(d)                            6,000            6,000
RIESEL INDUSTRIAL DEVELOPMENT
  CORPORATION
Solid Waste Disposal RB (Sandy
  Creek Energy Associates)
  Series 2007
  2.28%, 04/02/08 (a)(b)                                 11,250           11,250
SAN ANTONIO
Electric & Gas Systems RB New Series
  2005
  2.27%, 04/03/08 (a)(b)(c)(d)                            3,000            3,000
Revenue Improvement Bonds Series
  2007
  2.27%, 04/03/08 (a)(b)(c)(d)                            7,565            7,565
SAN ANTONIO ELECTRIC & GAS SYSTEM
Electric & Gas Systems Refunding RB
  New Series 2007
  2.23%, 04/03/08 (a)(c)(d)                              29,700           29,700
  2.29%, 04/03/08 (a)(c)(d)                               3,740            3,740
SAN ANTONIO EMPOWERMENT ZONE
  DEVELOPMENT CORP
Contract RB (Drury Southwest
  Hotel) Series 2005
  2.20%, 04/03/08 (a)(b)                                 10,450           10,450
SAN ANTONIO IDA
IDRB (Gruma Corp) Series 1994
  2.35%, 04/02/08 (a)(b)                                  4,095            4,095
SAN ANTONIO ISD
Unlimited Tax Refunding Bonds
  Series 2006
  2.29%, 04/03/08 (a)(b)(c)(d)                            5,815            5,815
SEMINOLE ISD
Unlimited Tax School Building
  Bonds Series 2007A
  2.27%, 04/03/08 (a)(b)(c)(d)                            4,245            4,245

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
SOUTHEAST TEXAS HOUSING FINANCE
  CORP
M/F Housing RB (Piedmont Apts)
  Series 2006
  2.15%, 04/03/08 (a)(b)                                 14,000           14,000
SOUTHWEST ISD
Unlimited Tax Refunding Bonds
  Series 2005
  2.27%, 04/03/08 (a)(b)(c)(d)                            1,500            1,500
SPRING ISD
Unlimited Tax Schoolhouse & Refunding
  Bonds Series 2008A
  2.23%, 04/03/08 (a)(b)(c)(d)                           11,435           11,435
Unlimited Tax Schoolhouse Bonds
  Series 2005
  2.26%, 04/03/08 (a)(b)(c)(d)                           26,645           26,645
TARRANT CNTY CULTURAL EDUCATION
  FACILITIES FINANCE CORP
Texas Health Resources System
  Refunding RB Series 2007A
  2.24%, 04/03/08 (a)(c)(d)                               8,625            8,625
TEXAS
GO Bonds (Veterans' Housing
  Assistance Program-Fund II) Series
  2002A2
  2.30%, 04/02/08 (a)(c)                                  6,000            6,000
GO Refunding Bonds (College Student
  Loan) Series 2003
  3.93%, 07/01/08 (c)                                    10,630           10,630
  3.93%, 02/01/09 (c)                                    20,000           20,000
Texas College Student Loan Bonds
  Series 2007
  2.30%, 04/03/08 (a)(c)(d)                               2,405            2,405
TRAN Series 2007
  4.50%, 08/28/08                                       200,000          200,644
TEXAS A&M BOARD OF REGENTS
Permanent Univ Fund Bonds
  Series 1998
  2.23%, 04/03/08 (a)(c)(d)                              25,695           25,695
TEXAS DEPT OF HOUSING & COMMUNITY
AFFAIRS
M/F Housing RB (Atascocita Pines Apts)
  Series 2005
  2.15%, 04/03/08 (a)(b)                                 11,900           11,900
M/F Housing RB (Bristol Apts) Series
  2004
  2.15%, 04/03/08 (a)(b)                                  8,400            8,400
M/F Housing RB (Creek Point Apts)
  Series 2000
  2.26%, 04/02/08 (a)(b)                                  6,470            6,470
M/F Housing RB (Montgomery Pines
  Apts) Series 2004
  2.15%, 04/03/08 (a)(b)                                 12,300           12,300
M/F Housing RB (Pinnacle Apts) Series
  2004
  2.15%, 04/03/08 (a)(b)                                  6,900            6,900
M/F Housing RB (Tower Ridge Apts)
  Series 2005
  2.37%, 04/03/08 (a)(b)                                 15,000           15,000
Residential Mortgage RB Series 1998A
  2.27%, 04/03/08 (a)(c)(d)                              14,950           14,950
Residential Mortgage Refunding RB
  Series 2003A
  2.26%, 04/03/08 (a)(c)(d)                              10,000           10,000
S/F Mortgage RB Series 2002 A&B
  2.37%, 04/03/08 (a)(b)(c)(d)                            4,005            4,005
TEXAS DEPT OF TRANSPORTATION
GO Mobility Fund Bonds Series 2006
  2.24%, 04/03/08 (a)(c)(d)                               3,000            3,000
  2.27%, 04/03/08 (a)(c)(d)                               7,585            7,585
GO Mobility Fund Bonds Series 2007
  2.23%, 04/03/08 (a)(c)(d)                              43,750           43,750
GO Mobility Funds Series 2006
  2.20%, 04/03/08 (a)(c)(d)                               6,775            6,775
State Highway Fund Revenue CP Notes
  Series A
  1.60%, 05/02/08 (b)                                     6,750            6,750
  2.40%, 05/02/08 (b)                                    30,000           30,000
TEXAS MUNICIPAL GAS ACQUISITION &
SUPPLY CORP II
Gas Supply RB Series 2007A
  2.33%, 04/03/08 (a)(b)(c)(d)                           28,330           28,330
Gas Supply RB Series 2007AB
  2.35%, 04/03/08 (a)(b)(c)(d)                           69,985           69,985
Gas Supply RB Series 2007B
  2.31%, 04/03/08 (a)(b)(c)(d)                           71,000           71,000
TEXAS PUBLIC FINANCE AUTH
Unemployment Compensation
  Obligation Assessment RB
  Series 2003C4
  1.95%, 06/06/08 (c)                                    12,600           12,600
TEXAS STATE AFFORDABLE HOUSING CORP
S/F Mortgage RB (Professional
  Educators Home Loan Program)
  Series 2006A
  2.40%, 04/02/08 (a)(c)(d)                              17,159           17,159
TEXAS STATE UNIV SYSTEM BOARD OF
  REGENTS
Revenue Financing System RB
  Series 2006
  2.23%, 04/03/08 (a)(b)(c)(d)                           19,335           19,335
TEXAS TRANSPORTATION COMMISSION
GO Mobility Fund Bonds Series 2006
  2.24%, 04/03/08 (a)(c)(d)                              11,665           11,665
GO Mobility Fund Bonds Series 2006A
  2.29%, 04/03/08 (a)(c)(d)                               2,200            2,200
GO Mobility Fund Bonds Series 2007
  2.23%, 04/03/08 (a)(c)(d)                              30,500           30,500
GO Mobility Fund Bonds Series 2005A
  2.24%, 04/03/08 (a)(c)(d)                               5,920            5,920
  2.24%, 04/03/08 (a)(c)(d)                               4,700            4,700
TEXAS WATER DEVELOPMENT BOARD
GO Water Financial Assistance
  Bonds Series 2007D
  2.30%, 04/03/08 (a)(c)(d)                               2,905            2,905

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
TRINITY RIVER AUTH
Solid Waste Disposal RB
  (Community Waste Disposal)
  Series 1999
  2.35%, 04/02/08 (a)(b)                                  2,200            2,200
UNIV OF TEXAS
Permanent Univ Fund Notes Series A
  1.15%, 06/09/08                                        10,780           10,748
  1.95%, 06/09/08                                        15,000           15,000
  2.10%, 06/09/08                                         7,000            7,000
  3.35%, 06/09/08                                        13,878           13,878
  3.35%, 06/09/08                                        15,000           15,000
Permanent Univ Fund Refunding Bonds
  Series 2006B
  2.20%, 04/03/08 (a)(c)(d)                              16,753           16,754
  2.24%, 04/03/08 (a)(c)(d)                              14,380           14,380
Refunding Bonds Series 2007B
  1.95%, 04/03/08 (a)                                    23,000           23,000
Revenue Financing System Bonds
  Series 2008B
  2.10%, 04/01/08 (a)                                    11,400           11,400
  2.07%, 04/03/08 (a)                                    20,520           20,520
WACO HEALTH FACILITIES DEVELOPMENT
  CORP
Mortgage RB (Hillcrest Health
  System) Series 2006A
  2.26%, 04/03/08 (a)(b)(c)(d)                           10,870           10,870
WEST UNIV PLACE
Permanent Improvement
  Refunding Bonds Series 2005
  2.27%, 04/03/08 (a)(b)(c)(d)                            4,960            4,960
                                                                  --------------
                                                                       2,036,706
UTAH 0.9%
--------------------------------------------------------------------------------
INTERMOUNTAIN POWER AGENCY
Power Supply RB Series 1985F
  2.75%, 09/15/08 (b)(c)                                  5,000            5,000
  3.51%, 09/15/08 (b)(c)                                  4,000            4,000
Power Supply Refunding RB Series 1985E
  2.75%, 09/15/08 (b)(c)                                 29,000           29,000
RIVERTON
Hospital RB (IHC Health Services)
  Series 2007A
  2.29%, 04/03/08 (a)(c)(d)                              14,015           14,015
SALT LAKE CITY
Hospital RB (IHC Health Services)
  Series 2001
  2.40%, 04/03/08 (a)(b)(c)(d)                           22,950           22,950
UNIV OF UTAH
Student Loan RB Series 1993A
  2.30%, 04/02/08 (a)(b)                                  5,000            5,000
UTAH BUILDING OWNERSHIP AUTH
Lease Refunding RB Series 1998C
  2.28%, 04/03/08 (a)(b)(c)(d)                            9,695            9,695
UTAH STATE BOARD OF REGENTS
Hospital Refunding RB (Univ of
  Utah) Series 2006A
  3.78%, 08/13/08 (b)(c)(d)(g)                           49,510           49,510
UTAH TRANSIT AUTH
Subordinated Sales Tax Refunding RB
  Series 2007A
  2.24%, 04/03/08 (a)(b)(c)(d)                            7,430            7,430
  2.24%, 04/03/08 (a)(b)(c)(d)                           10,610           10,610
                                                                  --------------
                                                                         157,210
VERMONT 0.1%
--------------------------------------------------------------------------------
VERMONT ECONOMIC DEVELOPMENT AUTH
IDRB (Agri-Mark) Series 1999A
  2.36%, 04/03/08 (a)(b)                                 17,000           17,000
IDRB (Agri-Mark) Series 1999B
  2.36%, 04/03/08 (a)(b)                                  1,000            1,000
                                                                  --------------
                                                                          18,000
VIRGINIA 1.5%
--------------------------------------------------------------------------------
ARLINGTON CNTY IDA
M/F Housing RB (Gates of
  Ballston Apts) Series 2005
  2.32%, 04/02/08 (a)(b)                                 14,500           14,500
CHESTERFIELD CNTY ECONOMIC
  DEVELOPMENT AUTH
RB (Bon Secours Health System) Series 2008C1
  2.05%, 04/02/08 (a)(b)(c)                               7,140            7,140
HENRICO ECONOMIC DEVELOPMENT AUTH
RB (Bon Secours Health System )
  Series 2008B1
  2.07%, 04/02/08 (a)(b)(c)                               5,145            5,145
RB (Bon Secours Health System)
  Series 2008B2
  2.07%, 04/02/08 (a)(b)(c)                               5,150            5,150
KING GEORGE CNTY
Solid Waste Disposal Facility RB
  (Garnet) Series 1996
  2.20%, 04/03/08 (a)(b)                                  3,700            3,700
NEWPORT NEWS IDA
RB (CNU Warwick Student Apts)
  Series 2004
  2.10%, 04/03/08 (a)(b)                                  4,000            4,000
PORTSMOUTH REDEVELOPMENT &
  HOUSING AUTH
M/F Housing RB (Churchland
  North Apts) Series 1999
  2.19%, 04/02/08 (a)(b)                                  6,070            6,070
RUSSELL CNTY IDA
Hospital RB (Mountain States
  Alliance) Series 2008B
  1.90%, 04/02/08 (a)(b)                                 27,115           27,115
SMYTH CNTY IDA
Hospital RB (Mountain States
  Health Alliance) Series 2007C
  1.83%, 04/02/08 (a)(b)                                 36,575           36,575
VIRGINIA BEACH DEVELOPMENT AUTH
M/F Residential Rental Housing
  RB (Silver Hill at Thalia)
  Series 1999
  2.19%, 04/02/08 (a)(b)                                  3,900            3,900

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
VIRGINIA COLLEGE BUILDING AUTH
Educational Facilities RB Series 2006A
  2.22%, 04/03/08 (a)(c)(d)                               6,015            6,015
Educational Facilities RB Series 2007A
  2.29%, 04/03/08 (a)(c)(d)                              26,620           26,620
VIRGINIA HOUSING DEVELOPMENT AUTH
Commonwealth Mortgage Bonds Series
  2001H1
  2.33%, 04/03/08 (a)(b)(c)(d)                           16,720           16,720
Commonwealth Mortgage Bonds Series
  2006D1
  2.30%, 04/02/08 (a)(c)(d)                               7,365            7,365
Commonwealth Mortgage Bonds Series
  2006D2
  2.30%, 04/02/08 (a)(c)(d)                               7,400            7,400
Commonwealth Mortgage Draw-Down
  Bonds Series 2007A5
  2.35%, 04/17/08                                        30,000           30,000
VIRGINIA PORT AUTH
Port Facilities RB Series 2006
  2.36%, 04/03/08 (a)(b)(c)(d)                            3,000            3,000
Port Fund RB (2002 Resolution) Series 2005A
  2.26%, 04/03/08 (a)(b)(c)(d)                            2,615            2,615
VIRGINIA UNIV HEALTH SYSTEM AUTH
RB Series 2008C
  1.42%, 04/01/08 (a)(b)                                  5,000            5,000
WINCHESTER IDA
Hospital RB (Valley Health System)
  Series 2007
  4.28%, 04/03/08 (a)(b)(c)(d)                           34,735           34,735
Hospital RB (Winchester Medical
  Center) Series 1991
  2.22%, 04/03/08 (a)(b)(c)(d)                           14,590           14,590
                                                                  --------------
                                                                         267,355
WASHINGTON 4.4%
--------------------------------------------------------------------------------
CASCADE WATER ALLIANCE
Water System RB Series 2006
  2.24%, 04/03/08 (a)(b)(c)(d)                            8,650            8,650
CENTRAL PUGET SOUND REGIONAL TRANSIT AUTH
Sales Tax Bonds Series 2007A
  2.29%, 04/03/08 (a)(b)(c)(d)                            3,300            3,300
DOUGLAS CNTY DEVELOPMENT CORP
RB (Executive Flight) Series 1998
  2.20%, 04/03/08 (a)(b)                                  5,700            5,700
ENERGY NORTHWEST
Refunding Electric RB (Columbia
  Generating Station & Project No. 3)
  Series 2001A
  2.27%, 04/03/08 (a)(b)(c)(d)                           25,500           25,500
Refunding Electric RB (Project No.1)
  Series 2002A
  2.23%, 04/03/08 (a)(b)(c)(d)(g)                        32,460           32,460
Refunding Electric RB (Project No.3)
  Series 2003A
  2.24%, 04/03/08 (a)(b)(c)(d)                            5,195            5,195
KING CNTY
Limited Tax GO Refunding Bonds
  Series 2008
  2.27%, 04/03/08 (a)(c)(d)                               3,560            3,560
  2.29%, 04/03/08 (a)(c)(d)                               3,800            3,800
Sewer RB 2007
  2.28%, 04/03/08 (a)(b)(c)(d)                           31,250           31,250
Sewer Refunding RB Series 2006
  2.23%, 04/03/08 (a)(b)(c)(d)                            7,645            7,645
KING CNTY PUBLIC HOSPITAL DISTRICT
  NO. 1
Limited Tax GO Refunding Bonds
  Series 2008A
  2.27%, 04/03/08 (a)(b)(c)(d)                            3,925            3,925
OLYMPIA
Solid Waste RB (LeMay
  Enterprises) Series 1999
  2.35%, 04/02/08 (a)(b)                                  3,290            3,290
PIERCE CNTY
IDRB (McFarland Cascade)
  Series 1996
  2.45%, 04/03/08 (a)(b)                                  3,945            3,945
PIERCE CNTY ECONOMIC DEVELOPMENT
  CORP
RB (Flex-A-Lite Consolidated) Series
  1996
  2.20%, 04/02/08 (a)(b)                                  1,800            1,800
Solid Waste RB (LeMay Enterprises)
  Series 1999
  2.35%, 04/02/08 (a)(b)                                    575              575
PORT OF CENTRALIA IDA
Solid Waste RB (LeMay Enterprises)
  Series 1999
  2.35%, 04/02/08 (a)(b)                                    360              360
PORT OF SEATTLE
Passenger Facility Charge RB Series
  1998A
  2.24%, 04/03/08 (a)(b)(c)(d)                           13,500           13,500
RB Series 2001B
  2.26%, 04/03/08 (a)(b)(c)(d)                           15,745           15,745
RB Series 2003A
  2.21%, 04/03/08 (a)(b)(c)(d)                            1,000            1,000
  2.21%, 04/03/08 (a)(b)(c)(d)                           28,105           28,105
RB Series 2003B
  2.51%, 04/03/08 (a)(b)(c)(d)                            5,140            5,140
Subordinate Lien RB Series 2005
  2.25%, 04/02/08 (a)(b)                                  8,500            8,500
PORT OF TACOMA
Limited Tax GO Bonds Series 2008A
  2.21%, 04/03/08 (a)(b)(c)(d)                            7,420            7,420
SEATTLE
Limited Tax GO Improvement &
  Refunding Bonds Series 2007
  2.29%, 04/03/08 (a)(c)(d)                               5,910            5,910
Refunding RB Series 2002
  2.71%, 04/03/08 (a)(b)(c)(d)                            7,325            7,325
Solid Waste Refunding RB Series 2007
  2.21%, 04/03/08 (a)(b)(c)(d)                            8,772            8,772

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
SEATTLE HOUSING AUTH
RB Series 1996
  2.20%, 04/02/08 (a)(b)                                  3,185            3,185
SNOHOMISH CNTY PUBLIC UTILITY
  DISTRICT NO.1
Electric System Refunding RB
  Series 2005A
  2.27%, 04/03/08 (a)(b)(c)(d)                            7,375            7,375
TACOMA
Water System RB Series 2001
  2.71%, 04/03/08 (a)(b)(c)(d)                           13,880           13,880
TACOMA HOUSING AUTH
RB (Crown Assisted Living) Series 1998
  2.29%, 04/02/08 (a)(b)                                  2,810            2,810
UNIV OF WASHINGTON
RB Series 2007
  2.27%, 04/03/08 (a)(b)(c)(d)                           28,630           28,630
WASHINGTON
GO Bonds Series 2000B
  2.24%, 04/03/08 (a)(c)(d)                              11,955           11,955
GO Bonds Series 2003A
  2.30%, 04/03/08 (a)(b)(c)(d)                            5,170            5,170
GO Bonds Series 2003C
  2.31%, 04/03/08 (a)(b)(c)(d)                            4,590            4,590
  2.31%, 04/03/08 (a)(b)(c)(d)                            7,335            7,335
GO Bonds Series 2008B
  2.24%, 04/03/08 (a)(b)(c)(d)                           31,105           31,105
GO Refunding Bonds Series R-2006A
  2.71%, 04/03/08 (a)(b)(c)(d)                           25,951           25,950
Motor Vehicle Fuel Tax GO Bonds
  Series 2006E
  2.27%, 04/03/08 (a)(b)(c)(d)                            6,160            6,160
  2.71%, 04/03/08 (a)(b)(c)(d)                           15,815           15,815
Motor Vehicle Fuel Tax GO Bonds
  Series 2007D
  2.29%, 04/03/08 (a)(b)(c)(d)                           15,945           15,945
Motor Vehicle Fuel Tax GO Bonds
  Series 2008B
  2.16%, 04/03/08 (a)(c)(d)                               1,500            1,500
  2.29%, 04/03/08 (a)(b)(c)(d)                            6,000            6,000
Motor Vehicle Fuel Tax GO Bonds
  Series 2008D
  2.16%, 04/03/08 (a)(c)(d)                               7,835            7,835
  2.74%, 01/01/09                                         8,880            8,930
Various Purpose GO Bonds Series
  2002B
  2.27%, 04/03/08 (a)(b)(c)(d)                           29,540           29,540
Various Purpose GO Bonds Series
  2005D
  2.24%, 04/03/08 (a)(b)(c)(d)                            5,930            5,930
  2.29%, 04/03/08 (a)(b)(c)(d)                            3,455            3,455
Various Purpose GO Bonds Series
  2006D
  3.80%, 07/10/08 (a)(b)(c)(d)                            8,585            8,585
Various Purpose GO Bonds Series
  2008A
  2.24%, 04/03/08 (a)(c)(d)                               6,000            6,000
Various Purpose GO Bonds Series
  2008C
  2.29%, 04/03/08 (a)(c)(d)                               1,225            1,225
Various Purpose GO Refunding Bonds
  Series R2005A & R2006A
  2.71%, 04/03/08 (a)(b)(c)(d)                            7,625            7,625
WASHINGTON ECONOMIC DEVELOPMENT
FINANCE AUTH
RB (Hunter Douglas) Series 1997A
  2.19%, 04/02/08 (a)(b)                                  3,500            3,500
Solid Waste Disposal RB (Cedar Grove
  Composting) Series 2004B
  2.35%, 04/02/08 (a)(b)                                 14,855           14,855
Solid Waste Disposal RB (Heirborne
  Investments LLC) Series 2006K
  2.35%, 04/02/08 (a)(b)                                  5,840            5,840
Solid Waste Disposal RB (Lemay
  Enterprises) Series 2005B
  2.35%, 04/02/08 (a)(b)                                  5,350            5,350
Solid Waste Disposal RB (Specialty
  Chemical Products LLC) Series 2007
  2.20%, 04/03/08 (a)(b)                                 20,800           20,800
Solid Waste Disposal RB (Waste
  Management) Series 2000C
  2.20%, 04/02/08 (a)(b)                                  5,500            5,500
Solid Waste Disposal RB (Waste
  Management) Series 2000H
  2.20%, 04/02/08 (a)(b)                                  6,825            6,825
Solid Waste Disposal RB (Waste
  Management) Series 2000I
  2.20%, 04/02/08 (a)(b)                                  7,235            7,235
Solid Waste Disposal RB (Waste
  Management) Series 2005D
  2.20%, 04/03/08 (a)(b)                                 18,000           18,000
WASHINGTON HEALTH CARE FACILITIES
  AUTH
RB (Yakima Valley Farm Workers
  Clinic) Series 1997
  2.10%, 04/02/08 (a)(b)                                  2,500            2,500
WASHINGTON HOUSING FINANCE
COMMISSION
M/F Housing RB (Anchor Village Apts)
  Series 1997
  2.15%, 04/03/08 (a)(b)                                 10,750           10,750
M/F Housing RB (Brittany Park Phase II)
  Series 1998A
  2.15%, 04/03/08 (a)(b)                                  3,480            3,480
M/F Housing RB (Brittany Park) Series
  1996A
  2.15%, 04/03/08 (a)(b)                                  8,930            8,930
M/F Housing RB (Fairwinds Redmond)
  Series 2005A
  2.15%, 04/03/08 (a)(b)                                  7,500            7,500
M/F Housing RB (Forest Creek Apts)
  Series 2006
  2.15%, 04/03/08 (a)(b)                                 13,815           13,815
M/F Housing RB (Highlander Apts)
  Series 2004A
  2.15%, 04/03/08 (a)(b)                                  7,000            7,000
M/F Housing RB (Lakewood Meadows
  Apts) Series 2000A
  2.40%, 04/03/08 (a)(b)                                  3,140            3,140

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                             ($ X 1,000)       ($ X 1,000)
M/F Housing RB (Merrill Gardens at
  Queen Anne) Series 2004A
  2.15%, 04/03/08 (a)(b)                                 11,000           11,000
M/F Housing RB (Merrill Gardens)
  Series 1997A
  2.15%, 04/03/08 (a)(b)                                  6,125            6,125
M/F Housing RB (Rainier Court Apts)
  Series 2003A
  2.15%, 04/03/08 (a)(b)                                 12,750           12,750
M/F Housing RB (Silver Creek Apts)
  Series 2004
  2.15%, 04/03/08 (a)(b)                                  4,100            4,100
M/F Housing RB (The Seasons Apts)
  Series 2006
  2.40%, 04/03/08 (a)(b)                                 20,000           20,000
M/F Housing RB (Vintage at Burien)
  Series 2004A
  2.15%, 04/03/08 (a)(b)                                  6,570            6,570
M/F Housing RB (Woodrose Apts)
  Series 1999A
  2.15%, 04/03/08 (a)(b)                                  6,750            6,750
M/F Mortgage RB (Canyon Lakes)
  Series 1993
  2.15%, 04/03/08 (a)(b)                                  4,035            4,035
M/F Mortgage RB (Lake Washington Apts)
  Series 1996
  2.15%, 04/02/08 (a)(b)                                  7,735            7,735
M/F Mortgage RB (Meridian Court Apts)
  Series 1996
  2.15%, 04/02/08 (a)(b)                                  6,700            6,700
M/F RB (Cedar Ridge Retirement)
  Series 2005A
  2.15%, 04/03/08 (a)(b)                                  5,030            5,030
Non-Profit RB (Seattle Art Museum)
  Series 2005
  1.13%, 04/01/08 (a)(b)                                  3,650            3,650
Non-Profit Refunding RB (Horizon
  House) Series 2005
  2.28%, 04/03/08 (a)(b)                                 11,455           11,455
WASHINGTON STATE UNIV
Student Fee RB Series 2006A
  2.27%, 04/03/08 (a)(b)(c)(d)                           16,800           16,800
YAKIMA CNTY PUBLIC CORP
IDRB (Cowiche Growers) Series
  1998
  2.20%, 04/03/08 (a)(b)                                  1,900            1,900
                                                                  --------------
                                                                         778,522
WEST VIRGINIA 0.4%
--------------------------------------------------------------------------------
MARION CNTY
Solid Waste Disposal Facility RB (Grant
  Town Cogeneration) Series 1990B
  2.35%, 04/02/08 (a)(b)                                 15,685           15,685
Solid Waste Disposal Facility RB (Grant
  Town Cogeneration) Series 1990C
  2.35%, 04/02/08 (a)(b)                                 13,600           13,600
Solid Waste Disposal Facility RB (Grant
  Town Cogeneration) Series 1990D
  2.35%, 04/02/08 (a)(b)                                  2,600            2,600
WEST VIRGINIA HOUSING DEVELOPMENT
  FUND
Housing Finance Bonds Series 2001D
  2.23%, 04/03/08 (a)(c)(d)                               5,535            5,535
WEST VIRGINIA STATE HOSPITAL
  FINANCING AUTH
Refunding RB (Charleston Area
  Medical Center) Series 1995A
  2.23%, 04/03/08 (a)(b)(c)(d)                           17,535           17,535
WEST VIRGINIA WATER DEVELOPMENT
  AUTH
RB (Loan Program IV) Series
  2005A
  2.21%, 04/03/08 (a)(b)(c)(d)                            7,486            7,486
                                                                  --------------
                                                                          62,441
WISCONSIN 1.3%
--------------------------------------------------------------------------------
COLBURN IDA
IDRB (Heartland Farms) Series
  1994
  2.55%, 04/03/08 (a)(b)                                  3,700            3,700
KENOSHA
IDRB (Asyst Technologies) Series
  1997
  2.20%, 04/03/08 (a)(b)                                  5,000            5,000
MILWAUKEE
GO CP Promissory Notes Series
  2008C2
  0.90%, 08/08/08 (b)                                     2,000            2,000
  0.95%, 08/08/08 (b)                                     6,000            6,000
SOUTHEAST WISCONSIN PROFESSIONAL
  BASEBALL PARK DISTRICT
Sales Tax Refunding Bonds
  Series 1998
  3.25%, 04/02/08 (a)(b)(c)(d)                            5,000            5,000
WISCONSIN
Operating Notes of 2007
  3.74%, 06/16/08                                        22,000           22,033
Transportation RB Series 2007A
  2.27%, 04/03/08 (a)(b)(c)(d)                            8,060            8,060
WISCONSIN HEALTH & EDUCATIONAL
  FACILITIES AUTH
Health Care RB (Essentia Health
  Obligated Group) Series 2008B1
  1.33%, 04/01/08 (a)(b)(c)                               7,975            7,975
RB (Aurora Health Care) Series 1997
  2.24%, 04/03/08 (a)(b)(c)(d)                            7,960            7,960
  2.24%, 04/03/08 (a)(b)(c)(d)                           25,000           25,000
RB (Aurora Medical Group) Series 1996
  2.23%, 04/03/08 (a)(b)(c)(d)                           52,000           52,000
RB (Univ of Wisconsin Medical
  Foundation) Series 2000
  1.93%, 04/02/08 (a)(b)                                 44,600           44,600
WISCONSIN HOUSING & ECONOMIC
  DEVELOPMENT AUTH
Business Development RB (Ultratec)
  Series 1995-7
  2.55%, 04/03/08 (a)(b)                                  1,710            1,710

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
RATE, MATURITY DATE                                ($ X 1,000)      ($ X 1,000)
Homeownership RB Series 2002C
  2.00%, 04/02/08 (a)(c)                                  1,870            1,870
Homeownership RB Series 2003B
  2.30%, 04/02/08 (a)(c)                                 10,455           10,455
Homeownership RB Series 2004D
  2.26%, 04/03/08 (a)(c)(d)                               1,525            1,525
Homeownership RB Series 2005C
  2.30%, 04/02/08 (a)(c)                                 11,000           11,000
WISCONSIN RAPIDS
IDRB (Thiele Kaolin) Series 1998
  2.19%, 04/02/08 (a)(b)                                  4,500            4,500
                                                                  --------------
                                                                         220,388
WYOMING 0.7%
--------------------------------------------------------------------------------
CAMPBELL CNTY
IDRB (Two Elk Partners) Series
  2007
  3.65%, 11/28/08 (g)                                    91,000           91,000
LINCOLN CNTY
Pollution Control RB (Exxon) Series
  1987A
  1.17%, 04/01/08 (a)                                     4,750            4,750
Pollution Control RB (Exxon) Series
  1987C
  1.17%, 04/01/08 (a)                                     5,575            5,575
SUBLETTE CNTY
Pollution Control RB (Exxon)
  Series 1987B
  1.00%, 04/01/08 (a)                                     4,800            4,800
UINTA CNTY
Pollution Control Refunding RB
  (Chevron USA) Series 1992
  1.35%, 04/01/08 (a)                                     2,000            2,000
Pollution Control Refunding RB
  (Chevron USA) Series 1993
  1.35%, 04/01/08 (a)                                     2,000            2,000
WYOMING COMMUNITY DEVELOPMENT
  AUTH
S/F Mortgage RB Draw Down
  Series 2007
  2.26%, 04/03/08 (a)(c)(d)                              15,000           15,000
                                                                  --------------
                                                                         125,125
                                                                  --------------
TOTAL MUNICIPAL SECURITIES
(COST $17,071,774)                                                    17,071,774
                                                                  --------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 03/31/08, the tax basis cost of the fund's investments was $17,071,774.

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,257,073 or 46.9% of net assets.
(e) Illiquid security. At the period end, the value of these amounted to $26,134,000 or 0.1% of net assets.
(f) Delayed-delivery security.
(g) All or a portion of this security is held as collateral for delayed delivery security.

 BAN - Bond anticipation note
 COP - Certificate of participation
  GO - General obligation
 HFA - Housing finance agency
 IDA - Industrial development authority
 IDB - Industrial development board
IDRB - Industrial development revenue bond
 ISD - Independent school district
 M/F - Multi-family
 RAN - Revenue anticipation note
  RB - Revenue bond
  SD - School district
 S/F - Single-family
 TAN - Tax anticipation note
TECP - Tax-exempt commercial paper
TRAN - Tax and revenue anticipation note
 USD - Unified school district

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's investments carried at value:

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
Level 1 - Quoted Prices                                              $         0
Level 2 - Other Significant Observable Inputs                        $17,071,774
Level 3 - Significant Unobservable Inputs                            $         0
TOTAL                                                                $17,071,774

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB AMT TAX-FREE MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                           COST         VALUE
HOLDINGS BY CATEGORY                                   ($ X 1,000)   ($ X 1,000)
--------------------------------------------------------------------------------
 97.8%  MUNICIPAL
          SECURITIES                                     3,058,128     3,058,128
--------------------------------------------------------------------------------
 97.8%  TOTAL INVESTMENTS                                3,058,128     3,058,128
  2.2%  OTHER ASSETS AND
          LIABILITIES                                                     69,660
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     3,127,788

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
MUNICIPAL SECURITIES 97.8% OF NET ASSETS

ALABAMA 1.9%
--------------------------------------------------------------------------------
ALABAMA MUNICIPAL FUNDING CORP
Municipal Funding Notes Master
  Series 2006A
  2.23%, 04/03/08 (a)(b)                                 14,560           14,560
ALABAMA PUBLIC SCHOOL & COLLEGE
AUTH
Capital Improvement Bonds Series 2007
  2.16%, 04/03/08 (a)(c)(d)                               7,900            7,900
  2.21%, 04/03/08 (a)(b)(c)(d)                            5,965            5,965
BIRMINGHAM DOWNTOWN
  REDEVELOPMENT AUTH
RB (UAB Educational Foundation)
  Series 2002
  2.18%, 04/02/08 (a)(b)                                 18,175           18,175
MOBILE BOARD OF WATER & SEWER
RB Series 2006
  2.24%, 04/03/08 (a)(b)(c)(d)                            4,170            4,170
UNIV OF ALABAMA AT BIRMINGHAM
Hospital RB Series 2006A
  3.01%, 04/03/08 (a)(b)(c)(d)                            8,550            8,550
                                                                  --------------
                                                                          59,320
ARIZONA 3.3%
--------------------------------------------------------------------------------
ARIZONA HEALTH FACILITIES AUTH
RB (Banner Health) Series 2007B
  2.16%, 04/03/08 (a)(c)(d)                              17,775           17,775
ARIZONA SCHOOL FACILITIES BOARD
COP Series 2005A 2&3
  2.27%, 04/03/08 (a)(b)(c)(d)                            5,720            5,720
ARIZONA TRANSPORTATION BOARD
Highway RB Series 2005B
  2.16%, 04/03/08 (a)(c)(d)                               4,940            4,940
Highway RB Series 2006
  2.16%, 04/03/08 (a)(c)(d)                               4,210            4,210
PHOENIX CIVIC IMPROVEMENT CORP
GO Bonds
  2.23%, 04/03/08 (a)(c)(d)                               2,270            2,270
SALT RIVER PROJECT AGRICULTURAL
  IMPROVEMENT & POWER DISTRICT
Electric System RB Series 2008A
  2.16%, 04/03/08 (a)(c)(d)                               2,155            2,155
SALT VERDE FINANCIAL CORP
Sr Gas RB Series 2007
  2.26%, 04/03/08 (a)(b)(c)(d)                           13,585           13,585
SCOTTSDALE IDA
Hospital RB (Scottsdale
  Healthcare) Series 2006G
  2.27%, 04/03/08 (a)(b)(c)(d)                            7,000            7,000
SCOTTSDALE MUNICIPAL PROPERTY CORP
Excise Tax Refunding RB Series
  2006
  2.20%, 04/03/08 (a)(c)(d)                               9,539            9,539
YUMA MUNICIPAL PROPERTY CORP
Sr Lien Utility System RB
  Series 2007
  2.27%, 04/03/08 (a)(b)(c)(d)                           36,195           36,195
                                                                  --------------
                                                                         103,389
CALIFORNIA 1.6%
--------------------------------------------------------------------------------
CALIFORNIA
RAN
  3.37%, 06/30/08                                        50,000           50,076
COLORADO 2.4%
--------------------------------------------------------------------------------
AURORA
First Lien Water Improvement RB
  Series 2007A
  2.71%, 04/03/08 (a)(b)(c)(d)                            9,985            9,985
COLORADO
TRAN Series 2007B
  2.91%, 08/05/08                                        40,000           40,007
COLORADO HEALTH FACILITIES AUTH
Hospital Refunding RB (NCMC
  Inc) Series 2005
  2.06%, 04/02/08 (a)(b)(c)                              11,885           11,885
REGIONAL TRANSPORTATION DISTRICT
COP (Transit Vehicles) Series 2002A
  3.01%, 04/03/08 (a)(b)(c)(d)                            3,950            3,950
SOUTHGLENN METROPOLITAN DISTRICT
Special RB Series 2007
  2.26%, 04/03/08 (a)(b)                                 10,000           10,000
                                                                  --------------
                                                                          75,827
CONNECTICUT 0.6%
--------------------------------------------------------------------------------
CONNECTICUT HEALTH & EDUCATIONAL
FACILITIES AUTH
RB (Yale Univ) Series Z1
  2.22%, 04/03/08 (a)(c)(d)                               5,090            5,090

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
SOUTH CENTRAL REGIONAL WATER AUTH
BAN Series 2008A
  2.85%, 04/08/08                                        12,780           12,781
                                                                  --------------
                                                                          17,871
DISTRICT OF COLUMBIA 2.7%
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA
GO Bonds Series 2005A
  3.75%, 04/02/08 (a)(b)(c)(d)                           18,895           18,895
GO Bonds Series 2007A
  2.26%, 04/03/08 (a)(b)(c)(d)                           18,250           18,250
GO Bonds Series 2007C
  2.29%, 04/03/08 (a)(b)(c)(d)                            5,000            5,000
  2.30%, 04/03/08 (a)(b)(c)(d)                            4,695            4,695
GO Refunding Bonds Series 1998B
  2.15%, 06/01/08 (b)                                    18,335           18,427
RB (St Coletta Special Education Public
  Charter School) Series 2005
  2.10%, 04/03/08 (a)(b)                                  8,170            8,170
NATIONAL CAPITAL REVITALIZATION CORP
RB (DC USA Parking Garage)
  Series 2006
  2.36%, 04/03/08 (a)(b)(c)(d)                           12,000           12,000
                                                                  --------------
                                                                          85,437
FLORIDA 16.8%
--------------------------------------------------------------------------------
BROWARD CNTY
Professional Sports Facilities Tax
  & Refunding RB Series 2006A
  2.27%, 04/03/08 (a)(b)(c)(d)                            7,150            7,150
BROWARD CNTY HFA
M/F Housing Refunding RB
  (Island Club Apts) Series 2001A
  2.25%, 04/03/08 (a)(b)                                  3,000            3,000
BROWARD CNTY SD
School Board COP Series 2005B
  2.10%, 04/03/08 (a)(b)(c)                               6,000            6,000
CAPE CORAL
CP Notes
  2.65%, 09/25/08 (b)                                     6,500            6,500
FLORIDA BOARD OF EDUCATION
Capital Outlay Bonds Series 1998E
  2.24%, 04/03/08 (a)(c)(d)                              11,170           11,170
Capital Outlay Bonds Series 2003C
  2.31%, 04/03/08 (a)(b)(c)(d)                            9,100            9,100
Capital Outlay Bonds Series 2005F
  2.24%, 04/03/08 (a)(c)(d)                               9,585            9,585
FLORIDA DEPT OF ENVIRONMENTAL
PROTECTION
RB (Florida Forever) Series 2007A
  2.71%, 04/03/08 (a)(b)(c)(d)                           10,185           10,185
Refunding RB (Preservation 2000)
  Series 1997B
  2.71%, 04/03/08 (a)(b)(c)(d)                            8,957            8,957
FLORIDA DEPT OF TRANSPORTATION
Turnpike RB Series 2006A
  2.34%, 04/03/08 (a)(b)(c)(d)                           11,515           11,515
Turnpike RB Series 2007A
  2.26%, 04/03/08 (a)(b)(c)(d)                           17,555           17,555
Turnpike RB Series 2008A
  2.29%, 04/03/08 (a)(c)(d)                               4,775            4,775
FLORIDA HIGHER EDUCATIONAL FACILITIES
FINANCING AUTH
RB Series 2003 (St Thomas Univ
  Project)
  1.25%, 04/01/08 (a)(b)                                    925              925
FLORIDA HURRICANE CATASTROPHE FUND
FINANCE CORP
RB
  2.39%, 04/03/08 (a)(b)(c)(d)                           28,605           28,605
FLORIDA LOCAL GOVERNMENT FINANCE
COMMISSION
Pooled TECP Series 1994A
  0.80%, 06/04/08 (b)                                    56,000           56,000
  2.05%, 06/09/08 (b)                                    43,321           43,321
GAINESVILLE UTILITY SYSTEM
RB Series 2005A
  2.21%, 04/03/08 (a)(b)(c)(d)                            4,545            4,545
JACKSONVILLE
Transportation RB Series 2007
  2.27%, 04/03/08 (a)(b)(c)(d)                           14,555           14,555
JEA
Electric System RB Series Three
  2008C4
  1.99%, 04/03/08 (a)(c)                                  8,350            8,350
Electric System Subordinated RB Series
  2008D
  1.50%, 04/02/08 (a)(c)                                  7,845            7,845
Water & Sewer RB Series 2008A1
  1.80%, 04/02/08 (a)(c)                                 15,000           15,000
MIAMI-DADE CNTY
Capital Asset Acquisition Special
  Obligation Bonds Series
  2007A
  2.27%, 04/03/08 (a)(b)(c)(d)                            2,270            2,270
MIAMI-DADE CNTY SD
COP Series 2007A
  2.27%, 04/03/08 (a)(b)(c)(d)                           11,000           11,000
ORANGE CNTY HEALTH FACILITIES AUTH
RB (Presbyterian Retirement
  Communities) Series 2006B
  2.25%, 04/03/08 (a)(b)                                 10,000           10,000
Refunding Program RB (Pooled Hospital
  Loan) Series 1985
  1.98%, 06/16/08 (b)                                    18,200           18,200
ORANGE CNTY HFA
Refunding RB (Highland Pointe
  Apts) Series 1998J
  2.22%, 04/03/08 (a)(b)                                  7,455            7,455
ORANGE CNTY IDA
Educational Facilities RB (UCF
  Hospitality School Student
  Housing Foundation) Series
  2004
  2.09%, 04/02/08 (a)(b)                                  8,360            8,360
ORANGE CNTY SCHOOL BOARD
COP Series 2000B
  2.35%, 04/01/08 (a)(b)(c)                               8,500            8,500

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
ORLANDO-ORANGE CNTY EXPRESSWAY
AUTH
RB Series 2005A2
  3.75%, 04/03/08 (a)(b)(c)                              21,540           21,540
RB Series 2005B1
  2.10%, 04/03/08 (a)(b)(c)                              50,000           50,000
PALM BEACH CNTY HEALTH FACILITIES
  AUTH
Refunding Program RB (Pooled
  Hospital Loan) Series 1985
  2.00%, 06/17/08 (b)                                     7,300            7,300
PALM BEACH CNTY SCHOOL BOARD
Sales Tax Revenue CP
  1.20%, 08/04/08 (b)                                     3,500            3,500
PINELLAS CNTY HEALTH FACILITIES AUTH
RB (Baycare Health System)
  Series 2006B
  2.00%, 04/03/08 (a)(b)(c)                              15,715           15,715
SARASOTA CNTY PUBLIC HOSPITAL BOARD
RB (Sarasota Memorial Hospital)
  Series 2003A
  1.40%, 04/01/08 (a)(b)(c)                               2,025            2,025
SUNSHINE STATE GOVERNMENT
  FINANCING COMMISSION
RB Series 1986
  4.10%, 04/01/08 (a)(b)(c)                              31,060           31,060
TALLAHASSEE
Energy System RB Series 2007
  2.28%, 04/03/08 (a)(b)(c)(d)                            9,900            9,900
TAMPA
Educational Facilities RB (Pepin
  Academy of Tampa) Series 2002
  2.24%, 04/03/08 (a)(b)                                  3,485            3,485
Water & Sewer RB Series 2007
  2.24%, 04/03/08 (a)(c)(d)                               4,475            4,475
TAMPA BAY WATER AUTH
Utility System Improvement & Refunding
  RB Series 2001A
  4.00%, 04/03/08 (a)(b)(c)(d)                            5,200            5,200
Utility System Improvement & Refunding
  RB Series 2005
  2.34%, 04/03/08 (a)(b)(c)(d)                            4,995            4,995
UNIV OF SOUTH FLORIDA RESEARCH
  FOUNDATION
RB (Interdisciplinary Research
  Building) Series 2004A
  2.27%, 04/02/08 (a)(b)                                 13,700           13,700
WINTER HAVEN
Utility System Improvement &
  Refunding RB Series 2005
  2.26%, 04/03/08 (a)(b)(c)(d)                              990              990
                                                                  --------------
                                                                         524,308
GEORGIA 2.8%
--------------------------------------------------------------------------------
ATLANTA
Water & Wastewater RB Series
  2001B
  2.25%, 04/03/08 (a)(b)(c)                               1,485            1,485
BURKE CNTY DEVELOPMENT AUTH
Pollution Contral RB (Oglethorpe Power
  Corp) Series 2006A
  5.75%, 04/01/08 (b)(c)                                 12,400           12,400
Pollution Control RB (Oglethorpe Power
  Corp) Series 2006B3
  3.50%, 04/01/08 (b)(c)                                 25,000           25,000
DEKALB CNTY PUBLIC SAFETY & JUDICIAL
  FAC AUTH
RB (Public Safety & Judicial
  Facility) Series 2004
  2.16%, 04/03/08 (a)(c)(d)                               2,415            2,415
FULTON CNTY DEVELOPMENT AUTH
RB (Piedmont Healthcare Inc)
  Series 2007
  2.09%, 04/02/08 (a)(b)                                  9,000            9,000
GEORGIA
GO Bonds Series 2007E
  2.20%, 04/03/08 (a)(c)(d)                               6,765            6,765
GO Refunding Bonds Series 2007C
  2.25%, 04/02/08 (a)(c)(d)                               6,485            6,485
GWINNETT CNTY DEVELOPMENT AUTH
COP (Gwinnett Cnty Public
  Schools) Series 2006
  2.24%, 04/03/08 (a)(b)(c)(d)                            3,030            3,030
METRO ATLANTA RAPID TRANSIT AUTH
Sales Tax Revenue CP Notes Series
  2007D
  1.40%, 04/08/08 (c)                                    14,500           14,500
  0.90%, 05/06/08 (c)                                     7,800            7,800
                                                                  --------------
                                                                          88,880
HAWAII 1.2%
--------------------------------------------------------------------------------
HONOLULU CITY & CNTY
Wastewater RB Sr Series 2005A
  2.26%, 04/03/08 (a)(b)(c)(d)                            5,845            5,845
Wastewater System RB (First Bond
  Resolution) Sr Series 2006A
  2.26%, 04/03/08 (a)(b)(c)(d)                           16,520           16,520
UNIV OF HAWAII
RB Series 2006A
  2.34%, 04/03/08 (a)(b)(c)(d)                           14,145           14,145
                                                                  --------------
                                                                          36,510
ILLINOIS 10.1%
--------------------------------------------------------------------------------
BOLINGBROOK
Jr Lien Tax Increment RB Series
  2005
  2.23%, 04/02/08 (a)(b)                                  8,880            8,880
CHICAGO
GO Project & Refunding Bonds Series
  2007A
  2.26%, 04/03/08 (a)(b)(c)(d)                            8,800            8,800
  2.29%, 04/03/08 (a)(b)(c)(d)                           26,310           26,310
  4.00%, 04/03/08 (a)(b)(c)(d)                           18,260           18,260
Second Lien Wastewater Transmission
  RB Series 2004A
  2.85%, 04/03/08 (a)(b)(c)                              33,680           33,680

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
CHICAGO BOARD OF EDUCATION
Unlimited Tax GO Bonds (Dedicated
  Revenues) Series 2006B
  2.29%, 04/03/08 (a)(b)(c)(d)                           11,580           11,580
Unlimited Tax GO Bonds Series 2006B
  2.21%, 04/03/08 (a)(b)(c)(d)                            3,005            3,005
CHICAGO PUBLIC BUILDING COMMISSION
Refunding RB Series 2006
  2.24%, 04/03/08 (a)(b)(c)(d)                           12,160           12,160
COOK CNTY
RB (Catholic Theological Union)
  Series 2005
  2.18%, 04/02/08 (a)(b)                                  4,000            4,000
ILLINOIS
GO Bonds Illinois First Series 2001
  2.27%, 04/03/08 (a)(b)(c)(d)                            7,000            7,000
GO Refunding Bonds Series 2007B
  2.23%, 04/03/08 (a)(c)(d)                               9,995            9,995
ILLINOIS FINANCE AUTH
RB (Advocate Health Care Network)
  Series 2008A1
  1.90%, 11/01/30                                         7,055            7,055
RB (Erikson Institute) Series 2007
  2.10%, 04/03/08 (a)(b)                                  6,000            6,000
RB (Northwestern Univ) Series 2006
  2.16%, 04/03/08 (a)(c)(d)                              10,745           10,745
RB (Resurrection Health Care) Series
  2005C
  2.07%, 04/03/08 (a)(b)                                  6,745            6,745
RB (Univ of Chicago) Series 2007
  2.27%, 04/03/08 (a)(c)(d)                              10,305           10,305
  2.27%, 04/03/08 (a)(c)(d)                              10,010           10,010
RB Series 2007A3
  2.05%, 04/03/08 (a)(c)                                  7,500            7,500
ILLINOIS TOLL HIGHWAY AUTH
Toll Highway Sr Priority RB Series
  2005A
  2.24%, 04/03/08 (a)(b)(c)(d)                           10,570           10,570
METROPOLITAN PIER & EXPOSITION AUTH
Project Bonds (McCormick Place Expansion)
  Series 2002A
  2.24%, 04/03/08 (a)(b)(c)(d)                           10,330           10,330
  2.27%, 04/03/08 (a)(b)(c)(d)                           10,940           10,940
  2.29%, 04/03/08 (a)(b)(c)(d)                           15,915           15,915
METROPOLITAN WATER RECLAMATION
  DISTRICT OF GREATER CHICAGO
Unlimited Tax GO Capital
  Improvement Bonds Series
  2006
  2.27%, 04/03/08 (a)(c)(d)                              11,630           11,630
NORTHERN ILLINOIS MUNICIPAL POWER
  AGENCY
Power Project RB (Prairie State)
  Series 2007A
  2.27%, 04/03/08 (a)(b)(c)(d)                           13,180           13,180
SOUTHWESTERN ILLINOIS DEVELOPMENT
  AUTH
RB (Edwardsville Community Unit
  SD No.7) Series 2007
  2.21%, 04/03/08 (a)(b)(c)(d)                            3,365            3,365
SPRINGFIELD
Sr Lien Electric RB Series 2006
  2.28%, 04/03/08 (a)(b)(c)(d)                            4,950            4,950
ST CLAIR CNTY
Industrial Building Refunding RB
  (Winchester Apts) Series 1994
  2.23%, 04/03/08 (a)(b)                                 15,550           15,550
VILLAGE OF WESTERN SPRINGS
Special Assessment Bonds
  (Timber Trails) Series 2006
  2.19%, 04/02/08 (a)(b)                                  8,960            8,960
WILL CNTY COMMUNITY UNIT SD NO. 365
GO Bonds Series 2005
  2.29%, 04/03/08 (a)(b)(c)(d)                            8,600            8,600
                                                                  --------------
                                                                         316,020
INDIANA  1.6%
--------------------------------------------------------------------------------
GREATER CLARK CNTY SCHOOL BUILDING
  CORP
First Mortgage Bonds Series 2007
  2.21%, 04/03/08 (a)(b)(c)(d)                            2,675            2,675
INDIANA HEALTH & EDUCATIONAL FACILITY
  FINANCING AUTH
RB (Ascension Health Sr Credit
  Group) Series 2006
  2.27%, 04/03/08 (a)(b)(c)(d)                           30,980           30,980
INDIANA UNIV
Consolidated RB Series 2008A
  2.29%, 04/03/08 (a)(c)(d)                               1,505            1,505
INDIANAPOLIS LOCAL PUBLIC
  IMPROVEMENT BOND BANK
Bonds (Waterworks) Series 2007L
  2.21%, 04/03/08 (a)(b)(c)(d)                            9,765            9,765
NEW ALBANY-FLOYD CNTY SCHOOL
  BUILDING CORP
First Mortgage Bonds Series 2007
  2.30%, 04/02/08 (a)(b)(c)(d)                            5,100            5,100
                                                                  --------------
                                                                          50,025
IOWA 1.3%
--------------------------------------------------------------------------------
IOWA
TRAN Series 2007
  3.25%, 06/30/08                                        40,000           40,073
KANSAS 0.3%
--------------------------------------------------------------------------------
HARVEY CNTY USD NO.373
GO Refunding Improvement
  Bonds Series 2007
  2.31%, 04/03/08 (a)(b)(c)(d)                            9,110            9,110
KENTUCKY 2.7%
--------------------------------------------------------------------------------
BOYLE CNTY
Hospital RB (Ephraim McDowell
  Health) Series 2006
  2.14%, 04/03/08 (a)(b)                                  1,000            1,000
KENTUCKY ASSET/LIABILITY COMMISSION
General Fund Project Notes Second
  Series 2005A1 & A2
  2.40%, 04/04/08 (c)                                    40,000           40,000
General Fund Project Notes Series
  2007B
  2.44%, 04/03/08 (a)(b)(c)(d)                            5,000            5,000

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
General Fund TRAN Series 2007A
  3.70%, 06/26/08                                        28,500           28,552
WARREN CNTY
Refunding RB (Bowling Green-
  Warren Cnty Community
  Hospital Corp) Series 2008
  2.15%, 04/03/08 (a)(b)(c)                               8,555            8,555
                                                                  --------------
                                                                          83,107
LOUISIANA 2.3%
--------------------------------------------------------------------------------
LAFAYETTE
Communications System RB
  Series 2007
  2.26%, 04/03/08 (a)(b)(c)(d)                           19,835           19,835
LAKE CHARLES HARBOR & TERMINAL
  DISTRICT
RB (Lake Charles Cogeneration)
  Series 2008
  2.25%, 03/15/38                                        20,000           20,000
LOUISIANA
Gasoline & Fuels Tax RB Series
  2005A
  2.24%, 04/03/08 (a)(b)(c)(d)                            6,965            6,965
LOUISIANA LOCAL GOVERNMENT
  ENVIRONMENTAL FACILITIES &
  COMMUNITY DEVELOPMENT AUTH
RB Series 2007
  2.24%, 04/03/08 (a)(b)(c)(d)                            9,130            9,130
LOUISIANA PUBLIC FACILITIES AUTH
Refunding RB (Tulane Univ of
  Louisiana) Series 2007A1
  2.58%, 04/03/08 (a)(b)(c)(d)                           15,345           15,345
                                                                  --------------
                                                                          71,275
MAINE 0.3%
--------------------------------------------------------------------------------
MAINE
GO BAN
  3.70%, 06/10/08                                         9,500            9,510
MARYLAND 0.7%
--------------------------------------------------------------------------------
MARYLAND DEPT OF TRANSPORTATION
Consolidated Transportation
  Bonds Series 2008
  2.16%, 04/03/08 (a)(c)(d)                               3,960            3,960
MARYLAND HEALTH & HIGHER
EDUCATIONAL FACILITIES AUTH
FHA Insured Mortgage RB (Western
  Maryland Health System) Series
  2006A
  2.27%, 04/03/08 (a)(b)(c)(d)                           14,760           14,760
RB (Kennedy Krieger) Series 2006
  2.09%, 04/03/08 (a)(b)                                  3,100            3,100
                                                                  --------------
                                                                          21,820
MASSACHUSETTS 0.8%
--------------------------------------------------------------------------------
MASSACHUSETTS
GO Bonds Consolidated Loan Series
  2002D
  2.20%, 04/03/08 (a)(b)(c)(d)                            2,998            2,998
GO Refunding Bonds Series 1998A
  2.05%, 04/03/08 (a)(c)                                 12,000           12,000
GO Refunding Bonds Series 2007A
  2.25%, 04/02/08 (a)(c)(d)                               4,000            4,000
MASSACHUSETTS BAY TRANSPORTATION
  AUTH
Sr Sales Tax Bonds Series 2006B
  2.25%, 04/02/08 (a)(c)(d)                               3,320            3,320
MASSACHUSETTS SCHOOL BUILDING AUTH
Dedicated Sales Tax Bonds Series
  2007A
  2.38%, 04/03/08 (a)(b)(c)(d)                            1,000            1,000
  2.71%, 04/03/08 (a)(b)(c)(d)                            2,170            2,170
                                                                  --------------
                                                                          25,488
MICHIGAN 2.2%
--------------------------------------------------------------------------------
DETROIT
Sr Lien RB Series 2006A
  2.25%, 04/02/08 (a)(b)(c)(d)                            4,965            4,965
DETROIT SEWAGE DISPOSAL SYSTEM
Sr Lien Refunding RB Series
  2006D
  2.27%, 04/03/08 (a)(b)(c)(d)                           10,255           10,255
FOREST HILLS PUBLIC SCHOOLS
Unlimited Tax GO Refunding
  Bonds Series 2005
  2.29%, 04/03/08 (a)(b)(c)(d)                            5,280            5,280
MICHIGAN STATE BUILDING AUTH
CP Notes Series 5
  2.25%, 05/22/08 (b)                                    25,100           25,100
Refunding RB (Facilities Program)
  Series 2006-IA
  2.29%, 04/03/08 (a)(b)(c)(d)                           15,025           15,025
MICHIGAN STATE HOSPITAL FINANCING
  AUTH
RB (McLaren Health Care) Series
  2005B
  2.27%, 04/03/08 (a)(b)(c)(d)                            7,000            7,000
                                                                  --------------
                                                                          67,625
MINNESOTA 1.8%
--------------------------------------------------------------------------------
MINNEAPOLIS
Health Care System Refunding
  RB (Fairview Health Services)
  Series 2005C
  3.15%, 04/02/08 (a)(b)(c)                              15,000           15,000
MINNEAPOLIS/ST PAUL HOUSING &
  REDEVELOPMENT AUTH
Health Care System RB (Allina
  Health System) Series 2007B1
  2.35%, 04/01/08 (a)(b)(c)                              28,430           28,430
MINNESOTA
GO Refunding Bonds
  3.69%, 08/01/08                                         7,860            7,893

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
MINNESOTA AGRICULTURAL & ECONOMIC
  DEVELOPMENT BOARD
Health Care Facilities RB
  (Essentia Health Obligated Group)
  Series 2008C3
  1.35%, 04/01/08 (a)(b)(c)                               5,000            5,000
                                                                  --------------
                                                                          56,323
MISSISSIPPI 1.2%
--------------------------------------------------------------------------------
MISSISSIPPI BUSINESS FINANCE CORP
RB (Chevron USA) Series 2007C
  2.10%, 04/02/08 (a)                                     5,000            5,000
RB (Chevron USA) Series 2007D
  2.05%, 04/02/08 (a)                                    18,000           18,000
RB (Renaissance at Colony Park)
  Series 2008
  2.23%, 04/03/08 (a)(b)                                 12,870           12,870
                                                                  --------------
                                                                          35,870
MISSOURI 1.0%
--------------------------------------------------------------------------------
GREENE CNTY REORGANIZED SD
GO School Building Bonds Series
  2007
  2.29%, 04/03/08 (a)(b)(c)(d)                            4,570            4,570
MISSOURI HEALTH & EDUCATIONAL
  FACILITIES AUTH
Educational Facilities RB (Saint
  Louis Univ) Series 2006A
  4.15%, 04/01/08 (a)(b)(c)                               3,330            3,330
MISSOURI JOINT MUNICIPAL ELECTRIC
  UTILITY COMMISSION
Power Project RB (Prairie State)
  Series 2007A
  3.55%, 04/02/08 (a)(b)(c)(d)                           13,900           13,900
MISSOURI PUBLIC UTILITIES COMMISSION
Interim Construction Notes Series 2007
  1.37%, 09/01/08                                         2,000            2,028
  3.79%, 09/01/08                                         6,625            6,650
                                                                  --------------
                                                                          30,478
NEBRASKA 0.7%
--------------------------------------------------------------------------------
CENTRAL PLAINS ENERGY PROJECT
Gas Project RB (Project No.1)
  2.35%, 04/03/08 (a)(b)(c)(d)                           10,000           10,000
PUBLIC POWER GENERAL AGENCY
RB (Whelan Energy Center Unit
  2) Series 2007A
  3.78%, 07/10/08 (b)(c)(d)                               4,985            4,985
UNIV OF NEBRASKA BOARD OF REGENTS
RB (Univ of Nebraska at Omaha
  Student Facilities) Series 2007
  2.27%, 04/03/08 (a)(c)(d)                               7,665            7,665
                                                                  --------------
                                                                          22,650
NEVADA 2.3%
--------------------------------------------------------------------------------
CLARK CNTY
Airport Passenger Facility Charge RB
  Series 2007A2
  2.27%, 04/03/08 (a)(b)(c)(d)                           15,955           15,955
GO (Limited Tax) Bank Bonds Series
  2006
  2.26%, 04/03/08 (a)(b)(c)(d)                            5,695            5,695
  2.34%, 04/03/08 (a)(b)(c)(d)                            4,000            4,000
Sales & Excise Tax Revenue CP Notes
  Series 2008A&B
  1.95%, 08/06/08 (b)                                     6,500            6,500
CLARK CNTY SD
GO (Limited Tax) Building Bonds Series
  2001F
  2.30%, 04/02/08 (a)(b)(c)(d)                            9,860            9,860
GO (Limited Tax) Building Bonds Series
  2007C
  2.16%, 04/03/08 (a)(c)(d)                               1,750            1,750
GO (Limited Tax) School Bonds Series
  2007B
  2.24%, 04/03/08 (a)(c)(d)                               3,780            3,780
HENDERSON
Health Facility RB (Catholic
  Healthcare West) Series 2007B
  2.27%, 04/03/08 (a)(b)(c)(d)                           10,000           10,000
LAS VEGAS VALLEY WATER DISTRICT
GO (Limited Tax) Water CP
  Series 2004 A&B
  2.40%, 04/04/08 (c)                                    10,000           10,000
TRUCKEE MEADOWS WATER AUTH
Water Refunding RB Series 2006
  2.27%, 04/03/08 (a)(b)(c)(d)                            4,405            4,405
                                                                  --------------
                                                                          71,945
NEW HAMPSHIRE 0.4%
--------------------------------------------------------------------------------
NEW HAMPSHIRE HEALTH & EDUCATIONAL
  FACILITIES AUTH
RB (Univ of New Hampshire)
  Series 2006B1
  3.00%, 03/28/09 (b)                                    12,000           12,000
NEW JERSEY 1.1%
--------------------------------------------------------------------------------
BURLINGTON CNTY
BAN Series 2007F
  2.83%, 12/26/08                                         5,100            5,124
BAN Series 2008A
  1.95%, 09/02/08                                        24,110           24,215
FAIR LAWN
BAN Series 2007A
  2.92%, 12/18/08                                         4,350            4,368
NEW JERSEY EDUCATIONAL FACILITIES
  AUTH
Refunding RB (Montclair State
  Univ) Series 2006J
  2.30%, 04/03/08 (a)(b)(c)(d)                            2,100            2,100
                                                                  --------------
                                                                          35,807
NEW MEXICO 0.1%
--------------------------------------------------------------------------------
SANTA FE
Gross Receipts Tax (Subordinate
  Lien) Wastewater System RB
  Series 1997B
  2.32%, 04/02/08 (a)(b)                                  2,700            2,700

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
NEW YORK 0.7%
--------------------------------------------------------------------------------
NEW YORK CITY
GO Bonds Fiscal 2004 Series H7
  1.25%, 04/01/08 (a)(b)                                     15               15
NEW YORK CITY MUNICIPAL WATER
FINANCE AUTH
CP Notes Series One
  2.35%, 05/01/08 (c)                                    20,000           20,000
Water & Sewer System RB Fiscal 2000
  Series C
  1.06%, 04/01/08 (a)(c)                                    900              900
NEW YORK CITY TRANSITIONAL FINANCE
  AUTH
Recovery Bonds Fiscal 2003
  Series 3B
  1.36%, 04/01/08 (a)(c)                                    500              500
                                                                  --------------
                                                                          21,415
NORTH CAROLINA 1.5%
--------------------------------------------------------------------------------
MECKLENBURG CNTY
COP Series 2008A
  2.25%, 04/03/08 (a)(c)                                  4,000            4,000
NORTH CAROLINA CAPITAL FACILITIES
FINANCE AGENCY
RB (Duke Univ) Series 2006A
  2.16%, 04/03/08 (a)(c)(d)                               4,545            4,545
  2.27%, 04/03/08 (a)(c)(d)                               6,045            6,045
NORTH CAROLINA INFRASTRUCTURE FINANCE
  CORP
COP Series 2007A
  2.30%, 04/02/08 (a)(b)(c)(d)                            9,965            9,965
NORTH CAROLINA MEDICAL CARE
COMMISSION
Health Care Facilities RB (Novant
  Health) Series 2006
  4.00%, 04/03/08 (a)(b)(c)(d)                            4,000            4,000
Hospital RB (CaroMont Health) Series
  2008
  1.83%, 04/02/08 (a)(b)(c)                              10,000           10,000
PIEDMONT TRIAD AIRPORT AUTH
Airport RB Series 2008A
  2.10%, 04/03/08 (a)(b)                                  5,000            5,000
UNIV OF NORTH CAROLINA AT CHAPEL HILL
RB Series 2007
  2.24%, 04/03/08 (a)(c)(d)                               3,090            3,090
                                                                  --------------
                                                                          46,645
OHIO 0.3%
--------------------------------------------------------------------------------
OHIO
Higher Education GO Bonds Series
  2006B
  2.16%, 04/03/08 (a)(c)(d)                               5,755            5,755
Infrastructure Improvement GO Bonds
  Series 2007A
  2.16%, 04/03/08 (a)(c)(d)                               2,515            2,515
                                                                  --------------
                                                                           8,270
OREGON  0.2%
--------------------------------------------------------------------------------
MEDFORD HOSPITAL FACILITIES
  AUTH
RB (Rogue Valley Manor) Series
  2007
  1.30%, 04/01/08 (a)(b)                                  5,625            5,625
OREGON
GO Bonds (Verterans' Welfare)
  Series 85
  1.25%, 04/01/08 (a)(c)                                  1,100            1,100
                                                                  --------------
                                                                           6,725
PENNSYLVANIA  2.3%
--------------------------------------------------------------------------------
ALLEGHENY CNTY HOSPITAL
  DEVELOPMENT AUTH
RB (UPMC) Series 2007A2
  2.23%, 04/03/08 (a)(c)(d)                               2,000            2,000
RB (UPMC) Series 2007B1
  2.29%, 04/03/08 (a)(b)(c)(d)                           15,000           15,000
RB (UPMC) Series 2007D
  2.23%, 04/03/08 (a)(c)(d)                              10,000           10,000
ALLEGHENY CNTY PORT AUTH
Grant Anticipation Notes Series
  2007
  3.68%, 06/30/08 (b)                                     5,000            5,007
DELAWARE VALLEY REGIONAL
  FINANCE AUTH
Local Government RB Series
  1998A
  2.71%, 04/03/08 (a)(b)(c)(d)                            7,995            7,995
MONTGOMERY CNTY IDA
Pollution Control Refunding RB
  (Peco Energy Co) Series 1996A
  1.95%, 06/10/08 (b)                                    17,000           17,000
PHILADELPHIA
TRAN Series 2007-2008A
  3.67%, 06/30/08                                        15,000           15,029
                                                                  --------------
                                                                          72,031
PUERTO RICO 0.2%
--------------------------------------------------------------------------------
PUERTO RICO HIGHWAY &
  TRANSPORTATION AUTH
Transportation Refunding RB
  (Peco Energy Co) Series 2005L
  4.00%, 04/03/08 (a)(b)(c)(d)                            6,000            6,000
RHODE ISLAND  0.3%
--------------------------------------------------------------------------------
RHODE ISLAND STATE HEALTH &
EDUCATIONAL BUILDING CORP
Hospital Financing RB (Care New
  England) Series 2008A
  2.10%, 04/03/08 (a)(b)                                  5,200            5,200
Hospital Financing RB (Care New
  England) Series 2008B
  2.10%, 04/03/08 (a)(b)                                  4,200            4,200
                                                                  --------------
                                                                           9,400

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
SOUTH CAROLINA  1.7%
--------------------------------------------------------------------------------
GREENWOOD METROPOLITAN DISTRICT
Sewer System RB Series 2008
  2.23%, 04/03/08 (a)(b)(c)(d)                            5,625            5,625
SOUTH CAROLINA
GO Research Univ Infrastructure
  Bonds Series 2005A
  2.20%, 04/03/08 (a)(c)(d)                              16,265           16,265
SOUTH CAROLINA ASSOCIATION OF
  GOVERNMENTAL ORGANIZATIONS
Installment Purchase RB (Pickens
  Cnty SD) Series 2006
  3.81%, 06/19/08 (b)(c)(d)                               3,990            3,990
SOUTH CAROLINA JOBS ECONOMIC
  DEVELOPMENT AUTH
RB (Bon Secours Health System)
  Series 2008A
  2.05%, 04/02/08 (a)(b)(c)                              17,500           17,500
SOUTH CAROLINA PUBLIC SERVICE AUTH
Revenue Obligations Series
  2007A
  2.26%, 04/03/08 (a)(b)(c)(d)                           10,310           10,310
                                                                  --------------
                                                                          53,690
TENNESSEE  1.9%
--------------------------------------------------------------------------------
JACKSON ENERGY AUTH
Water System RB Series 2002
  2.08%, 04/02/08 (a)(b)(c)                               2,300            2,300
JOHNSON CITY HEALTH & EDUCATIONAL
  FACILITIES BOARD
Hospital RB (Mountain States
  Health Alliance) Series 2008A
  1.90%, 04/02/08 (a)(b)                                 15,000           15,000
KNOXVILLE
Wastewater System Revenue
  Improvement Bonds Series
  2005A
  2.29%, 04/03/08 (a)(b)(c)(d)                            4,640            4,640
METROPOLITAN GOVERNMENT OF
  NASHVILLE & DAVIDSON CNTY IDB
Educational Facilites Refunding
  RB (David Lipscomb Univ)
  Series 2003
  2.09%, 04/02/08 (a)(b)                                  7,045            7,045
SHELBY CNTY HEALTH, EDUCATIONAL &
  HOUSING FACILITIES BOARD
RB (Trezevant Manor) Series A
  2.21%, 04/03/08 (a)(b)                                  7,225            7,225
TENNESSEE ENERGY ACQUISITION CORP
Jr Gas Project RB Series 2006B
  2.32%, 04/03/08 (a)(b)(c)(d)                           22,387           22,387
                                                                  --------------
                                                                          58,597
TEXAS  16.2%
--------------------------------------------------------------------------------
ALAMO COMMUNITY COLLEGE DISTRICT
Limited Tax Bonds Series 2007A
  2.27%, 04/03/08 (a)(b)(c)(d)                            3,640            3,640
BRAZOS CNTY HEALTH FACILITIES
  DEVELOPMENT CORP
RB (Franciscan Services Corp
  Obligated Group) Series 1997A&B
  3.21%, 04/03/08 (a)(b)(c)(d)                            8,000            8,000
BROWNSVILLE ISD
Unlimited Tax School Building
  Bonds Series 2006
  2.25%, 04/02/08 (a)(b)(c)(d)                            3,815            3,815
BROWNSVILLE UTILITY SYSTEM
Revenue Improvement &
  Refunding Bonds Series 2005A
  2.27%, 04/03/08 (a)(b)(c)(d)                            1,905            1,905
CYPRESS-FAIRBANKS ISD
Unlimited Tax Schoolhouse & Refunding
  Bonds Series 2007
  2.23%, 04/03/08 (a)(b)(c)(d)                           14,850           14,850
  2.27%, 04/03/08 (a)(b)(c)(d)                            3,830            3,830
DALLAS
GO Bonds Series 2005
  2.24%, 04/03/08 (a)(c)(d)                               4,970            4,970
DALLAS AREA RAPID TRANSIT
Sr Lien Sales Tax Refunding RB Series
  2007
  2.31%, 04/03/08 (a)(b)(c)(d)                            4,300            4,300
  2.39%, 04/03/08 (a)(b)(c)(d)                            9,530            9,530
DALLAS WATER & SEWER UTILITIES
Refunding & Improvement RB Series
  2006
  2.26%, 04/03/08 (a)(b)(c)(d)                            4,990            4,990
Refunding RB Series 2007
  2.31%, 04/03/08 (a)(b)(c)(d)                           36,830           36,830
EL PASO ISD
Unlimited Tax School Building
  Bonds Series 2007
  2.27%, 04/03/08 (a)(b)(c)(d)                            3,485            3,485
FORT BEND CNTY
Limited Tax Bonds Series 2007
  2.27%, 04/03/08 (a)(b)(c)(d)                            2,240            2,240
GULF COAST WASTE DISPOSAL AUTH
Pollution Control Refunding RB
  (Amoco Oil Co) Series 1992
  0.90%, 04/01/08 (a)                                       800              800
HARRIS CNTY
Permanent Improvement Refunding
  Bonds Series 2006A & Unlimited Tax
  Road & Refunding Bonds Series
  2006B
  2.29%, 04/03/08 (a)(c)(d)                               8,590            8,590
Toll Road Sr Lien Refunding RB Series
  2007A
  2.58%, 04/03/08 (a)(b)(c)(d)                            9,600            9,600
Unlimited Tax & Subordinate Lien
  Refunding RB Series 2007C
  2.23%, 04/03/08 (a)(b)(c)(d)                           12,970           12,970
HARRIS CNTY FLOOD CONTROL DISTRICT
Contract Tax Refunding Bonds
  Series 2008A
  2.24%, 04/03/08 (a)(c)(d)                               8,000            8,000

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
HOUSTON
Combined Utility System First Lien
  Refunding RB Series 2007A
  2.29%, 04/03/08 (a)(b)(c)(d)                            4,950            4,950
Public Improvement Refunding Bonds
  Series 2007A
  2.30%, 04/03/08 (a)(b)(c)(d)                            1,200            1,200
HOUSTON COMBINED UTILITY SYSTEM
First Lien Refunding RB Series 2007A
  2.24%, 04/03/08 (a)(b)(c)(d)                              332              332
  2.28%, 04/03/08 (a)(b)(c)(d)                            4,300            4,300
First Lien Refunding RB Series 2007B
  2.24%, 04/03/08 (a)(b)(c)(d)                            3,074            3,074
KATY ISD
Unlimited Tax Refunding Bonds
  Series 2007B & Limited Tax
  Refunding Bonds Series 2007C
  2.24%, 04/03/08 (a)(b)(c)(d)                            3,795            3,795
LAMAR CONSOLIDATED ISD
Unlimited Tax Schoolhouse &
  Refunding Bonds Series 2008
  2.27%, 04/03/08 (a)(b)(c)(d)                            3,250            3,250
LOWER COLORADO RIVER AUTH
CP Series A
  1.65%, 04/04/08 (c)                                    10,100           10,100
MIDLAND COLLEGE DISTRICT
GO Bonds Series 2005
  3.80%, 03/27/08 (a)(b)(c)(d)                            5,460            5,460
NORTH TEXAS MUNICIPAL WATER DISTRICT
RB Series 2006
  2.29%, 04/03/08 (a)(b)(c)(d)                            7,310            7,310
  2.34%, 04/03/08 (a)(b)(c)(d)                            4,910            4,910
RED RIVER EDUCATION FINANCE CORP
Higher Education RB (Texas
  Christian Univ) Series 2007
  2.31%, 04/03/08 (a)(b)(c)(d)                            5,195            5,195
ROUND ROCK ISD
Unlimited Tax School Building Bonds
  Series 2007
  2.23%, 04/03/08 (a)(b)(c)(d)                           10,755           10,755
Unlimited Tax School Building Bonds
  Series 2008
  2.16%, 04/03/08 (a)(c)(d)                               4,745            4,745
SAN ANTONIO
Combination Tax & Revenue
  Certificates of Obligation Series 2006
  2.23%, 04/03/08 (a)(c)(d)                               8,910            8,910
General Improvement & Refunding
  Bonds Series 2006 & Combination
  Tax &   Revenue Certificates of
  Obligation Series 2006
  2.20%, 04/03/08 (a)(c)(d)                               3,165            3,165
Tax & Revenue Certificates of
  Obligation Series 2007
  2.30%, 04/02/08 (a)(c)(d)                               2,155            2,155
Water System Refunding RB Series
  2005
  2.33%, 04/03/08 (a)(b)(c)(d)                            7,570            7,570
SAN ANTONIO ELECTRIC & GAS SYSTEM
Electric & Gas Systems Refunding RB
  New Series 2007
  2.16%, 04/03/08 (a)(c)(d)                               5,360            5,360
  2.23%, 04/03/08 (a)(c)(d)                              10,245           10,245
  2.27%, 04/03/08 (a)(c)(d)                               8,370            8,370
SAN ANTONIO ISD
Unlimited Tax Refunding Bonds
  Series 2006
  2.29%, 04/03/08 (a)(b)(c)(d)                            4,500            4,500
SOCORRO ISD
Unlimited Tax School Building
  Bonds
  Series 2006A
  2.24%, 04/03/08 (a)(b)(c)(d)                            3,400            3,400
SPRING ISD
Unlimited Tax Schoolhouse &
  Refunding Bonds Series 2008A
  2.27%, 04/03/08 (a)(b)(c)(d)                            3,840            3,840
TEMPLE ISD
Unlimited Tax Refunding Bonds
  Series 2005
  2.27%, 04/03/08 (a)(b)(c)(d)                            1,395            1,395
TEXAS
TRAN Series 2007
  3.70%, 08/28/08                                        37,500           37,619
TEXAS A&M BOARD OF REGENTS
Permanent Univ Fund Bonds
  Series 1998
  2.23%, 04/03/08 (a)(c)(d)                               5,970            5,970
TEXAS DEPT OF TRANSPORTATION
GO Mobility Fund Bonds Series 2006
  2.27%, 04/03/08 (a)(c)(d)                               7,585            7,585
GO Mobility Fund Bonds Series 2007
  2.23%, 04/03/08 (a)(c)(d)                              46,195           46,195
TEXAS MUNICIPAL GAS ACQUISITION &
SUPPLY CORP II
Gas Supply RB Series 2007AB
  2.35%, 04/03/08 (a)(b)(c)(d)                           30,000           30,000
Gas Supply RB Series 2007B
  2.31%, 04/03/08 (a)(b)(c)(d)                           24,000           24,000
TEXAS TRANSPORTATION COMMISSION
GO Mobility Fund Bonds Series 2005A
  2.29%, 04/03/08 (a)(c)(d)                               1,525            1,525
GO Mobility Fund Bonds Series 2006A
  2.29%, 04/03/08 (a)(c)(d)                               1,850            1,850
GO Mobility Fund Bonds Series 2007
  2.29%, 04/03/08 (a)(c)(d)                               4,250            4,250
UNIV OF TEXAS
Permanent Univ Fund Notes Series A
  3.35%, 04/15/08                                        10,000           10,000
  1.50%, 07/07/08                                        10,000           10,000
Permanent Univ Fund Refunding Bonds
  Series 2006B
  2.20%, 04/03/08 (a)(c)(d)                              16,758           16,758
Refunding Bonds Series 2007B
  2.07%, 04/03/08 (a)                                    26,330           26,330

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
Revenue Financing System Bonds
  Series 2008B
  2.10%, 04/03/08 (a)                                     9,500            9,500
WEST UNIV PLACE
Permanent Improvement
  Refunding Bonds Series 2005
  2.27%, 04/03/08 (a)(b)(c)(d)                            4,955            4,955
                                                                  --------------
                                                                         507,168
UTAH 1.3%
--------------------------------------------------------------------------------
INTERMOUNTAIN POWER AGENCY
Power Supply RB Series 1985F
  2.75%, 09/15/08                                        15,000           15,000
  2.75%, 09/15/08 (b)(c)                                 15,000           15,000
UTAH TRANSIT AUTH
Subordinated Sales Tax
  Refunding RB Series 2007A
  3.01%, 04/03/08 (a)(b)(c)(d)                           11,760           11,760
                                                                  --------------
                                                                          41,760
VIRGINIA 1.2%
--------------------------------------------------------------------------------
CHESTERFIELD CNTY ECONOMIC
  DEVELOPMENT AUTH
RB (Bon Secours Health System)
  Series 2008C2
  2.07%, 04/02/08 (a)(b)(c)                               7,220            7,220
FAIRFAX CNTY
Public Improvement Refunding
  Bonds Series 2003A
  1.70%, 06/01/08                                         2,600            2,614
VIRGINIA COLLEGE BUILDING AUTH
Educational Facilities RB (Public
  Higher Education Financing
  Program) Series 2006A
  2.23%, 04/03/08 (a)(c)(d)                               4,125            4,125
WINCHESTER IDA
Hospital RB (Valley Health System)
  Series 2007
  4.28%, 04/03/08 (a)(b)(c)(d)                           10,000           10,000
Hospital RB (Winchester Medical
  Center) Series 1991
  2.22%, 04/03/08 (a)(b)(c)(d)                           14,590           14,590
                                                                  --------------
                                                                          38,549
WASHINGTON 3.8%
--------------------------------------------------------------------------------
CASCADE WATER ALLIANCE
Water System RB Series 2006
  2.24%, 04/03/08 (a)(b)(c)(d)                            8,650            8,650
CENTRAL PUGET SOUND REGIONAL
  TRANSIT AUTH
Sales Tax Bonds Series 2007A
  2.38%, 04/02/08 (a)(b)(c)(d)                            4,840            4,840
KING CNTY
Sewer Refunding RB Second Series
  2006
  2.20%, 04/03/08 (a)(b)(c)(d)                            3,340            3,340
  2.29%, 04/03/08 (a)(b)(c)(d)                            9,095            9,095
PORT OF SEATTLE
Passenger Facility Charge RB
  Series 1998A
  2.24%, 04/03/08 (a)(b)(c)(d)                            3,515            3,515
SEATTLE
Water System Refunding RB
  Series 2006
  2.21%, 04/03/08 (a)(b)(c)(d)                            2,510            2,510
SHORELINE SD NO.412
Unlimited Tax GO Improvement &
  Refunding Bonds Series 2006
  2.21%, 04/03/08 (a)(b)(c)(d)                            2,700            2,700
UNIV OF WASHINGTON
RB Series 2007
  2.27%, 04/03/08 (a)(b)(c)(d)                            9,985            9,985
UNIV PLACE SD NO. 83
Unlimited Tax GO Bonds Series
  2008
  2.21%, 04/03/08 (a)(b)(c)(d)                            4,050            4,050
WASHINGTON
GO Bonds Series 2003A
  2.30%, 04/03/08 (a)(b)(c)(d)                            5,170            5,170
GO Refunding Bonds Series R-2006A
  2.71%, 04/03/08 (a)(b)(c)(d)                            9,960            9,960
Motor Vehicle Fuel Tax GO Bonds
  Series 2008A
  2.29%, 04/03/08 (a)(c)(d)                               1,470            1,470
Motor Vehicle Fuel Tax GO Bonds
  Series 2008B
  2.29%, 04/03/08 (a)(b)(c)(d)                           15,000           15,000
Various Purpose GO Bonds Series
  2008A
  2.16%, 04/03/08 (a)(c)(d)                               1,730            1,730
  2.30%, 04/02/08 (a)(c)(d)                               9,550            9,550
Various Purpose GO Bonds Series
  2008C
  2.16%, 04/03/08 (a)(c)(d)                               3,870            3,870
  2.27%, 04/03/08 (a)(c)(d)                               4,960            4,960
WASHINGTON HEALTH CARE FACILITIES
  AUTH
RB (Providence Health &
  Services) Series 2006A
  2.24%, 04/03/08 (a)(b)(c)(d)                           19,835           19,835
                                                                  --------------
                                                                         120,230
WEST VIRGINIA 0.8%
--------------------------------------------------------------------------------
MONONGALIA CNTY BUILDING
  COMMISSION
Hospital Refunding &
  Improvement RB (Monongalia
  General Hospital) Series 2008A
  2.25%, 04/03/08 (a)(b)                                 16,000           16,000
WEST VIRGINIA STATE HOSPITAL
  FINANCING AUTH
Refunding RB (Charleston Area
  Medical Center) Series 1995A
  2.23%, 04/03/08 (a)(b)(c)(d)                           10,000           10,000
                                                                  --------------
                                                                          26,000
WISCONSIN 1.2%
--------------------------------------------------------------------------------
MANITOWOC
Electric Power System RB Series
  2004A
  2.27%, 04/03/08 (a)(b)(c)(d)                            7,115            7,115

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
WISCONSIN
RB Series 2005A
  2.25%, 04/03/08 (a)(b)(c)(d)                            7,564            7,564
Transportation RB Series 2007A
  2.27%, 04/03/08 (a)(b)(c)(d)                            8,065            8,065
WISCONSIN HEALTH & EDUCATIONAL
  FACILITIES AUTH
RB (Aurora Health Care) Series
  1997
  2.24%, 04/03/08 (a)(b)(c)(d)                            7,960            7,960
WISCONSIN TRANSPORTATION
Transportation Revenue CP
  Series 2006A
  2.95%, 06/11/08 (c)                                     7,500            7,500
                                                                  --------------
                                                                          38,204
                                                                  --------------
TOTAL MUNICIPAL SECURITIES
(COST $3,058,128)                                                      3,058,128
                                                                  --------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 03/31/08, the tax basis cost of the fund's investments was $3,058,128.

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,690,384 or 54.0% of net assets.

 BAN - Bond anticipation note
 COP - Certificate of participation
  GO - General obligation
 HFA - Housing finance agency
 IDA - Industrial development authority
 IDB - Industrial development board
 ISD - Independent school district
 RAN - Revenue anticipation note
  RB - Revenue bond
  SD - School district
TECP - Tax-exempt commercial paper
TRAN - Tax and revenue anticipation note
 USD - Unified school district

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB AMT TAX-FREE MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2008, (Unaudited)

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
Level 1 - Quoted Prices                                               $        0
Level 2 - Other Significant Observable Inputs                         $3,058,128
Level 3 - Significant Unobservable Inputs                             $        0
TOTAL                                                                 $3,058,128

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                      COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 95.5%  MUNICIPAL
        SECURITIES                                   10,495,349       10,495,349
--------------------------------------------------------------------------------
 95.5%  TOTAL INVESTMENTS                            10,495,349       10,495,349
  4.5%  OTHER ASSETS AND
        LIABILITIES                                                      492,436
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    10,987,785

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
MUNICIPAL SECURITIES 95.5% OF NET ASSETS

CALIFORNIA 92.4%
--------------------------------------------------------------------------------
ALAMEDA CNTY IDA
RB (Aitchison Family Partnership)
  Series 1993A
  2.27%, 04/02/08 (a)(b)                                  2,440            2,440
RB (JMS Family Partnership) Series
  1995A
  2.27%, 04/02/08 (a)(b)                                  1,000            1,000
ANAHEIM HOUSING AUTH
M/F Housing RB (Casa Granada Apts)
  Series 1997A
  2.10%, 04/03/08 (a)(b)                                  3,395            3,395
M/F Housing RB (Port Trinidad Apts)
  Series 1997C
  2.10%, 04/03/08 (a)(b)                                  1,840            1,840
M/F Housing Refunding RB (Sage Park)
  Series 1998A
  2.09%, 04/03/08 (a)(b)                                  5,500            5,500
ANAHEIM PUBLIC FINANCING AUTH
Sewer RB Series 2007
  2.18%, 04/03/08 (a)(b)(c)(d)                            8,215            8,215
ANAHEIM REDEVELOPMENT AGENCY
Tax Allocation Refunding Bonds
  Series 2007A
  2.22%, 04/03/08 (a)(b)(c)(d)                            5,305            5,305
ANTELOPE VALLEY COMMUNITY COLLEGE
  DISTRICT
GO Bonds (Election of 2004)
  Series B
  2.18%, 04/03/08 (a)(b)(c)(d)                            7,500            7,500
ASSOCIATION OF BAY AREA
GOVERNMENTS
COP (Harker School Foundation) Series
  1998
  1.70%, 04/02/08 (a)(b)                                  3,895            3,895
COP (The Harker School) Series 2007
  1.70%, 04/02/08 (a)(b)                                  9,890            9,890
M/F Housing RB (Artech Building)
  Series 1999A
  2.08%, 04/03/08 (a)(b)                                  3,200            3,200
M/F Housing RB (Crossing Apts) Series
  2002A
  2.09%, 04/03/08 (a)(b)                                 18,500           18,500
M/F Housing RB (Miramar Apts) Series
  2000A
  2.09%, 04/03/08 (a)(b)                                 15,000           15,000
M/F Housing RB (Mountain View Apts)
  Series 1997A
  2.20%, 04/03/08 (a)(b)                                  5,785            5,785
RB (Acacia Creek at Union City) Series
  2008A
  1.05%, 04/01/08 (a)(c)                                 15,000           15,000
RB (Air Force Village West Inc) Series
  2005
  2.20%, 04/03/08 (a)(b)                                 10,695           10,695
RB (Francis Parker School) Series 2005
  2.05%, 04/03/08 (a)(b)                                  5,000            5,000
RB (Public Policy Institute of California)
  Series 2001A
  2.05%, 04/03/08 (a)(b)                                 10,000           10,000
BAY AREA TOLL AUTH
San Francisco Bay Area Toll Bridge RB
  Series 2001D
  3.21%, 04/03/08 (a)(b)(c)(d)                           10,125           10,125
San Francisco Bay Area Toll Bridge RB
  Series 2006C
  4.50%, 04/03/08 (a)(b)(c)                              80,000           80,000
San Francisco Bay Area Toll Bridge RB
  Series 2006F
  2.13%, 04/03/08 (a)(c)(d)                               5,610            5,610
San Francisco Bay Area Toll Bridge RB
  Series 2006F & 2007F
  2.29%, 04/03/08 (a)(c)(d)                              15,810           15,810
BUCKEYE UNITED SD
GO Bonds (Election of 2006)
  Series 2007
  2.18%, 04/03/08 (a)(b)(c)(d)                            2,240            2,240
CABRILLO COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2004) Series A
  2.26%, 04/03/08 (a)(b)(c)(d)                            8,575            8,575
GO Bonds (Election of 2004) Series B
  2.26%, 04/03/08 (a)(b)(c)(d)                           18,065           18,065
CALIFORNIA
Economic Recovery Bonds Series
  2004A
  2.20%, 04/03/08 (a)(b)(c)(d)                           31,420           31,420
  2.20%, 04/03/08 (a)(c)(d)                              39,995           39,995
  2.27%, 04/03/08 (a)(b)(c)(d)                            8,495            8,495
  2.68%, 04/03/08 (a)(b)(c)(d)                            8,873            8,873

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
Economic Recovery Bonds Series
  2004B4
  4.87%, 07/01/08                                        32,560           33,025
Economic Recovery Bonds Series
  2004C11
  1.65%, 04/02/08 (a)(b)                                 13,620           13,620
Economic Recovery Bonds Series
  2004C15
  1.90%, 04/02/08 (a)(b)(c)                               8,070            8,070
Economic Recovery Bonds Series
  2004C3
  0.92%, 04/01/08 (a)(c)                                  1,000            1,000
Economic Recovery Bonds Series
  2004C5
  0.97%, 04/01/08 (a)(c)                                  6,165            6,165
GO Bonds
  2.20%, 04/03/08 (a)(b)(c)(d)                           18,480           18,480
  2.20%, 04/03/08 (a)(b)(c)(d)                           23,825           23,825
  2.20%, 04/03/08 (a)(b)(c)(d)                           30,795           30,795
  2.20%, 04/03/08 (a)(b)(c)(d)                           11,570           11,570
  2.21%, 04/03/08 (a)(b)(c)(d)                           95,240           95,240
  2.22%, 04/03/08 (a)(b)(c)(d)                           15,580           15,580
  2.25%, 04/03/08 (a)(b)(c)(d)                            4,410            4,410
  2.29%, 04/03/08 (a)(b)(c)(d)                            4,400            4,400
GO Bonds Series 1999
  2.28%, 04/03/08 (a)(b)(c)(d)                           10,835           10,835
GO Bonds Series 2003C1
  1.92%, 04/03/08 (a)(b)                                  3,200            3,200
GO Bonds Series 2003C2
  1.95%, 04/03/08 (a)(b)                                  9,650            9,650
GO Bonds Series 2004A3
  1.40%, 04/01/08 (a)(b)                                    500              500
GO Bonds Series 2004A5
  0.85%, 04/01/08 (a)(b)                                  1,200            1,200
GO Bonds Series 2004B3
  1.09%, 04/01/08 (a)(b)                                  9,115            9,115
GO Bonds Series 2007
  2.21%, 04/03/08 (a)(b)(c)(d)                           15,420           15,420
  2.31%, 04/03/08 (a)(b)(c)(d)                           24,035           24,035
GO CP Notes
  2.25%, 04/01/08 (c)                                    71,200           71,200
  1.55%, 05/02/08 (c)                                     4,000            4,000
  0.85%, 05/06/08 (c)                                   100,000          100,000
  0.75%, 05/08/08 (c)                                    88,000           88,000
  1.55%, 05/08/08 (c)                                    25,000           25,000
  2.20%, 05/09/08 (c)                                    25,000           25,000
  1.40%, 05/12/08 (c)                                     7,500            7,500
  2.25%, 05/20/08 (c)                                    35,000           35,000
  2.20%, 06/02/08 (c)                                   100,000          100,000
  1.56%, 06/03/08 (c)                                    14,000           14,000
  2.08%, 06/03/08 (c)                                    23,400           23,400
  2.10%, 06/03/08 (c)                                    33,000           33,000
  1.56%, 06/04/08 (c)                                    10,500           10,500
  1.56%, 06/05/08 (c)                                    34,000           34,000
  1.81%, 06/06/08 (c)                                    30,000           30,000
  1.55%, 06/10/08 (c)                                    25,000           25,000
  1.50%, 06/12/08 (c)                                    25,000           25,000
GO Refunding Bonds
  2.26%, 04/03/08 (a)(b)(c)(d)                           16,830           16,830
  2.29%, 04/03/08 (a)(b)(c)(d)                           22,135           22,135
GO Refunding Bonds Series 2007
  2.18%, 04/03/08 (a)(b)(c)(d)                           11,605           11,605
  2.20%, 04/03/08 (a)(b)(c)(d)                           24,940           24,940
  2.24%, 04/03/08 (a)(b)(c)(d)                           74,250           74,250
RAN
  1.68%, 06/30/08                                         6,000            6,034
  3.37%, 06/30/08                                       300,000          300,456
Various Purpose GO Bonds
  2.05%, 04/02/08 (a)(b)(c)(d)                            4,000            4,000
  2.20%, 04/03/08 (a)(b)(c)(d)                           18,440           18,440
  2.24%, 04/03/08 (a)(b)(c)(d)                            6,505            6,505
  2.24%, 04/03/08 (a)(b)(c)(d)                            8,295            8,295
  2.26%, 04/03/08 (a)(b)(c)(d)                            5,525            5,525
  2.29%, 04/03/08 (a)(b)(c)(d)                            4,480            4,480
  3.01%, 04/03/08 (a)(b)(c)(d)                           31,365           31,365
  4.75%, 04/03/08 (a)(b)(c)(d)                           30,830           30,830
  3.60%, 09/18/08 (b)(c)(d)                              37,420           37,420
CALIFORNIA DEPT OF VETERANS AFFAIRS
Home Purchase RB Series 2007A
  2.31%, 04/03/08 (a)(c)(d)                               7,480            7,480
Home Purchase RB Series 2007B
  2.23%, 04/02/08 (a)(c)(d)                              11,195           11,195
CALIFORNIA DEPT OF WATER RESOURCES
BAN Series 2007A
  3.21%, 04/17/08 (a)(b)(c)(d)                           63,000           63,000
Power Supply RB Series 2002B2
  1.20%, 04/01/08 (a)(b)                                 11,600           11,600
Power Supply RB Series 2002B6
  1.09%, 04/01/08 (a)(b)                                 11,860           11,860
Power Supply RB Series 2002C1
  1.72%, 04/03/08 (a)(b)                                  2,600            2,600
Power Supply RB Series 2002C11
  1.95%, 04/03/08 (a)(b)                                  3,100            3,100
Power Supply RB Series 2002C13
  1.91%, 04/03/08 (a)(b)(c)                              12,385           12,385
Power Supply RB Series 2002C8
  1.50%, 04/03/08 (a)(b)                                  3,000            3,000
Power Supply RB Series 2002C9
  1.70%, 04/03/08 (a)(b)                                 39,090           39,090
Power Supply RB Series 2005F2
  0.90%, 04/01/08 (a)(b)                                 12,550           12,550
Power Supply RB Series 2005F4
  0.90%, 04/01/08 (a)(b)                                  2,800            2,800
Power Supply RB Series 2005F5
  1.20%, 04/01/08 (a)(b)                                  4,990            4,990
Power Supply RB Series 2005G3
  1.75%, 04/03/08 (a)(b)(c)                               7,105            7,105
Power Supply RB Series 2005G6
  1.75%, 04/03/08 (a)(b)(c)                               2,000            2,000
Power Supply RB Series 2005G8
  3.00%, 04/03/08 (a)(b)(c)                              45,000           45,000
CALIFORNIA ECONOMIC DEVELOPMENT
FINANCING AUTH
Airport Facilities RB (Mercury Air Group)
  Series 1998
  2.05%, 04/03/08 (a)(b)                                  9,600            9,600
IDRB (Calco) Series 1997
  2.28%, 04/02/08 (a)(b)                                    300              300
CALIFORNIA EDUCATIONAL FACILITIES AUTH
RB (Chapman Univ) Series 2000
  1.95%, 04/02/08 (a)(b)                                  1,100            1,100

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
RB (Univ of Southern California) Series
  2007A
  2.29%, 04/03/08 (a)(c)(d)                               2,120            2,120
Refunding RB (Pepperdine University)
  Series 2005A
  2.31%, 04/03/08 (a)(b)(c)(d)                           25,835           25,835
CALIFORNIA HEALTH FACILITIES FINANCING
AUTH
RB (Catholic Healthcare West) Series
  2004K
  1.77%, 04/02/08 (a)(b)                                  7,900            7,900
RB (Kaiser Permanente) Series 1998A
  2.29%, 04/03/08 (a)(b)(c)(d)                            9,995            9,995
RB (Kaiser Permanente) Series 2006C
  1.96%, 04/02/08 (a)                                    70,200           70,200
RB (Kaiser Permanente) Series 2006E
  1.78%, 06/04/08                                        40,000           40,000
  2.15%, 06/10/08                                         2,500            2,500
RB (Sutter Health) Series 2007A
  2.08%, 04/02/08 (a)(c)(d)                              29,990           29,990
  2.22%, 04/03/08 (a)(c)(d)                              15,000           15,000
CALIFORNIA HFA
Home Mortgage RB Series 2001J
  1.27%, 04/01/08 (a)(b)(c)                              27,150           27,150
Home Mortgage RB Series 2001N
  1.30%, 04/01/08 (a)(b)(c)                               1,150            1,150
Home Mortgage RB Series 2001R
  1.85%, 04/01/08 (a)(b)(c)                               1,910            1,910
Home Mortgage RB Series 2002J
  3.00%, 04/01/08 (a)(b)(c)                              82,385           82,385
Home Mortgage RB Series 2003K
  2.08%, 04/02/08 (a)(c)                                  6,400            6,400
  2.08%, 04/02/08 (a)(c)                                 54,685           54,685
Home Mortgage RB Series 2003M
  1.30%, 04/01/08 (a)(c)                                  4,590            4,590
  2.00%, 04/02/08 (a)(c)                                 28,390           28,390
Home Mortgage RB Series 2005A
  2.00%, 04/02/08 (a)(c)                                 30,000           30,000
Home Mortgage RB Series 2005B
  1.95%, 04/02/08 (a)(c)                                  4,660            4,660
  1.95%, 04/02/08 (a)(c)                                 26,000           26,000
Home Mortgage RB Series 2005H
  1.33%, 04/01/08 (a)(c)                                  4,195            4,195
  1.33%, 04/01/08 (a)(c)                                  7,900            7,900
Home Mortgage RB Series 2006I
  2.24%, 04/03/08 (a)(c)(d)                               4,620            4,620
Home Mortgage RB Series 2006K
  2.24%, 04/03/08 (a)(c)(d)                               6,215            6,215
Home Mortgage RB Series 2007G&J
  2.33%, 04/03/08 (a)(c)(d)                              21,832           21,832
Home Mortgage RB Series 2007H
  1.32%, 04/01/08 (a)(c)                                  7,795            7,795
Home Mortgage RB Series 2007J
  2.23%, 04/02/08 (a)(c)(d)                              12,675           12,675
Home Mortgage RB Series 2007K
  1.30%, 04/01/08 (a)(c)                                  5,000            5,000
Home Mortgage RB Series 2008C
  1.25%, 04/01/08 (a)(b)                                 11,760           11,760
M/F Housing RB III Series 2001G
  2.08%, 04/02/08 (a)(c)                                 14,060           14,060
CALIFORNIA INFRASTRUCTURE & ECONOMIC
DEVELOPMENT BANK
IDRB (American-De Rosa Lamp Arts)
  Series 1999
  2.32%, 04/02/08 (a)(b)                                  4,950            4,950
IDRB (Fairmont Sign Co) Series 2000A
  2.40%, 04/03/08 (a)(b)                                  4,250            4,250
IDRB (Nelson Name Plate Co) Series
  1999
  2.17%, 04/01/08 (a)(b)                                  2,450            2,450
IDRB (Roller Bearing Co) Series 1999
  2.38%, 04/02/08 (a)(b)                                  2,400            2,400
Insured RB (Rand Corp) Series 2002B
  1.75%, 04/01/08 (a)(b)(c)                              24,930           24,930
RB (Asian Art Museum Foundation of
  SF) Series 2005
  2.05%, 04/01/08 (a)(b)(c)                                 900              900
RB (Bay Area Toll Bridges Seismic
  Retrofit) Series 2003A
  2.18%, 04/03/08 (a)(b)(c)(d)                           47,540           47,540
  2.20%, 04/03/08 (a)(b)(c)(d)                           37,230           37,230
RB (California Independent System
  Operator Corp) Series 2000A
  2.40%, 04/02/08 (a)(b)(c)                              14,100           14,100
RB (California Independent System
  Operator Corp) Series 2004A
  5.00%, 04/02/08 (a)(b)(c)                              27,550           27,550
RB (J. Paul Getty Trust) Series 2003D
  0.90%, 04/01/08 (a)                                       300              300
RB (SRI International) Series 2003A
  1.80%, 04/03/08 (a)(b)                                  2,350            2,350
Refunding RB (J. Paul Getty Trust)
  Series 2007A1
  1.70%, 04/01/09                                        14,000           14,000
Refunding RB (J. Paul Getty Trust)
  Series 2007A3
  1.70%, 04/01/09                                        12,100           12,100
CALIFORNIA MUNICIPAL FINANCE AUTH
RB (Republic Services Inc) Series
  2008A
  2.05%, 04/03/08 (a)(b)                                 31,000           31,000
Solid Waste Disposal RB (Waste
  Management Inc) Series 2008A
  2.05%, 04/03/08 (a)(b)                                  8,900            8,900
CALIFORNIA POLLUTION CONTROL FINANCING
AUTH
Refunding RB (BP West Coast
  Products) Series 2008
  0.90%, 04/01/08 (a)                                     2,405            2,405
Refunding RB (Pacific Gas & Electric
  Co) Series 1997B
  1.30%, 04/01/08 (a)(b)                                 25,700           25,700
Refunding RB (Pacific Gas & Electric
  Co) Series 1996C
  0.90%, 04/01/08 (a)(b)                                 14,580           14,580

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
Resource Recovery RB (Sanger) Series
  1990A
  2.10%, 04/02/08 (a)(b)                                 19,200           19,200
Resource Recovery RB (Wadham
  Energy) Series 1987B
  1.90%, 04/02/08 (a)(b)                                  1,500            1,500
Solid Waste Disposal RB (Ag
  Resources III) Series 2004
  2.25%, 04/02/08 (a)(b)                                  5,570            5,570
Solid Waste Disposal RB (Agrifab)
  Series 2003
  2.25%, 04/02/08 (a)(b)                                  5,800            5,800
Solid Waste Disposal RB (Alameda
  Cnty Industries) Series 2000A
  2.25%, 04/02/08 (a)(b)                                  2,555            2,555
Solid Waste Disposal RB (Athens
  Disposal Co) Series 1995A
  2.25%, 04/02/08 (a)(b)                                  7,500            7,500
Solid Waste Disposal RB (Athens
  Disposal Co) Series 1999A
  2.25%, 04/02/08 (a)(b)                                  3,685            3,685
Solid Waste Disposal RB (Athens
  Services) Series 2001A
  2.25%, 04/02/08 (a)(b)                                  2,895            2,895
Solid Waste Disposal RB (Athens
  Services) Series 2006A
  2.25%, 04/02/08 (a)(b)                                 20,565           20,565
Solid Waste Disposal RB (Atlas
  Disposal Industries) Series 1999A
  2.25%, 04/02/08 (a)(b)                                  5,400            5,400
Solid Waste Disposal RB (AVI-PGS)
  Series 2008A
  2.25%, 04/02/08 (a)(b)                                  2,815            2,815
Solid Waste Disposal RB (BLT
  Enterprises of Fremont) Series 2005A
  2.30%, 04/02/08 (a)(b)                                 14,560           14,560
Solid Waste Disposal RB (BLT
  Enterprises of Sacramento) Series
  1999A
  2.25%, 04/02/08 (a)(b)                                  7,535            7,535
Solid Waste Disposal RB (Blue Line
  Transfer) Series 1999A
  2.25%, 04/02/08 (a)(b)                                  3,680            3,680
Solid Waste Disposal RB (Blue Line
  Transfer) Series 2001A
  2.25%, 04/02/08 (a)(b)                                  3,500            3,500
Solid Waste Disposal RB (Browning-
  Ferris Industries of California) Series
  1997A
  1.95%, 04/02/08 (a)(b)                                 15,400           15,400
Solid Waste Disposal RB (Burrtec
  Waste & Recycling Services) Series
  2006A
  2.23%, 04/02/08 (a)(b)                                 17,845           17,845
Solid Waste Disposal RB (Burrtec
  Waste Group Inc) Series 2004
  2.23%, 04/02/08 (a)(b)                                  9,920            9,920
Solid Waste Disposal RB (Burrtec
  Waste Group Inc) Series 2006A
  2.23%, 04/02/08 (a)(b)                                 18,445           18,445
Solid Waste Disposal RB (Burrtec
  Waste Industries Inc) Series 2000A
  2.23%, 04/02/08 (a)(b)                                  4,705            4,705
Solid Waste Disposal RB (Burrtec
  Waste Industries Inc) Series 2002A
  2.23%, 04/02/08 (a)(b)                                  9,900            9,900
Solid Waste Disposal RB (Burrtec
  Waste Industries) Series 1997B
  2.23%, 04/02/08 (a)(b)                                  4,600            4,600
Solid Waste Disposal RB (California
  Waste Solutions) Series 2002A
  2.25%, 04/02/08 (a)(b)                                  9,485            9,485
Solid Waste Disposal RB (California
  Waste Solutions) Series 2004A
  2.25%, 04/02/08 (a)(b)                                  6,825            6,825
Solid Waste Disposal RB (California
  Waste Solutions) Series 2007A
  2.25%, 04/02/08 (a)(b)                                 25,905           25,905
Solid Waste Disposal RB (Cedar
  Avenue Recycling & Transfer Station)
  2.25%, 04/02/08 (a)(b)                                  2,500            2,500
Solid Waste Disposal RB (Cold Canyon
  Landfill) Series 1998A
  2.22%, 04/02/08 (a)(b)                                  5,845            5,845
Solid Waste Disposal RB (Contra Costa
  Waste Service) Series 1995A
  2.25%, 04/02/08 (a)(b)                                  2,425            2,425
Solid Waste Disposal RB (CR&R Inc)
  Series 1995A
  2.28%, 04/02/08 (a)(b)                                  3,160            3,160
Solid Waste Disposal RB (CR&R Inc)
  Series 2000A
  2.28%, 04/02/08 (a)(b)                                  2,610            2,610
Solid Waste Disposal RB (CR&R Inc)
  Series 2002A
  2.28%, 04/02/08 (a)(b)                                  3,400            3,400
Solid Waste Disposal RB (CR&R Inc)
  Series 2006A
  2.28%, 04/02/08 (a)(b)                                  7,840            7,840
Solid Waste Disposal RB (CR&R Inc)
  Series 2007A
  2.28%, 04/02/08 (a)(b)                                 10,305           10,305
Solid Waste Disposal RB (Desert
  Properties) Series 2006B
  2.28%, 04/02/08 (a)(b)                                  2,245            2,245
Solid Waste Disposal RB (EDCO
  Disposal Corp) Series 1996A
  2.23%, 04/02/08 (a)(b)                                  9,455            9,455
Solid Waste Disposal RB (EDCO
  Disposal Corp) Series 2004A
  2.23%, 04/02/08 (a)(b)                                 20,680           20,680
Solid Waste Disposal RB (EDCO
  Disposal Corp) Series 2007A
  2.23%, 04/02/08 (a)(b)                                 15,980           15,980
Solid Waste Disposal RB (Escondido
  Disposal/Jemco Equipment Corp)
  Series 1998A
  2.23%, 04/02/08 (a)(b)                                  7,600            7,600
Solid Waste Disposal RB (Federal
  Disposal Service) Series 2001A
  2.30%, 04/02/08 (a)(b)                                    750              750

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
Solid Waste Disposal RB (Garaventa
  Enterprises Inc) Series 2006A
  2.25%, 04/02/08 (a)(b)                                  8,970            8,970
Solid Waste Disposal RB (Garden City
  Sanitation Inc) Series 2007A
  2.30%, 04/02/08 (a)(b)                                  8,110            8,110
Solid Waste Disposal RB (Greenteam of
  San Jose) Series 1997A
  2.22%, 04/02/08 (a)(b)                                    800              800
Solid Waste Disposal RB (Greenteam of
  San Jose) Series 2001A
  2.22%, 04/02/08 (a)(b)                                  8,640            8,640
Solid Waste Disposal RB (Greenwaste
  of Tehama) Series 1999A
  2.22%, 04/02/08 (a)(b)                                    640              640
Solid Waste Disposal RB (GreenWaste
  Recovery Inc) Series 2006A
  2.30%, 04/02/08 (a)(b)                                  2,930            2,930
Solid Waste Disposal RB (GreenWaste
  Recovery Inc) Series 2007A
  2.30%, 04/02/08 (a)(b)                                 10,000           10,000
Solid Waste Disposal RB (Madera
  Disposal Systems Inc) Series 1998A
  2.22%, 04/02/08 (a)(b)                                  1,800            1,800
Solid Waste Disposal RB (MarBorg
  Industries) Series 2000A
  2.25%, 04/02/08 (a)(b)                                  3,445            3,445
Solid Waste Disposal RB (MarBorg
  Industries) Series 2002
  2.25%, 04/02/08 (a)(b)                                  4,010            4,010
Solid Waste Disposal RB (MarBorg
  Industries) Series 2004A
  2.25%, 04/02/08 (a)(b)                                  5,215            5,215
Solid Waste Disposal RB (Marin
  Sanitary Service) Series 2006A
  2.30%, 04/02/08 (a)(b)                                  3,910            3,910
Solid Waste Disposal RB (Mid-Valley
  Disposal) Series 2006A
  2.30%, 04/02/08 (a)(b)                                  3,560            3,560
Solid Waste Disposal RB (Mill Valley
  Refuse Service Inc) Series 2003A
  2.25%, 04/02/08 (a)(b)                                  2,225            2,225
Solid Waste Disposal RB (Mottra Corp)
  Series 2002A
  2.30%, 04/02/08 (a)(b)                                  1,610            1,610
Solid Waste Disposal RB (Napa
  Recycling & Waste Services) Series
  2005A
  2.30%, 04/02/08 (a)(b)                                  4,220            4,220
Solid Waste Disposal RB (Northern
  Recycling & Waste Services) Series
  2007A
  2.30%, 04/02/08 (a)(b)                                  3,440            3,440
Solid Waste Disposal RB (Orange Ave
  Disposal Co) Series 2002A
  2.25%, 04/02/08 (a)(b)                                  5,610            5,610
Solid Waste Disposal RB (Placer Cnty
  Eastern Regional Sanitary Landfill Inc)
  Series 2003A
  2.25%, 04/02/08 (a)(b)                                  4,625            4,625
Solid Waste Disposal RB (Rainbow
  Disposal Company Inc) Series 2006A
  2.30%, 04/02/08 (a)(b)                                  8,910            8,910
Solid Waste Disposal RB (Ratto Group
  of Companies) Series 2001A
  2.25%, 04/02/08 (a)(b)                                  6,140            6,140
Solid Waste Disposal RB (Sanco
  Services) Series 2002A
  2.23%, 04/02/08 (a)(b)                                  5,360            5,360
Solid Waste Disposal RB (Santa Clara
  Valley Industries) Series 1998A
  2.30%, 04/02/08 (a)(b)                                  1,015            1,015
Solid Waste Disposal RB (Solag
  Disposal) Series 1997A
  2.28%, 04/02/08 (a)(b)                                  2,135            2,135
Solid Waste Disposal RB (Specialty
  Solid Waste & Recycling) Series
  2001A
  2.30%, 04/02/08 (a)(b)                                    100              100
Solid Waste Disposal RB (Talco
  Plastics) Series 1997A
  2.32%, 04/02/08 (a)(b)                                  2,975            2,975
Solid Waste Disposal RB (Ratto Group
  of Companies) Series 2007A
  2.30%, 04/02/08 (a)(b)                                 26,400           26,400
Solid Waste Disposal RB (Valley Vista
  Services Inc) Series 2003A
  2.30%, 04/02/08 (a)(b)                                  3,045            3,045
Solid Waste Disposal RB (Valley Vista
  Services Inc) Series 2007A
  2.30%, 04/02/08 (a)(b)                                  2,920            2,920
Solid Waste Disposal RB (West Valley
  MRF) Series 1997A
  2.30%, 04/02/08 (a)(b)                                  2,105            2,105
Solid Waste Disposal RB (Zanker Road
  Landfill) Series 1999C
  2.30%, 04/02/08 (a)(b)                                  4,045            4,045
CALIFORNIA PUBLIC WORKS BOARD
Lease RB (Univ of California) Series
  2005C
  2.20%, 04/03/08 (a)(c)(d)                              15,180           15,180
Lease RB Series 1999A
  3.23%, 04/02/08 (a)(b)(c)(d)                            9,985            9,985
Lease Refunding RB (Dept of
  Corrections & Rehabilitation) Series
  2005J
  4.29%, 04/03/08 (a)(b)(c)(d)                           46,870           46,870
Lease Refunding RB (Dept of
  Corrections) Series 1993A
  4.00%, 04/03/08 (a)(b)(c)(d)                            3,000            3,000
Lease Refunding RB (Univ of California)
  Series 2007A
  2.26%, 04/03/08 (a)(b)(c)(d)                            8,935            8,935
  2.68%, 04/03/08 (a)(b)(c)(d)                           23,687           23,687

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
Lease Refunding RB (Univ of California)
  Series 2007C
  2.26%, 04/03/08 (a)(b)(c)(d)                           11,265           11,265
CALIFORNIA SCHOOL CASH RESERVE
  PROGRAM AUTH
COP (2007-2008 TRANS)
  Series A
  3.62%, 07/01/08 (b)                                    40,000           40,060
CALIFORNIA STATE UNIV
RB Series 2005C
  2.28%, 04/03/08 (a)(b)(c)(d)                            8,835            8,835
RB Series 2007A
  2.24%, 04/03/08 (a)(b)(c)(d)                           24,750           24,750
Systemwide RB Series 2005C
  2.28%, 04/03/08 (a)(b)(c)(d)                           21,180           21,180
  3.01%, 04/03/08 (a)(b)(c)(d)                           31,390           31,390
Systemwide RB Series 2005C
  2.57%, 04/03/08 (a)(b)(c)(d)                           20,135           20,135
Systemwide RB Series 2007A
  2.20%, 04/03/08 (a)(b)(c)(d)                            6,695            6,695
TECP Series A
  1.85%, 05/05/08 (b)                                     3,900            3,900
  2.10%, 06/02/08 (b)                                    30,000           30,000
CALIFORNIA STATEWIDE COMMUNITIES
DEVELOPMENT AUTH
COP (Sutter Health) Series 1999E
  2.28%, 04/02/08 (a)(b)(c)(d)                            5,000            5,000
COP (Sutter Health) Series 2004
  2.28%, 04/03/08 (a)(b)(c)(d)                           25,873           25,873
IDRB (Integrated Rolling Co) Series
  1999A
  2.17%, 04/01/08 (a)(b)                                    500              500
Insured RB (St Joseph Health System)
  Series 2007D
  2.18%, 04/03/08 (a)(b)(c)(d)                           12,045           12,045
M/F Housing RB (Agave at Elk Grove
  Apts) Series 2003DD
  2.09%, 04/03/08 (a)(b)                                 15,100           15,100
M/F Housing RB (Bay Vista at
  MeadowPark Apts)
  Series 2003NN1
  2.09%, 04/03/08 (a)(b)                                 14,600           14,600
M/F Housing RB (Campus Pointe Apts)
  Series 2008J
  2.11%, 04/03/08 (a)(b)                                  7,550            7,550
M/F Housing RB (Creekside at
  MeadowPark Apts) Series 2002HH
  2.09%, 04/03/08 (a)(b)                                  9,695            9,695
M/F Housing RB (Cypress Villa Apts)
  Series 2000F
  2.09%, 04/03/08 (a)(b)                                  4,725            4,725
M/F Housing RB (Dublin Ranch Sr Apts)
  Series 2006G
  2.09%, 04/03/08 (a)(b)                                  5,010            5,010
M/F Housing RB (Dublin Ranch Sr Apts)
  Series 2003OO
  2.09%, 04/03/08 (a)(b)                                 15,090           15,090
M/F Housing RB (Emerald Gardens
  Apts) Series 2000E
  2.09%, 04/03/08 (a)(b)                                  7,320            7,320
M/F Housing RB (Fairway Family Apts)
  Series 2003PP
  2.09%, 04/03/08 (a)(b)                                 30,000           30,000
M/F Housing RB (Fairway Family Apts)
  Series 2006H
  2.09%, 04/03/08 (a)(b)                                  7,000            7,000
M/F Housing RB (Heritage Oaks Apts)
  Series 2004YY
  2.09%, 04/03/08 (a)(b)                                  6,900            6,900
M/F Housing RB (Heritage Park Apts)
  Series 2008C
  2.09%, 04/03/08 (a)(b)                                  9,000            9,000
M/F Housing RB (Kimberly Woods Apts)
  Series 1995B
  2.09%, 04/02/08 (a)(b)                                 13,400           13,400
M/F Housing RB (Laurel Park Sr Apts)
  Series 2002H
  2.40%, 04/03/08 (a)(b)                                  5,500            5,500
M/F Housing RB (Los Padres Apts)
  Series 2003E
  2.09%, 04/03/08 (a)(b)                                 10,750           10,750
M/F Housing RB (Marlin Cove Apts)
  Series 2000V
  2.09%, 04/03/08 (a)(b)                                  6,000            6,000
M/F Housing RB (Oak Center Towers)
  Series  2005L
  2.09%, 04/03/08 (a)(b)                                  3,820            3,820
M/F Housing RB (Oakmont of Concord)
  Series 2002Q
  2.09%, 04/03/08 (a)(b)                                 25,000           25,000
M/F Housing RB (Park David Sr
  Apts) Series 1999D
  2.09%, 04/03/08 (a)(b)                                  8,220            8,220
M/F Housing RB (Plaza Club Apts)
  Series 1997A
  2.09%, 04/03/08 (a)(b)                                 14,790           14,790
M/F Housing RB (Rancho Santa Fe
  Village Apts) Series 2004EE
  2.27%, 04/03/08 (a)(b)                                 12,300           12,300
M/F Housing RB (Sagewood At
  Stonebridge Estates) Series 2005CC
  2.09%, 04/03/08 (a)(b)                                  9,100            9,100
M/F Housing RB (The Belmont) Series
  2005F
  2.09%, 04/03/08 (a)(b)                                 10,500           10,500
M/F Housing RB (Valley Palms Apts)
  Series 2002C
  2.09%, 04/03/08 (a)(b)                                 12,000           12,000
M/F Housing RB (Villas at Hamilton
  Apts) Series 2001HH
  2.09%, 04/03/08 (a)(b)                                 11,440           11,440
M/F Housing RB (Wilshire Court Apts)
  Series 2004AAA
  2.09%, 04/03/08 (a)(b)                                 15,000           15,000
M/F Housing RB (Woodsong Apts)
  Series 1997B
  2.10%, 04/03/08 (a)(b)                                  3,127            3,127

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
M/F Housing RB (Wyndover Apts)
  Series 2004LL
  2.09%, 04/03/08 (a)(b)                                 17,450           17,450
M/F Housing Refunding RB (Arbor
  Ridge Apts) Series 2008B
  2.11%, 04/03/08 (a)(b)                                  9,500            9,500
M/F Housing Refunding RB (Brandon
  Place Apts) Series 2006D
  2.09%, 04/03/08 (a)(b)                                  6,070            6,070
M/F Housing Refunding RB (Crystal
  View Apts) Series 2004A
  2.09%, 04/03/08 (a)(b)                                  7,075            7,075
RB (Elder Care Alliance) Series 2000
  2.24%, 04/02/08 (a)(b)                                 12,560           12,560
RB (Gemological Institute) Series 2001
  4.75%, 04/03/08 (a)(b)(c)                                 100              100
RB (Kaiser Permanente) Series 2002B
  1.96%, 04/02/08 (a)                                    67,115           67,115
RB (Kaiser Permanente) Series 2003A
  1.96%, 04/02/08 (a)                                    30,300           30,300
RB (Kaiser Permanente) Series 2004H
  2.61%, 05/01/08                                        11,690           11,732
RB (Kaiser Permanente) Series 2004K
  1.00%, 04/07/08                                        14,000           14,000
  1.78%, 06/04/08                                        11,000           11,000
  1.80%, 06/05/08                                        30,000           30,000
  2.15%, 06/10/08                                        14,000           14,000
RB (Kaiser Permanente) Series 2004M
  1.96%, 04/02/08 (a)                                    14,700           14,700
RB (Kaiser Permanente) Series 2006D
  1.78%, 06/04/08                                        20,000           20,000
  2.00%, 06/10/08                                        21,500           21,500
RB (Painted Turtle) Series 2003
  2.05%, 04/03/08 (a)(b)                                 11,650           11,650
RB (Sutter Health) Series 2003A
  2.46%, 04/03/08 (a)(b)(c)(d)                           14,850           14,850
  2.68%, 04/03/08 (a)(b)(c)(d)                           10,645           10,645
RB (Sutter Health) Series 2003B
  2.46%, 04/03/08 (a)(b)(c)(d)                           47,430           47,430
TRAN Program Note Participations
  Series 2007A2
  3.62%, 06/30/08                                        12,500           12,526
  3.68%, 06/30/08                                        13,365           13,391
TRAN Program Note Participations
  Series 2007A3
  3.18%, 06/30/08                                         3,000            3,009
  3.62%, 06/30/08                                        15,000           15,031
  3.66%, 06/30/08                                        25,000           25,050
TRAN Program Note Participations
  Series 2007A4
  3.62%, 06/30/08                                        12,500           12,526
TRAN Program Note Participations
  Series 2007A5
  3.62%, 06/30/08                                        10,000           10,021
  3.68%, 06/30/08                                        25,520           25,570
CARLSBAD
M/F Housing Refunding RB
  (Santa Fe Ranch Apts) Series 1993A
  2.05%, 04/03/08 (a)(b)                                 14,500           14,500
CENTRAL USD
GO Refunding Bonds Series 2005
  3.01%, 04/03/08 (a)(b)(c)(d)                           11,855           11,855
COAST COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2002)
  Series 2006C
  2.27%, 04/03/08 (a)(b)(c)(d)                            3,548            3,548
CONTRA COSTA CNTY
M/F Mortgage RB (El Cerrito Royale)
  Series 1987A
  2.05%, 04/03/08 (a)(b)                                  2,480            2,480
TRAN Series A
  3.27%, 12/05/08                                        50,000           50,239
  3.28%, 12/05/08                                        65,000           65,309
CONTRA COSTA CNTY PUBLIC FINANCING
  AUTH
Tax Allocation RB Series 2007A
  3.01%, 04/03/08 (a)(b)(c)(d)                            9,500            9,500
DESERT SANDS USD
GO Bonds (Election of 2001)
  Series 2006
  3.01%, 04/03/08 (a)(b)(c)(d)                           21,150           21,150
DIAMOND BAR PUBLIC FINANCING AUTH
Lease RB (Community/Sr Center)
  Series 2002A
  2.25%, 04/02/08 (a)(b)                                  3,825            3,825
EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Subordinated RB Series
  2005A
  2.27%, 04/03/08 (a)(b)(c)(d)                           11,410           11,410
Water System Subordinated RB Series
  2007A
  2.24%, 04/03/08 (a)(b)(c)(d)                           72,600           72,600
  4.02%, 04/03/08 (a)(b)(c)(d)                           11,620           11,620
Water System Subordinated Refunding
  RB Series 2002A
  1.90%, 04/02/08 (a)(b)(c)                               6,345            6,345
Water System Subordinated Refunding
  RB Series 2008A1
  1.75%, 04/02/08 (a)(c)                                 33,100           33,100
Water System Subordinated Refunding
  RB Series 2008A2
  1.75%, 04/02/08 (a)(c)                                 10,000           10,000
Water System Subordinated Refunding
  RB Series 2008A3
  1.75%, 04/02/08 (a)(c)                                 14,425           14,425
Water System Subordinated Refunding
  RB Series 2008A4
  1.55%, 04/02/08 (a)(c)                                 24,810           24,810
Water System Subordinated Refunding
  RB Series 2008C1
  1.85%, 04/02/08 (a)(c)                                 17,500           17,500

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
Water System Subordinated Refunding
  RB Series 2008C2
  1.75%, 04/02/08 (a)(c)                                 10,000           10,000
Water System Subordinated Refunding
  RB Series 2008C4
  1.92%, 04/02/08 (a)(c)                                 12,000           12,000
Water System Subordinated Refunding
  RB Series 2008C5
  1.55%, 04/02/08 (a)(c)                                 12,500           12,500
Water System Subordinated Refunding
  RB Series 2008C6
  1.75%, 04/02/08 (a)(c)                                 16,000           16,000
Water Systems & Wastewater TECP
  1.70%, 06/09/08 (c)                                    40,000           40,000
  1.95%, 06/09/08 (c)                                     4,000            4,000
  2.00%, 06/09/08 (c)                                    40,200           40,200
EL CAJON REDEVELOPMENT AGENCY
M/F Housing RB (Park-Mollison &
  Madison Apts) Series 1998
  2.09%, 04/03/08 (a)(b)                                  4,700            4,700
EL CAMINO COMMUNITY COLLEGE
DISTRICT
GO Bonds (Election of 2002) Series
  2006B
  3.50%, 04/03/08 (a)(b)(c)(d)                            1,530            1,530
GO Bonds Series 2003A
  2.26%, 04/03/08 (a)(b)(c)(d)                           16,100           16,100
EL CAMINO HOSPITAL DISTRICT
GO Bonds Series 2006
  2.27%, 04/03/08 (a)(b)(c)(d)                            6,600            6,600
GO Bonds Series 2006
  2.28%, 04/03/08 (a)(b)(c)(d)                            8,035            8,035
ELK GROVE USD
Community Facilities District No.1
  Special Tax Bonds
  (Election of 1998) Series 2005
  2.23%, 04/03/08 (a)(b)(c)(d)                           16,990           16,990
ELSINORE VALLEY MUNICIPAL WATER
  DISTRICT
COP Series 2007A
  3.62%, 08/07/08 (b)(c)(d)                              12,990           12,990
EMERYVILLE REDEVELOPMENT AGENCY
M/F Housing RB (Bay St Apts)
  Series 2002A
  2.10%, 04/03/08 (a)(b)                                 87,715           87,715
ESCONDIDO
M/F Housing RB (Via Roble Apts)
  Series 2003A
  2.09%, 04/03/08 (a)(b)                                  6,900            6,900
EVERGREEN ELEMENTARY SD
GO Refunding Bonds Series 2005
  2.28%, 04/03/08 (a)(b)(c)(d)                           16,050           16,050
FONTANA USD
GO Bonds (Election of 2006)
  Series B
  2.29%, 04/03/08 (a)(b)(c)(d)                            5,000            5,000
FOOTHILL-DEANZA COMMUNITY COLLEGE
DISTRICT
GO Bonds (Election of 1999) Series C
  2.31%, 04/03/08 (a)(b)(c)(d)                           19,955           19,955
GO Bonds Series A
  2.23%, 04/02/08 (a)(c)(d)                               9,950            9,950
FRESNO IDA
IDRB (Keiser Corp) Series 1997
  2.32%, 04/02/08 (a)(b)                                  1,160            1,160
GLENDALE
Water RB Series 2008
  2.24%, 04/03/08 (a)(b)(c)(d)                            2,950            2,950
GOLDEN STATE TOBACCO SECURITIZATION
CORP
Enhanced Tobacco Settlement Asset-
  Backed Bonds Series 2005A
  3.90%, 04/02/08 (a)(b)(c)(d)                           22,550           22,550
  2.24%, 04/03/08 (a)(b)(c)(d)                           19,805           19,805
  2.24%, 04/03/08 (a)(b)(c)(d)                            6,420            6,420
  2.25%, 04/03/08 (a)(b)(c)(d)                           33,940           33,940
  2.25%, 04/03/08 (a)(b)(c)(d)                            7,500            7,500
Tobacco Settlement Asset-Backed
  Bonds Series 2003A1
  2.28%, 04/02/08 (a)(c)(d)                              43,470           43,470
  2.29%, 04/03/08 (a)(c)(d)                              21,690           21,690
GOLDEN VALLEY USD
GO Bonds (Election of 1999)
  Series D
  2.21%, 04/03/08 (a)(b)(c)(d)                            8,447            8,447
GOLDEN WEST SCHOOLS FINANCING AUTH
GO RB (Beverly Hills USD) Series
  2005
  2.20%, 04/03/08 (a)(b)(c)(d)                           17,615           17,615
HACIENDA LA PUENTE USD FACILITIES
  FINANCING AUTH
RB Series 2007
  2.28%, 04/02/08 (a)(b)(c)(d)                           10,905           10,905
HAYWARD
M/F Housing RB (Lord Tennyson Apts)
  Series 2005A
  2.27%, 04/03/08 (a)(b)                                 13,915           13,915
M/F Housing RB (Shorewood Apts)
  Series 1984A
  2.05%, 04/03/08 (a)(b)                                 10,900           10,900
HAYWARD HOUSING AUTH
M/F Mortgage Refunding RB
  (Huntwood Terrace Apts) Series 1993A
  1.94%, 04/02/08 (a)(b)                                  5,055            5,055
HERCULES PUBLIC FINANCING AUTH
Lease RB Series 2003A
  2.05%, 04/03/08 (a)(b)                                  6,755            6,755
HUNTINGTON BEACH
M/F Housing RB (Five Points
  Seniors) Series 1991A
  2.09%, 04/03/08 (a)(b)                                  9,500            9,500
HUNTINGTON PARK REDEVELOPMENT AGENCY
M/F Housing RB (Casa Rita Apts)
  Series 1994A
  2.09%, 04/03/08 (a)(b)                                  4,600            4,600
IRVINE
Lease RB (Capital Improvement)
  Series 1985
  1.85%, 04/03/08 (a)(b)                                  1,575            1,575

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
IRVINE ASSESSMENT DISTRICT
Limited Obligation Improvement Bonds
  (Assessment District No. 04-20)
  Series A
  1.10%, 04/01/08 (a)(b)                                  1,390            1,390
Limited Obligation Improvement Bonds
  (Assessment District No. 93-14)
  Series 2000
  0.90%, 04/01/08 (a)(b)                                  5,832            5,832
Limited Obligation Improvement Bonds
  (Assessment District No.03-19) Series
  B
  0.90%, 04/01/08 (a)(b)                                  1,767            1,767
IRWINDALE COMMUNITY REDEVELOPMENT
  AGENCY
Tax Allocation Refunding Parity
  Bonds (City Industrial
  Development) Series 2006
  2.20%, 04/03/08 (a)(b)(c)(d)                           20,220           20,220
KERN CNTY
2007-08 TRAN
  3.62%, 06/30/08                                        25,000           25,052
KERN COMMUNITY COLLEGE SAFETY,
  REPAIR & IMPROVEMENT DISTRICT
GO Bonds (Election of 2002)
  Series 2006
  2.21%, 04/03/08 (a)(b)(c)(d)                           17,130           17,130
LODI
Electric System Revenue COP
  Series 2002A
  2.75%, 04/02/08 (a)(b)(c)                              26,500           26,500
LOMA LINDA
RB (Loma Linda Univ Medical Center)
  Series 2007B1
  1.60%, 04/03/08 (a)(b)                                 11,200           11,200
RB (Loma Linda Univ Medical Center)
  Series 2007B2
  1.60%, 04/03/08 (a)(b)                                 36,000           36,000
LONG BEACH
Harbor RB Series 2002A
  2.75%, 04/02/08 (a)(b)(c)                              28,000           28,000
Harbor RB Series 2002B
  2.35%, 04/03/08 (a)(b)(c)(d)                           11,985           11,985
Harbor Refunding RB Series 1998A
  2.24%, 04/03/08 (a)(b)(c)(d)                            6,570            6,570
Harbor Refunding RB Series 2005A
  2.24%, 04/03/08 (a)(b)(c)(d)                            2,520            2,520
LONG BEACH HARBOR
Harbor TECP Series A
  1.23%, 05/06/08 (c)                                    31,400           31,400
LOS ANGELES
GO Refunding Bonds Series 1998A
  2.28%, 04/03/08 (a)(b)(c)(d)                            4,150            4,150
M/F Housing RB (Beverly Park Apts)
  Series 1988A
  2.09%, 04/01/08 (a)(b)                                 15,500           15,500
M/F Housing RB (Fountain Park Phase
  II) Series 2000B
  2.15%, 04/03/08 (a)(b)                                 19,515           19,515
M/F Housing RB (Fountain Park) Series
  1999P
  2.15%, 04/03/08 (a)(b)                                  9,800            9,800
M/F Housing RB Series 1985K
  1.90%, 04/01/08 (a)(b)                                    752              752
TRAN 2007
  3.65%, 06/30/08                                        49,600           49,700
  3.67%, 06/30/08                                       103,000          103,203
Wastewater System Refunding RB
  Series 2002A
  2.26%, 04/03/08 (a)(b)(c)(d)                            7,800            7,800
  4.00%, 04/03/08 (a)(b)(c)(d)                           16,445           16,445
Wastewater System Refunding RB
  Series 2005A
  2.41%, 04/03/08 (a)(b)(c)(d)                            5,735            5,735
LOS ANGELES CNTY
2007-08 TRAN
  3.18%, 06/30/08                                         6,000            6,018
  3.62%, 06/30/08                                        50,000           50,104
  3.64%, 06/30/08                                         7,755            7,771
LOS ANGELES CNTY METROPOLITAN
TRANSPORTATION AUTH
Prop A First Tier Sr Sales Tax
  Refunding RB Series 2001B
  2.25%, 04/03/08 (a)(b)(c)(d)                           21,250           21,250
Prop C Second Tier Sr Sales Tax
  Refunding RB Series 1993A
  3.25%, 04/03/08 (a)(b)(c)                              64,500           64,500
Second Subordinate Sales Tax
  Revenue CP Series A
  1.60%, 06/04/08 (b)                                    36,650           36,650
  1.80%, 06/12/08 (b)                                     4,500            4,500
  1.45%, 07/07/08 (b)                                     7,000            7,000
LOS ANGELES CNTY SANITATION DISTRICTS
  FINANCING AUTH
Capital Projects RB Series 2005B
  2.29%, 04/03/08 (a)(b)(c)(d)                            4,000            4,000
LOS ANGELES COMMUNITY
REDEVELOPMENT AGENCY
M/F Housing RB (Wilshire Station Apts)
  Series 2003A
  1.11%, 04/01/08 (a)(b)                                 14,000           14,000
M/F Housing RB (Wilshire Station Apts)
  Series 2004A
  1.11%, 04/01/08 (a)(b)                                 26,600           26,600
LOS ANGELES CONVENTION & EXHIBITION
  AUTH
Lease Refunding RB Series
  2003B1
  5.00%, 04/02/08 (a)(b)(c)                              14,110           14,110
LOS ANGELES DEPT OF AIRPORTS
CP Notes (Los Angeles International
  Airport) Series A&B
  1.15%, 04/02/08 (b)                                     5,000            5,000
  1.80%, 06/04/08 (b)                                     6,700            6,700
  0.96%, 06/05/08 (b)                                     7,000            7,000
  1.50%, 06/05/08 (b)                                    11,600           11,600
  1.85%, 06/05/08 (b)                                     5,400            5,400
  1.90%, 06/09/08 (b)                                     5,000            5,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
  1.85%, 06/10/08 (b)                                     6,000            6,000
LOS ANGELES DEPT OF WATER & POWER
Power Supply RB Series 2005A1
  2.25%, 04/03/08 (a)(b)(c)(d)                            6,000            6,000
Power System RB Series 2001A1
  2.20%, 04/03/08 (a)(c)(d)                               7,120            7,120
  2.29%, 04/03/08 (a)(b)(c)(d)                           15,000           15,000
Power System RB Series 2001B2
  1.60%, 04/03/08 (a)(c)                                  8,200            8,200
Power System RB Series 2005A1
  2.23%, 04/03/08 (a)(b)(c)(d)                            8,140            8,140
Power System RB Series 2005A2
  2.18%, 04/03/08 (a)(b)(c)(d)                           20,800           20,800
Power System RB Series 2007A1
  2.71%, 04/03/08 (a)(b)(c)(d)                            7,995            7,995
Power System Revenue CP Notes
  3.10%, 05/07/08 (c)                                    47,500           47,500
  1.80%, 06/12/08 (c)                                    25,000           25,000
RB Series 2001A
  2.25%, 04/03/08 (a)(b)(c)(d)                           21,250           21,250
RB Series 2007A2
  2.71%, 04/03/08 (a)(b)(c)(d)                           52,405           52,405
Water System RB Series 2001A
  6.00%, 04/03/08 (a)(b)(c)(d)                           13,555           13,555
Water System RB Series 2006A2
  2.37%, 04/03/08 (a)(b)(c)(d)                           13,330           13,330
Water Works RB Series 1999
  3.03%, 04/02/08 (a)(b)(c)(d)                           22,090           22,090
LOS ANGELES HARBOR
RB Series 2006D
  2.21%, 04/03/08 (a)(b)(c)(d)                           12,655           12,655
Refunding RB Series 2006B
  2.24%, 04/03/08 (a)(b)(c)(d)                           13,650           13,650
LOS ANGELES MUNICIPAL IMPROVEMENT
CORP
Lease Revenue TECP Series A1
  2.00%, 06/09/08 (b)                                     3,575            3,575
  0.90%, 06/11/08 (b)                                    15,000           15,000
LOS ANGELES USD
GO Bonds
  2.20%, 04/03/08 (a)(b)(c)(d)                            4,380            4,380
GO Bonds (Election of 2002) Series
  2005C&E
  2.29%, 04/03/08 (a)(b)(c)(d)                           28,960           28,960
GO Bonds (Election of 2002) Series
  2007B
  2.55%, 04/02/08 (a)(b)(c)(d)                            5,375            5,375
  2.24%, 04/03/08 (a)(b)(c)(d)                           12,050           12,050
GO Bonds (Election of 2002) Series
  2007B
  2.23%, 04/03/08 (a)(b)(c)(d)                            3,250            3,250
  2.28%, 04/03/08 (a)(b)(c)(d)                           11,720           11,720
GO Bonds (Election of 2004) Series
  2005E
  2.37%, 04/03/08 (a)(b)(c)(d)                            3,830            3,830
  2.71%, 04/03/08 (a)(b)(c)(d)                            3,400            3,400
GO Bonds (Election of 2004) Series
  2006F
  3.74%, 07/17/08 (b)(c)(d)                              16,190           16,190
GO Bonds (Election of 2004) Series
  2006G
  2.71%, 04/03/08 (a)(b)(c)(d)                            4,430            4,430
GO Bonds (Election of 2004) Series
  2007H
  2.24%, 04/03/08 (a)(b)(c)(d)                            6,600            6,600
  2.25%, 04/03/08 (a)(b)(c)(d)                           17,700           17,700
GO Bonds (Elections of 2004& 2005)
  Series 2005E & 2006C
  2.68%, 04/03/08 (a)(b)(c)(d)                           21,762           21,762
GO Bonds Series 2004H
  2.24%, 04/03/08 (a)(b)(c)(d)                           24,750           24,750
GO Refunding Bonds Series 2007A1
  2.20%, 04/03/08 (a)(b)(c)(d)                            5,065            5,065
  2.21%, 04/03/08 (a)(b)(c)(d)                           13,000           13,000
  2.26%, 04/03/08 (a)(b)(c)(d)                           13,735           13,735
  2.26%, 04/03/08 (a)(b)(c)(d)                            7,315            7,315
  2.26%, 04/03/08 (a)(b)(c)(d)                           11,695           11,695
  2.41%, 04/03/08 (a)(b)(c)(d)                           21,335           21,335
GO Refunding Bonds Series 2007A2
  2.20%, 04/03/08 (a)(b)(c)(d)                           11,810           11,810
TRAN Series A
  3.18%, 12/29/08                                        48,000           48,285
M-S-R PUBLIC POWER AGENCY
Subordinate Lien RB (San Juan)
  Series 1997E
  5.00%, 04/03/08 (a)(b)(c)                               1,050            1,050
MADERA CNTY
Lease RB (Madera Municipal Golf
  Course Refinancing) Series
  1993
  2.00%, 04/03/08 (a)(b)                                  2,715            2,715
MARTINEZ
M/F Housing Refunding RB
  (Muirwood Garden Apts) Series
  2003A
  1.70%, 04/02/08 (a)(b)                                  6,800            6,800
METROPOLITAN WATER DISTRICT OF
SOUTHERN CALIFORNA
RB Series 2000B4
  1.92%, 04/02/08 (a)(c)                                 28,100           28,100
MODESTO IRRIGATION DISTRICT
COP (1996 Refunding & Capital
  Improvements) Series 2006A
  2.20%, 04/03/08 (a)(b)(c)(d)                            4,520            4,520
MONTEREY PENINSULA COMMTY COLLEGE
DIST
GO Bonds (Election of 2002)
  Series C
  2.29%, 04/03/08 (a)(b)(c)(d)                            2,905            2,905
MORENO VALLEY COMMUNITY
REDEVELOPMENT AGENCY
Tax Allocation Bonds Series A
  3.01%, 04/03/08 (a)(b)(c)(d)                            6,175            6,175
MORGAN HILL REDEVELOPMENT AGENCY
Tax Allocation Bonds (Ojo De
  Agua Redevelopment Area)
  Series 2008A
  2.00%, 04/03/08 (a)(b)                                 17,000           17,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
MT SAN ANTONIO COMMUNITY COLLEGE
  DISTRICT
GO Bonds (Election of 2001)
  Series 2004B
  2.26%, 04/03/08 (a)(b)(c)(d)                           13,140           13,140
NATOMAS USD
GO Bonds (Election of 2006)
  Series 2007
  2.24%, 04/03/08 (a)(b)(c)(d)                            8,600            8,600
NEWPORT-MESA USD
GO Bonds (Election of 2005)
  Series 2007
  2.20%, 04/03/08 (a)(b)(c)(d)                           31,425           31,425
NORTHERN CALIFORNIA GAS AUTH
Gas Project RB Series 2007B
  2.13%, 04/03/08 (a)(b)(c)(d)                            3,335            3,335
  2.22%, 04/03/08 (a)(b)(c)(d)                           44,423           44,422
  2.26%, 04/03/08 (a)(b)(c)(d)                           14,100           14,100
OAKLAND
Insured RB (180 Harrison
  Foundation) Series 1999A
  5.98%, 04/02/08 (a)(b)(c)(d)                            4,500            4,500
OCEANSIDE
M/F Mortgage RB (Riverview
  Springs Apts) Series 1990A
  2.09%, 04/03/08 (a)(b)                                 13,870           13,870
OHLONE COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2002)
  Series B
  2.21%, 04/03/08 (a)(b)(c)(d)                           10,000           10,000
ORANGE CNTY
Apartment Development Refunding RB
  (Villas Aliento) Series 1998E
  1.95%, 04/03/08 (a)(b)                                  4,500            4,500
COP (Florence Crittenton Services)
  Series 1990
  1.65%, 04/02/08 (a)(b)                                  3,900            3,900
ORANGE CNTY LOCAL TRANSPORTATION AUTH
Sales Tax Revenue CP Notes
  2.10%, 06/09/08 (b)                                    17,600           17,600
  1.00%, 08/05/08 (b)                                     3,825            3,825
ORANGE CNTY SANITATION DISTRICT
COP Series 2003
  2.68%, 04/03/08 (a)(b)(c)(d)                            2,133            2,133
COP Series 2007B
  2.18%, 04/03/08 (a)(b)(c)(d)                            7,809            7,809
  2.21%, 04/03/08 (a)(b)(c)(d)                           16,665           16,665
  2.25%, 04/03/08 (a)(b)(c)(d)                            6,995            6,995
  2.29%, 04/03/08 (a)(b)(c)(d)                           12,000           12,000
Refunding COP Series 2000A
  1.10%, 04/01/08 (a)(c)                                  5,890            5,890
Refunding COP Series 2000B
  1.10%, 04/01/08 (a)(c)                                  2,400            2,400
OXNARD FINANCING AUTH
Water Revenue Project Bonds
  Series 2006
  2.27%, 04/03/08 (a)(b)(c)(d)                           11,740           11,740
PALM SPRINGS USD
GO Bonds (Election of 2004)
  Series A
  2.27%, 04/03/08 (a)(b)(c)(d)                           10,400           10,400
PALOMAR POMERADO HEALTH
GO Bonds (Election of 2004) Series
  2007A
  2.24%, 04/03/08 (a)(b)(c)(d)                            5,820            5,820
  2.24%, 04/03/08 (a)(b)(c)(d)                            9,890            9,890
  2.31%, 04/03/08 (a)(b)(c)(d)                            9,820            9,820
PARAMOUNT USD
GO Bonds (Election of 2006) Series
  2007
  2.29%, 04/03/08 (a)(b)(c)(d)                            4,990            4,990
PERALTA COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2006)
  Series 2007B
  2.25%, 04/03/08 (a)(b)(c)(d)                           12,800           12,800
PETALUMA COMMUNITY DEVELOPMENT COMMISSION
M/F Housing RB (Oakmont)
  Series 1996A
  2.40%, 04/03/08 (a)(b)                                  3,150            3,150
PINOLE REDEVELOPMENT AGENCY
M/F Housing RB (East Bluff Apts)
  Series 1998A
  2.20%, 04/03/08 (a)(b)                                  4,959            4,959
PLACER CNTY WATER AGENCY
Second Sr Water Revenue COP
  Series 2007
  2.20%, 04/03/08 (a)(b)(c)(d)                           12,555           12,555
PLEASANT HILL
M/F Mortgage RB (Brookside
  Apts) Series 1988A
  2.00%, 04/02/08 (a)(b)                                  3,700            3,700
PLEASANTON
M/F Housing RB (Busch Senior
  Housing) Series 2003A
  2.09%, 04/03/08 (a)(b)                                  2,360            2,360
PORT OF OAKLAND
CP Series D
  2.20%, 06/05/08 (b)                                    18,995           18,995
Intermediate Lien Refunding RB Series
  2007A
  2.65%, 04/03/08 (a)(b)(c)(d)                            7,500            7,500
POWAY USD
GO Bonds (Election of 2002)
  Series 2006B
  2.25%, 04/03/08 (a)(b)(c)(d)                            7,100            7,100
REDLANDS USD
GO Bonds (Election of 2002)
  Series 2005
  2.18%, 04/03/08 (a)(b)(c)(d)                            4,810            4,810
REDWOOD CITY
COP (City Hall) Series 1998
  2.05%, 04/03/08 (a)(b)                                  4,585            4,585

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
RICHMOND
M/F Housing RB (Baycliff Apts)
  Series 2004A
  2.09%, 04/03/08 (a)(b)                                 28,800           28,800
RIVERSIDE CNTY
COP Type One Series B
  1.95%, 04/01/08 (a)(b)                                 12,310           12,310
Transportation Commission CP Notes
  (Limited Tax Bonds)
  2.00%, 06/09/08 (b)                                     6,900            6,900
RIVERSIDE CNTY ASSET LEASING CORP
Leasehold RB (Southwest Justice
  Ctr) Series 2000B
  3.00%, 04/02/08 (a)(b)(c)                               1,300            1,300
RIVERSIDE CNTY HOUSING AUTH
M/F Housing RB (Victoria Springs
  Apts) Series 1989C
  2.09%, 04/03/08 (a)(b)                                  9,000            9,000
RIVERSIDE COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2004)
  Series 2007C
  2.25%, 04/03/08 (a)(b)(c)(d)                            8,600            8,600
SACRAMENTO CNTY
COP (Animal Care/Youth Detention
  Facilities) Series 2007
  2.24%, 04/03/08 (a)(b)(c)(d)                           21,315           21,315
Special Facilities Airport RB (Cessna
  Aircraft Co) Series 1998
  2.23%, 04/03/08 (a)(b)                                  7,800            7,800
TRAN Series 2007A
  3.67%, 07/09/08                                        25,000           25,054
  3.68%, 07/09/08                                        20,000           20,043
M/F Housing RB (Ashford Heights Apts)
  Series 2006H
  2.09%, 04/03/08 (a)(b)                                 21,850           21,850
M/F Housing RB (Hastings Park Apts)
  Series 2004G
  2.09%, 04/03/08 (a)(b)                                 16,500           16,500
M/F Housing RB (Logan Park Apts)
  Series 2007E
  2.14%, 04/03/08 (a)(b)                                 24,000           24,000
M/F Housing Refunding RB
  (Chesapeake Commons Apts) Series
  2001C
  2.09%, 04/03/08 (a)(b)                                 32,500           32,500
M/F Housing RB (Carlton Plaza of
  Sacramento Senior Apts) Series
  2003E
  2.09%, 04/03/08 (a)(b)                                 14,000           14,000
SACRAMENTO CNTY SANITATION DISTRICT
FINANCING AUTH
RB Series 2004A
  2.37%, 04/03/08 (a)(b)(c)(d)                            3,230            3,230
Refunding RB (Sacramento Regional
  Cnty Sanitation District) Series 2007B
  2.20%, 04/03/08 (a)(b)(c)(d)                            6,665            6,665
SACRAMENTO FINANCE AUTH
Capital Improvement RB Series 2006A
  2.28%, 04/03/08 (a)(b)(c)(d)                            7,260            7,260
Refunding RB Series 2006E (Master
  Lease Program Facilities)
  2.28%, 04/03/08 (a)(b)(c)(d)                           15,600           15,600
SACRAMENTO HOUSING AUTH
M/F Housing RB (Atrium Court Apts)
  2002G
  2.09%, 04/03/08 (a)(b)                                 17,200           17,200
M/F Housing RB (Hurley Creek Senior
  Apts) Series 2006E
  2.09%, 04/03/08 (a)(b)                                 13,105           13,105
M/F Housing RB (St Anton Building
  Apts) Series 2003I
  2.09%, 04/03/08 (a)(b)                                  8,000            8,000
M/F Housing RB (Valencia Point Apts)
  Series 2006I
  2.09%, 04/03/08 (a)(b)                                  7,335            7,335
SACRAMENTO USD
GO Bonds (Election of 1999)
  Series C
  2.26%, 04/03/08 (a)(b)(c)(d)                           14,485           14,485
SAN BERNARDINO CITY USD
GO Bonds (Election of 2004)
  Series B
  2.27%, 04/03/08 (a)(b)(c)(d)                            2,500            2,500
SAN BERNARDINO CNTY FLOOD CONTROL
DISTRICT
Judgment Obligation Bonds
  Series A
  4.00%, 04/03/08 (a)(b)(c)(d)                            6,415            6,415
SAN BERNARDINO COMMUNITY COLLEGE
DISTRICT
GO Bonds (Election of 2002) Series C
  2.20%, 04/03/08 (a)(b)(c)(d)                            7,780            7,780
  2.21%, 04/03/08 (a)(b)(c)(d)                            7,735            7,735
SAN DIEGO CNTY & SD
TRAN Program Note Participations
  Series 2007A
  3.60%, 06/30/08                                        10,000           10,021
TRAN Program Note Participations
  Series 2007B
  3.62%, 06/30/08                                        12,500           12,526
SAN DIEGO CNTY REGIONAL AIRPORT
AUTH
Airport Refunding RB Series 2005
  2.26%, 04/03/08 (a)(b)(c)(d)                            5,900            5,900
Refunding RB Series 2005
  2.24%, 04/03/08 (a)(b)(c)(d)                           11,705           11,705
Subordinate Airport Revenue CP Notes
  Series A & B
  2.72%, 06/12/08 (b)                                    22,254           22,254
SAN DIEGO CNTY REGIONAL
TRANSPORTATION COMMISSION
Sales Tax RB (Limited Tax) Series
  2008A
  1.80%, 04/03/08 (a)(c)                                 17,750           17,750
Sales Tax RB (Limited Tax) Series
  2008B
  1.80%, 04/03/08 (a)(c)                                 20,450           20,450
Sales Tax RB (Limited Tax) Series
  2008C
  1.80%, 04/03/08 (a)(c)                                 14,000           14,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
Sales Tax RB (Limited Tax) Series
  2008D
  1.80%, 04/03/08 (a)(c)                                 18,500           18,500
SAN DIEGO CNTY WATER AUTH
CP Series 1
  2.05%, 04/03/08 (c)                                     3,250            3,250
  2.45%, 04/03/08 (c)                                    45,000           45,000
CP Series 2
  0.90%, 05/07/08 (c)                                    50,500           50,500
  3.20%, 06/12/08 (c)                                    25,000           25,000
SAN DIEGO COMMUNITY COLLEGE
DISTRICT
GO Bonds (Election of 2006) Series
  2007
  2.21%, 04/03/08 (a)(b)(c)(d)                           14,085           14,085
  2.29%, 04/03/08 (a)(b)(c)(d)                            8,910            8,910
GO Bonds Series 2005
  2.21%, 04/03/08 (a)(b)(c)(d)                           17,495           17,495
SAN DIEGO HOUSING AUTH
M/F Housing RB (Bay Vista Apts) Series
  2008A
  2.09%, 04/03/08 (a)(b)                                  4,800            4,800
M/F Housing RB (Hillside Garden Apts)
  Series 2004B
  2.09%, 04/03/08 (a)(b)                                  9,000            9,000
M/F Housing RB (Villa Nueva Apts)
  Series 2007F
  2.09%, 04/03/08 (a)(b)                                 34,100           34,100
M/F Mortgage Refunding RB (Creekside
  Villa Apts) Series 1999B
  2.09%, 04/03/08 (a)(b)                                  6,000            6,000
SAN DIEGO PUBLIC FACILITIES FINANCING
AUTH
Subordinate Sewer Revenue Notes
  Series 2007
  2.25%, 04/03/08 (a)(b)(c)(d)                           49,500           49,500
Subordinated Water Revenue Notes
  Series 2008A
  2.29%, 04/03/08 (a)(b)(c)(d)                           41,000           41,000
SAN DIEGO USD
GO Bonds Series 2003E
  2.21%, 04/03/08 (a)(b)(c)(d)                           25,165           25,165
GO Refunding Bonds (Election of 1998)
  Series 2006 F1 & G1
  2.20%, 04/03/08 (a)(b)(c)(d)                            5,705            5,705
  2.20%, 04/03/08 (a)(b)(c)(d)                           17,245           17,245
GO Refunding Bonds (Election of 1998)
  Series 2006F1
  2.20%, 04/03/08 (a)(b)(c)(d)                            2,120            2,120
TRAN Series 2007-2008 A
  3.66%, 07/22/08                                        25,000           25,062
  3.67%, 07/22/08                                        26,500           26,565
SAN FRANCISCO
GO Bonds (Laguna Honda Hospital)
  Series 2005A
  2.37%, 04/03/08 (a)(b)(c)(d)                           10,365           10,365
GO Bonds (Laguna Honda Hospital)
  Series 2005B
  3.35%, 04/03/08 (a)(b)(c)                              15,090           15,090
GO Bonds (Laguna Honda Hospital)
  Series 2005I
  2.20%, 04/03/08 (a)(b)(c)(d)                            4,340            4,340
GO Bonds Series 2004A&B
  2.27%, 04/03/08 (a)(b)(c)(d)                            4,240            4,240
M/F Housing Refunding RB (City
  Heights Apts) Series 1997A
  2.09%, 04/02/08 (a)(b)                                 20,800           20,800
SAN FRANCISCO AIRPORTS COMMISSION
RB (San Francisco International Airport)
  Series 24A
  2.20%, 04/03/08 (a)(b)(c)(d)                           12,670           12,670
Refunding RB (San Francisco
  International Airport) Second Series
  Issue 27A
  2.24%, 04/03/08 (a)(b)(c)(d)                            9,005            9,005
SAN FRANCISCO BAY AREA RAPID
TRANSIT
GO Bonds (Election of 2004) Series 2007B
  2.11%, 04/03/08 (a)(c)(d)                               8,190            8,190
  2.21%, 04/03/08 (a)(c)(d)                               9,900            9,900
  2.22%, 04/03/08 (a)(c)(d)                               7,170            7,170
  2.22%, 04/03/08 (a)(c)(d)                               4,950            4,950
  2.22%, 04/03/08 (a)(c)(d)                               9,205            9,205
  2.29%, 04/03/08 (a)(c)(d)                              26,455           26,455
Sales Tax Refunding RB Series 2005A
   2.15%, 04/02/08 (a)(b)(c)(d)                           9,465            9,465
   2.41%, 04/03/08 (a)(b)(c)(d)                          13,400           13,400
Sales Tax Refunding RB Series 2006A
   2.29%, 04/03/08 (a)(b)(c)(d)                           7,525            7,525
SAN FRANCISCO CITY & CNTY
REDEVELOPMENT AGENCY
M/F Housing RB (Third & Mission)
  Series 1999C
  2.15%, 04/02/08 (a)(b)                                 29,700           29,700
M/F Housing Refunding RB (Fillmore Center)
  Series 1992A2
  2.15%, 04/02/08 (a)(b)                                  3,750            3,750
SAN FRANCISCO CNTY TRANSPORTATION
  AUTH
CP Series A&B
  2.10%, 05/22/08 (c)                                    12,500           12,500
SAN FRANCISCO COMMUNITY COLLEGE
  DISTRICT
GO Bonds (Election of 2005)
   Series B
   2.18%, 04/03/08 (a)(b)(c)(d)                          11,410           11,410
SAN FRANCISCO PUBLIC UTILITIES
COMMISSION
Water RB Series 2006A
  2.20%, 04/03/08 (a)(b)(c)(d)                           19,650           19,650
  2.21%, 04/03/08 (a)(b)(c)(d)                           12,995           12,995
Wastewater CP
  1.80%, 06/11/08 (b)                                     2,500            2,500
SAN FRANCISCO USD
GO Bonds (Election of 2003) Series
  2005B
  2.20%, 04/03/08 (a)(b)(c)(d)                            9,720            9,720

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
  2.25%, 04/03/08 (a)(b)(c)(d)                            2,645            2,645
SAN GABRIEL VALLEY COUNCIL OF
  GOVERNMENTS
Alameda Corridor-East Construction
Project Grant Anticipation Notes
  2.20%, 04/02/08 (b)                                    13,400           13,400
  0.75%, 05/06/08 (b)                                    27,800           27,800
SAN JOAQUIN CNTY PUBLIC FACILITIES
  FINANCING CORPORATION
COP Series 2007 (Cnty
  Administration Building)
  2.27%, 04/03/08 (a)(b)(c)(d)                           41,075           41,075
SAN JOSE
Airport RB Series 2007
  2.27%, 04/03/08 (a)(b)(c)(d)                           17,610           17,610
Airport RB Series 2007A
  2.24%, 04/03/08 (a)(b)(c)(d)                            3,950            3,950
  2.26%, 04/03/08 (a)(b)(c)(d)                           30,755           30,755
  2.98%, 04/03/08 (a)(b)(c)(d)                            8,125            8,125
  3.71%, 04/03/08 (a)(b)(c)(d)                           15,000           15,000
GO Bonds Series 2002
  2.18%, 04/03/08 (a)(b)(c)(d)                           11,971           11,971
GO Bonds Series 2007
  2.26%, 04/03/08 (a)(b)(c)(d)                           14,995           14,995
M/F Housing RB (Almaden Family Apts)
  Series 2003D
  2.09%, 04/03/08 (a)(b)                                  4,000            4,000
M/F Housing RB (Almaden Lake Village
  Apts) Series 1997A
  2.09%, 04/03/08 (a)(b)                                 25,000           25,000
M/F Housing RB (Betty Anne Gardens
  Apts) Series 2002A
  2.13%, 04/03/08 (a)(b)                                  7,210            7,210
M/F Housing RB (El Paseo Apts) Series
  2002B
  2.13%, 04/03/08 (a)(b)                                  4,945            4,945
M/F Housing RB (Raintree Apts) Series
  2005A
  2.15%, 04/03/08 (a)(b)                                 10,500           10,500
M/F Housing RB (Siena at Renaissance
  Square Apts) Series 1996A
  2.09%, 04/03/08 (a)(b)                                 10,500           10,500
SAN JOSE FINANCING AUTH
Lease RB (Civic Center) Series 2002C
  5.00%, 04/02/08 (a)(b)(c)                              30,040           30,040
Lease Refunding RB Series 2006A
  (Civic Center)
  3.72%, 07/10/08 (b)(c)(d)                              10,680           10,680
SAN JOSE REDEVELOPMENT AGENCY
Subordinate Tax Allocation Bonds
  (Merged Area Redevelopment) Series
  2005C
  2.09%, 04/02/08 (a)(b)                                  7,785            7,785
Subordinate Tax Allocation Bonds
  (Merged Area Redevelopment)
  Series 2005D
  2.05%, 04/02/08 (a)(b)                                  9,500            9,500
Tax Allocation Refunding Bonds
  (Merged Area Redevelopment)
  Series 2006C
  2.21%, 04/03/08 (a)(b)(c)(d)                           26,190           26,190
  3.50%, 04/03/08 (a)(b)(c)(d)                           16,900           16,900
Tax Allocation Refunding Bonds
  (Merged Area Redevelopment) Series
  2006D
  2.20%, 04/03/08 (a)(b)(c)(d)                           34,995           34,995
SAN JOSE USD
GO Bonds (Election of 2002)
  Series 2005B
  2.31%, 04/03/08 (a)(b)(c)(d)                           19,800           19,800
SAN JOSE-EVERGREEN COMMUNITY
  COLLEGE DISTRICT
GO Bonds (Election of 2004) Series A
  2.18%, 04/03/08 (a)(b)(c)(d)                            7,980            7,980
GO Bonds (Election of 2004) Series B
  2.18%, 04/03/08 (a)(b)(c)(d)                            3,400            3,400
SAN LUIS OBISPO CNTY FINANCE AUTH
RB (Nacimiento Water Project)
  Series 2007A
  4.49%, 04/03/08 (a)(b)(c)(d)                           10,370           10,370
SAN MARCOS REDEVELOPMENT AGENCY
M/F Housing RB (Grandon
  Village) Series 2002A
  2.27%, 04/03/08 (a)(b)                                 13,390           13,390
SAN MATEO CNTY COMMUNITY COLLEGE
  DISTRICT
GO Bonds (Election of 2005) Series
  2006B
  2.18%, 04/03/08 (a)(b)(c)(d)                              867              867
  2.24%, 04/03/08 (a)(b)(c)(d)                           17,940           17,940
SAN MATEO CNTY TRANSIT DISTRICT
Limited Tax Refunding Bonds Series
  2005A
  3.01%, 04/03/08 (a)(b)(c)(d)                            9,995            9,995
  3.50%, 04/03/08 (a)(b)(c)(d)                            8,685            8,685
SAN MATEO COMMUNITY COLLEGE
  DISTRICT
GO Bonds (Election of 2001) Series
  2005B
  2.25%, 04/03/08 (a)(b)(c)(d)                            2,655            2,655
GO Bonds Series 2005B & 2006A
  2.27%, 04/03/08 (a)(b)(c)(d)                           13,035           13,035
SAN PABLO REDEVELOPMENT AGENCY
Subordinate Tax Allocation Bonds
  (Tenth Township
  Redevelopment) Series 2006
  5.00%, 04/01/08 (a)(b)(c)                               8,900            8,900
SAN RAMON PUBLIC FINANCING AUTH
Tax Allocation Bonds Series 2006A
  2.77%, 04/03/08 (a)(b)(c)(d)                            3,995            3,995
SANTA CLARA CNTY FINANCING AUTH
Lease RB (Multiple Facilities)
  Series 2007K
  2.24%, 04/03/08 (a)(b)(c)(d)                           48,010           48,010
  2.37%, 04/03/08 (a)(b)(c)(d)                           14,285           14,285
SANTA CLARA CNTY HOUSING AUTH
M/F Housing RB (Monte Vista
  Terrace Apts) Series 2005C
  2.30%, 04/03/08 (a)(b)                                  9,920            9,920

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
SANTA CRUZ CNTY
TRAN 2007-2008
  3.66%, 07/11/08                                        25,000           25,056
SANTA FE SPRINGS IDA
IDRB (Tri-West) Series 1983
  2.40%, 04/01/08 (a)(b)                                  4,000            4,000
SANTA ROSA HOUSING AUTH
M/F Housing RB (Quail Run Apts)
  Series 1997A
  2.45%, 04/03/08 (a)(b)                                  7,790            7,790
SEQUOIA UNION HIGH SD
GO Refunding Bonds Series 2006
  2.18%, 04/03/08 (a)(b)(c)(d)                            4,105            4,105
SIMI VALLEY SCHOOL FINANCING AUTH
GO RB Series 2007
  2.20%, 04/03/08 (a)(b)(c)(d)                           21,080           21,080
SIMI VALLEY USD
GO Bonds (Election of 2004)
  Series 2007C
  2.21%, 04/03/08 (a)(b)(c)(d)                            7,500            7,500
SONOMA CNTY JUNIOR COLLEGE DISTRICT
GO Bonds (Election of 2002)
  Series B
  2.17%, 04/03/08 (a)(b)(c)(d)                           21,390           21,390
SOUTH COAST LOCAL EDUCATION
  AGENCIES TRAN
  Program Note Participations
  Series 2007A
  3.68%, 06/30/08                                        55,000           55,107
SOUTHERN CALIFORNIA HFA
S/F Mortgage RB Series 2004A
  2.00%, 04/02/08 (a)(c)                                 18,115           18,115
S/F Mortgage RB Series 2004B
  2.00%, 04/02/08 (a)(c)                                 25,265           25,265
  2.00%, 04/02/08 (a)(c)                                 61,585           61,585
SOUTHERN CALIFORNIA METROPOLITAN
  WATER DISTRICT
RB Series 1997B
  1.75%, 04/03/08 (a)(c)                                    900              900
RB Series 2000B3
  0.92%, 04/01/08 (a)(c)                                  2,000            2,000
RB Series 2001C1
  1.10%, 04/01/08 (a)(c)                                  3,100            3,100
RB Series 2001C2
  0.80%, 04/01/08 (a)(c)                                    300              300
RB Series 2006A
  2.21%, 04/03/08 (a)(c)(d)                              13,050           13,050
  2.21%, 04/03/08 (a)(c)(d)                              50,000           50,000
  2.22%, 04/03/08 (a)(c)(d)                               4,300            4,300
Refunding RB Series 2004C
  1.50%, 04/03/08 (a)(c)                                 10,500           10,500
Refunding RB Series 2008A1
  1.85%, 04/01/08 (a)(c)                                 21,000           21,000
 Water RB (2006 Authorization) Series A
  2.29%, 04/03/08 (a)(c)(d)                              12,215           12,215
SOUTHERN CALIFORNIA PUBLIC POWER AUTH
Gas Project RB Series 2007B
  2.24%, 04/03/08 (a)(b)(c)(d)                          100,000          100,000
Subordinate Refunding RB Series 1991
  2.00%, 04/02/08 (a)(b)                                 21,600           21,600
STATE CENTER COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2002) Series 2007A
  2.29%, 04/03/08 (a)(b)(c)(d)                            8,320            8,320
SWEETWATER UNION HIGH SD
GO Bonds (Election of 2000)
  Series C
  2.18%, 04/03/08 (a)(b)(c)(d)                           13,900           13,900
UNIV OF CALIFORNIA
CP Notes Series A
  1.85%, 06/04/08                                        18,000           18,000
General RB Series 2003A
  2.20%, 04/03/08 (a)(b)(c)(d)                            9,005            9,005
  2.28%, 04/03/08 (a)(b)(c)(d)                            8,265            8,265
General RB Series 2005F
  2.18%, 04/03/08 (a)(b)(c)(d)                            6,233            6,233
General RB Series 2007J
  2.18%, 04/03/08 (a)(b)(c)(d)                           25,115           25,115
  2.24%, 04/03/08 (a)(b)(c)(d)                           39,365           39,365
  2.29%, 04/03/08 (a)(c)(d)                               6,100            6,100
General RB Series 2008L
  2.13%, 04/03/08 (a)(c)(d)                               3,275            3,275
  2.29%, 04/03/08 (a)(c)(d)                               4,900            4,900
General RB Series G
  2.28%, 04/03/08 (a)(b)(c)(d)                           10,490           10,490
GO Bonds Series J
  2.18%, 04/03/08 (a)(b)(c)(d)                            3,000            3,000
Limited Project RB Series 2005B
  2.00%, 04/02/08 (a)(b)(c)(d)                            4,600            4,600
  2.17%, 04/03/08 (a)(b)(c)(d)                           10,300           10,300
  2.25%, 04/03/08 (a)(b)(c)(d)                            6,470            6,470
Limited Project RB Series 2007D
  3.50%, 04/03/08 (a)(b)(c)(d)                            7,820            7,820
Medical Center Pooled RB Series
  2007A
  2.26%, 04/03/08 (a)(b)(c)(d)                           19,380           19,380
Medical Center Pooled RB Series
  2007B1
  1.10%, 04/01/08 (a)(c)                                    600              600
Medical Center Pooled RB Series
  2007B2
  0.97%, 04/01/08 (a)(c)                                  8,755            8,755
Medical Center Pooled RB Series
  2007C2
  2.15%, 04/02/08 (a)(b)(c)(d)                            8,000            8,000
  2.15%, 04/02/08 (a)(b)(c)(d)                           14,000           14,000
Medical Center Pooled RB Series
  2007A
  2.26%, 04/03/08 (a)(b)(c)(d)                           29,495           29,495
Multiple Purpose RB Series 2002O
  2.18%, 04/03/08 (a)(b)(c)(d)                            7,995            7,995
Pooled RB Series 2007C2
  2.13%, 04/03/08 (a)(c)(d)                              24,000           24,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
VENTURA CNTY COMMUNITY COLLEGE
  DISTRICT
GO Bonds (Election of 2002)
  Series A
  2.26%, 04/03/08 (a)(b)(c)(d)                            7,500            7,500
VERNON NATURAL GAS FINANCING AUTH
RB Series 2006B
  3.00%, 04/02/08 (a)(b)(c)                              59,705           59,705
RB Series 2006C
  3.00%, 04/02/08 (a)(b)(c)                              15,000           15,000
VICTOR VALLEY COMMUNITY COLLEGE
  DISTRICT
COP Series 1997
  2.10%, 04/03/08 (a)(b)                                 44,075           44,075
WEST CONTRA COSTA USD
GO Bonds (Election of 2002)
  Series C
  2.20%, 04/03/08 (a)(b)(c)(d)                            4,785            4,785
WEST VALLEY-MISSION COMMUNITY
  COLLEGE DISTRICT
GO Bonds (Election of 2004)
  Series 2006A
  2.25%, 04/03/08 (a)(b)(c)(d)                           12,460           12,460
WESTMINISTER REDEVELOPMENT AGENCY
M/F Housing RB (Brookhurst
  Royale Sr Assisted Living)
  Series 2000A
  2.20%, 04/03/08 (a)(b)                                  7,430            7,430
WHITTIER
Refunding RB (Whittier College)
  Series 2004
  2.30%, 04/03/08 (a)(b)(c)                              14,100           14,100
                                                                  --------------
                                                                      10,155,114
PUERTO RICO 3.1%
--------------------------------------------------------------------------------
PUERTO RICO
GO Public Improvement Refunding
  Bonds Series 2007A4
  1.10%, 04/01/08 (a)(b)(c)                              13,300           13,300
Public Improvement Bonds Series
  2001A
  2.21%, 04/03/08 (a)(b)(c)(d)                            8,800            8,800
  2.24%, 04/03/08 (a)(b)(c)(d)                            7,800            7,800
Public Improvement Refunding Bonds
  Series 2007A2
  2.05%, 04/03/08 (a)(b)(c)                                 900              900
Public Improvement Refunding Bonds
  Series 2007A3
  1.10%, 04/01/08 (a)(b)(c)                               1,800            1,800
TRAN Series 2008
  3.40%, 07/30/08 (b)                                    20,000           20,055
PUERTO RICO AQUEDUCT & SEWER AUTH
RB Series A
  2.28%, 04/03/08 (a)(b)(c)(d)                            4,400            4,400
PUERTO RICO ELECTRIC POWER AUTH
Power RB Series HH
  2.21%, 04/03/08 (a)(b)(c)(d)                            3,860            3,860
Power Refunding RB Series UU
  2.20%, 04/02/08 (a)(b)(c)(d)                           14,150           14,150
  2.26%, 04/03/08 (a)(b)(c)(d)                           15,000           15,000
Power Refunding RB Series UU
  2.29%, 04/03/08 (a)(b)(c)(d)                           17,785           17,785
PUERTO RICO HIGHWAY &
  TRANSPORTATION AUTH
Highway RB Series Y
  2.29%, 04/03/08 (a)(b)(c)(d)                            8,410            8,410
Highway Refunding RB Series CC
  2.21%, 04/03/08 (a)(b)(c)(d)                            1,000            1,000
Highway Refunding RB Series Z
  2.26%, 04/03/08 (a)(b)(c)(d)                            5,260            5,260
Subordinated Transportation Refunding
  RB Series 2007A
  2.24%, 04/03/08 (a)(b)(c)(d)                           23,580           23,580
Transportation RB Series L
  2.24%, 04/03/08 (a)(b)(c)(d)                           12,025           12,025
Transportation Refunding RB Series
  2005L
  4.00%, 04/03/08 (a)(b)(c)(d)                           50,895           50,895
Transportation Refunding RB Series CC
  2.41%, 04/03/08 (a)(b)(c)(d)                            6,280            6,280
PUERTO RICO HOUSING FINANCE CORP
Homeownership Mortgage RB Series
  1998A
  2.25%, 04/03/08 (a)(b)(c)(d)                            9,900            9,900
Homeownership Mortgage RB Series
  2000A
  2.25%, 04/03/08 (a)(b)(c)(d)                              815              815
PUERTO RICO INFRASTRUCTURE FINANCING
  AUTH
Special Obligation Bonds Series
  2000A
  2.20%, 04/03/08 (a)(c)(d)                              28,900           28,900
PUERTO RICO MUNICIPAL FINANCE
  AGENCY
Bonds Series 1999A
  2.24%, 04/03/08 (a)(b)(c)(d)                            9,870            9,870
PUERTO RICO PUBLIC BUILDINGS AUTH
Government Facilities Refunding
  RB Series M3
  2.80%, 04/03/08 (a)(b)(c)                              75,450           75,450
                                                                  --------------
                                                                         340,235
                                                                  --------------
TOTAL MUNICIPAL SECURITIES
(COST $10,495,349)                                                   10,495,349
                                                                  --------------

END OF INVESTMENTS.

At 03/31/08, the tax basis cost of the fund's investments was $10,495,349.

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,324,507 or 39.4% of net assets.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ACES - Adjustable convertible extendable security
 BAN - Bond anticipation note
 COP - Certificate of participation
  GO - General obligation
 HFA - Housing finance agency
 IDA - Industrial development authority
IDRB - Industrial development revenue bond
 RAN - Revenue anticipation note
  RB - Revenue bond
  SD - School district
TECP - Tax-exempt commercial paper
TRAN - Tax and revenue anticipation note
 USD - Unified school district

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
ASSET VALUATION INPUTS                                               SECURTIES
Level 1 - Quoted Prices                                           $            0
Level 2 - Other Significant Observable Inputs                     $   10,495,349
Level 3 - Significant Unobservable Inputs                         $            0
TOTAL                                                             $   10,495,349

The Charles Schwab Family of Funds
Schwab California AMT Tax-Free Money Fund(TM)

PORTFOLIO HOLDINGS As of March 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                       COST            VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 91.5%  MUNICIPAL SECURITIES                            469,822          469,822
--------------------------------------------------------------------------------
 91.5%  TOTAL INVESTMENTS                               469,822          469,822
  8.5%  OTHER ASSETS AND
        LIABILITIES                                                       43,899
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       513,721

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
MUNICIPAL SECURITIES 91.5% OF NET ASSETS

CALIFORNIA 86.6%
--------------------------------------------------------------------------------
AFFORDABLE HOUSING AGENCY
M/F Housing RB (Westridge at
  Hilltop Apts) Series 2003A
  1.94%, 04/03/08 (a)(b)                                  4,770            4,770
ANAHEIM REDEVELOPMENT AGENCY
Tax Allocation Refunding Bonds
  (Anaheim Merged
  Redevelopment Project Area)
  Series 2007A
  2.29%, 04/03/08 (a)(b)(c)(d)                            2,485            2,485
ASSOCIATION OF BAY AREA
  GOVERNMENTS
COP (The Harker School) Series 2007
  1.70%, 04/02/08 (a)(b)                                    990              990
RB (Air Force Village West Inc) Series
  2005
  2.20%, 04/03/08 (a)(b)                                    600              600
BAY AREA TOLL AUTH
San Francisco Bay Area Toll
  Bridge RB Series
  2006F
  2.22%, 04/03/08 (a)(c)(d)                               2,900            2,900
CALIFORNIA
Economic Recovery Bonds Series
  2004A
  2.08%, 04/02/08 (a)(c)(d)                               1,500            1,500
Economic Recovery Bonds Series
  2004C1
  1.10%, 04/02/08 (a)(c)                                  1,200            1,200
Economic Recovery Bonds Series
  2004C5
  0.78%, 04/02/08 (a)(c)                                  2,100            2,100
GO Bonds
  2.21%, 04/03/08 (a)(b)(c)(d)                            1,400            1,400
GO Bonds Series 2003C4
  1.86%, 04/03/08 (a)(b)                                  2,400            2,400
GO Bonds Series 2004A1
  0.75%, 04/02/08 (a)(b)                                    600              600
GO Bonds Series 2004A10
  1.50%, 04/03/08 (a)(b)                                    800              800
GO Bonds Series 2005B7
  0.75%, 04/02/08 (a)(b)                                    500              500
GO CP Notes
  1.20%, 04/03/08 (c)                                     8,500            8,500
  1.55%, 05/02/08 (c)                                    16,000           16,000
  0.75%, 05/08/08 (c)                                    12,000           12,000
  2.08%, 06/03/08 (c)                                    10,000           10,000
  1.55%, 06/10/08 (c)                                     8,000            8,000
GO Refunding Bonds Series 2007A
  2.24%, 04/03/08 (a)(b)(c)(d)                            3,133            3,133
RAN
  0.80%, 06/30/08                                        10,150           10,230
  1.68%, 06/30/08                                         2,000            2,011
  2.87%, 06/30/08                                         1,500            1,504
  3.29%, 06/30/08                                         2,500            2,504
Various Purpose GO Bonds
  2.29%, 04/03/08 (a)(b)(c)(d)                            3,960            3,960
  4.75%, 04/03/08 (a)(b)(c)(d)                              500              500
CALIFORNIA DEPT OF WATER RESOURCES
Power Supply RB Series 2002B1
  0.75%, 04/02/08 (a)(b)                                    750              750
Power Supply RB Series 2002B2
  0.90%, 04/02/08 (a)(b)                                  5,900            5,900
Power Supply RB Series 2002B6
  0.84%, 04/02/08 (a)(b)                                  4,500            4,500
Power Supply RB Series 2002C1
  1.72%, 04/03/08 (a)(b)                                    700              700
Power Supply RB Series 2002C11
  1.95%, 04/03/08 (a)(b)                                  3,165            3,165
Power Supply RB Series 2002C13
  1.91%, 04/03/08 (a)(b)(c)                               9,515            9,515
Power Supply RB Series 2002C4
  1.98%, 04/03/08 (a)(b)                                  1,000            1,000
Power Supply RB Series 2005F2
  0.75%, 04/02/08 (a)(b)                                  3,000            3,000
Power Supply RB Series 2005F4
  0.75%, 04/02/08 (a)(b)                                    200              200
Power Supply RB Series 2005F5
  0.90%, 04/02/08 (a)(b)                                  6,500            6,500
Power Supply RB Series 2005G8
  3.00%, 04/03/08 (a)(b)(c)                               8,000            8,000
Power Supply RB Series 2008H
  2.29%, 04/03/08 (a)(b)(c)(d)                            1,700            1,700
CALIFORNIA EDUCATIONAL FACILITIES AUTH
RB (Chapman Univ) Series 2000
  1.95%, 04/02/08 (a)(b)                                  3,100            3,100
RB (Univ of Judaism) Series 1998A
  2.21%, 04/03/08 (a)(b)                                  4,800            4,800
CALIFORNIA HEALTH FACILITIES FINANCING AUTH
Health Facility RB (Catholic Healthcare
  West) Series 2004J
  1.92%, 04/02/08 (a)(b)                                    500              500

SCHWAB CALIFORNIA AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
Hospital RB (Adventist Health
  System/West) Series 1998A
  1.65%, 04/02/08 (a)(b)(c)                               4,700            4,700
RB (Kaiser Permanente) Series 2006C
  1.96%, 04/02/08 (a)                                     6,000            6,000
RB (Sutter Health) Series 2007A
  2.08%, 04/02/08 (a)(c)(d)                               1,500            1,500
CALIFORNIA INFRASTRUCTURE & ECONOMIC
DEVELOPMENT BANK
Insured RB (Rand Corp) Series 2002B
  1.15%, 04/02/08 (a)(b)(c)                               6,000            6,000
RB (Asian Art Museum Foundation of
  SF) Series 2005
  1.95%, 04/02/08 (a)(b)(c)                               2,300            2,300
RB (California Independent System Operator
  Corp) Series 2000A
  2.40%, 04/02/08 (a)(b)(c)                               1,800            1,800
RB (SRI International) Series 2003A
  1.80%, 04/03/08 (a)(b)                                  1,500            1,500
RB (J. Paul Getty Trust) Series 2003B
  0.65%, 04/02/08 (a)                                     1,000            1,000
Refunding RB (J. Paul Getty Trust)
  Series 2007A1
  1.70%, 04/01/09                                         3,600            3,600
CALIFORNIA POLLUTION CONTROL FINANCING AUTH
Refunding RB (Pacific Gas & Electric Co)
  Series 1996E
  0.75%, 04/02/08 (a)(b)                                  1,800            1,800
Refunding RB (Pacific Gas & Electric Co)
  Series 1996C
  0.75%, 04/02/08 (a)(b)                                    600              600
CALIFORNIA STATE UNIV
RB Series 2007A
  2.18%, 04/03/08 (a)(b)(c)(d)                            2,175            2,175
TECP Series A
  2.10%, 06/02/08 (b)                                     3,991            3,991
CALIFORNIA STATEWIDE COMMUNITIES
  DEVELOPMENT AUTH
RB (Jewish Federation Council of Greater Los
  Angeles) Series 2000A
  2.21%, 04/03/08 (a)(b)                                  1,600            1,600
RB (Kaiser Permanente) Series 2004H
  2.63%, 05/01/08                                         5,000            5,019
RB (Kaiser Permanente) Series 2004M
  1.96%, 04/02/08 (a)                                       750              750
RB (Kaiser Permanente) Series 2006D
  2.00%, 06/10/08                                         5,000            5,000
RB (National Public Radio) Series 2002
  2.08%, 04/02/08 (a)(b)                                  1,285            1,285
TRAN Program Note Participations
  Series 2007A3
  3.18%, 06/30/08                                         7,000            7,021
CHINO BASIN REGIONAL FINANCING AUTH
RB (Inland Empire Utilities
  Agency) Series 2008A
  2.27%, 04/03/08 (a)(b)(c)(d)                            2,720            2,720
DIAMOND BAR PUBLIC FINANCING AUTH
Lease RB (Community/Sr Center)
  Series 2002A
  2.25%, 04/02/08 (a)(b)                                  1,500            1,500
EAST BAY MUNICIPAL UTILITY DISTRICT
Wastewater System Subordinated
  Refunding RB Series 2008A
  1.90%, 04/02/08 (a)(c)                                  7,000            7,000
Wastewater System Subordinated
  Refunding RB Series 2008C
  1.75%, 04/03/08 (a)(c)                                  8,150            8,150
Water System & Wastewater TECP
  1.80%, 06/05/08 (c)                                     4,000            4,000
EASTERN MUNICIPAL WATER DISTRICT
Water & Sewer Revenue COP
  Series 2008B
  1.95%, 04/02/08 (a)(c)                                 10,600           10,600
GOLDEN STATE TOBACCO SECURITIZATION
  CORP
Tobacco Settlement Asset-
  Backed Bonds Series 2003A1
  2.28%, 04/02/08 (a)(c)(d)                               1,395            1,395
HAYWARD
M/F Housing RB (Shorewood
  Apts) Series 1984A
  2.05%, 04/03/08 (a)(b)                                  1,200            1,200
IRVINE
Lease RB (Capital Improvement) Series
  1985
  1.85%, 04/03/08 (a)(b)                                    700              700
IRVINE ASSESSMENT DISTRICT
Limited Obligation Improvement Bonds
  (Assessment District No. 00-18)
  Series 18
  0.84%, 04/02/08 (a)(b)                                  1,200            1,200
Limited Obligation Improvement
  Bonds (Assessment District
  No.03-19) Series B
  0.80%, 04/02/08 (a)(b)                                  2,279            2,279
IRVINE RANCH WATER DISTRICT
Sewer Bonds Election 1988
  (Improvement District No. 282)
  Series A
  0.75%, 04/02/08 (a)(b)                                    400              400
IRWINDALE COMMUNITY REDEVELOPMENT
  AGENCY
Tax Allocation Refunding Parity
  Bonds (City Industrial
  Development) Series 2006
  2.20%, 04/03/08 (a)(b)(c)(d)                            1,000            1,000
LODI
Electric System Revenue COP
  Series 2002A
  2.75%, 04/02/08 (a)(b)(c)                                 260              260
LOMA LINDA
RB (Loma Linda Univ Medical Center)
  Series 2007B1
  1.60%, 04/03/08 (a)(b)                                  8,800            8,800
RB (Loma Linda Univ Medical Center)
  Series 2007B2
  1.60%, 04/03/08 (a)(b)                                  2,000            2,000

SCHWAB CALIFORNIA AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
LOS ANGELES
GO Refunding Bonds Series 1998A
  2.28%, 04/03/08 (a)(b)(c)(d)                            2,000            2,000
TRAN 2007
  1.95%, 06/30/08                                         1,650            1,660
  3.18%, 06/30/08                                         5,000            5,015
Wastewater System Refunding RB
  Series 2002A
  4.00%, 04/03/08 (a)(b)(c)(d)                              800              800
LOS ANGELES CNTY
2007-08 TRAN
  3.18%, 06/30/08                                         9,000            9,028
LOS ANGELES CNTY METROPOLITAN
  TRANSPORTATION AUTH
Prop C Second Tier Sr Sales Tax
  Refunding RB Series 1993A
  3.25%, 04/03/08 (a)(b)(c)                               2,000            2,000
Second Subordinate Sales Tax
  Revenue CP Series A
  1.45%, 07/07/08 (b)                                     3,000            3,000
LOS ANGELES DEPT OF AIRPORTS
CP Notes (Los Angeles
  International Airport) Series
  A&B
  1.85%, 06/10/08 (b)                                     6,000            6,000
LOS ANGELES DEPT OF WATER & POWER
Power System RB Series 2001B1
  1.75%, 04/03/08 (a)(c)                                  1,000            1,000
Power System RB Series 2001B2
  1.60%, 04/03/08 (a)(c)                                  1,550            1,550
Power System RB Series 2007A1
  2.71%, 04/03/08 (a)(b)(c)(d)                              215              215
LOS ANGELES USD
GO Bonds (Election of 2002) Series
  2005C&E
  2.29%, 04/03/08 (a)(b)(c)(d)                            6,990            6,990
GO Refunding Bonds Series 2007A1
  2.21%, 04/03/08 (a)(b)(c)(d)                            3,235            3,235
TRAN Series A
  3.18%, 12/29/08                                         2,000            2,012
NORTHERN CALIFORNIA GAS AUTH
Gas Project RB Series 2007B
  2.22%, 04/03/08 (a)(b)(c)(d)                            3,000            3,000
ORANGE CNTY SANITATION DISTRICT
COP Series 2007B
  2.25%, 04/03/08 (a)(b)(c)(d)                            4,000            4,000
Refunding COP (Nos. 1-3, 5-7, & 11)
  Series 1993
  1.85%, 04/02/08 (a)(b)(c)                               6,000            6,000
Refunding COP Series 2000A
  0.85%, 04/02/08 (a)(c)                                  1,000            1,000
Refunding COP Series 2000B
  0.85%, 04/02/08 (a)(c)                                  1,000            1,000
PERALTA COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2006)
  Series 2007B
  2.25%, 04/03/08 (a)(b)(c)(d)                            4,000            4,000
PLACER CNTY WATER AGENCY
Second Sr Water Revenue COP
  Series 2007
  2.20%, 04/03/08 (a)(b)(c)(d)                            3,000            3,000
ROWLAND USD
GO Bonds (Election of 2006)
  Series A
  2.27%, 04/03/08 (a)(b)(c)(d)                            2,800            2,800
SACRAMENTO MUNICIPAL UTILITY DISTRICT
CP Series J
  1.80%, 06/06/08 (b)                                     6,500            6,500
SAN BERNARDINO COMMUNITY COLLEGE
  DISTRICT
GO Bonds (Election of 2002)
  Series C
  2.20%, 04/03/08 (a)(b)(c)(d)                            4,080            4,080
SAN DIEGO CNTY WATER AUTH
CP Series 2
  0.90%, 05/07/08 (c)                                     7,000            7,000
SAN DIEGO PUBLIC FACILITIES FINANCING
  AUTH
Subordinate Sewer Revenue
  Notes Series 207
  2.25%, 04/03/08 (a)(b)(c)(d)                           10,500           10,500
SAN DIEGO USD
GO Refunding Bonds (Election of 1998)
  Series 2006 F1 & G1
  2.20%, 04/03/08 (a)(b)(c)(d)                            2,000            2,000
  2.20%, 04/03/08 (a)(b)(c)(d)                            1,000            1,000
SAN FRANCISCO PUBLIC UTILITIES
  COMMISSION
Water Refunding RB Series
  2006A
  2.17%, 04/03/08 (a)(b)(c)(d)                            8,155            8,155
SAN MATEO CNTY COMMUNITY COLLEGE
  DISTRICT
GO Bonds (Election of 2005) Series
  2006B
  2.18%, 04/03/08 (a)(b)(c)(d)                            1,133            1,133
  2.24%, 04/03/08 (a)(b)(c)(d)                           16,200           16,200
SEQUOIA UNION HIGH SD
GO Bonds (Election of 2004)
  Series 2005B
  2.29%, 04/03/08 (a)(b)(c)(d)                            1,500            1,500
SOUTHERN CALIFORNIA METROPOLITAN
  WATER DISTRICT
RB (2006 Authorization) Series A
  2.13%, 04/03/08 (a)(c)(d)                               4,000            4,000
RB Series 1997B
  1.75%, 04/03/08 (a)(c)                                  5,300            5,300
RB Series 2000B3
  0.77%, 04/02/08 (a)(c)                                  1,700            1,700
RB Series 2005B1
  1.85%, 04/03/08 (a)(c)                                  2,075            2,075
SOUTHERN CALIFORNIA PUBLIC POWER
  AUTH
Subordinate Refunding RB Series
  1991
  2.00%, 04/02/08 (a)(b)                                  3,600            3,600

SCHWAB CALIFORNIA AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
UNIV OF CALIFORNIA
CP Notes Series A
  1.85%, 06/04/08                                         6,000            6,000
General RB Series 2005F
  2.18%, 04/03/08 (a)(b)(c)(d)                            1,512            1,512
General RB Series 2008L
  2.29%, 04/03/08 (a)(c)(d)                               1,695            1,695
GO Bonds Series J
  2.18%, 04/03/08 (a)(b)(c)(d)                            3,435            3,435
Limited Project RB Series 2005B
  2.00%, 04/02/08 (a)(b)(c)(d)                            2,400            2,400
Medical Center Pooled RB Series
  2007B1
  0.85%, 04/02/08 (a)(c)                                    800              800
VERNON NATURAL GAS FINANCING AUTH
RB (Vernon Gas) Series 2006B
  3.00%, 04/02/08 (a)(b)(c)                               4,100            4,100
RB (Vernon Gas) Series 2006C
  3.00%, 04/02/08 (a)(b)(c)                               3,835            3,835
VICTOR VALLEY COMMUNITY COLLEGE
  DISTRICT
COP Series 1997
  2.10%, 04/03/08 (a)(b)                                  5,000            5,000
WEST CONTRA COSTA USD
GO Bonds (Election of 2002) Series C
  2.20%, 04/03/08 (a)(b)(c)(d)                            7,000            7,000
                                                                  --------------
                                                                         444,587
PUERTO RICO 4.9%
--------------------------------------------------------------------------------
PUERTO RICO
GO Public Improvement Refunding
  Bonds Series 2007A4
  0.85%, 04/02/08 (a)(b)(c)                               3,375            3,375
Public Improvement Bonds Series
  2001A
  2.17%, 04/03/08 (a)(b)(c)(d)                            3,000            3,000
PUERTO RICO HIGHWAY &
  TRANSPORTATION AUTH
Transportation Refunding RB
  Series 2005L
  4.00%, 04/03/08 (a)(b)(c)(d)                           17,000           17,000
PUERTO RICO HOUSING FINANCE CORP
Homeownership Mortgage RB
  Series 2000A
  2.25%, 04/03/08 (a)(b)(c)(d)                            1,860            1,860
                                                                  --------------
                                                                          25,235
                                                                  --------------
TOTAL MUNICIPAL SECURITIES
(COST $469,822)                                                          469,822
                                                                  --------------

END OF INVESTMENTS.

At 03/31/08, the tax basis cost of the fund's investments was $469,822.

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $142,878 or 27.8% of net assets.

 COP - Certificate of participation
  GO - General obligation
 M/F - Multi-family
 RAN - Revenue anticipation note
  RB - Revenue bond
  SD - School district
TECP - Tax-exempt commercial paper
TRAN - Tax and revenue anticipation note
 USD - Unified school district

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's investments carried at value:

SCHWAB CALIFORNIA AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                       SECURTIES
Level 1 - Quoted Prices                                                 $      0
Level 2 - Other Significant Observable Inputs                           $469,822
Level 3 - Significant Unobservable Inputs                               $      0
TOTAL                                                                   $469,822

The Charles Schwab Family of Funds
Schwab Retirement Advantage Money Fund(TM)

PORTFOLIO HOLDINGS As of March 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                      COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 81.0%  FIXED-RATE
        OBLIGATIONS                                     700,301          700,301
  9.4%  VARIABLE-RATE
        OBLIGATIONS                                      80,796           80,796
 11.7%  OTHER INVESTMENTS                               101,072          101,072
--------------------------------------------------------------------------------
102.1%  TOTAL INVESTMENTS                               882,169          882,169
(2.1)%  OTHER ASSETS AND
        LIABILITIES                                                      (17,772)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       864,397

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
FIXED-RATE OBLIGATIONS 81.0% OF NET ASSETS

BANK NOTES 1.7%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
  4.75%, 04/11/08                                         6,000            6,000
  2.95%, 07/18/08                                         9,000            9,000
                                                                  --------------
                                                                          15,000
CERTIFICATES OF DEPOSIT 38.3%
--------------------------------------------------------------------------------
ABN AMRO BANK N.V.
  3.04%, 07/25/08                                         5,000            5,000
ALLIED IRISH BANK PLC
  3.11%, 06/30/08                                         2,000            2,000
AUSTRALIA & NEW ZEALAND
  BANKING GROUP LTD.
  2.97%, 06/16/08                                         7,000            7,000
BANCO BILBAO VIZCAYA
  ARGENTARIA S.A.
  3.10%, 06/30/08                                         6,000            6,000
BANCO SANTANDER S.A.
  3.10%, 06/23/08                                         1,000            1,002
  4.25%, 07/10/08                                        12,000           12,000
BANK OF IRELAND
  3.79%, 05/20/08                                         4,000            4,000
BANK OF NOVA SCOTIA
  3.19%, 05/29/08                                        10,000           10,001
BANK OF SCOTLAND PLC
  3.10%, 10/22/08                                         1,000            1,002
BANK OF THE WEST
  3.25%, 04/24/08                                         1,000            1,000
BANK OF TOKYO MITSUBISHI UFJ
  LTD.
  4.43%, 05/08/08                                         8,000            8,000
BARCLAYS BANK PLC
  5.34%, 04/03/08                                         2,000            2,000
  5.11%, 05/06/08                                         8,000            8,000
  3.05%, 06/09/08                                         1,000            1,000
  2.75%, 09/10/08                                         3,000            3,000
  2.85%, 03/10/09                                        10,000           10,000
BNP PARIBAS
  4.75%, 06/19/08                                        16,000           16,000
  2.65%, 06/26/08                                        11,000           11,000
CALYON
  3.10%, 06/16/08                                         1,000            1,002
  2.99%, 07/22/08                                         9,000            9,000
CANADIAN IMPERIAL BANK OF
  COMMERCE
  5.76%, 05/12/08                                         1,000            1,000
CITIBANK, N.A.
  2.73%, 08/13/08                                         8,000            8,000
  2.40%, 08/19/08                                        15,000           15,000
  2.94%, 09/03/08                                         3,000            3,000
COMMERZBANK AG
  4.24%, 04/23/08                                         2,000            2,000
CREDIT AGRICOLE S.A.
  4.83%, 04/02/08                                         7,000            7,000
  3.00%, 08/22/08                                         4,000            4,000
FORTIS BANK
  2.40%, 09/22/08                                         3,000            3,000
HSBC BANK PLC
  4.76%, 05/09/08                                         5,000            5,000
  3.10%, 07/31/08                                         2,000            2,000
ING BANK N.V.
  2.99%, 06/05/08                                         1,000            1,000
  4.56%, 07/09/08                                        16,000           16,000
INTESA SANPAOLO
  3.13%, 06/02/08                                         4,000            4,000
  2.82%, 07/01/08                                        13,000           13,000
LLOYDS TSB BANK PLC
  3.10%, 06/30/08                                         7,000            7,000
MIZUHO CORPORATE BANK LTD.
  3.85%, 04/23/08                                         1,000            1,000
  3.25%, 04/24/08                                        12,000           12,000
NORDEA BANK FINLAND PLC
  2.52%, 12/18/08                                         8,000            8,000
ROYAL BANK OF SCOTLAND PLC
  4.83%, 06/18/08                                         3,000            3,000
SKANDINAVISKA ENSKILDA BANKEN
  AB
  4.90%, 05/23/08                                         1,000            1,000
SOCIETE GENERALE
  3.93%, 04/17/08                                         4,000            4,000
  4.81%, 06/24/08                                         2,000            2,000
  4.60%, 07/08/08                                         5,000            5,000
SUMITOMO MITSUI BANKING CORP.
  3.13%, 04/08/08                                         5,000            5,000
  3.12%, 04/11/08                                         8,000            8,000

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
SUMITOMO TRUST & BANKING CO.
  3.87%, 05/15/08                                         4,000            4,000
  4.36%, 07/08/08                                         5,000            5,000
SVENSKA HANDELSBANKEN AB
  3.03%, 05/05/08                                         7,000            7,000
SWEDBANK AB
  3.07%, 07/25/08                                         1,000            1,000
TORONTO DOMINION BANK
  4.70%, 05/13/08                                        10,000           10,000
UBS AG
  4.27%, 06/09/08                                         3,000            3,000
  3.02%, 06/11/08                                         9,000            9,000
  3.08%, 07/11/08                                         1,000            1,002
UNICREDITO ITALIANO S.P.A.
  4.80%, 06/27/08                                         1,000            1,000
  2.70%, 07/29/08                                         9,000            9,000
  2.74%, 08/11/08                                         1,000            1,000
UNION BANK OF CALIFORNIA
  4.45%, 06/18/08                                         1,000            1,000
  2.71%, 09/10/08                                         2,000            2,000
WESTPAC BANKING CORP.
  3.10%, 05/06/08                                         9,000            9,000
  2.98%, 08/27/08                                         5,000            5,000
WILMINGTON TRUST CO.
  4.90%, 06/19/08                                         5,000            5,000
                                                                  --------------
                                                                         331,009
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 29.3%
--------------------------------------------------------------------------------
ALLIED IRISH BANKS NORTH
  AMERICA, INC.
  4.79%, 04/07/08 (a)                                     3,000            2,998
ALPINE SECURITZATION CORP.
  3.10%, 04/02/08 (a)(b)(c)                               2,000            2,000
  2.82%, 04/03/08 (a)(b)(c)                               5,000            4,999
AMSTEL FUNDING CORP.
  2.89%, 06/13/08 (b)(c)                                  4,000            3,977
ATLANTIS ONE FUNDING CORP.
  3.20%, 05/27/08 (b)(c)                                  2,000            1,990
  3.18%, 05/28/08 (b)(c)                                  5,000            4,975
  2.83%, 06/25/08 (b)(c)                                  4,000            3,973
BANK OF AMERICA CORP.
  4.70%, 05/05/08                                         3,000            2,987
  3.00%, 05/29/08                                         2,000            1,990
  3.01%, 05/29/08                                         7,000            6,966
  2.51%, 09/23/08                                        15,000           14,819
BANK OF IRELAND
  2.91%, 07/08/08 (c)                                     1,000              992
  3.07%, 07/24/08 (c)                                     1,000              990
BANK OF SCOTLAND PLC
  3.26%, 05/29/08                                         1,000              995
CANCARA ASSET SECURITIZATION, L.L.C.
  3.94%, 04/17/08 (a)(b)(c)                               1,000              998
  2.82%, 06/17/08 (a)(b)(c)                               9,000            8,946
CITIGROUP FUNDING, INC.
  4.94%, 06/06/08 (a)                                     1,000              991
  4.30%, 06/10/08 (a)                                     1,000              992
  3.01%, 07/08/08 (a)                                     1,000              992
  3.06%, 07/16/08 (a)                                    10,000            9,911
DNB NOR BANK ASA
  3.10%, 06/30/08                                         5,000            4,962
FAIRWAY FINANCE CO., L.L.C.
  3.28%, 04/24/08 (a)(b)(c)                               3,000            2,994
FALCON ASSET SECURITIZATION CORP.
  3.30%, 04/22/08 (a)(b)(c)                               3,000            2,994
  3.53%, 04/23/08 (a)(b)(c)                              10,000            9,979
GEMINI SECURITIZATION CORP., L.L.C.
  3.31%, 04/02/08 (a)(b)(c)                               3,000            3,000
  3.08%, 04/10/08 (a)(b)(c)                               2,000            1,998
  3.89%, 04/21/08 (a)(b)(c)                               4,000            3,991
  3.06%, 05/02/08 (a)(b)(c)                               2,000            1,995
GENERAL ELECTRIC CAPITAL CORP.
  2.22%, 08/15/08                                        19,000           18,842
  2.20%, 09/16/08                                         3,000            2,970
GENERAL ELECTRIC CAPITAL
  SERVICES
  2.25%, 08/14/08                                         7,000            6,941
GRAMPIAN FUNDING, L.L.C.
  3.89%, 04/17/08 (a)(b)(c)                               5,000            4,991
JUPITER SECURITIZATION CORP.
  3.00%, 04/17/08 (a)(b)(c)                              11,000           10,985
K2 (USA), L.L.C.
  5.40%, 06/13/08 (b)(c)(d)                               1,000            1,000
KBC FINANCIAL PRODUCTS
  INTERNATIONAL, LTD.
  3.02%, 08/13/08 (a)(c)                                  1,000              989
MORGAN STANLEY
  5.20%, 04/14/08                                        16,000           15,971
NATIONWIDE BUILDING SOCIETY
  3.16%, 06/25/08                                         1,000              993
  3.07%, 07/29/08                                         7,000            6,930
OLD LINE FUNDING, L.L.C.
  3.21%, 05/22/08 (a)(b)(c)                               4,000            3,982
PICAROS FUNDING, L.L.C.
  3.08%, 07/21/08 (a)(b)(c)                               4,000            3,963
ROYAL BANK OF SCOTLAND GROUP
  PLC
  2.73%, 09/10/08                                         1,000              988
SCALDIS CAPITAL LTD.
  5.21%, 04/01/08 (a)(b)(c)                               6,000            6,000
  3.38%, 04/25/08 (a)(b)(c)                               2,000            1,996
  3.21%, 06/25/08 (a)(b)(c)                               3,000            2,977
SHEFFIELD RECEIVABLES CORP.
  3.31%, 04/11/08 (a)(b)(c)                               3,000            2,997
  3.07%, 04/22/08 (a)(b)(c)                               8,000            7,986
SKANDINAVISKA ENSKILDA BANKEN
  AB
  2.72%, 06/17/08                                         4,000            3,977
SOLITAIRE FUNDING, L.L.C.
  3.18%, 05/20/08 (a)(b)(c)                               2,000            1,991
  3.18%, 06/23/08 (a)(b)(c)                               2,000            1,985
  3.10%, 07/07/08 (a)(b)(c)                               5,000            4,959
STADSHYPOTEK DELAWARE, INC.
  3.12%, 05/06/08 (a)(c)                                  4,000            3,988
THAMES ASSET GLOBAL
  SECURTISATION NO. 1, INC.
  5.33%, 04/04/08 (a)(b)(c)                               8,000            7,997
THE GOLDMAN SACHS GROUP, INC.
  3.97%, 05/16/08                                         4,000            3,980
UBS FINANCE (DELAWARE), INC.
  3.75%, 06/17/08 (a)                                     1,000              992

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
UNICREDIT BANK (IRELAND) PLC
  4.63%, 07/03/08 (a)(c)                                  2,000            1,977
VARIABLE FUNDING CAPITAL CORP.
  2.91%, 04/30/08 (a)(b)(c)                               7,000            6,984
WHISTLEJACKET CAPITAL, L.L.C.
  2.78%, 04/15/08 (b)(c)(d)(e)                            2,000            2,000
  3.03%, 05/19/08 (b)(c)(d)(e)                            1,000            1,000
                                                                  --------------
                                                                         252,725
FIXED-RATE COUPON NOTES 0.1%
--------------------------------------------------------------------------------
FANNIE MAE
  2.70%, 05/15/08                                         1,000            1,004
FIXED-RATE DISCOUNT NOTES 11.6%
--------------------------------------------------------------------------------
FANNIE MAE
  2.96%, 04/09/08                                        10,000            9,993
  2.96%, 04/23/08                                        10,000            9,982
  2.73%, 05/14/08                                         4,000            3,987
FEDERAL FARM CREDIT BANK
  2.30%, 04/07/08                                         3,000            2,999
  2.45%, 05/27/08                                         2,000            1,992
FEDERAL HOME LOAN BANK
  2.71%, 04/02/08                                         2,000            2,000
  1.76%, 04/17/08                                         4,000            3,997
  2.10%, 04/18/08                                         7,000            6,993
  2.96%, 04/25/08                                         7,000            6,986
  2.69%, 05/07/08                                         3,000            2,992
  2.03%, 05/23/08                                         6,000            5,983
  2.13%, 06/25/08                                         7,000            6,965
FREDDIE MAC
  2.96%, 04/21/08                                        10,000            9,984
  2.54%, 04/29/08                                         2,000            1,996
  2.74%, 04/30/08                                         4,800            4,789
  2.09%, 05/05/08                                         1,000              998
  2.46%, 05/16/08                                         5,000            4,985
  2.82%, 05/27/08                                         9,000            8,961
  2.11%, 06/23/08                                         4,000            3,981
                                                                  --------------
                                                                         100,563
                                                                  --------------
TOTAL FIXED-RATE OBLIGATIONS
(COST $700,301)                                                          700,301
                                                                  --------------
VARIABLE-RATE OBLIGATIONS 9.4% OF NET ASSETS

ABBEY NATIONAL TREASURY
  SERVICES PLC
  4.68%, 04/02/08 (a)                                     3,000            3,001
ANZ NATIONAL (INT'L) LTD.
  3.31%, 05/27/08 (a)                                     4,000            4,000
BMC SPECIAL CARE FACILITIES
  FINANCING AUTHORITY OF THE
  CITY OF MONTGOMERY, ALABAMA
  2.93%, 04/03/08 (a)                                     1,660            1,660
CITY OF PALM SPRINGS, CALIFORNIA
  2.68%, 04/03/08 (a)                                     8,000            8,000
CREDIT SUISSE
  3.85%, 04/23/08                                         9,000            9,000
DEUTSCHE BANK AG
  2.98%, 04/14/08                                         5,000            5,000
FORTIS BANK
  2.62%, 04/28/08                                         5,000            5,000
K2 (USA), L.L.C.
  3.27%, 05/01/08 (b)(c)(d)                               5,000            5,000
LIBERTY LIGHTHOUSE U.S. CAPITAL CO.,
  L.L.C.
  4.47%, 04/10/08 (b)(c)(d)                               2,000            2,000
  3.03%, 05/15/08 (b)(c)(d)                               1,000            1,000
LINKS FINANCE, L.L.C.
  2.57%, 04/25/08 (b)(c)(d)                               4,000            4,000
NEW YORK CITY IDA
  2.73%, 04/03/08 (a)                                       135              135
ROYAL BANK OF CANADA
  3.06%, 04/04/08                                        10,000           10,000
ROYAL BANK OF SCOTLAND PLC
  4.66%, 04/08/08                                        10,000           10,000
  4.45%, 04/11/08 (c)                                     3,000            3,000
WACHOVIA BANK, N.A.
  3.40%, 04/25/08                                        10,000           10,000
                                                                  --------------
TOTAL VARIABLE-RATE OBLIGATIONS
(COST $80,796)                                                            80,796
                                                                  --------------

                                                    MATURITY
ISSUER                                               AMOUNT            VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
OTHER INVESTMENTS 11.7% OF NET ASSETS

REPURCHASE AGREEMENTS 11.7%
--------------------------------------------------------------------------------
CREDIT SUISSE SECURITIES (USA),
  L.L.C.
Tri-Party Repurchase Agreement
  dated 03/31/08, due 04/01/08 at
  2.75%, fully collateralized by U.S.
  Government Securities with a
  value  of $1,098.                                       1,072            1,072
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement,
  dated 03/31/08, due 04/01/08 at
  2.50%, fully collateralized by U.S.
  Government Securities with a
  value of $102,002.                                    100,007          100,000
                                                                  --------------
TOTAL OTHER INVESTMENTS
(COST $101,072)                                                          101,072
                                                                  --------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 03/31/08, the tax basis cost of the fund's investments was $882,169.

(a) Credit-enhanced security.
(b) Asset-backed security.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $156,538 or 18.1% of net assets.
(d) Illiquid security. At the period end, the value of these amounted to $16,000 or 1.9 % of net assets.
(e) Security is in default. This security is currently in the process of being restructured. On February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle ("SIV"), experienced an "enforcement event" that has led to the appointment of a Receiver to manage Whistlejacket's operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket, including the Notes held by the fund. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 of the 1940 Act. As required under Rule 2a-7, the Board of Trustees of the fund met on February 12, 2008 and, based on the recommendation of the fund's investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. On February 15, 2008, the Security Trustee of Whistlejacket notified the Fund that an insolvency acceleration event had occurred and as a result the Notes were in default.

IDA - Industrial development authority

--------------------------------------------------------------------------------

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
Level 1 - Quoted Prices                                                 $      0
Level 2 - Other Significant Observable Inputs                           $882,169
Level 3 - Significant Unobservable Iuputs                               $      0
TOTAL                                                                   $882,169

The Charles Schwab Family of Funds
Schwab Investor Money Fund(TM)

PORTFOLIO HOLDINGS As of March 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                      COST               VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)        ($ X 1,000)
--------------------------------------------------------------------------------
 82.9%  FIXED-RATE
        OBLIGATIONS                                   2,034,885        2,034,885
  7.6%  VARIABLE-RATE
        OBLIGATIONS                                     187,175          187,175
 10.5%  OTHER INVESTMENTS                               258,533          258,533
--------------------------------------------------------------------------------
101.0%  TOTAL INVESTMENTS                             2,480,593        2,480,593
(1.0)%  OTHER ASSETS AND
        LIABILITIES                                                      (25,083)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     2,455,510

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
FIXED-RATE OBLIGATIONS 82.9% OF NET ASSETS

BANK NOTES 1.3%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
   2.95%, 07/18/08                                       10,000           10,000
   2.51%, 09/23/08                                       22,000           22,000
                                                                  --------------
                                                                          32,000
CERTIFICATES OF DEPOSIT 38.4%
--------------------------------------------------------------------------------
ABN AMRO BANK N.V.
  3.07%, 05/08/08                                        10,000           10,000
  3.01%, 06/23/08                                         4,000            4,000
  3.04%, 07/25/08                                         4,000            4,000
  2.85%, 09/08/08                                        10,000           10,000
ALLIANCE & LEICESTER PLC
  5.32%, 04/18/08                                         6,000            6,000
ALLIED IRISH BANK PLC
  4.73%, 04/28/08                                         5,000            5,000
  4.80%, 04/28/08                                         2,000            2,000
  3.11%, 06/30/08                                         2,000            2,000
AUSTRALIA & NEW ZEALAND BANKING
  GROUP LTD
  2.97%, 06/16/08                                        14,000           14,000
  3.22%, 06/30/08                                        20,000           20,000
BANCO BILBAO VIZCAYA ARGENTARIA S.A.
  4.50%, 04/08/08                                        19,000           19,000
  2.97%, 06/16/08                                         5,000            5,000
  2.94%, 08/26/08                                         7,000            7,000
BANCO SANTANDER S.A.
  3.10%, 06/23/08                                         3,000            3,005
  4.25%, 07/10/08                                        30,000           30,000
BANK OF IRELAND
  3.79%, 05/20/08                                        10,000           10,000
BANK OF MONTREAL
  3.10%, 07/29/08                                         4,000            4,000
BANK OF NOVA SCOTIA
  3.19%, 05/29/08                                        10,000           10,001
BANK OF SCOTLAND PLC
  4.50%, 04/08/08                                        13,000           13,000
  3.10%, 10/22/08                                         1,000            1,002
BANK OF THE WEST
  3.25%, 04/24/08                                         3,000            3,000
  3.23%, 07/02/08                                         1,000            1,000
BANK OF TOKYO MITSUBISHI UFJ LTD.
  3.17%, 04/10/08                                        13,000           13,000
  4.43%, 05/08/08                                        11,000           11,000
  2.99%, 06/16/08                                         1,000            1,000
BARCLAYS BANK PLC
  4.87%, 04/09/08                                         3,000            3,000
  5.16%, 04/09/08                                         4,000            4,000
  5.07%, 04/17/08                                         7,000            7,000
  3.05%, 06/09/08                                         4,000            4,000
  3.70%, 07/22/08                                         7,000            7,000
  2.45%, 08/18/08                                        11,000           11,000
  2.68%, 09/15/08                                        16,000           16,000
  2.85%, 03/10/09                                        15,000           15,000
BNP PARIBAS
  4.19%, 05/14/08                                         7,000            7,000
  4.64%, 05/30/08                                         7,000            7,000
  3.00%, 06/05/08                                         1,000            1,000
  4.80%, 06/25/08                                        10,000           10,000
  2.65%, 06/26/08                                        50,000           50,000
CALYON
  3.10%, 06/16/08                                         5,000            5,009
  2.95%, 07/18/08                                        15,000           15,000
  2.99%, 07/22/08                                         5,000            5,000
CITIBANK, N.A.
  3.40%, 04/18/08                                        20,000           20,004
  3.00%, 04/28/08                                        10,000           10,000
  2.97%, 06/05/08                                        22,000           22,000
  2.73%, 08/13/08                                        18,000           18,000
  2.94%, 09/03/08                                        15,000           15,000
COMMERZBANK AG
  4.54%, 04/03/08                                         1,000            1,000
  4.33%, 04/23/08                                         7,000            7,000
COMMONWEALTH BANK OF
  AUSTRALIA
  3.16%, 04/07/08                                        10,000           10,000
CREDIT AGRICOLE S.A.
  4.83%, 04/02/08                                         1,000            1,000
  3.11%, 07/01/08                                        25,000           25,000
  3.70%, 07/22/08                                         4,000            4,001
  3.00%, 08/22/08                                         4,000            4,000
CREDIT SUISSE
  4.23%, 07/08/08                                        15,000           15,000

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
FORTIS BANK
  2.40%, 09/22/08                                        24,000           24,000
HSBC BANK PLC
  3.07%, 07/28/08                                        17,000           17,000
  3.10%, 07/31/08                                         1,000            1,000
ING BANK N.V.
  4.56%, 07/09/08                                        11,000           11,000
  3.06%, 07/30/08                                        20,000           20,000
  2.73%, 09/17/08                                         9,000            9,000
INTESA SANPAOLO
  4.17%, 05/14/08                                        28,000           28,000
  4.46%, 06/30/08                                         3,000            3,000
  2.82%, 07/01/08                                        20,000           20,000
LLOYDS TSB BANK PLC
  3.10%, 06/30/08                                         5,000            5,000
MITSUBISHI UFJ TRUST & BANKING
  CORP.
  4.21%, 05/14/08                                         1,000            1,000
MIZUHO CORPORATE BANK LTD.
  3.12%, 04/15/08                                        15,000           15,000
  3.85%, 04/23/08                                         5,000            5,000
  3.25%, 04/24/08                                        14,000           14,000
NATIONWIDE BUILDING SOCIETY
  5.32%, 05/13/08                                         4,000            4,000
NORDEA BANK FINLAND PLC
  2.52%, 12/18/08                                        20,000           20,000
ROYAL BANK OF SCOTLAND PLC
  4.83%, 06/18/08                                        14,000           14,000
SKANDINAVISKA ENSKILDA BANKEN AB
  4.90%, 05/23/08                                        12,000           12,000
  3.00%, 08/26/08                                         3,000            3,000
SOCIETE GENERALE
  3.93%, 04/17/08                                         3,000            3,000
  4.80%, 06/10/08                                         1,000            1,000
  4.81%, 06/24/08                                        11,000           11,000
SUMITOMO MITSUI BANKING CORP.
  3.12%, 04/11/08                                         9,000            9,000
SUMITOMO TRUST & BANKING CO.
  4.81%, 06/20/08                                         6,000            6,000
  3.24%, 06/30/08                                         6,000            6,000
  4.36%, 07/08/08                                         2,000            2,000
TORONTO DOMINION BANK
  4.92%, 05/07/08                                         4,000            4,000
UBS AG
  5.40%, 04/14/08                                        14,000           14,000
  4.76%, 05/07/08                                         4,000            4,000
  4.70%, 05/09/08                                         4,000            4,000
  4.27%, 06/09/08                                        15,000           15,000
  3.02%, 06/11/08                                        25,000           25,000
  3.10%, 06/30/08                                         1,000            1,000
  3.08%, 07/11/08                                         3,000            3,007
UNICREDITO ITALIANO S.P.A.
  5.12%, 04/16/08                                         5,000            5,000
  4.90%, 06/19/08                                         2,000            2,000
  4.80%, 06/27/08                                         1,000            1,000
  2.70%, 07/29/08                                        28,000           28,000
  3.13%, 07/30/08                                         1,000            1,000
UNION BANK OF CALIFORNIA
  4.52%, 04/08/08                                         6,000            6,000
  2.86%, 09/05/08                                         2,000            2,000
WESTPAC BANKING CORP.
  5.36%, 04/23/08                                        11,000           11,000
  3.10%, 05/06/08                                        15,000           15,000
  2.98%, 08/27/08                                         5,000            5,000
WILMINGTON TRUST CO.
  4.90%, 06/19/08                                         5,000            5,000
                                                                  --------------
                                                                         942,029
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 31.9%
--------------------------------------------------------------------------------
ALPINE SECURITZATION CORP.
  3.10%, 04/02/08 (a)(b)(c)                               2,000            2,000
  2.82%, 04/03/08 (a)(b)(c)                               5,000            4,999
  3.30%, 04/21/08 (a)(b)(c)                               2,000            1,996
  2.94%, 05/22/08 (a)(b)(c)                              13,000           12,946
AMSTEL FUNDING CORP.
  4.76%, 04/02/08 (b)(c)                                  1,000            1,000
  5.16%, 04/15/08 (b)(c)                                  2,000            1,996
  2.97%, 06/12/08 (b)(c)                                  6,000            5,965
  3.02%, 07/07/08 (b)(c)                                 15,000           14,879
ANGLO IRISH BANK
  4.79%, 05/01/08 (c)                                     5,000            4,981
ATLANTIC ASSET SECURITIZATION,
  L.L.C.
  2.98%, 05/07/08 (a)(b)(c)                              20,000           19,941
ATLANTIS ONE FUNDING CORP.
  3.18%, 05/28/08 (b)(c)                                 10,000            9,950
  3.12%, 06/06/08 (b)(c)                                 25,000           24,858
  2.83%, 06/25/08 (b)(c)                                  6,000            5,960
BANK OF AMERICA CORP.
  4.70%, 05/05/08                                        10,000            9,957
  3.00%, 05/29/08                                        17,000           16,918
  3.02%, 05/30/08                                        28,000           27,863
  2.89%, 07/01/08                                         4,000            3,971
  2.83%, 08/26/08                                        25,000           24,715
BANK OF IRELAND
  3.11%, 07/01/08 (c)                                     1,000              992
  2.91%, 07/08/08 (c)                                     6,000            5,953
BANK OF SCOTLAND PLC
  3.26%, 05/29/08                                         2,000            1,990
BARCLAYS US FUNDING CORP.
  3.05%, 08/25/08 (a)                                     5,000            4,939
CANCARA ASSET SECURITIZATION, L.L.C.
  4.21%, 04/11/08 (a)(b)(c)                              20,000           19,977
  3.94%, 04/17/08 (a)(b)(c)                               6,000            5,990
  3.30%, 04/30/08 (a)(b)(c)                               2,000            1,995
  2.82%, 06/17/08 (a)(b)(c)                               1,000              994
CHARIOT FUNDING, L.L.C.
  5.06%, 04/17/08 (a)(b)(c)                               8,000            7,982
CITIGROUP FUNDING, INC.
  4.22%, 05/12/08 (a)                                     3,000            2,986
  4.30%, 06/10/08 (a)                                    12,000           11,901
  2.70%, 07/22/08 (a)                                    12,000           11,900
  3.12%, 07/25/08 (a)                                     7,000            6,931
CLIPPER RECEIVABLES CO., L.L.C.
  3.92%, 04/14/08 (a)(b)(c)                              10,000            9,986
DNB NOR BANK ASA
  3.91%, 05/13/08                                         1,000              995
  3.10%, 06/30/08                                        12,000           11,908
  2.53%, 12/15/08                                         1,000              982
FAIRWAY FINANCE CO., L.L.C.
  3.24%, 04/03/08 (a)(b)(c)                               4,000            3,999

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
  3.28%, 04/24/08 (a)(b)(c)                              13,000           12,973
FALCON ASSET SECURITIZATION
  CORP.
  3.30%, 04/22/08 (a)(b)(c)                              12,000           11,977
GEMINI SECURITIZATION CORP., L.L.C.
  3.31%, 04/01/08 (a)(b)(c)                               9,000            9,000
  3.06%, 04/03/08 (a)(b)(c)                               3,000            2,999
  3.08%, 04/10/08 (a)(b)(c)                               3,000            2,998
  3.53%, 04/22/08 (a)(b)(c)                              12,000           11,976
  3.06%, 05/02/08 (a)(b)(c)                               5,000            4,987
GENERAL ELECTRIC CAPITAL CORP.
  2.25%, 08/14/08                                         7,000            6,941
  2.22%, 08/15/08                                        25,000           24,792
  2.77%, 08/28/08                                        10,000            9,887
  2.20%, 09/16/08                                         7,000            6,929
GENERAL ELECTRIC CAPITAL SERVICES
  2.25%, 08/14/08                                         8,000            7,933
  2.78%, 08/28/08                                         5,000            4,943
  2.20%, 09/16/08                                         8,000            7,919
GRAMPIAN FUNDING, L.L.C.
  5.22%, 04/02/08 (a)(b)(c)                              10,000            9,999
  3.89%, 04/17/08 (a)(b)(c)                               1,000              998
  4.79%, 04/25/08 (a)(b)(c)                               6,000            5,981
GREENWICH CAPITAL HOLDINGS,
  INC.
  4.38%, 06/06/08 (a)                                     3,000            2,976
ING (U.S.) FUNDING, L.L.C.
  2.88%, 07/11/08 (a)                                     9,000            8,928
JUPITER SECURITIZATION CORP.
  3.48%, 04/16/08 (a)(b)(c)                              18,000           17,974
K2 (USA), L.L.C.
  5.42%, 07/15/08 (b)(c)(d)                               2,000            2,000
KBC FINANCIAL PRODUCTS
  INTERNATIONAL, LTD.
  3.02%, 08/13/08 (a)(c)                                  3,000            2,967
MONT BLANC CAPITAL CORP.
  4.42%, 04/09/08 (a)(b)(c)                               7,000            6,993
MORGAN STANLEY
  5.20%, 04/14/08                                        19,000           18,965
  5.21%, 04/22/08                                         6,000            5,982
  4.91%, 04/29/08                                         9,000            8,966
NATIONWIDE BUILDING SOCIETY
  4.18%, 05/15/08                                         1,500            1,492
  3.30%, 05/27/08                                         1,000              995
  3.16%, 06/25/08                                         9,000            8,934
  3.07%, 07/29/08                                         8,000            7,920
NIEUW AMSTERDAM RECEIVABLES
  CORP.
  5.21%, 04/04/08 (a)(b)(c)                               4,000            3,998
OLD LINE FUNDING, L.L.C.
  2.76%, 05/15/08 (a)(b)(c)                              20,000           19,933
  3.21%, 05/22/08 (a)(b)(c)                               6,000            5,973
PICAROS FUNDING, L.L.C.
  5.21%, 04/07/08 (a)(b)(c)                              10,000            9,992
  3.08%, 07/21/08 (a)(b)(c)                               1,000              991
  2.73%, 07/25/08 (a)(b)(c)                               1,000              991
RANGER FUNDING CO., L.L.C.
  5.05%, 04/11/08 (a)(b)(c)                               2,000            1,997
  3.06%, 04/14/08 (a)(b)(c)                               1,471            1,469
ROYAL BANK OF SCOTLAND PLC
  2.73%, 09/10/08                                         1,000              988
SAN PAOLO IMI U.S. FINANCIAL CO.
  4.25%, 05/12/08 (a)                                     9,000            8,957
SANTANDER CENTRAL HISPANO
  FINANCE (DELAWARE), INC.
  2.68%, 09/12/08 (a)                                     4,000            3,952
SCALDIS CAPITAL LTD.
  5.21%, 04/01/08 (a)(b)(c)                               5,000            5,000
  3.94%, 04/15/08 (a)(b)(c)                               1,000              998
  4.33%, 05/12/08 (a)(b)(c)                              20,000           19,903
  3.15%, 05/13/08 (a)(b)(c)                               3,000            2,989
SEDNA FINANCE, INC.
  5.41%, 06/13/08 (b)(c)                                  2,000            2,000
SHEFFIELD RECEIVABLES CORP.
  3.07%, 04/22/08 (a)(b)(c)                              20,000           19,964
SKANDINAVISKA ENSKILDA BANKEN AB
  4.86%, 04/21/08                                         2,000            1,995
  2.72%, 06/17/08                                         5,000            4,971
  3.78%, 06/18/08                                         2,000            1,984
SOCIETE GENERALE NORTH
  AMERICA, INC.
  3.77%, 05/23/08 (a)                                    11,000           10,941
SOLITAIRE FUNDING, L.L.C.
  3.89%, 04/15/08 (a)(b)(c)                               1,000              999
  5.11%, 04/17/08 (a)(b)(c)                              10,000            9,978
  3.23%, 06/05/08 (a)(b)(c)                              16,000           15,908
STADSHYPOTEK DELAWARE, INC.
  3.06%, 06/23/08 (a)(c)                                  5,000            4,965
SWEDBANK AB
  4.19%, 05/12/08                                        11,000           10,948
  3.02%, 06/23/08                                         2,000            1,986
  2.75%, 09/15/08                                         1,000              987
SWEDBANK MORTGAGE AB
  4.87%, 06/17/08                                         4,000            3,959
THAMES ASSET GLOBAL SECURTISATION NO. 1, INC.
  5.33%, 04/04/08 (a)(b)(c)                               1,000            1,000
  3.10%, 04/15/08 (a)(b)(c)                               3,692            3,688
  2.89%, 06/16/08 (a)(b)(c)                               1,000              994
  2.87%, 06/27/08 (a)(b)(c)                               5,000            4,966
  2.77%, 07/07/08 (a)(b)(c)                               1,000              993
THE GOLDMAN SACHS GROUP, INC.
  3.97%, 05/16/08                                         5,500            5,473
THUNDER BAY FUNDING, L.L.C.
  3.18%, 04/08/08 (a)(b)(c)                               1,000              999
  5.24%, 04/10/08 (a)(b)(c)                              12,000           11,985
  2.76%, 05/19/08 (a)(b)(c)                               6,000            5,978
TULIP FUNDING CORP.
  3.15%, 05/07/08 (a)(b)(c)                               9,359            9,330
UBS FINANCE (DELAWARE), INC.
  3.75%, 06/17/08 (a)                                     1,000              992
UNICREDIT BANK (IRELAND) PLC
  3.77%, 05/20/08 (a)(c)                                  1,000              995
WESTPAC SECURITIES NZ LTD.
  2.74%, 09/11/08 (a)(c)                                  1,000              988
WHISTLEJACKET CAPITAL, L.L.C.
  3.10%, 03/25/08 (b)(c)(d)(e)                            2,000            2,000
  2.78%, 04/15/08 (b)(c)(d)(e)                            4,000            4,000
  3.03%, 05/19/08 (b)(c)(d)(e)                            2,000            2,000

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
  5.42%, 06/16/08 (b)(c)(d)(e)                            2,000            2,000
                                                                  --------------
                                                                         783,716
FIXED-RATE COUPON NOTE 0.1%
--------------------------------------------------------------------------------
FANNIE MAE
  2.70%, 05/15/08                                         3,000            3,012
FIXED-RATE DISCOUNT NOTES 11.2%
--------------------------------------------------------------------------------
FANNIE MAE
  2.96%, 04/09/08                                         8,000            7,995
  2.92%, 04/16/08                                        15,000           14,982
  2.92%, 04/23/08                                        11,000           10,981
  2.96%, 04/23/08                                         5,000            4,991
  2.93%, 04/30/08                                        16,000           15,962
  2.98%, 05/01/08                                         2,000            1,995
  2.73%, 05/14/08                                         7,000            6,977
  2.09%, 06/18/08                                         1,000              995
  2.16%, 06/18/08                                         1,364            1,358
FEDERAL FARM CREDIT BANK
  2.30%, 04/07/08                                         4,000            3,998
  2.45%, 05/28/08                                         5,000            4,981
  2.45%, 05/30/08                                         1,000              996
FEDERAL HOME LOAN BANK
  2.71%, 04/02/08                                         8,000            7,999
  2.14%, 04/09/08                                        10,000            9,995
  1.76%, 04/17/08                                        13,000           12,990
  1.76%, 04/18/08                                        10,000            9,992
  2.10%, 04/18/08                                         5,000            4,995
  2.56%, 04/23/08                                         2,500            2,496
  2.96%, 04/25/08                                        16,000           15,969
  2.69%, 05/07/08                                         8,000            7,979
  2.72%, 05/07/08                                         5,000            4,986
  2.03%, 05/23/08                                         5,000            4,985
  2.13%, 06/25/08                                        19,000           18,905
  2.83%, 06/30/08                                        10,000            9,930
FREDDIE MAC
  2.96%, 04/21/08                                         5,000            4,992
  2.54%, 04/30/08                                         5,000            4,990
  2.74%, 04/30/08                                         7,000            6,985
  2.09%, 05/05/08                                         8,000            7,984
  2.46%, 05/16/08                                        14,000           13,957
  2.80%, 05/21/08                                        10,000            9,961
  2.82%, 05/27/08                                        15,000           14,935
  2.21%, 06/09/08                                        10,000            9,958
  2.11%, 06/23/08                                         4,000            3,981
  2.11%, 06/30/08                                         9,000            8,953
                                                                  --------------
                                                                         274,128
                                                                  --------------
TOTAL FIXED-RATE OBLIGATIONS
(COST $2,034,885)                                                      2,034,885
                                                                  --------------
VARIABLE-RATE OBLIGATIONS 7.6% OF NET ASSETS

ABBEY NATIONAL TREASURY SERVICES
  PLC
  3.07%, 04/02/08 (a)                                    10,000            9,995
  4.68%, 04/02/08 (a)                                     1,000            1,000
ANZ NATIONAL (INT'L) LTD.
  3.31%, 05/27/08 (a)                                    10,000           10,000
BNP PARIBAS
  3.06%, 04/03/08                                         2,000            2,000
CALIFORNIA POLLUTION CONTROL
  FINANCING AUTHORITY
  2.77%, 04/02/08 (a)                                     1,760            1,760
CREDIT SUISSE
  3.85%, 04/23/08                                        10,000           10,000
DANSKE CORP.
  3.14%, 05/13/08 (a)(c)                                 15,000           15,000
  3.15%, 05/15/08 (a)(c)                                 15,000           15,000
DEUTSCHE BANK AG
  2.74%, 04/28/08                                        10,000           10,000
DEVELOPMENT AUTHORITY OF
  COLUMBUS, GA
  2.93%, 04/03/08 (a)                                     1,455            1,455
EAGLE COUNTY COLORADO TAXABLE
  HOUSING FACILITIES
  2.68%, 04/03/08 (a)                                     1,500            1,500
FIVE FINANCE, INC.
  4.48%, 04/09/08 (b)(c)                                  1,000            1,000
K2 (USA), L.L.C.
  2.79%, 04/15/08 (b)(c)(d)                               2,000            2,000
  3.27%, 05/01/08 (b)(c)(d)                              10,000           10,000
LIBERTY LIGHTHOUSE U.S. CAPITAL CO.,
  L.L.C.
  4.69%, 04/02/08 (b)(c)                                  1,000            1,000
  4.47%, 04/10/08 (b)(c)(d)                               2,000            2,000
LINKS FINANCE, L.L.C.
  2.57%, 04/25/08 (b)(c)(d)                               4,000            4,000
LP PINEWOODS SPV
  3.12%, 04/03/08 (a)                                    15,000           15,000
MERRILL LYNCH & CO., INC.
  2.59%, 04/22/08                                        20,000           20,000
ROYAL BANK OF CANADA
  3.06%, 04/04/08                                        25,000           25,000
ROYAL BANK OF SCOTLAND PLC
  4.45%, 04/11/08 (c)                                     7,000            7,000
VILLAGE OF STURTEVANT, WI
  2.78%, 04/03/08 (a)                                       465              465
WACHOVIA BANK, N.A.
  3.40%, 04/25/08                                        15,000           15,000
WESTPAC BANKING CORP.
  3.10%, 05/06/08                                         7,000            7,000
                                                                  --------------
TOTAL VARIABLE-RATE OBLIGATIONS
(COST $187,175)                                                          187,175
                                                                  --------------

ISSUER                                          MATURITY AMOUNT        VALUE
  RATE, MATURITY DATE                             ($ X 1,000)       ($ X 1,000)
OTHER INVESTMENTS 10.5% OF NET ASSETS

REPURCHASE AGREEMENTS 10.5%
--------------------------------------------------------------------------------
CREDIT SUISSE SECURITIES (USA),
  L.L.C.
Tri-Party Repurchase Agreement
  dated 03/31/08, due 04/01/08 at
  2.75%, fully collateralized by U.S.
  Government Securities with a
  value of $3,604.                                        3,533            3,533

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                          MATURITY AMOUNT        VALUE
  RATE, MATURITY DATE                             ($ X 1,000)       ($ X 1,000)
DEUTSCHE BANK SECURITIES, INC.
Tri-Party Repurchase Agreement
  dated 03/31/08, due 04/01/08 at
  2.75%, fully collateralized by U.S.
  Government Securities with a
  value of $102,000.                                    100,008          100,000
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement
  dated 03/31/08, due 04/01/08 at
  2.50%, fully collateralized by U.S.
  Government Securities with a
  value of $158,101.                                    155,011          155,000
                                                                  --------------
TOTAL OTHER INVESTMENTS
(COST $258,533)                                                          258,533
                                                                  --------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 03/31/08, the tax basis cost of the fund's investments was $2,480,593.

(a) Credit-enhanced security.
(b) Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $510,125 or 20.8% of net assets.
(d) Illiquid security. At the period end, the value of these amounted to $30,000 or 1.2% of net assets.
(e) Security is in default. This security is currently in the process of being restructured. On February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle ("SIV"), experienced an "enforcement event" that has led to the appointment of a Receiver to manage Whistlejacket's operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket, including the Notes held by the fund. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 of the 1940 Act. As required under Rule 2a-7, the Board of Trustees of the fund met on February 12, 2008 and, based on the recommendation of the fund's investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. On February 15, 2008, the Security Trustee of Whistlejacket notified the Fund that an insolvency acceleration event had occurred and as a result the Notes were in default.

--------------------------------------------------------------------------------

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
Level 1 - Quoted Prices                                               $        0
Level 2 - Other Significant Observable Inputs                         $2,480,593
Level 3 - Significant Unobservable Inputs                             $        0
TOTAL                                                                 $2,480,593

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB CASH RESERVES(TM)

PORTFOLIO HOLDINGS As of March 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                           COST         VALUE
HOLDINGS BY CATEGORY                                   ($ X 1,000)   ($ X 1,000)
--------------------------------------------------------------------------------
 84.9%  FIXED-RATE
        OBLIGATIONS                                     24,966,980    24,966,980
  7.7%  VARIABLE-RATE
        OBLIGATIONS                                      2,256,991     2,256,991
  7.0%  OTHER INVESTMENTS                                2,045,789     2,045,789
--------------------------------------------------------------------------------
 99.6%  TOTAL INVESTMENTS                               29,269,760    29,269,760
  0.4%  OTHER ASSETS AND
        LIABILITIES                                                      120,760
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    29,390,520

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
FIXED-RATE OBLIGATIONS 84.9% OF NET ASSETS

BANK NOTES 1.7%
BANK OF AMERICA, N.A.
  4.75%, 04/11/08                                        44,000           44,000
  2.95%, 07/18/08                                       289,000          289,000
  2.68%, 08/08/08                                       130,000          130,000
  2.51%, 09/23/08                                        50,000           50,000
                                                                  --------------
                                                                         513,000
CERTIFICATES OF DEPOSIT 39.4%
--------------------------------------------------------------------------------
ABN AMRO BANK N.V.
  3.07%, 05/08/08                                        46,000           46,000
  3.00%, 06/13/08                                       135,000          135,000
  3.01%, 06/23/08                                        72,000           72,000
  3.00%, 07/22/08                                         5,000            5,000
  3.04%, 07/25/08                                        25,000           25,000
  2.39%, 08/19/08                                        20,000           20,000
  2.85%, 09/08/08                                        80,000           80,000
ALLIANCE & LEICESTER PLC
  5.32%, 04/18/08                                        10,000           10,000
ALLIED IRISH BANK PLC
  4.73%, 04/28/08                                        36,000           36,000
  3.11%, 06/30/08                                        23,000           23,000
AUSTRALIA & NEW ZEALAND BANKING
  GROUP LTD.
  3.00%, 06/04/08                                        51,000           51,000
  2.97%, 06/16/08                                        55,000           55,000
  2.55%, 07/24/08                                       100,000          100,000
  2.55%, 07/25/08                                       215,000          215,000
BANCO BILBAO VIZCAYA ARGENTARIA S.A.
  4.50%, 04/08/08                                        22,000           22,000
  2.97%, 06/16/08                                        30,000           30,000
  2.94%, 08/26/08                                        19,000           19,000
BANCO SANTANDER S.A.
  3.85%, 05/16/08                                        13,000           13,001
  3.10%, 06/23/08                                         9,000            9,013
  4.25%, 07/10/08                                       175,000          175,000
  4.15%, 07/11/08                                        70,000           70,002
  4.18%, 07/15/08                                       150,000          150,004
BANK OF IRELAND
  5.20%, 04/11/08                                        25,000           25,000
  3.79%, 05/20/08                                        25,000           25,000
BANK OF MONTREAL
  5.37%, 04/14/08                                        15,000           15,000
  3.12%, 05/08/08                                        28,000           28,000
  3.10%, 07/29/08                                        40,000           40,000
BANK OF NOVA SCOTIA
  3.87%, 04/22/08                                       100,000          100,000
  3.19%, 05/29/08                                        30,000           30,003
BANK OF SCOTLAND PLC
  4.50%, 04/08/08                                        60,000           60,000
  2.98%, 08/29/08                                       122,000          122,000
  3.10%, 10/22/08                                        25,000           25,054
BANK OF THE WEST
  3.25%, 04/24/08                                       130,000          130,000
BANK OF TOKYO MITSUBISHI UFJ LTD.
  4.43%, 05/08/08                                        28,000           28,000
  4.36%, 06/09/08                                       100,000          100,000
  2.99%, 06/16/08                                        60,000           60,000
BARCLAYS BANK PLC
  4.87%, 04/09/08                                        10,000           10,001
  5.16%, 04/09/08                                       153,000          153,000
  5.21%, 04/14/08                                         8,000            8,000
  5.10%, 04/17/08                                        59,000           59,000
  4.73%, 04/24/08                                        13,000           13,000
  3.90%, 05/14/08                                        76,000           76,000
  3.70%, 07/22/08                                        19,000           19,000
  3.12%, 07/31/08                                        40,000           40,000
  2.45%, 08/18/08                                       128,000          128,000
  2.75%, 09/10/08                                        35,000           35,000
  2.68%, 09/15/08                                       129,000          129,000
  2.85%, 03/10/09                                       200,000          200,000
BNP PARIBAS
  4.19%, 05/14/08                                        44,000           44,000
  3.80%, 05/19/08                                        10,000           10,000
  3.12%, 05/27/08                                        53,000           53,000
  4.64%, 05/30/08                                       420,000          420,000
  3.00%, 06/05/08                                       115,000          115,000
  2.65%, 06/25/08                                        50,000           50,000
  2.65%, 06/26/08                                       230,000          230,000
BRANCH BANKING & TRUST
  2.50%, 09/18/08                                        40,000           40,000
CALYON
  5.38%, 04/11/08                                        61,000           61,000
  2.95%, 07/18/08                                       160,000          160,000
  2.99%, 07/22/08                                        87,000           87,000

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
CANADIAN IMPERIAL BANK OF
  COMMERCE
  4.76%, 05/09/08                                        57,000           57,000
CITIBANK, N.A.
  3.35%, 04/23/08                                       200,000          200,000
  3.00%, 04/28/08                                        40,000           40,001
  2.88%, 07/07/08                                        98,000           98,000
  2.73%, 08/13/08                                       176,000          176,000
  2.94%, 09/03/08                                       125,000          125,000
COMMERZBANK AG
  4.54%, 04/03/08                                        11,000           11,000
COMMONWEALTH BANK OF
  AUSTRALIA
  3.16%, 04/07/08                                       130,000          130,000
CREDIT AGRICOLE S.A.
  4.91%, 04/01/08                                       200,000          200,000
  4.83%, 04/02/08                                         8,000            8,000
  5.36%, 04/09/08                                        66,000           66,000
  5.37%, 04/09/08                                        28,000           28,000
  4.76%, 05/05/08                                        20,000           20,000
  4.80%, 06/30/08                                        29,000           29,000
  3.11%, 07/01/08                                        39,000           39,000
  3.70%, 07/22/08                                         8,000            8,001
CREDIT SUISSE
  4.42%, 07/07/08                                        47,000           47,000
  4.23%, 07/08/08                                        25,000           25,000
DNB NOR BANK ASA
  3.10%, 06/30/08                                        33,000           33,000
FORTIS BANK
  2.40%, 09/22/08                                       222,000          222,000
HSBC BANK PLC
  4.76%, 05/09/08                                        23,000           23,000
  2.55%, 07/25/08                                        15,000           15,000
  3.07%, 07/28/08                                       154,000          154,000
  3.10%, 07/31/08                                        56,000           56,002
ING BANK N.V.
  3.21%, 05/02/08                                        52,000           52,000
  2.99%, 06/05/08                                        98,000           98,000
  4.56%, 07/09/08                                       185,000          185,000
  3.06%, 07/30/08                                        15,000           15,000
  2.43%, 08/20/08                                        50,000           50,000
  2.73%, 09/17/08                                       143,000          143,000
INTESA SANPAOLO
  3.92%, 04/16/08                                        10,000           10,000
  3.91%, 04/17/08                                       147,000          147,000
  3.06%, 05/06/08                                        26,000           26,000
  3.10%, 05/06/08                                       170,000          170,001
  3.84%, 05/19/08                                        50,000           50,000
  4.46%, 06/30/08                                        30,000           30,000
  2.82%, 07/01/08                                       162,000          162,000
  2.66%, 09/02/08                                        30,000           30,000
LLOYDS TSB BANK PLC
  3.10%, 06/30/08                                        48,000           48,000
  2.51%, 09/24/08                                       188,000          188,000
MITSUBISHI UFJ TRUST & BANKING
  Corp.
  4.62%, 04/07/08                                        51,000           51,000
  4.21%, 05/14/08                                         3,000            3,000
  3.81%, 05/19/08                                        21,000           21,000
  2.90%, 07/01/08                                       100,000          100,000
  3.08%, 07/28/08                                        46,000           46,000
MIZUHO CORPORATE BANK LTD.
  3.11%, 04/04/08                                        15,000           15,000
  3.90%, 04/18/08                                       170,000          170,000
  3.85%, 04/22/08                                       150,000          150,000
  3.85%, 04/23/08                                        24,000           24,000
  3.23%, 05/01/08                                        70,000           70,000
NATIONWIDE BUILDING SOCIETY
  5.30%, 05/14/08                                        16,000           16,000
NATIXIS S.A.
  4.53%, 04/04/08                                       135,000          135,000
  3.85%, 05/20/08                                        30,000           30,000
NORDEA BANK FINLAND PLC
  2.52%, 12/17/08                                        15,000           15,000
  2.52%, 12/18/08                                       370,000          370,000
NORINCHUKIN BANK LTD.
  3.14%, 04/08/08                                        50,000           50,000
  3.90%, 04/15/08                                        18,000           18,000
ROYAL BANK OF SCOTLAND PLC
  4.35%, 05/08/08                                         8,000            8,000
  4.83%, 06/18/08                                        75,000           75,000
SKANDINAVISKA ENSKILDA BANKEN AB
  5.20%, 04/10/08                                        23,000           23,000
  4.80%, 04/24/08                                        16,000           16,000
  4.91%, 05/28/08                                        70,000           70,000
  4.56%, 06/30/08                                       100,000          100,000
  3.00%, 08/26/08                                        13,000           13,000
SOCIETE GENERALE
  3.93%, 04/17/08                                        10,000           10,000
  4.80%, 06/10/08                                         5,000            5,000
  4.81%, 06/24/08                                       125,000          125,000
  4.60%, 07/08/08                                       120,000          120,000
SUMITOMO MITSUI BANKING CORP.
  3.11%, 04/04/08                                        50,000           50,000
  3.12%, 04/08/08                                        72,000           72,000
  3.15%, 04/10/08                                       100,000          100,000
  3.16%, 04/10/08                                        50,000           50,000
  3.12%, 04/11/08                                       154,000          154,000
SUMITOMO TRUST & BANKING CO.
  4.96%, 04/15/08                                        57,000           57,000
  3.87%, 05/15/08                                        15,000           15,000
  4.25%, 06/12/08                                        30,000           30,000
  4.36%, 07/08/08                                        14,000           14,000
SVENSKA HANDELSBANKEN AB
  3.03%, 05/05/08                                        23,000           23,000
SWEDBANK AB
  3.07%, 07/25/08                                        84,000           84,000
TORONTO DOMINION BANK
  3.10%, 05/06/08                                        35,000           35,000
  4.92%, 05/07/08                                       285,000          285,000
  4.45%, 06/16/08                                        20,000           20,000
  4.86%, 06/20/08                                        18,000           18,000
UBS AG
  5.40%, 04/14/08                                        23,000           23,000
  5.35%, 04/15/08                                        35,000           35,000
  4.76%, 05/07/08                                        13,000           13,000
  4.70%, 05/09/08                                       116,000          116,000
  5.28%, 05/13/08                                        40,000           40,000
  3.33%, 05/23/08                                        11,000           11,000
  4.90%, 06/02/08                                        10,000           10,000
  3.02%, 06/11/08                                       240,000          240,000
  3.10%, 06/30/08                                        24,000           24,000

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
  3.08%, 07/11/08                                        17,000           17,038
UNICREDITO ITALIANO S.P.A.
  3.90%, 05/19/08                                        54,000           54,000
  4.93%, 06/04/08                                        85,000           85,000
  4.80%, 06/27/08                                        46,000           46,000
  2.70%, 07/29/08                                        50,000           50,000
  3.13%, 07/30/08                                        19,000           19,000
  2.74%, 08/11/08                                       130,000          130,002
  2.50%, 08/21/08                                        30,000           30,000
UNION BANK OF CALIFORNIA
  3.85%, 04/23/08                                        72,000           72,000
  4.45%, 06/18/08                                        24,000           24,000
  2.86%, 09/05/08                                         6,000            6,000
  2.71%, 09/10/08                                         7,000            7,000
WESTPAC BANKING CORP.
  5.37%, 04/10/08                                         7,000            7,000
  3.10%, 05/06/08                                        99,000           99,000
  2.98%, 08/27/08                                        35,000           35,000
WILMINGTON TRUST CO.
  4.90%, 06/19/08                                        25,000           25,000
                                                                  --------------
                                                                      11,577,123
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 32.4%
--------------------------------------------------------------------------------
ALPINE SECURITZATION CORP.
  3.10%, 04/02/08 (a)(b)(c)                              95,000           94,992
  2.82%, 04/03/08 (a)(b)(c)                              75,000           74,988
  3.30%, 04/21/08 (a)(b)(c)                              92,000           91,833
AMSTEL FUNDING CORP.
  4.76%, 04/02/08 (b)(c)                                 16,000           15,998
  4.44%, 04/11/08 (b)(c)                                 10,000            9,988
  5.16%, 04/15/08 (b)(c)                                 50,000           49,901
  2.89%, 06/13/08 (b)(c)                                100,000           99,418
  3.02%, 06/20/08 (b)(c)                                 20,000           19,867
ANGLO IRISH BANK
  4.46%, 07/02/08 (c)                                     5,000            4,944
ATLANTIC ASSET SECURITIZATION, L.L.C.
  3.00%, 05/01/08 (a)(b)(c)                             155,000          154,614
  2.98%, 05/07/08 (a)(b)(c)                               6,000            5,982
ATLANTIS ONE FUNDING CORP.
  5.11%, 04/21/08 (b)(c)                                 54,000           53,849
  3.18%, 05/28/08 (b)(c)                                 65,000           64,676
  3.20%, 05/28/08 (b)(c)                                185,000          184,071
  4.95%, 06/05/08 (b)(c)                                 10,000            9,913
  2.77%, 06/23/08 (b)(c)                                 75,000           74,524
  2.77%, 06/25/08 (b)(c)                                 80,000           79,481
BANK OF AMERICA CORP.
  4.70%, 05/05/08                                       150,000          149,349
  3.00%, 05/29/08                                       171,000          170,179
  3.01%, 05/29/08                                       193,000          192,070
  2.99%, 07/28/08                                       100,000           99,032
  2.83%, 08/26/08                                       395,000          390,497
  2.51%, 09/23/08                                        31,000           30,626
BANK OF IRELAND
  4.33%, 05/12/08 (c)                                    20,000           19,903
  3.90%, 05/16/08 (c)                                   128,000          127,384
  3.11%, 07/01/08 (c)                                    17,000           16,868
  2.91%, 07/08/08 (c)                                    12,000           11,906
BANK OF SCOTLAND PLC
  3.05%, 04/28/08                                        17,000           16,961
BARCLAYS US FUNDING CORP.
  3.05%, 08/25/08 (a)                                    12,000           11,854
CANCARA ASSET SECURITIZATION, L.L.C.
  4.21%, 04/10/08 (a)(b)(c)                              70,000           69,927
  4.21%, 04/11/08 (a)(b)(c)                              50,000           49,942
  4.21%, 04/14/08 (a)(b)(c)                              87,000           86,869
  3.58%, 04/15/08 (a)(b)(c)                              12,000           11,983
  3.99%, 04/16/08 (a)(b)(c)                              50,000           49,918
  3.30%, 04/30/08 (a)(b)(c)                              34,000           33,910
  3.18%, 05/21/08 (a)(b)(c)                              14,000           13,939
  2.74%, 06/17/08 (a)(b)(c)                              27,000           26,843
CBA (DELAWARE) FINANCE, INC.
  2.73%, 06/30/08 (a)                                   200,000          198,645
CITIGROUP FUNDING, INC.
  2.72%, 05/20/08 (a)                                    40,000           39,852
  3.01%, 06/05/08 (a)                                    40,000           39,785
  4.94%, 06/06/08 (a)                                    97,000           96,143
  4.30%, 06/10/08 (a)                                    69,000           68,433
  3.77%, 06/19/08 (a)                                   117,000          116,047
  2.60%, 07/17/08 (a)                                    50,000           49,617
  2.70%, 07/22/08 (a)                                    31,000           30,742
DNB NOR BANK ASA
  5.05%, 04/15/08                                        49,000           48,906
  3.91%, 05/13/08                                        14,000           13,937
  4.37%, 06/09/08                                        67,000           66,449
  2.67%, 09/18/08                                        30,000           29,627
  2.53%, 12/15/08                                         3,000            2,947
FAIRWAY FINANCE CO., L.L.C.
  3.28%, 04/24/08 (a)(b)(c)                             142,000          141,704
FALCON ASSET SECURITIZATION CORP.
  5.06%, 04/17/08 (a)(b)(c)                              90,000           89,801
  3.53%, 04/23/08 (a)(b)(c)                              33,467           33,395
GEMINI SECURITIZATION CORP., L.L.C.
  3.31%, 04/02/08 (a)(b)(c)                              80,198           80,191
  3.08%, 04/10/08 (a)(b)(c)                              75,000           74,942
  3.08%, 04/11/08 (a)(b)(c)                              25,000           24,979
  3.92%, 04/16/08 (a)(b)(c)                               6,000            5,990
  2.91%, 04/17/08 (a)(b)(c)                              30,500           30,461
  3.89%, 04/21/08 (a)(b)(c)                              50,000           49,893
  3.07%, 04/29/08 (a)(b)(c)                              75,000           74,822
  2.71%, 05/19/08 (a)(b)(c)                              21,000           20,924
  2.76%, 05/23/08 (a)(b)(c)                               5,500            5,478
GENERAL ELECTRIC CAPITAL CORP.
  2.50%, 04/01/08                                       300,000          300,000
  2.25%, 08/14/08                                        47,000           46,607
  2.77%, 08/28/08                                       115,000          113,701
  2.20%, 09/16/08                                        47,000           46,522
GENERAL ELECTRIC CAPITAL SERVICES
  2.25%, 08/14/08                                        40,000           39,666
  2.78%, 08/28/08                                        50,000           49,433
  2.20%, 09/16/08                                        41,000           40,583
GRAMPIAN FUNDING, L.L.C.
  5.23%, 04/07/08 (a)(b)(c)                              11,000           10,991
  3.89%, 04/17/08 (a)(b)(c)                               9,000            8,985
  5.02%, 04/18/08 (a)(b)(c)                               6,000            5,986
  4.79%, 04/25/08 (a)(b)(c)                              63,000           62,803
  3.15%, 05/12/08 (a)(b)(c)                               2,000            1,993

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
GREENWICH CAPITAL HOLDINGS,
  INC.
  4.38%, 06/06/08 (a)                                   139,000          137,904
ING (U.S.) FUNDING, L.L.C.
  2.88%, 07/11/08 (a)                                    50,000           49,600
J.P. MORGAN CHASE & CO.
  2.55%, 04/01/08                                        65,000           65,000
  5.02%, 04/18/08                                       300,000          299,307
JUPITER SECURTITZATION CORP.
  3.30%, 04/24/08 (a)(b)(c)                              26,000           25,946
K2 (USA), L.L.C.
  5.40%, 06/13/08 (b)(c)(d)                               7,000            7,000
  5.42%, 07/15/08 (b)(c)(d)                              54,000           54,000
KBC FINANCIAL PRODUCTS INTERNATIONAL,
  LTD.
  5.20%, 04/02/08 (a)(c)                                 11,000           10,998
  3.02%, 08/13/08 (a)(c)                                 30,000           29,667
KITTY HAWK FUNDING CORP.
  2.81%, 04/22/08 (a)(b)(c)                             110,000          109,820
MONT BLANC CAPITAL CORP.
  4.42%, 04/09/08 (a)(b)(c)                              50,000           49,951
MORGAN STANLEY
  5.20%, 04/14/08                                       327,000          326,403
  5.21%, 04/22/08                                        50,000           49,852
  4.91%, 04/29/08                                         8,000            7,970
NATIONWIDE BUILDING SOCIETY U.S.
  4.18%, 05/15/08                                        40,000           39,799
  3.85%, 05/16/08                                        27,000           26,872
  3.30%, 05/27/08                                        20,000           19,898
  3.20%, 05/29/08                                        22,000           21,888
  2.96%, 08/04/08                                       160,000          158,378
  2.80%, 09/10/08                                         6,000            5,925
NIEUW AMSTERDAM RECEIVABLES
  CORP.
  5.21%, 04/04/08 (a)(b)(c)                              81,000           80,966
OLD LINE FUNDING, L.L.C.
  3.36%, 04/02/08 (a)(b)(c)                             100,000           99,991
  2.76%, 05/15/08 (a)(b)(c)                             180,000          179,395
  3.21%, 05/22/08 (a)(b)(c)                              22,000           21,901
PICAROS FUNDING, L.L.C.
  5.23%, 04/08/08 (a)(b)(c)                              40,000           39,960
  3.08%, 07/21/08 (a)(b)(c)                              23,000           22,784
  2.73%, 07/25/08 (a)(b)(c)                              57,000           56,508
RABOBANK USA FINANCIAL CORP.
  2.65%, 04/01/08 (a)                                   100,000          100,000
  2.75%, 04/01/08 (a)                                   300,000          300,000
RANGER FUNDING CO., L.L.C.
  2.81%, 04/21/08 (a)(b)(c)                              65,000           64,899
ROYAL BANK OF SCOTLAND PLC
  2.73%, 09/10/08                                        48,000           47,418
SAN PAOLO IMI U.S. FINANCIAL
  CO.
  3.80%, 05/16/08 (a)                                     9,000            8,958
SANTANDER CENTRAL HISPANO FINANCE
  (DELAWARE), INC.
  2.68%, 09/12/08 (a)                                    18,000           17,783
  2.67%, 09/17/08 (a)                                    15,000           14,814
SCALDIS CAPITAL LTD.
  5.21%, 04/01/08 (a)(b)(c)                             146,000          146,000
  4.45%, 04/03/08 (a)(b)(c)                              34,000           33,992
  3.35%, 04/15/08 (a)(b)(c)                               6,000            5,992
  3.94%, 04/15/08 (a)(b)(c)                              50,000           49,924
  3.58%, 04/22/08 (a)(b)(c)                              46,000           45,905
  4.81%, 04/25/08 (a)(b)(c)                               5,000            4,984
  5.14%, 04/25/08 (a)(b)(c)                              11,094           11,057
  3.15%, 05/13/08 (a)(b)(c)                              10,000            9,964
  2.85%, 06/16/08 (a)(b)(c)                              58,000           57,653
  2.72%, 06/24/08 (a)(b)(c)                               8,000            7,950
  3.21%, 06/25/08 (a)(b)(c)                              10,000            9,925
SEDNA FINANCE, INC.
  5.41%, 06/13/08 (b)(c)                                  4,000            4,000
SHEFFIELD RECEIVABLES CORP.
  3.07%, 04/22/08 (a)(b)(c)                              94,000           93,832
SIGMA FINANCE, INC.
  5.38%, 04/09/08 (b)(c)(d)                               6,000            5,993
SKANDINAVISKA ENSKILDA BANKEN AB
  2.72%, 06/17/08                                        20,000           19,885
  3.78%, 06/18/08                                        26,000           25,790
  3.10%, 07/30/08                                        11,000           10,888
SOCIETE GENERALE NORTH
  AMERICA, INC.
  4.09%, 04/15/08 (a)                                    10,000            9,984
SOLITAIRE FUNDING, L.L.C.
  5.14%, 04/10/08 (a)(b)(c)                              95,000           94,880
  4.21%, 04/11/08 (a)(b)(c)                              31,500           31,464
  3.39%, 04/29/08 (a)(b)(c)                              40,000           39,895
  3.18%, 05/20/08 (a)(b)(c)                              25,000           24,893
  3.23%, 06/05/08 (a)(b)(c)                             105,000          104,393
  3.18%, 06/23/08 (a)(b)(c)                              30,000           29,782
STADSHYPOTEK DELAWARE, INC.
  3.12%, 05/06/08 (a)(c)                                 25,000           24,925
  3.06%, 06/23/08 (a)(c)                                 22,000           21,846
SVENSKA HANDELSBANKEN, INC.
  2.97%, 06/06/08 (a)                                   100,000           99,460
SWEDBANK AB
  4.19%, 05/12/08                                        60,000           59,717
  3.02%, 06/23/08                                        14,000           13,904
  2.70%, 08/27/08                                        10,000            9,890
  2.75%, 09/15/08                                        10,000            9,874
SWEDBANK MORTGAGE AB
  5.22%, 04/10/08                                         6,000            5,992
  4.87%, 06/18/08                                        90,000           89,074
  4.47%, 07/03/08                                        17,000           16,808
THAMES ASSET GLOBAL SECURTISATION
NO. 1, INC.
  5.33%, 04/04/08 (a)(b)(c)                               8,000            7,997
  4.63%, 04/07/08 (a)(b)(c)                              41,363           41,331
  2.89%, 06/16/08 (a)(b)(c)                              39,000           38,764
THE GOLDMAN SACHS GROUP, INC.
  3.97%, 05/16/08                                        45,000           44,780
THUNDER BAY FUNDING, L.L.C.
  2.76%, 05/19/08 (a)(b)(c)                             170,000          169,377
  3.21%, 05/22/08 (a)(b)(c)                              20,000           19,910
  2.82%, 06/12/08 (a)(b)(c)                              35,000           34,804
UBS FINANCE (DELAWARE), INC.
  5.09%, 04/16/08 (a)                                   205,000          204,577
  3.75%, 06/17/08 (a)                                    23,000           22,818
  4.45%, 06/18/08 (a)                                    37,000           36,650
UNICREDIT BANK (IRELAND) PLC
  4.11%, 05/16/08 (a)(c)                                 48,000           47,757
  4.63%, 07/03/08 (a)(c)                                  7,000            6,918

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
WESTPAC SECURITIES NZ LTD.
  4.10%, 04/21/08 (a)(c)                                 40,000           39,910
WHISTLEJACKET CAPITAL, L.L.C.
  3.08%, 03/25/08 (b)(c)(d)(e)                           16,000           16,000
  3.10%, 03/25/08 (b)(c)(d)(e)                           14,000           14,000
  3.08%, 05/02/08 (b)(c)(d)(e)                           10,000           10,000
  3.03%, 05/19/08 (b)(c)(d)(e)                            4,000            4,000
  5.42%, 06/16/08 (b)(c)(d)(e)                           13,000           13,000
  3.13%, 08/06/08 (b)(c)(d)(e)                           92,000           91,994
  3.08%, 08/07/08 (b)(c)(d)(e)                           50,000           49,997
                                                                  --------------
                                                                       9,526,633
FIXED-RATE COUPON NOTES 0.1%
--------------------------------------------------------------------------------
FANNIE MAE
  2.70%, 05/15/08                                        16,548           16,614
                                                                  --------------
                                                                          16,614
FIXED-RATE DISCOUNT NOTES 11.3%
--------------------------------------------------------------------------------
FANNIE MAE
  2.96%, 04/09/08                                        31,000           30,980
  2.92%, 04/16/08                                        35,000           34,958
  2.73%, 04/21/08                                        50,000           49,924
  2.54%, 04/23/08                                        30,000           29,954
  2.73%, 04/23/08                                        57,000           56,905
  2.92%, 04/23/08                                        50,000           49,911
  2.96%, 04/23/08                                       100,000           99,820
  2.93%, 04/30/08                                       206,000          205,517
  2.98%, 05/01/08                                        21,000           20,948
  2.73%, 05/14/08                                       103,000          102,667
FEDERAL FARM CREDIT BANK
  2.45%, 05/27/08                                        10,000            9,962
  2.45%, 05/30/08                                        40,000           39,840
FEDERAL HOME LOAN BANK
  2.71%, 04/02/08                                       106,000          105,992
  2.14%, 04/09/08                                        55,000           54,974
  1.76%, 04/17/08                                       100,000           99,922
  2.10%, 04/18/08                                       100,000           99,901
  2.92%, 04/23/08                                        32,750           32,692
  1.76%, 04/24/08                                       163,000          162,817
  2.96%, 04/25/08                                       202,000          201,605
  2.69%, 05/07/08                                        83,000           82,778
  2.72%, 05/07/08                                       145,000          144,609
  2.03%, 05/23/08                                        65,000           64,810
  2.10%, 06/13/08                                        83,000           82,648
  2.13%, 06/20/08                                        22,000           21,896
  2.13%, 06/25/08                                       223,000          221,884
  2.83%, 06/30/08                                        33,000           32,769
FREDDIE MAC
  2.96%, 04/21/08                                       100,000           99,837
  2.54%, 04/29/08                                         6,650            6,637
  2.09%, 05/05/08                                        59,000           58,884
  2.47%, 05/09/08                                        60,000           59,844
  2.46%, 05/16/08                                       163,000          162,501
  2.80%, 05/21/08                                       200,000          199,228
  2.82%, 05/27/08                                       161,000          160,300
  2.21%, 06/09/08                                       140,000          139,410
  2.83%, 06/13/08                                        50,000           49,716
  2.83%, 06/20/08                                       100,000           99,378
  2.11%, 06/23/08                                        49,000           48,763
  2.11%, 06/30/08                                       109,000          108,429
                                                                  --------------
                                                                       3,333,610
                                                                  --------------
TOTAL FIXED-RATE OBLIGATIONS
(COST $24,966,980)                                                    24,966,980
                                                                  --------------
VARIABLE-RATE OBLIGATIONS 7.7% OF NET ASSETS

ABBEY NATIONAL TREASURY
  SERVICES PLC
  4.68%, 04/02/08 (a)                                    26,000           26,012
ALLIED IRISH BANKS PLC
  2.54%, 04/21/08 (c)                                    50,000           50,000
ANZ NATIONAL (INT'L) LTD.
  3.31%, 05/27/08 (a)                                    75,000           75,000
BANCO ESPANOL DE CREDITO S.A.
  3.98%, 04/18/08 (c)                                    25,000           25,000
BNP PARIBAS
  3.06%, 04/03/08                                        70,000           70,000
CREDIT SUISSE
  3.85%, 04/23/08                                        13,000           13,000
DANSKE BANK A/S
  2.51%, 04/21/08                                       100,000          100,000
DANSKE CORP.
  3.14%, 05/13/08 (a)(c)                                 90,000           90,000
  3.15%, 05/15/08 (a)(c)                                 50,000           50,000
  3.15%, 05/16/08 (a)(c)                                140,000          140,000
DEUTSCHE BANK AG
  2.98%, 04/14/08                                       100,000          100,001
  2.74%, 04/28/08                                        35,000           35,000
  2.81%, 06/23/08                                       100,000          100,000
DORADA FINANCE, INC.
  2.79%, 04/16/08 (b)(c)                                 90,000           89,999
FIVE FINANCE, INC.
  4.48%, 04/09/08 (b)(c)                                 21,000           20,998
FLORIDA HURRICANE CATASTROPHE
  FUND
  2.99%, 04/15/08                                        75,000           75,000
FORTIS BANK
  2.62%, 04/28/08                                        50,000           49,995
INTESA BANK IRELAND PLC
  2.61%, 04/25/08 (c)                                    70,000           70,000
K2 (USA), L.L.C.
  2.79%, 04/15/08 (b)(c)(d)                               3,000            3,000
  3.14%, 05/07/08 (b)(c)(d)                              20,000           19,999
  2.52%, 06/20/08 (b)(c)(d)                              50,000           50,001
LIBERTY LIGHTHOUSE U.S. CAPITAL CO.,
  L.L.C.
  4.69%, 04/02/08 (b)(c)                                  2,000            2,000
  4.47%, 04/10/08 (b)(c)(d)                               6,000            6,000
  3.03%, 05/15/08 (b)(c)(d)                              16,000           16,000
LINKS FINANCE, L.L.C.
  2.57%, 04/25/08 (b)(c)(d)                               7,000            7,000
MERRILL LYNCH & CO., INC.
  2.92%, 04/18/08                                        50,000           50,000
MITSUBISHI UFJ TRUST & BANKING
  CORP.
  3.24%, 04/30/08                                        20,000           20,000
PHYSICIAN SOLUTIONS, L.L.C.
  2.90%, 04/03/08 (a)                                     1,585            1,585

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
ROMAN CATHOLIC BISHOP OF SAN
  JOSE (CA)
  2.68%, 04/03/08 (a)                                     5,400            5,400
ROYAL BANK OF CANADA
  3.06%, 04/04/08                                        50,000           50,000
ROYAL BANK OF SCOTLAND PLC
  4.66%, 04/08/08                                       142,000          142,000
  4.49%, 04/11/08                                       100,000          100,000
SEDNA FINANCE, INC.
  3.03%, 04/10/08 (b)(c)                                  2,000            2,000
  3.03%, 05/21/08 (b)(c)                                  3,000            3,000
SIGMA FINANCE, INC.
  3.32%, 04/25/08 (b)(c)(d)                             100,000          100,001
SVENSKA HANDELSBANKEN AB
  4.47%, 04/07/08 (c)                                    50,000           50,000
TENDERFOOT SEASONAL HOUSING,
  L.L.C.
  2.73%, 04/03/08 (a)                                     3,000            3,000
THE GOLDMAN SACHS GROUP, INC.
  2.87%, 04/16/08 (c)(d)                                 60,000           60,000
  2.87%, 04/17/08 (c)(d)                                 23,000           23,000
WACHOVIA BANK, N.A.
  3.40%, 04/25/08                                        31,000           31,000
WESTPAC BANKING CORP.
  3.10%, 05/06/08                                       282,000          282,000
WESTPAC SECURITIES NZ LTD.
  3.31%, 05/05/08 (a)(c)                                 50,000           50,000
                                                                  --------------
TOTAL VARIABLE-RATE OBLIGATIONS
(COST $2,256,991)                                                      2,256,991
                                                                  --------------

                                                    MATURITY
ISSUER                                               AMOUNT            VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
OTHER INVESTMENTS 7.0% OF NET ASSETS

REPURCHASE AGREEMENTS 7.0%
--------------------------------------------------------------------------------
BANC OF AMERICA SECURITIES
  L.L.C.
  Tri-Party Repurchase Agreement,
    dated 03/31/08, due 04/01/08 at
    2.70%, fully collateralized by
    U.S. Government Securities
    with a value of $112,200.                           110,008          110,000
BARCLAYS CAPITAL INC.
  Tri-Party Repurchase Agreement,
    dated 03/31/08, due 04/01/08 at
    2.50%, fully collateralized by
    U.S. Government Securities
    with a value of $438,600.                           430,030          430,000
CREDIT SUISSE SECURITIES
  (USA), L.L.C.
  Tri-Party Repurchase Agreement,
    dated 03/31/08, due 04/01/08 at
    2.75%, fully collateralized by
    U.S. Government Securities
    with a value of $16,106.                             15,790           15,789
DEUTSCHE BANK SECURITIES, INC.
  Tri-Party Repurchase Agreement dated
    03/31/08, due 04/01/08 at
    2.75%, fully collateralized by
    U.S. Government Securities
    with a value of $1,071,000.                       1,050,080        1,050,000
  Tri-Party Repurchase Agreement
    dated 03/31/08, due 04/01/08 at
    2.25%, fully collateralized by
    U.S. Government Securities
    with a value of $163,200.                           160,010          160,000
GOLDMAN SACHS & CO.
  Tri-Party Repurchase Agreement,
    dated 03/31/08, due 04/01/2008 at
    2.75%, fully collateralized by
    U.S. Government Securities
    with a value of $285,600.                           280,021          280,000
                                                                  --------------
TOTAL OTHER INVESTMENTS
(COST $2,045,789)                                                      2,045,789
                                                                  --------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 03/31/08, the tax basis cost of the fund's investments was $29,269,760.

(a) Credit-enhanced security. (b) Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,578,561 or 19.0% of net assets.
(d) Illiquid security. At the period end, the value of these amounted to $550,985 or 1.9% of net assets.
(e) Security is in default. This security is currently in the process of being restructured. On February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle ("SIV"), experienced an "enforcement event" that has led to the appointment of a Receiver to manage Whistlejacket's operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket, including the Notes held by the fund. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 of the 1940 Act. As required under Rule 2a-7, the Board of Trustees of the fund met on February 12, 2008 and, based on the recommendation of the fund's investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. On February 15, 2008, the Security Trustee of Whistlejacket notified the Fund that an insolvency acceleration event had occurred and as a result the Notes were in default.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB CASH RESERVES(TM)

PORTFOLIO HOLDINGS As of March 31, 2008, (Unaudited)

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
Level 1 - Quoted Prices                                              $         0
Level 2 - Other Significant Observable Inputs                        $29,269,760
Level 3 - Significant Unobservable Inputs                                     $0
TOTAL                                                                $29,269,760

The Charles Schwab Family of Funds
Schwab Advisor Cash Reserves(TM)

PORTFOLIO HOLDINGS As of March 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. Treasury notes, for which the rate shown is ther interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                           COST         VALUE
HOLDINGS BY CATEGORY                                   ($ X 1,000)   ($ X 1,000)
--------------------------------------------------------------------------------
 84.6%  FIXED-RATE
          OBLIGATIONS                                   19,777,639   19,777,639
  8.1%  VARIABLE-RATE
          OBLIGATIONS                                    1,886,611    1,886,611
  7.7%  OTHER INVESTMENTS                                1,797,790    1,797,790
--------------------------------------------------------------------------------
100.4%  TOTAL INVESTMENTS                               23,462,040   23,462,040
(0.4)%  OTHER ASSETS AND
          Liabilities                                                   (89,115)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                   23,372,925

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
FIXED-RATE OBLIGATIONS 84.6% OF NET ASSETS

BANK NOTES 1.8%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
  2.95%, 07/18/08                                       334,000          334,000
  2.51%, 09/23/08                                        82,000           82,000
                                                                  --------------
                                                                         416,000
CERTIFICATES OF DEPOSIT 39.1%
--------------------------------------------------------------------------------
ABN AMRO BANK N.V.
  3.07%, 05/08/08                                        26,000           26,000
  3.00%, 06/13/08                                       129,000          129,000
  3.01%, 06/23/08                                        57,000           57,000
  3.00%, 07/22/08                                        96,000           96,000
  2.39%, 08/19/08                                       121,000          121,000
ALLIANCE & LEICESTER PLC
  5.32%, 04/18/08                                         4,000            4,000
  5.32%, 05/13/08                                        70,000           70,000
ALLIED IRISH BANK PLC
  4.73%, 04/28/08                                        41,000           41,000
  2.72%, 09/09/08                                        30,000           30,000
AUSTRALIA & NEW ZEALAND BANKING
  GROUP LTD.
  2.65%, 09/10/08                                        75,000           75,000
  2.55%, 09/18/08                                       100,000          100,000
  2.50%, 09/26/08                                        22,000           22,000
BANCO BILBAO VIZCAYA ARGENTARIA S.A.
  4.50%, 04/08/08                                        31,000           31,000
  4.51%, 04/08/08                                        50,000           50,000
  2.94%, 08/26/08                                        16,000           16,000
  2.53%, 09/24/08                                        22,000           22,000
  2.52%, 12/17/08                                       150,000          150,000
BANCO SANTANDER S.A.
  3.85%, 05/16/08                                        12,000           12,001
  3.10%, 06/23/08                                        15,000           15,022
  4.25%, 07/10/08                                       139,000          139,000
  4.15%, 07/11/08                                        30,000           30,001
  4.18%, 07/15/08                                       150,000          150,004
BANK OF IRELAND
  5.20%, 04/11/08                                        17,000           17,000
  3.79%, 05/20/08                                        11,000           11,000
BANK OF MONTREAL
  5.38%, 04/14/08                                        51,000           51,000
  3.12%, 05/08/08                                        12,000           12,000
  3.10%, 07/29/08                                        62,000           62,000
BANK OF NOVA SCOTIA
  3.19%, 05/29/08                                        40,000           40,004
BANK OF SCOTLAND PLC
  4.50%, 04/08/08                                         6,000            6,000
  2.98%, 08/29/08                                        44,000           44,000
BANK OF THE WEST
  3.25%, 04/24/08                                        35,000           35,000
BANK OF TOKYO MITSUBISHI UFJ LTD.
  3.17%, 04/10/08                                        50,000           50,000
  2.99%, 06/16/08                                        30,000           30,000
BARCLAYS BANK PLC
  5.16%, 04/09/08                                        86,000           86,000
  5.21%, 04/14/08                                         6,000            6,000
  5.07%, 04/17/08                                        12,000           12,000
  5.09%, 04/17/08                                        65,000           65,000
  5.10%, 04/17/08                                        87,000           86,999
  4.73%, 04/24/08                                       150,000          150,000
  5.32%, 05/13/08                                        40,000           40,000
  3.90%, 05/14/08                                        57,000           57,000
  3.05%, 06/09/08                                        48,000           48,000
  3.70%, 07/22/08                                        25,000           25,000
  2.45%, 08/18/08                                       105,000          105,000
  2.62%, 12/18/08                                        32,000           32,000
BNP PARIBAS
  3.80%, 05/19/08                                        10,000           10,000
  3.00%, 06/05/08                                        30,000           30,000
  2.65%, 06/19/08                                        50,000           50,000
  4.75%, 06/19/08                                       256,000          256,000
  2.65%, 06/25/08                                       275,000          275,000
  2.65%, 06/26/08                                        45,000           45,000
BRANCH BANKING & TRUST
  2.50%, 09/18/08                                        55,000           55,000
CALYON
  3.10%, 06/16/08                                        69,000           69,125
  2.99%, 07/22/08                                         7,000            7,000
CITIBANK, N.A.
  3.35%, 04/23/08                                       200,000          200,000
  2.88%, 07/07/08                                        81,000           81,000
  2.73%, 08/13/08                                        98,000           98,000
  2.40%, 08/19/08                                       100,000          100,000
  2.94%, 09/03/08                                        50,000           50,000
COMMERZBANK AG
  4.54%, 04/03/08                                        11,000           11,000

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
  4.24%, 04/23/08                                        12,000           12,000
  4.33%, 04/23/08                                        60,000           60,000
COMMONWEALTH BANK OF AUSTRALIA
  3.16%, 04/07/08                                       110,000          110,000
CREDIT AGRICOLE S.A.
  4.91%, 04/01/08                                       240,000          240,000
  4.83%, 04/02/08                                        20,000           20,000
  5.36%, 04/09/08                                       129,000          129,000
  3.11%, 07/01/08                                       115,000          115,000
  3.70%, 07/22/08                                        10,000           10,001
CREDIT SUISSE
  4.42%, 07/07/08                                       103,000          103,000
  4.23%, 07/08/08                                        58,000           58,000
DNB NOR BANK ASA
  4.48%, 04/09/08                                        50,000           50,000
FORTIS BANK
  2.40%, 09/22/08                                       180,000          180,000
HSBC BANK PLC
  2.55%, 07/25/08                                        48,000           48,000
  3.07%, 07/28/08                                       150,000          150,000
ING BANK N.V.
  3.11%, 05/09/08                                        75,000           75,000
  2.99%, 06/05/08                                       163,000          163,000
  4.56%, 07/09/08                                        56,000           56,000
  3.06%, 07/30/08                                        20,000           20,000
  2.77%, 08/12/08                                       130,000          130,000
  2.43%, 08/20/08                                        15,000           15,000
INTESA SANPAOLO
  3.88%, 04/22/08                                       150,000          150,001
  4.17%, 05/14/08                                        50,000           50,000
  2.80%, 06/27/08                                       100,000          100,000
  3.11%, 06/30/08                                        60,000           60,000
  2.50%, 09/25/08                                       110,000          110,000
MITSUBISHI UFJ TRUST & BANKING CORP.
  4.62%, 04/07/08                                        49,000           49,000
  5.38%, 04/09/08                                        58,000           58,000
  3.81%, 05/19/08                                        17,000           17,000
  3.08%, 07/28/08                                        54,000           54,000
MIZUHO CORPORATE BANK LTD.
  3.12%, 04/15/08                                        43,000           43,000
  3.90%, 04/18/08                                       130,000          130,000
  3.85%, 04/23/08                                       104,000          104,000
  3.25%, 04/24/08                                        80,000           80,000
NATIXIS S.A.
  4.53%, 04/04/08                                        10,000           10,000
  3.85%, 05/20/08                                         7,000            7,000
NORDEA BANK FINLAND PLC
  2.52%, 12/17/08                                       215,000          215,000
NORINCHUKIN BANK LTD.
  3.14%, 04/08/08                                        50,000           50,000
  3.90%, 04/15/08                                        60,000           60,000
ROYAL BANK OF SCOTLAND PLC
  4.92%, 06/06/08                                       140,000          140,000
  4.83%, 06/18/08                                       175,000          175,000
SKANDINAVISKA ENSKILDA BANKEN AB
  4.80%, 04/24/08                                        28,000           28,000
SOCIETE GENERALE
  3.93%, 04/17/08                                        10,000           10,000
  4.96%, 04/17/08                                         7,000            7,000
  4.80%, 06/10/08                                         9,000            9,000
  4.78%, 06/20/08                                        14,000           14,000
  4.81%, 06/24/08                                       113,000          113,000
SUMITOMO MITSUI BANKING CORP.
  3.13%, 04/04/08                                        50,000           50,000
  3.12%, 04/08/08                                        50,000           50,000
  3.15%, 04/10/08                                       100,000          100,000
  3.16%, 04/10/08                                        40,000           40,000
  3.12%, 04/11/08                                        92,000           92,000
SUMITOMO TRUST & BANKING CO.
  4.96%, 04/15/08                                        35,000           35,000
  3.87%, 05/15/08                                         9,000            9,000
  4.25%, 06/12/08                                        20,000           20,000
  4.36%, 07/08/08                                        12,000           12,000
SWEDBANK AB
  3.22%, 06/30/08                                        84,000           84,000
TORONTO DOMINION BANK
  4.92%, 05/07/08                                        65,000           65,000
  4.70%, 05/13/08                                        15,000           15,000
  4.45%, 06/16/08                                        15,000           15,000
  4.86%, 06/20/08                                        22,000           22,000
UBS AG
  5.40%, 04/14/08                                       162,000          162,000
  4.76%, 05/07/08                                         8,000            8,000
  5.28%, 05/13/08                                        10,000           10,000
  3.33%, 05/23/08                                        27,000           27,000
  3.02%, 06/11/08                                       100,000          100,000
  3.08%, 07/11/08                                        24,000           24,054
UNICREDITO ITALIANO S.P.A.
  3.90%, 05/19/08                                       144,000          144,001
  4.93%, 06/04/08                                       109,000          109,000
  4.90%, 06/19/08                                        50,000           50,001
  4.80%, 06/27/08                                        28,000           28,000
  2.70%, 07/29/08                                         6,000            6,000
  3.13%, 07/30/08                                        20,000           20,000
UNION BANK OF CALIFORNIA
  4.45%, 06/18/08                                        24,000           24,000
  3.04%, 07/07/08                                        55,000           55,000
  2.75%, 09/18/08                                        59,000           59,000
WESTPAC BANKING CORP.
  5.38%, 04/09/08                                        58,000           58,000
  3.10%, 05/06/08                                       175,000          175,000
  2.98%, 08/27/08                                        73,000           73,000
WILMINGTON TRUST CO.
  4.90%, 06/19/08                                        20,000           20,000
                                                                  --------------
                                                                       9,142,214
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 32.4%
--------------------------------------------------------------------------------
ALLIED IRISH BANKS NORTH AMERICA, INC.
  4.79%, 04/07/08 (a)                                    10,000            9,992
ALPINE SECURITZATION CORP.
  2.82%, 04/03/08 (a)(b)(c)                              65,000           64,990
  3.33%, 04/21/08 (a)(b)(c)                             148,000          147,731
AMSTEL FUNDING CORP.
  4.44%, 04/11/08 (b)(c)                                 11,000           10,987
  2.97%, 06/12/08 (b)(c)                                 35,000           34,793
ANGLO IRISH BANK
  4.46%, 07/02/08 (c)                                    28,000           27,688

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
ATLANTIC ASSET SECURITIZATION, L.L.C.
  3.10%, 04/02/08 (a)(b)(c)                              18,000           17,998
  3.00%, 04/03/08 (a)(b)(c)                              65,000           64,989
  2.82%, 06/26/08 (a)(b)(c)                             200,000          198,662
ATLANTIS ONE FUNDING CORP.
  3.18%, 05/28/08 (b)(c)                                 35,000           34,825
  4.95%, 06/05/08 (b)(c)                                 13,000           12,887
  3.12%, 06/06/08 (b)(c)                                 29,000           28,836
  2.70%, 06/20/08 (b)(c)                                150,000          149,107
BANK OF AMERICA CORP.
  4.70%, 05/05/08                                       224,000          223,028
  3.00%, 05/29/08                                       264,000          262,733
  3.02%, 05/30/08                                       235,000          233,848
  2.99%, 07/28/08                                       100,000           99,032
  2.51%, 09/23/08                                        23,000           22,723
BANK OF IRELAND
  3.90%, 05/16/08 (c)                                     7,000            6,966
  3.11%, 07/01/08 (c)                                     7,000            6,946
  2.91%, 07/08/08 (c)                                    38,000           37,702
  3.07%, 07/24/08 (c)                                     9,000            8,914
BANK OF SCOTLAND PLC
  3.26%, 05/29/08                                        19,000           18,901
CANCARA ASSET SECURITIZATION, L.L.C.
  4.21%, 04/11/08 (a)(b)(c)                              44,000           43,949
  3.58%, 04/15/08 (a)(b)(c)                              13,000           12,982
  3.99%, 04/16/08 (a)(b)(c)                              50,000           49,918
  3.94%, 04/17/08 (a)(b)(c)                              41,000           40,929
  3.30%, 04/30/08 (a)(b)(c)                              12,000           11,968
  2.70%, 06/17/08 (a)(b)(c)                              95,000           94,455
  2.82%, 06/17/08 (a)(b)(c)                              27,000           26,838
CHARIOT FUNDING, L.L.C.
  5.06%, 04/17/08 (a)(b)(c)                              95,000           94,790
CITIGROUP FUNDING, INC.
  4.22%, 05/12/08 (a)                                    95,000           94,550
  2.72%, 05/20/08 (a)                                    20,000           19,926
  4.94%, 06/06/08 (a)                                    82,000           81,275
  4.30%, 06/10/08 (a)                                    78,000           77,359
  3.77%, 06/19/08 (a)                                    35,000           34,715
  2.95%, 07/11/08 (a)                                    50,000           49,590
CLIPPER RECEIVABLES CO., L.L.C.
  3.92%, 04/14/08 (a)(b)(c)                              35,000           34,951
DNB NOR BANK ASA
  5.05%, 04/15/08                                       120,000          119,770
  4.37%, 06/09/08                                        18,000           17,852
FALCON ASSET SECURITIZATION CORP.
  2.85%, 04/04/08 (a)(b)(c)                             101,074          101,050
  3.30%, 04/22/08 (a)(b)(c)                              60,634           60,518
  3.53%, 04/23/08 (a)(b)(c)                              10,000            9,979
GEMINI SECURITIZATION CORP., L.L.C.
  3.31%, 04/01/08 (a)(b)(c)                               7,000            7,000
  3.08%, 04/11/08 (a)(b)(c)                              28,000           27,976
  3.99%, 04/16/08 (a)(b)(c)                              25,000           24,959
  3.89%, 04/21/08 (a)(b)(c)                              50,000           49,893
  2.76%, 05/23/08 (a)(b)(c)                              21,000           20,917
GENERAL ELECTRIC CAPITAL CORP.
  2.25%, 08/14/08                                       150,000          148,746
  2.22%, 08/15/08                                       129,000          127,928
  2.20%, 09/16/08                                       437,000          432,554
GENERAL ELECTRIC CAPITAL SERVICES
  2.25%, 08/14/08                                        30,000           29,749
  2.20%, 09/16/08                                        33,000           32,664
GRAMPIAN FUNDING, L.L.C.
  5.22%, 04/02/08 (a)(b)(c)                              47,000           46,993
  5.26%, 04/07/08 (a)(b)(c)                               2,000            1,998
  3.89%, 04/17/08 (a)(b)(c)                               9,000            8,985
  5.02%, 04/18/08 (a)(b)(c)                               4,000            3,991
  3.15%, 05/12/08 (a)(b)(c)                               6,000            5,979
GREENWICH CAPITAL HOLDINGS, INC.
  4.82%, 06/16/08 (a)                                     9,000            8,911
  4.33%, 07/09/08 (a)                                    15,000           14,825
ING (U.S.) FUNDING, L.L.C.
  2.88%, 07/11/08 (a)                                    16,000           15,872
J.P. MORGAN CHASE & CO.
  2.55%, 04/01/08                                        55,000           55,000
  2.60%, 04/01/08                                        80,700           80,700
  5.02%, 04/18/08                                       160,000          159,631
JUPITER SECURITIZATION CORP.
  3.48%, 04/16/08 (a)(b)(c)                              82,834           82,715
K2 (USA), L.L.C.
  5.40%, 06/13/08 (b)(c)(d)                               4,000            4,000
  5.42%, 07/15/08 (b)(c)(d)                              38,000           38,000
KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.
  5.20%, 04/02/08 (a)(c)                                 20,000           19,997
  3.02%, 08/13/08 (a)(c)                                 15,000           14,834
MONT BLANC CAPITAL CORP.
  4.42%, 04/09/08 (a)(b)(c)                              13,000           12,987
  3.91%, 04/18/08 (a)(b)(c)                              50,000           49,909
MORGAN STANLEY
  5.20%, 04/14/08                                        36,000           35,934
  5.21%, 04/22/08                                       150,000          149,556
  4.91%, 04/29/08                                        24,000           23,911
NATIONWIDE BUILDING SOCIETY U.S.
  4.18%, 05/15/08                                       162,500          161,682
  3.85%, 05/16/08                                        30,000           29,858
  3.30%, 05/27/08                                         6,000            5,970
  3.16%, 06/25/08                                         9,000            8,934
  3.07%, 07/29/08                                        28,000           27,720
OLD LINE FUNDING, L.L.C.
  3.36%, 04/02/08 (a)(b)(c)                              98,772           98,763
  3.21%, 05/22/08 (a)(b)(c)                              18,000           17,919
PARK AVENUE RECEIVABLES CO., L.L.C.
  3.10%, 04/01/08 (a)(b)(c)                              75,000           75,000
  2.85%, 04/02/08 (a)(b)(c)                             101,081          101,073
PICAROS FUNDING, L.L.C.
  5.21%, 04/07/08 (a)(b)(c)                              10,000            9,992
  3.08%, 07/21/08 (a)(b)(c)                              21,000           20,803
  2.73%, 07/25/08 (a)(b)(c)                              85,000           84,267
RABOBANK USA FINANCIAL CORP.
  2.65%, 04/01/08 (a)                                    85,000           85,000
  2.75%, 04/01/08 (a)                                   250,000          250,000
RANGER FUNDING CO., L.L.C.
  5.08%, 04/11/08 (a)(b)(c)                               9,000            8,988
RBOS GROUP US
  3.01%, 08/26/08                                        30,000           29,637

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
SANTANDER CENTRAL HISPANO FINANCE
  (DELAWARE), INC.
  2.68%, 09/12/08 (a)                                     8,000            7,904
  2.67%, 09/17/08 (a)                                     7,000            6,913
SCALDIS CAPITAL LTD.
  5.21%, 04/01/08 (a)(b)(c)                               7,000            7,000
  4.45%, 04/03/08 (a)(b)(c)                              28,000           27,993
  3.35%, 04/15/08 (a)(b)(c)                               6,000            5,992
  3.38%, 04/25/08 (a)(b)(c)                              38,000           37,915
  3.38%, 04/28/08 (a)(b)(c)                             150,000          149,623
  3.15%, 05/13/08 (a)(b)(c)                              26,000           25,905
  2.72%, 06/24/08 (a)(b)(c)                               7,000            6,956
  2.77%, 06/27/08 (a)(b)(c)                              49,000           48,674
SEDNA FINANCE, INC.
  5.41%, 06/13/08 (b)(c)                                  2,000            2,000
SKANDINAVISKA ENSKILDA BANKEN AB
  4.86%, 04/21/08                                         6,000            5,984
  3.80%, 05/21/08                                        60,000           59,687
  2.72%, 06/17/08                                         6,000            5,965
  3.78%, 06/18/08                                       121,000          120,025
  3.10%, 07/30/08                                        15,000           14,848
SOCIETE GENERALE NORTH AMERICA, INC.
  4.60%, 04/03/08 (a)                                    10,000            9,997
  3.82%, 05/19/08 (a)                                     5,000            4,975
  3.77%, 05/23/08 (a)                                    65,000           64,651
SOLITAIRE FUNDING, L.L.C.
  5.14%, 04/10/08 (a)(b)(c)                              91,000           90,885
  4.21%, 04/11/08 (a)(b)(c)                               7,000            6,992
  4.39%, 04/11/08 (a)(b)(c)                              94,000           93,887
  3.89%, 04/15/08 (a)(b)(c)                              10,000            9,985
  5.11%, 04/17/08 (a)(b)(c)                              20,000           19,955
  3.09%, 04/29/08 (a)(b)(c)                              35,000           34,916
  3.39%, 04/29/08 (a)(b)(c)                               6,000            5,984
  3.18%, 05/20/08 (a)(b)(c)                               6,000            5,974
STADSHYPOTEK DELAWARE, INC.
  3.93%, 04/16/08 (a)(c)                                 95,000           94,846
  3.12%, 05/06/08 (a)(c)                                 21,000           20,937
SWEDBANK AB
  4.19%, 05/12/08                                        43,000           42,797
  3.02%, 06/23/08                                        12,000           11,917
SWEDBANK MORTGAGE AB
  3.10%, 06/10/08                                         4,000            3,976
  4.87%, 06/17/08                                         6,000            5,939
THAMES ASSET GLOBAL
  SECURTISATION NO. 1, INC.
  2.87%, 06/27/08 (a)(b)(c)                               7,000            6,952
THE GOLDMAN SACHS GROUP, INC.
  3.97%, 05/16/08                                        37,000           36,819
THUNDER BAY FUNDING, L.L.C.
  3.18%, 04/08/08 (a)(b)(c)                              17,301           17,290
  5.24%, 04/10/08 (a)(b)(c)                              70,367           70,277
  3.21%, 05/22/08 (a)(b)(c)                              17,000           16,923
  2.82%, 06/12/08 (a)(b)(c)                              79,000           78,558
UBS FINANCE (DELAWARE), INC.
  5.09%, 04/16/08 (a)                                   120,000          119,752
  3.02%, 05/12/08 (a)                                    20,000           19,932
  3.75%, 06/17/08 (a)                                    23,000           22,818
  4.45%, 06/18/08 (a)                                   170,000          168,394
  5.09%, 07/07/08 (a)                                   178,000          175,650
UNICREDIT BANK (IRELAND) PLC
  4.11%, 05/16/08 (a)(c)                                  8,000            7,959
  3.77%, 05/20/08 (a)(c)                                 15,000           14,924
WHISTLEJACKET CAPITAL, L.L.C.
  3.07%, 03/20/08 (b)(c)(d)(e)                           43,000           43,000
  3.03%, 05/19/08 (b)(c)(d)(e)                           10,000           10,000
  5.42%, 06/16/08 (b)(c)(d)(e)                           12,000           12,000
  3.13%, 08/06/08 (b)(c)(d)(e)                           88,000           87,994
  3.08%, 08/07/08 (b)(c)(d)(e)                           40,000           39,997
YORKTOWN CAPITAL, L.L.C.
  5.09%, 04/11/08 (a)(b)(c)                               9,000            8,988
                                                                  --------------
                                                                       7,574,586
FIXED-RATE COUPON NOTE 0.0%
--------------------------------------------------------------------------------
FANNIE MAE
  2.70%, 05/15/08                                         6,000            6,024

FIXED-RATE DISCOUNT NOTES 11.3%
--------------------------------------------------------------------------------
FANNIE MAE
  2.73%, 04/23/08                                        13,000           12,978
  2.92%, 04/23/08                                        33,750           33,690
  2.96%, 04/23/08                                        91,000           90,837
  2.93%, 04/30/08                                       171,000          170,599
  2.98%, 05/01/08                                        17,000           16,958
  2.56%, 05/07/08                                        89,000           88,773
  2.73%, 05/14/08                                        78,000           77,748
  2.11%, 06/04/08                                        78,000           77,709
  2.09%, 06/18/08                                        22,000           21,901
FEDERAL FARM CREDIT BANK
  2.30%, 04/07/08                                        32,000           31,988
  2.45%, 05/28/08                                        20,000           19,923
  2.45%, 05/30/08                                         6,000            5,976
FEDERAL HOME LOAN BANK
  2.71%, 04/02/08                                        82,000           81,994
  1.90%, 04/08/08                                        10,805           10,801
  2.14%, 04/09/08                                       115,000          114,945
  1.76%, 04/17/08                                       135,000          134,894
  1.76%, 04/18/08                                       100,000           99,917
  2.10%, 04/18/08                                       100,000           99,901
  2.96%, 04/25/08                                       167,000          166,673
  2.69%, 05/07/08                                        74,000           73,802
  2.72%, 05/07/08                                       100,000           99,730
  2.03%, 05/23/08                                        45,000           44,869
  2.10%, 06/13/08                                        76,000           75,678
  2.13%, 06/20/08                                        18,000           17,915
  2.13%, 06/25/08                                       180,000          179,099
FREDDIE MAC
  2.96%, 04/21/08                                       100,000           99,837
  2.74%, 04/30/08                                        60,000           59,869
  2.82%, 05/05/08                                        77,100           76,896
  2.47%, 05/09/08                                        50,000           49,870
  2.46%, 05/16/08                                       131,000          130,599
  2.80%, 05/21/08                                        23,000           22,911
  2.82%, 05/27/08                                       100,000           99,565
  2.21%, 06/09/08                                        68,000           67,714
  2.11%, 06/23/08                                        55,000           54,734
  2.11%, 06/30/08                                        84,000           83,560
  2.09%, 07/03/08                                        44,200           43,962
                                                                  --------------
                                                                       2,638,815
                                                                  --------------
TOTAL FIXED-RATE OBLIGATIONS
(COST $19,777,639)                                                    19,777,639
                                                                  --------------

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
VARIABLE-RATE OBLIGATIONS 8.1% OF NET ASSETS

ABBEY NATIONAL TREASURY
  SERVICES PLC
  4.68%, 04/02/08 (a)                                   115,000          115,054
ANZ NATIONAL (INT'L) LTD.
  3.31%, 05/27/08 (a)                                    65,000           65,000
BANCO ESPANOL DE CREDITO S.A.
  3.98%, 04/18/08 (c)                                    50,000           50,000
BANK OF IRELAND
  2.55%, 04/21/08 (c)                                    10,000           10,000
BANK OF MONTREAL
  3.34%, 04/30/08                                        50,000           49,977
BNP PARIBAS
  3.06%, 04/03/08                                        10,000           10,000
BRECKENRIDGE TERRACE LLC
  2.73%, 04/03/08 (a)                                     1,000            1,000
CANADIAN IMPERIAL BANK OF
  COMMERCE
  2.61%, 04/23/08                                        25,000           25,000
COOK COUNTY, IL
  2.93%, 04/02/08 (a)                                     1,500            1,500
CREDIT SUISSE
  3.85%, 04/23/08                                        56,000           56,000
DANSKE BANK A/S
  2.51%, 04/21/08                                       200,000          200,000
DANSKE CORP.
  3.14%, 05/13/08 (a)(c)                                 70,000           70,000
  3.15%, 05/16/08 (a)(c)                                 50,000           50,000
DEUTSCHE BANK AG
  2.98%, 04/14/08                                       100,000          100,001
  2.74%, 04/28/08                                       100,000          100,002
  4.75%, 04/21/08                                       100,000          100,000
EAGLE COUNTY, CO
  2.73%, 04/03/08 (a)                                     2,000            2,000
FIVE FINANCE, INC.
  4.48%, 04/09/08 (b)(c)                                 19,000           18,998
FORTIS BANK
  2.62%, 04/28/08                                        50,000           49,995
K2 (USA), L.L.C.
  2.52%, 06/20/08 (b)(c)(d)                              50,000           50,001
LIBERTY LIGHTHOUSE U.S. CAPITAL CO.,
  L.L.C.
  4.69%, 04/02/08 (b)(c)                                 15,000           15,000
  4.47%, 04/10/08 (b)(c)(d)                               4,000            4,000
  3.03%, 05/15/08 (b)(c)(d)                              13,000           13,000
MERRILL LYNCH & CO., INC.
  2.96%, 04/15/08                                        25,000           25,000
  2.92%, 04/18/08                                        50,000           50,000
MITSUBISHI UFJ TRUST & BANKING
  CORP.
  3.24%, 04/30/08                                        20,000           20,000
MORGAN STANLEY
  3.27%, 04/03/08                                        20,000           20,000
NORDEA BANK AB
  3.02%, 04/11/08 (c)                                    25,000           25,000
ROYAL BANK OF CANADA
  3.06%, 04/04/08                                       150,000          150,000
  2.65%, 04/29/08                                        20,200           20,197
ROYAL BANK OF SCOTLAND PLC
  2.61%, 04/21/08 (c)                                    20,000           20,000
SIGMA FINANCE, INC.
  3.32%, 04/25/08 (b)(c)(d)                             100,000          100,001
SOCIETE GENERALE
  3.12%, 04/02/08 (c)                                    15,000           15,000
SVENSKA HANDELSBANKEN AB
  4.47%, 04/07/08 (c)                                    50,000           50,000
TENDERFOOT SEASONAL HOUSING,
  L.L.C.
  2.73%, 04/03/08 (a)                                     2,885            2,885
THE GOLDMAN SACHS GROUP, INC.
  2.87%, 04/17/08 (c)(d)                                 77,000           77,000
WACHOVIA BANK, N.A.
  3.40%, 04/25/08                                        35,000           35,000
WESTPAC BANKING CORP.
  2.82%, 04/16/08 (c)                                    25,000           25,000
  3.10%, 05/06/08                                        50,000           50,000
WESTPAC SECURITIES NZ LTD.
  3.31%, 05/05/08 (a)(c)                                 45,000           45,000
                                                                  --------------
TOTAL VARIABLE-RATE OBLIGATIONS
(COST $1,886,611)                                                      1,886,611
                                                                  --------------

                                                    MATURITY
ISSUER                                               AMOUNT            VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
OTHER INVESTMENTS 7.7% OF NET ASSETS

REPURCHASE AGREEMENTS 7.7%
--------------------------------------------------------------------------------
BANK OF AMERICA SECURITIES,
  L.L.C.
Tri-Party Repurchase Agreement
  dated 03/31/08, due 04/01/08 at
  2.70% ,fully collateralized by U.S.
  Government Securities with a
  value of $86,700.                                      85,006           85,000
BARCLAYS CAPITAL, INC.
Tri-Party Repurchase Agreement
  dated 03/31/08, due 04/01/08 at
  2.50%, fully collateralized by U.S.
  Government Securities with a
  value of $346,800.                                    340,024          340,000
CREDIT SUISSE SECURITIES (USA),
  L.L.C.
Tri-Party Repurchase Agreement
  dated 03/31/08, due 04/01/08 at
  2.75%, fully collateralized by U.S.
  Government Securities with a
  value of $18,148.                                      17,792           17,790
DEUTSCHE BANK SECURITIES, INC.
Tri-Party Repurchase Agreement
  dated 03/31/08, due 04/01/08 at
  2.75%, fully collateralized by U.S.
  Government Securities with a
  value of $872,100.                                    855,065          855,000

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    MATURITY
ISSUER                                               AMOUNT            VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
Tri-Party Repurchase Agreement
  dated 03/31/08, due 04/01/08 at
  2.25%, fully collateralized by U.S.
  Government Securities with a
  value of $127,500.                                    125,008          125,000
GOLDMAN SACHS & CO.
Tri-Party Repurchase Agreement,
  dated 03/31/08, due 04/01/2008 at
  2.75%, fully collateralized by U.S.
  Government Securities with a
  value of $224,400.                                    220,017          220,000
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement
  dated 03/31/08, due 04/01/08 at
  2.50%, fully collateralized by U.S.
  Government Securities with a
  value of $158,101.                                    155,011          155,000
                                                                  --------------
TOTAL OTHER INVESTMENTS
(COST $1,797,790)                                                      1,797,790
                                                                  --------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 03/31/08, the tax basis cost of the fund's investments was $23,462,040.

(a) Credit-enhanced security.
(b) Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,023,567 or 17.2% of net assets.
(d) Illiquid security. At the period end, the value of these amounted to $478,993 or 2.0% of net assets
(e) Security is in default. This security is currently in the process of being restructured. On February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle ("SIV"), experienced an "enforcement event" that has led to the appointment of a Receiver to manage Whistlejacket's operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket, including the Notes held by the fund. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 of the 1940 Act. As required under Rule 2a-7, the Board of Trustees of the fund met on February 12, 2008 and, based on the recommendation of the fund's investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. On February 15, 2008, the Security Trustee of Whistlejacket notified the Fund that an insolvency acceleration event had occurred and as a result the Notes were in default.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's investments carried at value:

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
Level 1 - Quoted Prices                                           $            0
Level 2 - Other Significant Observable Inputs                     $  23,462,040
Level 3 - Significant Unobservable Inputs                         $            0
TOTAL                                                             $   23,462,040

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB MONEY MARKET FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                      COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
   80.4%  FIXED-RATE                                 16,040,171       16,040,171
          OBLIGATIONS
   11.6%  VARIABLE-RATE                               2,315,994        2,315,994
          OBLIGATIONS
    7.8%  OTHER INVESTMENTS                           1,550,747        1,550,747
--------------------------------------------------------------------------------
   99.8%  TOTAL INVESTMENTS                          19,906,912       19,906,912
    0.2%  OTHER ASSETS AND
          Liabilities                                                     47,131
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                  19,954,043

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
FIXED-RATE OBLIGATIONS 80.4% OF NET ASSETS

BANK NOTES  0.9%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
  4.75%, 04/11/08                                       120,000          120,000
  2.95%, 07/18/08                                        61,000           61,000
                                                                  --------------
                                                                         181,000
CERTIFICATES OF DEPOSIT 39.0%
--------------------------------------------------------------------------------
ABN AMRO BANK N.V.
  3.07%, 05/08/08                                        70,000           70,000
  3.00%, 06/13/08                                        12,000           12,000
  3.01%, 06/23/08                                        65,000           65,000
  2.39%, 08/19/08                                         1,000            1,000
ALLIED IRISH BANK PLC
  4.73%, 04/28/08                                        65,000           65,000
  2.72%, 09/09/08                                        14,000           14,000
AUSTRALIA & NEW ZEALAND BANKING
  GROUP LTD.
  3.00%, 06/04/08                                        37,000           37,000
  3.22%, 06/30/08                                        80,000           80,000
  2.55%, 07/24/08                                        53,000           53,000
  2.50%, 09/26/08                                        18,000           18,000
BANCO BILBAO VIZCAYA ARGENTARIA S.A.
  2.94%, 08/26/08                                        14,000           14,000
  2.53%, 09/24/08                                        18,000           18,000
BANCO SANTANDER S.A.
  3.85%, 05/16/08                                        10,000           10,001
  3.81%, 05/19/08                                       150,000          150,012
  3.10%, 06/23/08                                        18,000           18,027
  4.25%, 07/10/08                                        80,000           80,000
  4.18%, 07/15/08                                        51,000           51,001
BANK OF IRELAND
  3.79%, 05/20/08                                        12,000           12,000
BANK OF MONTREAL
  5.38%, 04/14/08                                        10,000           10,000
  3.10%, 07/29/08                                       129,000          129,000
BANK OF SCOTLAND PLC
  4.50%, 04/08/08                                        64,000           64,000
  2.98%, 08/29/08                                        80,000           80,000
  3.10%, 10/22/08                                        57,000           57,123
BANK OF THE WEST
  3.23%, 07/02/08                                        99,000           99,000
BANK OF TOKYO MITSUBISHI UFJ
  LTD.
  3.10%, 05/07/08                                       115,000          115,000
BARCLAYS BANK PLC
  4.87%, 04/09/08                                        10,000           10,001
  5.07%, 04/17/08                                        13,000           13,000
  5.32%, 05/13/08                                       160,000          160,000
  3.70%, 07/22/08                                        20,000           20,000
  2.45%, 08/18/08                                       267,000          267,000
  2.62%, 12/18/08                                       101,000          101,000
BNP PARIBAS
  4.19%, 05/14/08                                       143,000          143,000
  3.12%, 05/27/08                                        20,000           20,000
  4.64%, 05/30/08                                       100,000          100,000
  3.00%, 06/05/08                                       115,000          115,000
  2.65%, 06/26/08                                       325,000          325,000
CALYON
  3.10%, 06/16/08                                        10,000           10,018
  2.99%, 07/22/08                                       193,000          193,000
CITIBANK, N.A.
  3.40%, 04/18/08                                       466,000          466,098
  2.97%, 06/05/08                                       129,000          129,000
  2.94%, 09/03/08                                        50,000           50,000
COMMERZBANK AG
  4.33%, 04/23/08                                        28,000           28,000
CREDIT AGRICOLE S.A.
  4.83%, 04/02/08                                       173,000          173,000
  3.70%, 07/22/08                                         7,000            7,001
  3.00%, 08/22/08                                        54,000           54,002
CREDIT SUISSE
  4.42%, 07/07/08                                        11,000           11,000
DNB NOR BANK ASA
  3.06%, 05/06/08                                       100,000          100,000
  3.10%, 06/30/08                                        24,000           24,000
FORTIS BANK
  2.40%, 09/22/08                                         1,000            1,000
HSBC BANK PLC
  4.76%, 05/09/08                                        90,000           90,000
  2.55%, 07/25/08                                        37,000           37,000
  3.07%, 07/28/08                                        46,000           46,000
ING BANK N.V.
  3.21%, 05/02/08                                       143,000          143,000
  2.99%, 06/05/08                                        76,000           76,000
  3.06%, 07/30/08                                        20,000           20,000

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
INTESA SANPAOLO
  3.92%, 04/16/08                                        21,000           21,000
  3.06%, 05/06/08                                        18,000           18,000
  3.13%, 06/02/08                                        37,000           37,000
  4.46%, 06/30/08                                        50,000           50,000
  2.66%, 09/02/08                                       250,000          250,000
  2.50%, 09/25/08                                        65,000           65,000
  2.62%, 10/01/08                                        37,000           37,000
LLOYDS TSB BANK PLC
  3.10%, 06/30/08                                        10,000           10,000
MITSUBISHI UFJ TRUST & BANKING
  CORP.
  5.38%, 04/09/08                                        30,000           30,000
  4.21%, 05/14/08                                         5,000            5,000
  3.81%, 05/19/08                                        15,000           15,000
  5.18%, 07/23/08                                        40,000           40,000
MIZUHO CORPORATE BANK LTD.
  3.11%, 04/04/08                                        17,000           17,000
  3.85%, 04/23/08                                       104,000          104,000
  3.23%, 05/01/08                                       190,000          190,000
NATIXIS S.A.
  4.53%, 04/04/08                                       120,000          120,000
NORDEA BANK FINLAND PLC
  2.52%, 12/18/08                                       198,000          198,000
ROYAL BANK OF SCOTLAND PLC
  4.35%, 05/08/08                                        67,000           67,000
  4.83%, 06/18/08                                        96,000           96,000
SKANDINAVISKA ENSKILDA BANKEN
  AB
  4.90%, 05/23/08                                       179,000          179,000
SOCIETE GENERALE
  3.93%, 04/17/08                                         9,000            9,000
  4.81%, 06/24/08                                        95,000           95,000
SUMITOMO MITSUI BANKING CORP.
  3.11%, 04/04/08                                        38,000           38,000
  3.13%, 04/04/08                                       150,000          150,000
  3.12%, 04/08/08                                        38,000           38,000
  3.15%, 04/10/08                                        50,000           50,000
  3.12%, 04/11/08                                        27,000           27,000
SUMITOMO TRUST & BANKING CO.
  4.46%, 07/07/08                                        50,000           50,000
  4.36%, 07/08/08                                        11,000           11,000
SVENSKA HANDELSBANKEN AB
  3.03%, 05/05/08                                       100,000          100,002
SWEDBANK AB
  3.22%, 06/30/08                                       111,000          111,000
TORONTO DOMINION BANK
  3.10%, 05/06/08                                        15,000           15,000
  4.86%, 06/20/08                                        75,000           75,000
UBS AG
  5.40%, 04/14/08                                       265,000          265,000
  5.32%, 04/15/08                                       145,000          145,000
  4.76%, 05/07/08                                        25,000           25,000
  5.27%, 05/12/08                                        90,000           90,000
  3.33%, 05/23/08                                        27,000           27,000
  3.10%, 06/30/08                                         6,500            6,500
  3.08%, 07/11/08                                        11,000           11,025
UNICREDITO ITALIANO S.P.A.
  5.12%, 04/16/08                                        60,000           60,000
  4.80%, 06/27/08                                        15,000           15,000
  2.50%, 08/21/08                                       120,000          120,000
UNION BANK OF CALIFORNIA
  4.45%, 06/18/08                                        52,000           52,000
  2.86%, 09/05/08                                        66,000           65,997
WESTPAC BANKING CORP.
  5.38%, 04/09/08                                        35,000           35,000
  3.10%, 05/06/08                                       137,000          137,000
  2.98%, 08/27/08                                       137,000          137,000
WILMINGTON TRUST CO.
  4.90%, 06/19/08                                        19,000           19,000
                                                                  --------------
                                                                       7,782,808
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 29.3%
--------------------------------------------------------------------------------
ALPINE SECURITZATION CORP.
  2.82%, 04/03/08 (a)(b)(c)                             100,000           99,984
  3.30%, 04/21/08 (a)(b)(c)                               9,000            8,984
AMSTEL FUNDING CORP.
  4.76%, 04/02/08 (b)(c)                                  8,000            7,999
  4.44%, 04/11/08 (b)(c)                                 10,000            9,988
ANGLO IRISH BANK
  4.46%, 07/02/08 (c)                                    20,000           19,777
AQUINAS FUNDING, L.L.C.
  5.51%, 04/04/08 (a)(b)(c)                              30,000           29,986
ATLANTIC ASSET SECURITIZATION,
  L.L.C.
  2.91%, 04/17/08 (a)(b)(c)                              95,000           94,878
ATLANTIS ONE FUNDING CORP.
  3.18%, 05/28/08 (b)(c)                                 20,000           19,900
  3.12%, 06/06/08 (b)(c)                                146,000          145,173
  2.83%, 06/25/08 (b)(c)                                 20,000           19,867
BANK OF AMERICA CORP.
  4.70%, 05/05/08                                       111,000          110,518
  3.00%, 05/29/08                                        18,000           17,914
  2.89%, 07/01/08                                       161,000          159,835
  2.83%, 08/26/08                                       100,000           98,860
BANK OF IRELAND
  3.11%, 07/01/08 (c)                                     9,000            8,930
  2.91%, 07/08/08 (c)                                    90,000           89,294
CANCARA ASSET SECURITIZATION, L.L.C.
  4.21%, 04/11/08 (a)(b)(c)                              60,000           59,931
  3.92%, 04/24/08 (a)(b)(c)                              70,000           69,826
  3.18%, 05/21/08 (a)(b)(c)                             119,000          118,479
CHARIOT FUNDING, L.L.C.
  2.85%, 04/01/08 (a)(b)(c)                             120,059          120,059
  5.06%, 04/17/08 (a)(b)(c)                              76,000           75,832
CITIGROUP FUNDING, INC.
  3.13%, 05/29/08 (a)                                    50,000           49,750
  3.01%, 06/05/08 (a)                                    50,000           49,731
  4.94%, 06/06/08 (a)                                    55,000           54,514
  3.94%, 06/17/08 (a)                                   112,000          111,072
  3.12%, 07/25/08 (a)                                    25,000           24,754
CLIPPER RECEIVABLES CO., L.L.C.
  3.92%, 04/14/08 (a)(b)(c)                              30,000           29,958
DNB NOR BANK ASA
  4.37%, 06/09/08                                        95,000           94,219
  2.67%, 09/18/08                                        23,000           22,714
FAIRWAY FINANCE CO., L.L.C.
  3.24%, 04/03/08 (a)(b)(c)                              46,000           45,992
  3.28%, 04/24/08 (a)(b)(c)                              25,000           24,948
FALCON ASSET SECURITIZATION CORP.
  2.95%, 04/07/08 (a)(b)(c)                              76,077           76,040
  3.53%, 04/23/08 (a)(b)(c)                              10,467           10,445

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
GEMINI SECURITIZATION CORP., L.L.C.
  3.92%, 04/16/08 (a)(b)(c)                              22,000           21,964
  3.99%, 04/16/08 (a)(b)(c)                              50,000           49,918
  2.91%, 04/17/08 (a)(b)(c)                               7,000            6,991
  3.89%, 04/18/08 (a)(b)(c)                              29,107           29,054
  3.89%, 04/21/08 (a)(b)(c)                              25,000           24,947
GENERAL ELECTRIC CAPITAL CORP.
  2.25%, 08/14/08                                       130,000          128,913
  2.77%, 08/28/08                                        75,000           74,153
  2.20%, 09/16/08                                       332,000          328,622
GENERAL ELECTRIC CAPITAL SERVICES
  2.25%, 08/14/08                                        25,000           24,791
  2.78%, 08/28/08                                        35,000           34,603
  2.20%, 09/16/08                                        28,000           27,715
GRAMPIAN FUNDING, L.L.C.
  5.22%, 04/02/08 (a)(b)(c)                              26,000           25,996
  5.26%, 04/07/08 (a)(b)(c)                              35,000           34,970
  5.24%, 04/08/08 (a)(b)(c)                              13,500           13,487
  4.79%, 04/25/08 (a)(b)(c)                              26,000           25,919
  3.15%, 05/12/08 (a)(b)(c)                               4,000            3,986
GREENWICH CAPITAL HOLDINGS,
  INC.
  4.38%, 06/06/08 (a)                                     8,000            7,937
ING (U.S.) FUNDING, L.L.C.
  2.88%, 07/11/08 (a)                                    25,000           24,800
J.P. MORGAN CHASE & CO.
  2.55%, 04/01/08                                        45,221           45,221
  2.60%, 04/01/08                                       125,000          125,000
JUPITER SECURTITZATION CORP.
  3.30%, 04/24/08 (a)(b)(c)                              17,000           16,964
K2 (USA), L.L.C.
  5.40%, 06/13/08 (b)(c)(d)                              23,000           23,000
  5.42%, 07/15/08 (b)(c)(d)                             119,000          119,000
KBC FINANCIAL PRODUCTS
  INTERNATIONAL, LTD.
  5.20%, 04/02/08 (a)(c)                                 28,000           27,996
MONT BLANC CAPITAL CORP.
  4.42%, 04/09/08 (a)(b)(c)                              25,000           24,976
  3.91%, 04/18/08 (a)(b)(c)                               5,920            5,909
MORGAN STANLEY
  5.17%, 04/07/08                                        25,000           24,979
NATIONWIDE BUILDING SOCIETY U.S.
  3.85%, 05/16/08                                        28,000           27,867
  3.30%, 05/27/08                                         8,000            7,959
  3.07%, 07/29/08                                        45,000           44,549
  2.96%, 08/04/08                                        55,000           54,442
PARK AVENUE RECEIVABLES CO., L.L.C.
  3.10%, 04/01/08 (a)(b)(c)                              50,000           50,000
  2.85%, 04/02/08 (a)(b)(c)                             100,000           99,992
  3.53%, 04/18/08 (a)(b)(c)                             152,307          152,055
PICAROS FUNDING, L.L.C.
  5.23%, 04/08/08 (a)(b)(c)                              41,000           40,959
  2.73%, 07/25/08 (a)(b)(c)                              57,000           56,508
RABOBANK USA FINANCIAL CORP.
  2.65%, 04/01/08 (a)                                    75,000           75,000
  2.75%, 04/01/08 (a)                                   250,000          250,000
RANGER FUNDING CO., L.L.C.
  3.01%, 04/04/08 (a)(b)(c)                              53,338           53,325
SCALDIS CAPITAL LTD.
  3.94%, 04/15/08 (a)(b)(c)                              85,000           84,871
  4.02%, 04/15/08 (a)(b)(c)                              18,000           17,972
  5.14%, 04/16/08 (a)(b)(c)                              25,000           24,947
  4.33%, 05/12/08 (a)(b)(c)                              90,000           89,562
SEDNA FINANCE, INC.
  5.41%, 06/13/08 (b)(c)                                 56,000           56,000
SHEFFIELD RECEIVABLES CORP.
  3.17%, 04/07/08 (a)(b)(c)                              75,000           74,961
  3.31%, 04/11/08 (a)(b)(c)                              60,000           59,945
SKANDINAVISKA ENSKILDA BANKEN
  AB
  3.78%, 06/18/08                                        17,000           16,863
SOCIETE GENERALE NORTH AMERICA, INC.
  4.60%, 04/03/08 (a)                                    20,000           19,995
  3.82%, 05/19/08 (a)                                     8,000            7,960
SOLITAIRE FUNDING, L.L.C.
  5.14%, 04/10/08 (a)(b)(c)                              24,000           23,970
  5.11%, 04/16/08 (a)(b)(c)                              50,000           49,895
  5.11%, 04/17/08 (a)(b)(c)                              61,000           60,864
  3.18%, 05/20/08 (a)(b)(c)                              94,000           93,597
STADSHYPOTEK DELAWARE, INC.
  3.93%, 04/16/08 (a)(c)                                 15,000           14,976
  3.06%, 06/23/08 (a)(c)                                 82,000           81,427
SWEDBANK MORTGAGE AB
  5.22%, 04/10/08                                        48,000           47,939
  4.47%, 07/03/08                                        29,000           28,673
THE GOLDMAN SACHS GROUP, INC.
  3.97%, 05/16/08                                        50,000           49,755
THUNDER BAY FUNDING, L.L.C.
  2.90%, 04/04/08 (a)(b)(c)                             141,149          141,115
TULIP FUNDING CORP.
  3.15%, 05/07/08 (a)(b)(c)                              77,000           76,759
UBS FINANCE (DELAWARE), INC.
  4.45%, 06/18/08 (a)                                    75,000           74,292
  5.09%, 07/07/08 (a)                                    50,000           49,340
UNICREDIT BANK (IRELAND) PLC
  4.61%, 04/14/08 (a)(c)                                 11,000           10,982
  3.77%, 05/20/08 (a)(c)                                114,000          113,422
VARIABLE FUNDING CAPITAL CORP.
  4.81%, 04/14/08 (a)(b)(c)                              50,000           49,915
WESTPAC SECURITIES NZ LTD.
  2.53%, 12/15/08 (a)(c)                                 39,000           38,307
WHISTLEJACKET CAPITAL, L.L.C.
  3.90%, 02/25/08 (b)(c)(d)(e)                          100,000          100,000
  3.08%, 03/25/08 (b)(c)(d)(e)                           59,000           59,000
  3.03%, 05/19/08 (b)(c)(d)(e)                           17,000           17,000
  5.42%, 06/16/08 (b)(c)(d)(e)                           13,000           13,000
                                                                  --------------
                                                                       5,841,922
FIXED-RATE COUPON NOTE 0.2%
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK
  4.40%, 04/29/08                                        35,000           35,045
FIXED-RATE DISCOUNT NOTES 11.0%
--------------------------------------------------------------------------------
FANNIE MAE
  2.54%, 04/23/08                                        34,500           34,447
  2.73%, 04/23/08                                        46,000           45,924
  2.92%, 04/23/08                                        49,000           48,913
  2.96%, 04/23/08                                       100,000           99,820

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
  2.93%, 04/30/08                                       148,000          147,653
  2.98%, 05/01/08                                        15,000           14,963
  2.51%, 05/14/08                                        12,379           12,342
  2.73%, 05/14/08                                        80,000           79,741
  2.09%, 06/18/08                                        21,000           20,905
FEDERAL FARM CREDIT BANK
  2.45%, 05/27/08                                        50,000           49,810
FEDERAL HOME LOAN BANK
  2.71%, 04/02/08                                        74,000           73,995
  1.90%, 04/08/08                                        10,000            9,996
  2.14%, 04/09/08                                         8,000            7,996
  2.56%, 04/09/08                                        50,000           49,972
  1.76%, 04/17/08                                        50,000           49,961
  1.76%, 04/18/08                                        56,186           56,139
  2.10%, 04/18/08                                        50,000           49,951
  1.76%, 04/24/08                                        70,775           70,696
  2.96%, 04/25/08                                       147,000          146,712
  2.69%, 05/07/08                                        37,000           36,901
  2.72%, 05/07/08                                        56,000           55,849
  2.82%, 05/14/08                                        48,870           48,707
  2.03%, 05/23/08                                        47,000           46,863
  2.13%, 06/20/08                                        15,000           14,929
  2.13%, 06/25/08                                        73,000           72,635
  2.83%, 06/30/08                                        50,000           49,650
FREDDIE MAC
  2.96%, 04/21/08                                       100,000           99,837
  2.47%, 05/09/08                                        45,000           44,883
  2.46%, 05/16/08                                       113,000          112,654
  2.80%, 05/21/08                                       175,000          174,324
  2.82%, 05/27/08                                       150,000          149,348
  2.21%, 06/09/08                                        55,000           54,768
  2.83%, 06/13/08                                        50,000           49,716
  2.11%, 06/23/08                                        49,000           48,763
  2.11%, 06/30/08                                        70,000           69,633
                                                                  --------------
                                                                       2,199,396
                                                                  --------------
TOTAL FIXED-RATE OBLIGATIONS
(COST $16,040,171)                                                    16,040,171
                                                                  --------------
VARIABLE-RATE OBLIGATIONS 11.6% OF NET ASSETS

ABAG FINANCE AUTHORITY FOR
  NONPROFIT CORPS., CALIFORNIA
  2.68%, 04/03/08 (a)                                    17,680           17,680
BANK OF IRELAND
  2.55%, 04/21/08 (c)                                    50,000           50,000
BANK OF NEW YORK CO., INC.
  2.71%, 04/28/08 (c)                                    75,000           75,000
CANADIAN IMPERIAL BANK OF
  COMMERCE
  2.61%, 04/23/08                                        65,000           65,000
CFM INTERNATIONAL, INC.
  2.95%, 04/07/08 (a)(c)                                  7,020            7,020
CITY OF SANTA ROSA, CALIFORNIA
  2.68%, 04/03/08 (a)                                     9,100            9,100
COMMONWEALTH BANK OF
  AUSTRALIA
  2.62%, 04/24/08 (c)                                    50,000           50,000
COOK COUNTY, IL
  2.93%, 04/02/08 (a)                                    30,000           30,000
CREDIT SUISSE
  3.85%, 04/23/08                                       277,000          277,000
DANSKE CORP.
  3.15%, 05/16/08 (a)(c)                                 80,000           80,000
DEUTSCHE BANK AG
  2.74%, 04/28/08                                        60,000           60,001
FORTIS BANK
  2.62%, 04/28/08                                        50,000           49,995
GENWORTH LIFE & ANNUITY
  3.20%, 04/01/08 (d)                                   100,000          100,000
LIBERTY LIGHTHOUSE U.S. CAPITAL
  CO., L.L.C.
  3.03%, 05/15/08 (b)(c)(d)                              16,000           16,000
LOWNDES CORP., GEORGIA
  3.92%, 04/03/08 (a)(c)                                    600              600
MERRILL LYNCH & CO., INC.
  2.96%, 04/15/08                                       100,000          100,000
  2.59%, 04/22/08                                        50,000           50,000
MET LIFE INSURANCE CO. OF CT
  3.22%, 04/28/08 (d)                                   100,000          100,000
MITSUBISHI UFJ TRUST & BANKING
  CORP.
  3.24%, 04/30/08                                        20,000           20,000
MORGAN STANLEY
  3.27%, 04/03/08                                       240,000          240,000
NEW JERSEY ECONOMIC
  DEVELOPMENT AUTHORITY
  2.64%, 04/07/08 (a)                                    18,500           18,500
  2.64%, 04/07/08 (a)                                    39,410           39,410
NORDEA BANK AB
  3.05%, 04/09/08 (c)                                    50,000           50,000
  3.02%, 04/11/08 (c)                                    45,000           45,000
ROYAL BANK OF CANADA
  3.12%, 04/10/08                                        60,000           60,000
ROYAL BANK OF SCOTLAND PLC
  4.49%, 04/11/08                                       200,000          200,000
  2.61%, 04/21/08 (c)                                   185,000          185,000
SE CHRISTIAN CHURCH, JEFFERSON
  COUNTY, KENTUCKY
  2.93%, 04/03/08 (a)                                     5,685            5,685
SOCIETE GENERALE
  3.12%, 04/02/08 (c)                                    60,000           60,000
THE GOLDMAN SACHS GROUP, INC.
  2.87%, 04/16/08 (c)(d)                                 80,000           80,000
WELLS FARGO & CO.
  2.90%, 04/15/08 (c)                                   165,000          165,003
WESTPAC BANKING CORP.
  3.10%, 05/06/08                                        10,000           10,000
                                                                  --------------
TOTAL VARIABLE-RATE OBLIGATIONS
(COST $2,315,994)                                                      2,315,994
                                                                  --------------

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
OTHER INVESTMENTS 7.8% OF NET ASSETS

REPURCHASE AGREEMENTS 7.8%
--------------------------------------------------------------------------------
BANK OF AMERICA SECURITIES,
  L.L.C.
Tri-Party Repurchase Agreement
  dated 03/31/08, due 04/01/08 at
  2.70%, fully collateralized by U.S.
  Government Securities with a
  value of $76,500.                                      75,006           75,000
BARCLAYS CAPITAL, INC.
Tri-Party Repurchase Agreement
  dated 03/31/08, due 04/01/08 at
  2.50%, fully collateralized by U.S.
  Government Securities with a
  value of $295,800.                                    290,020          290,000
CREDIT SUISSE SECURITIES (USA),
  L.L.C.
Tri-Party Repurchase Agreement
  dated 03/31/08, due 04/01/08 at
  2.75%, fully collateralized by U.S.
  Government Securities with a
  value of $5,864.                                        5,747            5,747
DEUTSCHE BANK SECURITIES, INC.
Tri-Party Repurchase Agreement
  dated 03/31/08, due  04/01/08 at
  2.68%, fully collateralized by U.S.
  Government Securities with a
  value of $851,700.                                    835,062          835,000
GOLDMAN SACHS & CO.
Tri-Party Repurchase Agreement
  dated 03/31/08, due 04/01/08 at
  2.75%, fully collateralized by U.S.
  Government Securities with a
  value of $193,800.                                    190,015          190,000
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement
  dated 03/31/08, due 04/01/08 at
  2.50%, fully collateralized by U.S.
  Government Securities with a
  value of $158,103.                                    155,011          155,000
                                                                  --------------
TOTAL OTHER INVESTMENTS
(COST $1,550,747)                                                      1,550,747
                                                                  --------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 03/31/08, the tax basis cost of the fund's investments was $19,906,912.

(a) Credit-enhanced security.
(b) Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,310,296 or 21.6% of net assets.
(d) Illiquid security. At the period end, the value of these amounted to $627,000 or 3.1% of net assets.
(e) Security is in default. This security is currently in the process of being restructured. On February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle ("SIV"), experienced an "enforcement event" that has led to the appointment of a Receiver to manage Whistlejacket's operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket, including the Notes held by the fund. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 of the 1940 Act. As required under Rule 2a-7, the Board of Trustees of the fund met on February 12, 2008 and, based on the recommendation of the fund's investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. On February 15, 2008, the Security Trustee of Whistlejacket notified the Fund that an insolvency acceleration event had occurred and as a result the Notes were in default.

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
Level 1 - Quoted Prices                                              $         0
Level 2 - Other Significant Observable                               $19,906,912
Level 3 - Significant Unobservable Inputs                            $         0
TOTAL                                                                $19,906,912

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Randall W. Merk and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Charles Schwab Family of Funds


By: /s/ Randall W. Merk
    ---------------------------------
    Randall W. Merk
    Chief Executive Officer

Date: 5/16/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Randall W. Merk
    ---------------------------------
    Randall W. Merk
    Chief Executive Officer

Date: 5/16/2008


By: /s/ George Pereira
    ---------------------------------
    George Pereira
    Principal Financial Officer

Date: 5/16/2008